UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22321

MAINSTAY FUNDS TRUST

(Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, NY 10010

(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.

30 Hudson Street

Jersey City, New Jersey 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 576-7000

Date of fiscal year end: April 30

(MainStay CBRE Global Infrastructure Fund, MainStay CBRE Real Estate Fund, MainStay Conservative ETF Allocation Fund, MainStay Defensive ETF Allocation Fund, MainStay Equity ETF Allocation Fund, MainStay Growth ETF Allocation Fund, MainStay Moderate ETF Allocation Fund, MainStay MacKay Intermediate Tax Free Bond Fund and MainStay MacKay Short Term Municipal Fund)

Date of reporting period: October 31, 2020

FORM N-CSR

The information presented in this Form N-CSR relates solely to the

MainStay CBRE Global Infrastructure Fund, MainStay CBRE Real Estate Fund, MainStay Conservative

ETF Allocation Fund, MainStay Defensive ETF Allocation Fund, MainStay Equity ETF Allocation Fund,

MainStay Growth ETF Allocation Fund, MainStay Moderate ETF Allocation Fund, MainStay MacKay

Intermediate Tax Free Bond Fund and MainStay MacKay Short Term Municipal Fund

series of the Registrant.

Item 1.	Reports to Stockholders.

MainStay CBRE Global Infrastructure Fund

Message from the President and Semiannual Report

Unaudited  |  October 31, 2020

Beginning on January 1, 2021, paper copies of each MainStay Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from MainStay Funds or from your financial intermediary. Instead, the reports will be made available on the MainStay Funds’ website. You will be notified by mail and provided with a website address to access the report each time a new report is posted to the website.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from MainStay Funds electronically by calling toll-free 800-624-6782, by sending an e-mail to MainStayShareholderServices@nylim.com, or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper form free of charge. If you hold shares of a MainStay Fund directly, you can inform MainStay Funds that you wish to receive paper copies of reports by calling toll-free 800-624-6782 or by sending an e-mail to MainStayShareholderServices@nylim.com. If you hold shares of a MainStay Fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper form will apply to all MainStay Funds in which you are invested and may apply to all funds held with your financial intermediary.

Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

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Message from the President

Although the global coronavirus pandemic continued to afflict populations and economies around the world, most broad U.S. stock and bond markets gained ground, rebounding from earlier pandemic-related declines to rise during the six-month reporting period ended October 31, 2020.

The backdrop for the reporting period was set in February and March 2020 as COVID-19 spread worldwide. Governments struggled to support overburdened health care systems by issuing “stay-at-home” orders and placing restrictions on nonessential activity. These responses slowed global economic activity, driving stock and bond indices sharply lower. Emergency monetary and fiscal measures promised economic relief, and by early April, market sentiment began to improve. Unemployment remained high, some sectors of the global economy remained depressed and many questions surrounding the pandemic had yet to be answered. Nevertheless, investors looked forward to a gradual lessening of restrictions on nonessential businesses, the possibility of additional stimulus and apparent progress in the development of a vaccine.

As the reporting period began on May 1, 2020, the S&P 500® Index, a widely regarded benchmark of U.S. equity market performance, had already recovered much of the ground it lost in February and March 2020. By late-August, the S&P 500® Index had reached new record levels. However, a resurgence of coronavirus cases in many parts of the country and uncertainties related to the November 3, 2020, U.S. election caused the rally to falter as the reporting period drew to a close.

Nevertheless, for the reporting period as a whole, U.S. equity indices generally produced strong gains. Returns proved most robust among small- to mid-cap stocks and growth-oriented stocks, while large-cap and value-oriented issues posted slightly milder gains. Within the S&P 500® Index, the consumer discretionary sector generated the strongest returns buoyed by better-than-expected levels of consumer spending. The materials, information technology, industrials and communication services sectors all outperformed the S&P 500® Index. The utilities, financials, consumer staples, health care and real estate sectors generated positive returns but lagged the Index. Only the energy sector ended the reporting period in negative territory, experiencing sharp losses due to low petroleum prices and weak global demand. International equities rose, but tended to trail their U.S. counterparts due to weaker underlying economic growth and somewhat less aggressive monetary and fiscal stimulus. Emerging-market equities tracked the performance of U.S. equity markets more closely, led by relatively strong returns in Asian markets, including China and South Korea.

Risk-on conditions prevailed for fixed-income markets as well, favoring lower credit quality and longer duration securities. Corporate bonds generally gained ground, with high-yield securities tending to outperform investment-grade instruments. Similarly, among municipal bond issues, high-yield securities outperformed. Recognized safe havens, such as long-term U.S. government bonds, which had attracted risk-averse investors during the height of the market sell-off in early 2020, experienced declining prices. Emerging-market debt, on the other hand, outperformed most other bond types as investors overlooked risk in pursuit of higher return potential.

Although the ongoing pandemic continues to change the way that many of us work and live our lives, at New York Life Investments, we remain dedicated to providing you, as a MainStay investor, with products, information and services to help you to navigate today’s rapidly changing investment environment. By taking appropriate steps to minimize community spread of COVID-19 within our organization and despite the challenges posed by the coronavirus pandemic, we continue to innovate with you in mind, introducing new suites of Funds and providing continuous insights into ever-evolving markets and investment strategies. Our goal is to give you the tools you need to build a resilient portfolio in the face of uncertain times.

Sincerely,

Kirk C. Lehneis

President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.

Not part of the Semiannual Report

Investors should refer to the Fund’s Summary Prospectus and/or Prospectus and consider the Fund’s investment objectives, strategies, risks, charges and expenses carefully before investing. The Summary Prospectus and/or Prospectus contain this and other information about the Fund. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-624-6782, by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, NJ 07302 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available via the MainStay Funds’ website at newyorklifeinvestments.com. Please read the Summary Prospectus and/or Prospectus carefully before investing.

Investment and Performance Comparison1 (Unaudited)

Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class A shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.

Average Annual Total Returns for the Period-Ended October 31, 2020

Class	Sales Charge		Inception Date	Six Months	One Year*	Five Years	Since Inception	Gross Expense Ratio[2]

Class A Shares[3]	Maximum 5.5% Initial Sales Charge	With sales charges Excluding sales charges	10/16/2013	–1.09 4.67%	–11.78 –6.40%	5.55 6.80%	6.22 7.12%	1.32 1.32%
Investor Class Shares[4]	Maximum 5% Initial Sales Charge	With sales charges Excluding sales charges	2/24/2020	–1.25 4.50	N/A N/A	N/A N/A	–17.70 –12.91	1.79 1.79
Class C Shares[3]	Maximum 1% CDSC if Redeemed Within One Year of Purchase	With sales charges Excluding sales charges	2/28/2019	3.23 4.23	–8.02 –7.13	N/A N/A	2.20 2.20	2.54 2.54
Class I Shares[3]	No Sales Charge		6/28/2013	4.80	–6.16	7.11	8.19	1.07
Class R6 Shares	No Sales Charge		2/24/2020	4.82	N/A	N/A	–12.63	0.98

*	Effective at the close of business on February 21, 2020, the Fund changed its fiscal and tax year end from October 31 to April 30.
1.

The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.

2.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3.

Performance figures for Class A shares, Class C shares and Class I shares reflect the historical performance of the then-existing Class A shares, Class C shares and Class I shares, respectively, of the Voya CBRE Global Infrastructure Fund (the predecessor to the Fund, which was subject to a different fee structure) for periods prior to February 21, 2020. The MainStay CBRE Global Infrastructure Fund commenced operations on February 24, 2020.

4.	Prior to June 30, 2020, the maximum initial sales charge for Investor Class shares was 5.5%, which is reflected in the average annual total return figures shown.

The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.

5

Benchmark Performance	Six Months	One Year	Five Years	Since Inception

FTSE Global Core Infrastructure 50/50 Index[5]	3.38%	–9.65%	5.71%	6.25%
Morningstar Infrastructure Category Average[6]	5.75	–7.69	4.71	5.63

5.

The FTSE Global Core Infrastructure 50/50 Index is the Fund’s primary broad-based securities market index for comparison purposes. The FTSE Global Core Infrastructure 50/50 Index gives participants an industry-defined interpretation of infrastructure and adjusts the exposure to certain infrastructure sub-sectors. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.

6.

The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.

6	MainStay CBRE Global Infrastructure Fund

Cost in Dollars of a $1,000 Investment in MainStay CBRE Global Infrastructure Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2020, to October 31, 2020, and the impact of those costs on your investment.

Example

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2020, to October 31, 2020.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2020. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class	Beginning Account Value 5/1/20	Ending Account Value (Based on Actual Returns and Expenses) 10/31/20	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 10/31/20	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]

Class A Shares	$1,000.00	$1,046.70	$6.50	$1,018.85	$6.41	1.26%

Investor Class Shares	$1,000.00	$1,045.00	$7.47	$1,017.90	$7.38	1.45%

Class C Shares	$1,000.00	$1,042.30	$10.71	$1,014.72	$10.56	2.08%

Class I Shares	$1,000.00	$1,048.00	$5.01	$1,020.32	$4.94	0.97%

Class R6 Shares	$1,000.00	$1,048.20	$4.90	$1,020.42	$4.84	0.95%

1.

Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.

2.	Expenses are equal to the Fund’s annualized expense ratio to reflect the six-month period.

7

Country Composition as of October 31, 2020 (Unaudited)

United States	56.0%

Italy	8.0

United Kingdom	6.0

Spain	5.7

France	5.4

Canada	4.4

Australia	3.5

Portugal	2.6

Mexico	1.7

Japan	1.4%

Hong Kong	1.2

Germany	1.1

New Zealand	1.0

Singapore	0.8

China	0.5

Other Assets, Less Liabilities	0.7

100.0%

See Portfolio of Investments beginning on page 11 for specific holdings within these categories. The Fund’s holdings are subject to change.

Top Ten Holdings as of October 31, 2020 (excluding short-term investment) (Unaudited)

1.	American Electric Power Co., Inc.

2.	Crown Castle International Corp.

3.	American Tower Corp.

4.	Enel S.p.A.

5.	NextEra Energy, Inc.
6.	Cellnex Telecom S.A.

7.	Vinci S.A.

8.	Ameren Corp.

9.	National Grid PLC

10.	Union Pacific Corp.

8	MainStay CBRE Global Infrastructure Fund

Portfolio Management Discussion and Analysis (Unaudited)

Questions answered by portfolio managers T. Ritson Ferguson, CFA, Jeremy Anagnos, CFA, Daniel Foley, CFA, and Hinds Howard of CBRE Clarion Securities LLC, the Fund’s Subadvisor.

How did MainStay CBRE Global Infrastructure Fund perform relative to its benchmark and peer group during the six months ended October 31, 2020?

For the six months ended October 31, 2020, Class I shares of MainStay CBRE Global Infrastructure Fund returned 4.80%, outperforming the 3.38% return of the Fund’s primary benchmark, the FTSE Global Core Infrastructure 50/50 Index. Over the same period, Class I shares underperformed the 5.75% return of the Morningstar Infrastructure Category Average.1

What factors affected the Fund’s relative performance during the reporting period?

Relative to the FTSE Global Core Infrastructure 50/50 Index, the Fund benefited from both stock selection and sector allocation. The Fund’s thematic positioning toward communications stocks in the United States and Europe, and toward renewable-focused utilities both made positive contributions to relative performance. (Contributions take weightings and total returns into account.) A cautious outlook and position toward the midstream energy subsector further bolstered relative returns. We believe that our success in underwriting stable earnings outlooks for these stocks in volatile times, confirmed by earnings releases during the reporting period, along with discussions with management teams and interaction with private market infrastructure colleagues at CBRE provided the foundation for the Fund’s outperformance.

During the reporting period, which sectors and subsectors were the strongest positive contributors to the Fund’s relative performance and which sectors and subsectors were particularly weak?

Significantly underweight exposure to emerging-markets equities—at a time when such stocks returned negative performance—provided the largest positive contribution to the Fund’s relative outperformance. Overweight exposure to the communication services sector further enhanced relative performance, primarily due to gains in European communications stocks. Communications companies benefited from expectations that demand will continue to increase as the COVID-19 pandemic requires additional remote working and investment in network connectivity and data growth. The Fund’s underweight exposure to U.S.-based utilities and to North American rail stocks, both of which performed well during the reporting period, were the most significant detractors from relative performance.

During the reporting period, which individual stocks made the strongest positive contributions to the Fund’s absolute performance and which stocks detracted the most?

The largest positive contributors to absolute performance included holdings in Spanish tower operator Cellnex Telecom,

U.S. utility NextEra Energy and Italian utility Enel. Cellnex Telecom continued to grow by acquiring tower assets in Europe and benefited from secular growth in data usage. NextEra Energy and Enel are two of the leading global developers of renewable assets. Both benefited from the increasing global focus on decarbonization and from their scale in that area.

The most significant detractor from absolute performance during the reporting period was the Fund’s position in Ohio-based utility operator FirstEnergy. The stock underperformed on news of a federal investigation into lobbying activities related to state legislation benefiting nuclear power plants that the company formerly owned. The Fund retained a reduced position in FirstEnergy, reflecting our assessment of the stock’s value in the event of a punitive outcome, and continued monitoring the ongoing investigation. Another significant detractor from absolute performance was the Fund’s position in U.S. natural gas pipeline and midstream operator Kinder Morgan. The stock declined after the company reduced earnings guidance due to an uncertain outlook for the return of demand across its refined products pipeline system. The Fund retained a position in Kinder Morgan in light of the company’s large natural gas pipeline footprint, which we believe is likely to continue providing stable cash flow in an otherwise volatile subsector. We also believe that Kinder Morgan management has executed well, reducing the company’s leverage and positioning it well for a cyclical rebound in energy demand.

What were some of the Fund’s largest purchases and sales during the reporting period?

During the reporting period, the Fund’s largest purchases included new positions in utility operators Alliant Energy and Public Service Enterprise Group, and in natural gas pipeline operator TC Energy. In our view, discounted regulated utility Alliant Energy presents growing opportunities to invest in renewables. New Jersey-based utility Public Service Enterprise Group operates power generation assets. We believe the stock is heavily discounted by the market, with strong decarbonization-led rate base growth, and opportunities to recognize value through the disposal of power assets, as part of an ongoing strategic review process. Canadian natural gas pipeline operator TC Energy has highly contracted and regulated cash flow that enabled it to maintain 2020 guidance during a particularly volatile time for midstream assets. We believe TC Energy is well managed and trades at a discount, due to its association with the broader midstream sector.

The Fund’s largest sales during the reporting period included its entire position in large midstream operator Enbridge and California-based utility Edison International. We expect Enbridge to face ongoing regulatory scrutiny related to a large pipeline

1.	See page 5 for other share class returns, which may be higher or lower than Class I share returns. See page 6 for more information on benchmark and peer group returns.

9

development the company is pursuing. Edison International is exposed to the continued threat of wildfires and unknown outcomes regarding related future costs.

How did the Fund’s sector and subsector weightings change during the reporting period?

The Fund’s most notable change in subsector exposure during the reporting period was an increase in North American rail exposure. In our view, rail stocks have very strong balance sheets and flexible operating models that have proved resilient in the face of virus-driven economic uncertainty. Furthermore, the subsector trades at a discount to historical valuations compared with the broader equity market. The Fund also increased its utility exposure in the United States and Europe as utility valuations in those regions grew increasingly attractive relative to their stable outlooks and renewable development opportunities.

We trimmed the Fund’s overweight communication services exposure after strong performance elevated the subsector’s valuations; however, we continued to maintain an overweight position in light of our positive outlook for communications stocks. We reduced the Fund’s Asian utility exposure during the reporting period in favor of increased exposure to U.S. and

European utilities, which our analysis found more attractive. We also reduced the Fund’s transportation subsector exposure, particularly among toll roads in Europe, Australia and Mexico.

How was the Fund positioned at the end of the reporting period?

As of October 31, 2020, the Fund held overweight exposure to the communication services and utilities subsectors, both of which we believe are well positioned to continue benefiting from stable earnings, driven by secular themes facing minimal impact from the COVID-19 demand declines affecting other subsectors. Communication services infrastructure provides the necessary assets to support secular data growth. The utilities sector is investing significant amounts to facilitate the world’s transition to cleaner energy and decarbonization through renewable generation. The Fund’s key overweight positions within communication services and utilities include Cellnex Telecom and Enel.

As of the same date, the Fund held relatively underweight exposure to airports and passenger transportation-related stocks. Within these subsectors, the Fund’s most significant underweight positions include Australian toll road operator Transurban Group and Canadian midstream operator Enbridge.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

10	MainStay CBRE Global Infrastructure Fund

Portfolio of Investments October 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 98.0%†
Australia 3.5%
APA Group (Utilities)	246,742	$1,819,333
Atlas Arteria, Ltd. (Transportation)	1,788,755	7,091,264

		8,910,597

Canada 4.4%
Fortis, Inc. (Utilities)	115,100	4,546,809
Pembina Pipeline Corp. (Midstream / Pipelines)	95,200	1,992,891
TC Energy Corp. (Midstream / Pipelines)	117,800	4,636,667

		11,176,367

China 0.5%
China Resources Gas Group, Ltd. (Utilities)	284,000	1,230,880

France 5.4%
Engie S.A. (Utilities) (a)	335,304	4,055,465
Vinci S.A. (Transportation)	121,748	9,616,457

		13,671,922

Germany 1.1%
Fraport A.G. Frankfurt Airport Services Worldwide (Transportation)(a)	76,935	2,779,465

Hong Kong 1.2%
CK Infrastructure Holdings, Ltd. (Utilities)	620,897	2,923,282

Italy 8.0%
Atlantia S.p.A. (Transportation) (a)	240,538	3,685,276
Enel S.p.A. (Utilities)	1,302,538	10,367,185
Infrastrutture Wireless Italiane S.p.A (Communications)	215,669	2,330,940
Terna Rete Elettrica Nazionale S.p.A. (Utilities)	586,651	3,965,543

		20,348,944

Japan 1.4%
Chubu Electric Power Co., Inc. (Utilities)	322,234	3,605,684

Mexico 1.7%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation)(a)	282,600	1,276,340
Promotora Y Operadora de Infraestructura S.A.B. de C.V. (Transportation)	457,795	3,020,456

		4,296,796

New Zealand 1.0%
Infratil, Ltd. (Diversified Property Holdings)	733,435	2,628,413

Portugal 2.6%
EDP—Energias de Portugal S.A. (Utilities)	1,307,967	6,446,707

Singapore 0.8%
NetLink NBN Trust (Communications)	2,982,073	2,095,824

	Shares	Value
Spain 5.7%
Cellnex Telecom S.A. (Communications)	153,560	$9,857,863
Iberdrola S.A. (Utilities)	202,294	2,385,467
Red Electrica Corp. S.A. (Utilities)	122,049	2,149,934

		14,393,264

United Kingdom 6.0%
National Grid PLC (Utilities)	724,120	8,621,113
United Utilities Group PLC (Utilities)	574,644	6,427,590

		15,048,703

United States 54.7%
AES Corp. (Utilities)	281,700	5,493,150
Alliant Energy Corp. (Utilities)	129,800	7,175,344
Ameren Corp. (Utilities)	108,700	8,817,744
American Electric Power Co., Inc. (Utilities)	124,900	11,232,257
American Tower Corp. (Communications)	46,530	10,685,615
Atmos Energy Corp. (Utilities)	21,700	1,989,239
Cheniere Energy, Inc. (Midstream / Pipelines) (a)	125,937	6,028,604
CMS Energy Corp. (Utilities)	79,910	5,060,700
Crown Castle International Corp. (Communications)	69,897	10,917,911
Equinix, Inc. (Communications)	7,049	5,154,511
Essential Utilities, Inc. (Utilities)	184,350	7,595,220
Exelon Corp. (Utilities)	148,107	5,907,988
FirstEnergy Corp. (Utilities)	186,000	5,527,920
Kansas City Southern (Transportation)	26,100	4,597,254
Kinder Morgan, Inc. (Midstream / Pipelines)	340,300	4,049,570
Legacy Reserves, Inc. (Midstream / Pipelines) (a)(b)(c)	32,997	92,062
NextEra Energy, Inc. (Utilities)	141,480	10,357,751
NiSource, Inc. (Utilities)	186,300	4,279,311
Norfolk Southern Corp. (Transportation)	31,800	6,650,016
Public Service Enterprise Group, Inc. (Utilities)	97,600	5,675,440
Sempra Energy (Utilities)	27,900	3,497,544
Union Pacific Corp. (Transportation)	44,600	7,902,674

		138,687,825

Total Common Stocks (Cost $238,928,877)		248,244,673

Short-Term Investment 1.3%
Affiliated Investment Company 1.3%
United States 1.3%
MainStay U.S. Government Liquidity Fund, 0.02% (d)	3,274,106	3,274,106

Total Short-Term Investment (Cost $3,274,106)		3,274,106

Total Investments (Cost $242,202,983)	99.3%	251,518,779
Other Assets, Less Liabilities	0.7	1,882,438
Net Assets	100.0%	$253,401,217

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	11

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

†	Percentages indicated are based on Fund net assets.

(a)	Non-income producing security.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)

Illiquid security—As of October 31, 2020, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $92,062, which represented less than one-tenth of a percent of the Fund’s net assets.

(d)	Current yield as of October 31, 2020.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs
Investments in Securities (a)
Common Stocks (b)	$248,152,611	$—	$92,062	$248,244,673
Short-Term Investment
Affiliated Investment Company	3,274,106	—	—	3,274,106

Total Investments in Securities	$251,426,717	$—	$92,062	$251,518,779

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $92,062 is held in Oil, Gas & Consumable Fuels within the Common Stocks section of the Portfolio of Investments.

The table below sets forth the diversification of the Fund’s investments by sector.

Sector Diversification

	Value	Percent †
Diversified Property Holdings	$2,628,413	1.0%
Communications	41,042,664	16.2
Utilities	141,154,600	55.8
Midstream / Pipelines	16,799,794	6.6
Transportation	46,619,202	18.4

	248,244,673	98.0
Short-Term Investment	3,274,106	1.3
Other Assets, Less Liabilities	1,882,438	0.7

Net Assets	$253,401,217	100.0%

†	Percentages indicated are based on Fund net assets.

12	MainStay CBRE Global Infrastructure Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities as of October 31, 2020 (Unaudited)

Assets
Investment in unaffiliated securities, at value (identified cost $238,928,877)	$248,244,673
Investment in affiliated investment company, at value (identified cost $3,274,106)	3,274,106
Cash denominated in foreign currencies (identified cost $59,256)	59,223
Receivables:
Fund shares sold	3,343,224
Investment securities sold	879,647
Dividends	431,241
Other assets	117,814

Total assets	256,349,928

Liabilities
Payables:
Investment securities purchased	2,524,315
Fund shares redeemed	153,441
Manager (See Note 3)	139,730
Transfer agent (See Note 3)	87,148
NYLIFE Distributors (See Note 3)	12,539
Professional fees	11,134
Trustees	2,230
Accrued expenses	18,174

Total liabilities	2,948,711

Net assets	$253,401,217

Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$23,509
Additional paid-in capital	257,271,785

257,295,294
Total distributable earnings (loss)	(3,894,077)

Net assets	$253,401,217

Class A
Net assets applicable to outstanding shares	$28,115,183

Shares of beneficial interest outstanding	2,609,103

Net asset value per share outstanding	$10.78
Maximum sales charge (5.50% of offering price)	0.63

Maximum offering price per share outstanding	$11.41

Investor Class
Net assets applicable to outstanding shares	$1,850,104

Shares of beneficial interest outstanding	171,929

Net asset value per share outstanding	$10.76
Maximum sales charge (5.00% of offering price)	0.57

Maximum offering price per share outstanding	$11.33

Class C
Net assets applicable to outstanding shares	$6,865,149

Shares of beneficial interest outstanding	640,011

Net asset value and offering price per share outstanding	$10.73

Class I
Net assets applicable to outstanding shares	$216,362,320

Shares of beneficial interest outstanding	20,068,209

Net asset value and offering price per share outstanding	$10.78

Class R6
Net assets applicable to outstanding shares	$208,461

Shares of beneficial interest outstanding	19,339

Net asset value and offering price per share outstanding	$10.78

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	13

Statement of Operations for the six months ended October 31, 2020 (Unaudited)

Investment Income (Loss)
Income
Dividends-unaffiliated (a)	$3,943,588
Securities lending	30,231
Dividends-affiliated	484

Total income	3,974,303

Expenses
Manager (See Note 3)	1,053,947
Transfer agent (See Note 3)	129,582
Registration	77,442
Distribution/Service—Class A (See Note 3)	32,519
Distribution/Service—Investor Class (See Note 3)	2,221
Distribution/Service—Class C (See Note 3)	31,595
Professional fees	48,275
Shareholder communication	39,636
Custodian	29,372
Trustees	2,355
Miscellaneous	6,425

Total expenses before waiver/reimbursement	1,453,369
Expense waiver/reimbursement from Manager (See Note 3)	(173,937)

Net expenses	1,279,432

Net investment income (loss)	2,694,871

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(775,878)
Foreign currency transactions	31,625

Net realized gain (loss)	(744,253)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	10,206,667
Translation of other assets and liabilities in foreign currencies	10,176

Net change in unrealized appreciation (depreciation)	10,216,843

Net realized and unrealized gain (loss)	9,472,590

Net increase (decrease) in net assets resulting from operations	$12,167,461

(a)	Dividends recorded net of foreign withholding taxes in the amount of $231,225.

14	MainStay CBRE Global Infrastructure Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statements of Changes in Net Assets

for the six months ended October 31, 2020 (Unaudited), the period November 1, 2019 through April 30, 2020 (a) and the year ended October 31, 2019

	2020	2020 (a)	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,694,871	$1,997,640	$2,833,074
Net realized gain (loss)	(744,253)	(12,458,756)	5,836,501
Net change in unrealized appreciation (depreciation)	10,216,843	(18,493,973)	21,235,465

Net increase (decrease) in net assets resulting from operations	12,167,461	(28,955,089)	29,905,040

Distributions to shareholders:
Class A	(226,863)	(365,628)	(169,569)
Investor Class	(15,698)	(123)	—
Class C	(51,162)	(29,836)	(3,391)
Class I	(2,039,471)	(7,127,573)	(3,968,511)
Class W	—	(282,475)	(68,056)
Class R6	(455)	(55)	—

	(2,333,649)	(7,805,690)	(4,209,527)

Distributions to shareholders from return of capital:
Class A	—	(19,173)	—
Investor Class	—	(33)	—
Class C	—	(739)	—
Class I	—	(427,284)	—
Class W	—	(10,235)	—
Class R6	—	(15)	—

	—	(457,479)	—

Total distributions to shareholders	(2,333,649)	(8,263,169)	(4,209,527)

Capital share transactions:
Net proceeds from sale of shares	59,810,972	75,154,395	178,838,093
Net asset value of shares issued in connection with the acquisition of MainStay Cushing Energy Income Fund	13,886,106	—	—
Net asset value of shares issued in connection with the acquisition of MainStay Cushing Renaissance Advantage Fund	13,689,513	—	—
Net asset value of shares issued to shareholders in reinvestment of distributions	2,279,411	8,254,361	4,202,175
Cost of shares redeemed	(66,745,654)	(73,000,657)	(34,984,660)

Increase (decrease) in net assets derived from capital share transactions	22,920,348	10,408,099	148,055,608

Net increase (decrease) in net assets	32,754,160	(26,810,159)	173,751,121

	2020	2020 (a)	2019
Net Assets
Beginning of period	$220,647,057	$247,457,216	$73,706,095

End of period	$253,401,217	$220,647,057	$247,457,216

(a)	The Fund changed its fiscal year end from October 31 to April 30.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	15

Financial Highlights selected per share data and ratios

	Six months ended October 31, 2020*		November 1, 2019 through April 30, 2020#		Year ended October 31,
Class A					2019	2018	2017	2016	2015

Net asset value at beginning of period	$10.39		$11.99		$10.04	$11.40	$10.78	$10.68	$12.72

Net investment income (loss)	0.10	(a)	0.07	(a)	0.16	0.19	0.17 (a)	0.15 (a)	0.16 (a)

Net realized and unrealized gain (loss) on investments	0.38		(1.29)		2.12	(0.51)	1.30	0.66	(0.59)

Net realized and unrealized gain (loss) on foreign currency transactions	0.00	‡	(0.01)		—	—	—	—	—

Total from investment operations	0.48		(1.23)		2.28	(0.32)	1.47	0.81	(0.43)

Less distributions:

From net investment income	(0.09)		(0.06)		(0.17)	(0.25)	(0.12)	(0.20)	(0.13)

From net realized gain on investments	—		(0.29)		(0.16)	(0.79)	(0.73)	(0.51)	(1.49)

Return of capital	—		(0.02)		—	—	—	—	—

Total distributions	(0.09)		(0.37)		(0.33)	(1.04)	(0.85)	(0.71)	(1.62)

Redemption fee	—		—		—	—	—	—	0.01

Net asset value at end of period	$10.78		$10.39		$11.99	$10.04	$11.40	$10.78	$10.68

Total investment return (b)	4.67%		(10.57%)		23.24%	(3.16%)	14.96%	8.21%	(3.45%)

Ratios (to average net assets)/Supplemental Data:

Net investment income (loss)	1.75	%††	1.32	% ††	1.51%	1.89%	1.59%	1.44%	1.37%

Net expenses	1.26	%††(c)	1.32	% ††(c)(d)	1.35%	1.35%	1.53%	1.60%	1.60%

Expenses (before waiver/reimbursement)	1.36	%††(c)	1.54	% ††(c)(d)	1.56%	1.83%	2.36%	2.15%	1.76%

Portfolio turnover rate	38%		49%		53%	61%	85%	88%	97%

Net assets at end of period (in 000’s)	$28,115		$11,237		$11,700	$1,787	$1,146	$526	$178

*	Unaudited.
#	The Fund changed its fiscal year end from October 31 to April 30.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.
(c)

In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d)	Net of interest expense of less than 0.01%. (See Note 6)

16	MainStay CBRE Global Infrastructure Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios

Investor Class	Six months ended October 31, 2020*	February 24, 2020^ through April 30, 2020

Net asset value at beginning of period	$10.38	$12.50

Net investment income (loss) (a)	0.08	(0.00)‡

Net realized and unrealized gain (loss) on investments	0.39	(2.06)

Net realized and unrealized gain (loss) on foreign currency transactions	0.00 ‡	(0.02)

Total from investment operations	0.47	(2.08)

Less distributions:

From net investment income	(0.09)	(0.03)

Return of capital	—	(0.01)

Total distributions	(0.09)	(0.04)

Net asset value at end of period	$10.76	$10.38

Total investment return (b)	4.50%	(16.66%)

Ratios (to average net assets)/Supplemental Data:

Net investment income (loss) ††	1.41%	(0.12%)

Net expenses (c)††	1.45%	1.45%

Expenses (before waiver/reimbursement) (c)††	1.80%	1.67%

Portfolio turnover rate	38%	49%

Net assets at end of period (in 000’s)	$1,850	$106

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.
(c)

In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	17

Financial Highlights selected per share data and ratios

Class C	Six months ended October 31, 2020*		November 1, 2019 through April 30, 2020#		February 28, 2019^ through October 31, 2019

Net asset value at beginning of period	$10.37		$11.96		$10.82

Net investment income (loss) (a)	0.05		0.03		0.04

Net realized and unrealized gain (loss) on investments	0.39		(1.28)		1.22

Net realized and unrealized gain (loss) on foreign currency transactions	0.00	‡	(0.01)		—

Total from investment operations	0.44		(1.26)		1.26

Less distributions:

From net investment income	(0.08)		(0.03)		(0.12)

From net realized gain on investments	—		(0.29)		—

Return of capital	—		(0.01)		—

Total distributions	(0.08)		(0.33)		(0.12)

Net asset value at end of period	$10.73		$10.37		$11.96

Total investment return (b)	4.23%		(10.89%)		11.67%

Ratios (to average net assets)/Supplemental Data:

Net investment income (loss) ††	0.84%		0.58%		0.46%

Net expenses ††	2.08	%(c)	2.09	% (c)(d)	2.10%

Expenses (before waiver/reimbursement) ††	2.55	%(c)	2.36	% (c)(d)	2.31%

Portfolio turnover rate	38%		49%		53%

Net assets at end of period (in 000’s)	$6,865		$992		$1,048

*	Unaudited.
#	The Fund changed its fiscal year end from October 31 to April 30.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.
(c)

In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d)	Net of interest expense of less than 0.01%. (See Note 6)

18	MainStay CBRE Global Infrastructure Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios

	Six months ended October 31, 2020*		November 1, 2019 through April 30, 2020#		Year ended October 31,
Class I					2019	2018	2017	2016	2015

Net asset value at beginning of period	$10.39		$11.99		$10.04	$11.40	$10.78	$10.67	$12.72

Net investment income (loss)	0.13	(a)	0.09	(a)	0.20	0.23	0.20	0.21 (a)	0.19 (a)

Net realized and unrealized gain (loss) on investments	0.37		(1.29)		2.11	(0.52)	1.30	0.64	(0.57)

Net realized and unrealized gain (loss) on foreign currency transactions	0.00	‡	(0.01)		—	—	—	—	—

Total from investment operations	0.50		(1.21)		2.31	(0.29)	1.50	0.85	(0.38)

Less distributions:

From net investment income	(0.11)		(0.08)		(0.20)	(0.28)	(0.15)	(0.23)	(0.18)

From net realized gain on investments	—		(0.29)		(0.16)	(0.79)	(0.73)	(0.51)	(1.49)

Return of capital	—		(0.02)		—	—	—	—	—

Total distributions	(0.11)		(0.39)		(0.36)	(1.07)	(0.88)	(0.74)	(1.67)

Net asset value at end of period	$10.78		$10.39		$11.99	$10.04	$11.40	$10.78	$10.67

Total investment return (b)	4.80%		(10.46%)		23.52%	(2.88%)	15.25%	8.66%	(3.10%)

Ratios (to average net assets)/Supplemental Data:

Net investment income (loss)	2.27	%††	1.59	% ††	1.83%	2.14%	1.83%	2.05%	1.66%

Net expenses	0.97	%††(c)	1.05	% ††(c)(d)	1.10%	1.10%	1.21%	1.25%	1.25%

Expenses (before waiver/reimbursement)	1.10	%††(c)	1.18	% ††(c)(d)	1.14%	1.41%	1.61%	1.60%	1.43%

Portfolio turnover rate	38%		49%		53%	61%	85%	88%	97%

Net assets at end of period (in 000’s)	$216,362		$208,291		$225,176	$71,919	$36,755	$22,569	$40,069

*	Unaudited.
#	The Fund changed its fiscal year end from October 31 to April 30.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)

Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)

In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d)	Net of interest expense of less than 0.01%. (See Note 6)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	19

Financial Highlights selected per share data and ratios

Class R6	Six months ended October 31, 2020*	February 24, 2020^ through April 30, 2020

Net asset value at beginning of period	$10.39	$12.51

Net investment income (loss) (a)	0.08	0.02

Net realized and unrealized gain (loss) on investments	0.42	(2.09)

Net realized and unrealized gain (loss) on foreign currency transactions	0.00 ‡	(0.02)

Total from investment operations	0.50	(2.09)

Less distributions:

From net investment income	(0.11)	(0.02)

Return of capital	—	(0.01)

Total distributions	(0.11)	(0.03)

Net asset value at end of period	$10.78	$10.39

Total investment return (b)	4.82%	(16.65%)

Ratios (to average net assets)/Supplemental Data:

Net investment income (loss) ††	1.45%	0.85%

Net expenses (c)††	0.95%	0.95%

Expenses (before waiver/reimbursement) (c)††	1.05%	1.13%

Portfolio turnover rate	38%	49%

Net assets at end of period (in 000’s)	$208	$21

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)

Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)

In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

20	MainStay CBRE Global Infrastructure Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Notes to Financial Statements (Unaudited)

Note 1–Organization and Business

MainStay Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-four funds (collectively referred to as the “Funds”). These financial statements and notes relate to the MainStay CBRE Global Infrastructure Fund (the “Fund”), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.

The Fund is successor to the Voya CBRE Global Infrastructure Fund (the “Predecessor Fund”), which was a series of a different registered investment company for which Voya Investments, LLC (“Voya”), an Arizona limited liability company served as investment adviser and CBRE Clarion Securities LLC (“CBRE Clarion” or the “Subadvisor”) served as subadvisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization on February 21, 2020. Upon completion of the reorganization, the Class A, Class C and Class I shares of the Fund assumed the performance, financial and other information of the corresponding shares of the Predecessor Fund. All information provided for prior to February 21, 2020, refers to the Predecessor Fund.

Effective at the close of business on May 22, 2020, the Fund acquired the assets and liabilities of MainStay Cushing Energy Income Fund and MainStay Cushing Renaissance Advantage Fund (the “Reorganization”), which were separate series of the Trust. The Reorganization was approved by the Board of Trustees of the Trust (the “Board”) and shareholders pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”). See Note 10 for additional information.

The Fund currently has six classes of shares registered for sale. Class I shares commenced operations on June 28, 2013. Class A shares commenced operations on October 16, 2013. Class C shares commenced operations on February 28, 2019. Investor Class and Class R6 shares commenced operations on February 24, 2020. SIMPLE Class shares were registered for sale effective as of August 31, 2020. As of October 31, 2020, SIMPLE Class shares were not yet offered for sale.

Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. SIMPLE Class shares are currently expected to be offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter ten years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, speci-

fied share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.

The Fund’s investment objective is to seek total return.

Effective at the close of business on February 21, 2020, the Fund changed its fiscal and tax year end from October 31 to April 30.

Note 2–Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(A)  Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) on each day the Fund is open for business (“valuation date”).

The Board adopted procedures establishing methodologies for the valuation of the Fund’s securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Trust (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Fund’s assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the “Manager”), aided to whatever extent necessary by the Subadvisor. To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund’s third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.

The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.

For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such

21

Notes to Financial Statements (Unaudited) (continued)

methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

“Fair value” is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for an identical asset or liability

•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2020, is included at the end of the Portfolio of Investments.

The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund’s valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund’s valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended October 31, 2020, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor, reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. As of October 31, 2020, securities that were fair valued in such manner are shown in the Portfolio of Investments.

Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund’s NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in

22	MainStay CBRE Global Infrastructure Fund

the hierarchy. No foreign equity securities held by the Fund as of October 31, 2020 were valued in such a manner.

Equity securities are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.

Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

(B)  Income Taxes.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.

The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund’s financial statements. The Fund’s federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

(C)  Foreign Taxes.  The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund’s net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

(D)  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.

(E)  Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital.

The Fund may invest up to 25% of its net assets in master limited partnerships (“MLPs”). Distributions on a MLP are generally recorded based on the characterization reported on the Fund’s Form 1065, Schedule K-1, received from the MLP. The Fund records its pro rata share of the income and deductions, and capital gains and losses allocated from each MLP on the Statement of Operations, as well as adjusting the cost basis of each MLP accordingly, as reported on the Portfolio of Investments.

Distributions received from investments in energy related U.S. and Canadian royalty trusts and exploration and production companies (collectively, “Energy Trusts”) and MLPs generally are comprised of ordinary income, capital gains and return of capital from the Energy Trusts and MLPs. The Fund records its investment income on the ex-date of the distributions from Energy Trusts and MLPs. For financial statement purposes, the Fund uses return of capital and income estimates to allocate the distributions received. Such estimates are based

23

Notes to Financial Statements (Unaudited) (continued)

on historical information available from each Energy Trust, MLP and other industry sources.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(F)  Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.

(G)  Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

(H)  Repurchase Agreements.  The Fund may enter into repurchase agreements (i.e., buy a security from another party with the agreement that it will be sold back in the future) to earn income. The Fund may enter into repurchase agreements only with counterparties, usually financial institutions, that are deemed by the Manager or the Subadvisor to be creditworthy, pursuant to guidelines established by the Board. During the term of any repurchase agreement, the Manager or the Subadvisor will continue to monitor the creditworthiness of the counterparty. Under the 1940 Act, repurchase agreements are considered to be collateralized loans by the Fund to the counterparty secured by the securities transferred to the Fund.

Repurchase agreements are subject to counterparty risk, meaning the Fund could lose money by the counterparty’s failure to perform under the terms of the agreement. The Fund mitigates this risk by ensuring the repurchase agreement is collateralized by cash, U.S. government securities, fixed income securities and/or other securities. The collateral is held by the Fund’s custodian and valued daily on a mark to market basis to determine if the value, including accrued interest, exceeds the repurchase price. In the event of the counterparty’s default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, such as in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be limited or subject to delay, to legal proceedings and possible realized loss to the Fund. As of October 31, 2020, the Fund did not hold any repurchase agreements.

(I)  Foreign Currency Transactions.  The Fund’s books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:

(i)	market value of investment securities, other assets and liabilities—at the valuation date; and

(ii)	purchases and sales of investment securities, income and expenses—at the date of such transactions.

The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.

Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund’s books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.

(J)  Securities Lending.  In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, currently State Street Bank and Trust Company (“State Street”), acting as securities lending agent on behalf of the Fund. Under the current arrangement, State Street will manage the Fund’s collateral in accordance with the securities lending agency agreement between the Fund and State Street, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations. As of October 31, 2020, the Fund did not have any portfolio securities on loan.

(K)  Foreign Securities Risk.  The Fund invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. These risks are likely to be greater in

24	MainStay CBRE Global Infrastructure Fund

emerging markets than in developed markets. The ability of issuers of securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.

(L)  MLP Risk.  MLPs carry many of the risks inherent in investing in a partnership. State law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP. Limited partners may also have more limited control and limited rights to vote on matters affecting the MLP.

(M)  Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

Note 3–Fees and Related Party Transactions

(A)  Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”), serves as the Fund’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. CBRE Clarion a registered investment adviser, serves as Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement (“Subadvisory Agreement”) between New York Life Investments and CBRE Clarion, New York Life Investments pays for the services of the Subadvisor.

Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.85% of the Fund’s average daily net assets.

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.33%; Investor Class, 1.45%; Class C, 2.08%; Class I, 0.97%; and Class R6, 0.95%. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.

During the six-month period ended October 31, 2020, New York Life Investments earned fees from the Fund in the amount of $1,053,947 and waived fees and/or reimbursed certain class specific expenses in the amount of $173,937 and paid the Subadvisor in the amount of $439,718.

State Street provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund’s NAVs and assisting New York Life Investments in conducting various aspects of the Fund’s administrative operations. For providing these services to the Fund, State Street is compensated by New York Life Investments.

Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.

(B)  Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly distribution fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund’s shares and service activities.

(C)  Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended October 31, 2020, were $7,171 and $178, respectively.

The Fund was also advised that the Distributor retained CDSCs on redemptions of Class C shares during the six-month period ended October 31, 2020, of $390.

(D)  Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund’s transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with DST Asset Manager Solutions, Inc.

25

Notes to Financial Statements (Unaudited) (continued)

(“DST”), pursuant to which DST performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until August 31, 2021, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended October 31, 2020, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:

Class	Expense	Waived
Class A	$11,743	$—
Investor Class	4,750	—
Class C	16,850	—
Class I	96,237	—
Class R6	2	—

(E)  Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund’s prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.

(F)  Investments in Affiliates (in 000’s).  During the six-month period ended October 31, 2020, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period

MainStay U.S. Government Liquidity Fund	$376	$81,947	$(79,049)	$—	$—	$3,274	$0	(a)	$—	3,274

(a)	Less than $500

(G)  Capital.  As of October 31, 2020, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:

Investor Class	$21,767	1.2%
Class R6	$21,844	10.5%

Note 4–Federal Income Tax

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Investments in Securities	$247,836,899	$25,148,445	$(21,466,565)	$3,681,880

As of April 30, 2020, for federal income tax purposes, capital loss carryforwards of $7,193,176, were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the Fund through the years indicated. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or have expired.

Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)

Unlimited	$7,193	$ —

During the period ended April 30, 2020 and the years ended October 31, 2019 and October 31, 2018, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:

	2020	2019	2018

Distributions paid from:
Ordinary Income	$3,660,947	$2,910,254	$2,447,295
Long-Term Capital Gain	4,144,743	1,299,273	1,781,308
Return of Capital	457,479	—	—
Total	$8,263,169	$4,209,527	$4,228,603

Note 5–Custodian

State Street is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund’s net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.

26	MainStay CBRE Global Infrastructure Fund

Note 6–Line of Credit

The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.

Effective July 28, 2020, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JP Morgan Chase Bank NA, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate or the one-month London Interbank Offered Rate (“LIBOR”), whichever is higher. The Credit Agreement expires on July 27, 2021, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 28, 2020, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement, but State Street served as agent to the syndicate. During the six-month period ended October 31, 2020, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement or the credit agreement for which State Street served as agent.

Note 7–Interfund Lending Program

Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another subject to the conditions of the exemptive order. During the six-month period ended October 31, 2020, there were no interfund loans made or outstanding with respect to the Fund.

Note 8–Purchases and Sales of Securities (in 000’s)

During the six-month period ended October 31, 2020, purchases and sales of securities, other than short-term securities, were $93,209 and $96,246, respectively.

Note 9–Capital Share Transactions

Transactions in capital shares for the six-month period ended October 31, 2020, the period ended April 30, 2020 and the year ended October 31, 2019, were as follows:

Class A	Shares	Amount

Six-month period ended October 31, 2020:
Shares sold	662,525	$7,248,073
Shares issued in connection with the acquisition of MainStay Cushing Energy Income Fund	601,016	6,193,827
Shares issued in connection with the acquisition of MainStay Cushing Renaissance Advantage Fund	528,902	5,450,653
Shares issued to shareholders in reinvestment of distributions	20,855	224,108
Shares redeemed	(303,723)	(3,336,811)

Net increase (decrease) in shares outstanding before conversion	1,509,575	15,779,850
Shares converted into Class A (See Note 1)	17,730	193,113

Net increase (decrease)	1,527,305	$15,972,963

Period ended April 30, 2020 (a):
Shares sold	280,921	$3,178,261
Shares issued to shareholders in reinvestment of distributions	33,172	384,614
Shares redeemed	(208,401)	(2,229,848)

Net increase (decrease) in shares outstanding before conversion	105,692	1,333,027
Shares converted from Class A (See Note 1)	(80)	(832)

Net increase (decrease)	105,612	$1,332,195

Year ended October 31, 2019:
Shares sold	868,313	$9,653,435
Shares issued to shareholders in reinvestment of distributions	15,513	169,519
Shares redeemed	(85,561)	(957,531)

Net increase (decrease)	798,265	$8,865,423

Investor Class	Shares	Amount
Six-month period ended October 31, 2020:
Shares sold	4,201	$45,453
Shares issued in connection with the acquisition of MainStay Cushing Energy Income Fund	91,365	940,483
Shares issued in connection with the acquisition of MainStay Cushing Renaissance Advantage Fund	92,315	950,261
Shares issued to shareholders in reinvestment of distributions	1,427	15,297
Shares redeemed	(17,974)	(199,404)

Net increase (decrease) in shares outstanding before conversion	171,334	1,752,090
Shares converted into Investor Class (See Note 1)	51	554
Shares converted from Investor Class (See Note 1)	(9,648)	(105,486)

Net increase (decrease)	161,737	$1,647,158

Period ended April 30, 2020 (b):
Shares sold	10,096	$106,183
Shares issued to shareholders in reinvestment of distributions	16	156

Net increase (decrease) in shares outstanding before conversion	10,112	106,339
Shares converted into Investor Class (See Note 1)	80	832

Net increase (decrease)	10,192	$107,171

27

Notes to Financial Statements (Unaudited) (continued)

Class C	Shares	Amount
Six-month period ended October 31, 2020:
Shares sold	124,649	$1,370,095
Shares issued in connection with the acquisition of MainStay Cushing Energy Income Fund	307,263	3,159,121
Shares issued in connection with the acquisition of MainStay Cushing Renaissance Advantage Fund	269,210	2,767,878
Shares issued to shareholders in reinvestment of distributions	4,605	49,315
Shares redeemed	(153,232)	(1,688,725)

Net increase (decrease) in shares outstanding before conversion	552,495	5,657,684
Shares converted from Class C (See Note 1)	(8,173)	(88,181)

Net increase (decrease)	544,322	$5,569,503

Period ended April 30, 2020 (a):
Shares sold	11,275	$131,035
Shares issued to shareholders in reinvestment of distributions	2,613	30,575
Shares redeemed	(5,862)	(66,601)

Net increase (decrease)	8,026	$95,009

Period ended October 31, 2019 (c):
Shares sold	89,275	$1,031,473
Shares issued to shareholders in reinvestment of distributions	289	3,391
Shares redeemed	(1,901)	(21,916)

Net increase (decrease)	87,663	$1,012,948

Class I	Shares	Amount
Six-month period ended October 31, 2020 :
Shares sold	4,622,059	$50,944,539
Shares issued in connection with the acquisition of MainStay Cushing Energy Income Fund	348,425	3,592,675
Shares issued in connection with the acquisition of MainStay Cushing Renaissance Advantage Fund	438,428	4,520,721
Shares issued to shareholders in reinvestment of distributions	185,133	1,990,236
Shares redeemed	(5,571,187)	(61,511,795)

Net increase (decrease)	22,858	$(463,624)

Period ended April 30, 2020 (a):
Shares sold	6,223,447	$69,833,031
Shares issued to shareholders in reinvestment of distributions	653,378	7,546,236
Shares redeemed	(6,544,949)	(70,138,992)

Net increase (decrease) in shares outstanding before conversion	331,876	7,240,275
Shares converted into Class I (See Note 1) (d)	930,648	11,641,536

Net increase (decrease)	1,262,524	$18,881,811

Year ended October 31, 2019:
Shares sold	14,200,545	$158,999,775
Shares issued to shareholders in reinvestment of distributions	362,521	3,961,209
Shares redeemed	(2,941,969)	(33,873,492)

Net increase (decrease)	11,621,097	$129,087,492

Class W	Shares	Amount

Period ended April 30, 2020 (a):
Shares sold	157,430	$1,880,885
Shares issued to shareholders in reinvestment of distributions	24,765	292,710
Shares redeemed	(47,136)	(565,216)

Net increase (decrease) in shares outstanding before conversion	135,059	1,608,379
Shares converted from Class W (See Note 1) (d)	(930,098)	(11,641,536)

Net increase (decrease)	(795,039)	$(10,033,157)

Period ended October 31, 2019 (c):
Shares sold	800,304	$9,153,410
Shares issued to shareholders in reinvestment of distributions	5,805	68,056
Shares redeemed	(11,070)	(131,721)

Net increase (decrease)	795,039	$9,089,745

Class R6	Shares	Amount
Six-month period ended October 31, 2020:
Shares sold	18,087	$202,812
Shares issued to shareholders in reinvestment of distributions	42	455
Shares redeemed	(796)	(8,919)

Net increase (decrease)	17,333	$194,348

Period ended April 30, 2020 (b):
Shares sold	1,999	$25,000
Shares issued to shareholders in reinvestment of distributions	7	70

Net increase (decrease)	2,006	$25,070

(a)	The Fund changed its fiscal year end from October 31 to April 30.

(b)	The inception date of the class was February 24, 2020.

(c)	The inception date of the class was February 28, 2019.

(d)	Class W converted to Class I on February 21, 2020.

Note 10–Fund Acquisition

At special meetings held on May 15, 2020, the shareholders of Main-Stay Cushing Energy Income Fund and MainStay Cushing Renaissance Advantage Fund each approved the acquisition of the assets and assumption of liabilities of the MainStay Cushing Energy Income Fund and MainStay Cushing Renaissance Advantage Fund, respectively, in exchange for shares of the Fund, followed by the complete liquidation of the MainStay Cushing Energy Income Fund and MainStay Cushing Renaissance Advantage Fund (the “Reorganizations”). The Reorganizations were completed on May 22, 2020. The shareholders of MainStay Cushing Energy Income Fund and MainStay Cushing Renaissance Advantage Fund received the same class of shares of the Fund in a tax-free transaction. The shares were issued at NAV on May 22, 2020.

New York Life Investments believes that the shareholders of the MainStay Cushing Energy Income Fund and MainStay Cushing Renaissance Advantage Fund will benefit from the opportunity to participate in an investment option that is more focused on portfolio holdings consisting of securities issued by small capitalization companies with the potential for improved performance relative to the MainStay Cushing Energy Income Fund and MainStay Cushing Renaissance Advantage Fund and

28	MainStay CBRE Global Infrastructure Fund

lower net expenses after fee waivers and/or expense reimbursements with improved potential for economies of scale. The aggregate net assets of the Fund immediately before the Reorganization were

$216,261,572, and the combined net assets after the Reorganization were $243,837,191.

The chart below shows a summary of net assets, shares outstanding, net asset value per share outstanding and total distributable earnings (loss), before and after the Reorganization:

	Before Reorganization			After Reorganization
	MainStay Cushing Energy Income Fund	MainStay Cushing Renaissance Advantage Fund	MainStay CBRE Global Infrastructure Fund	MainStay CBRE Global Infrastructure Fund
Net Assets:
Class A	$6,193,827	$5,450,653	$11,134,876	$22,779,356
Investor Class	$940,483	$950,261	$109,563	$2,000,307
Class C	$3,159,121	$2,767,878	$957,457	$6,884,456
Class I	$3,592,675	$4,520,721	$204,038,989	$212,152,385
Class R6	$—	$—	$20,687	$20,687
Shares Outstanding:
Class A	3,445,944	625,287	1,080,471	2,210,389
Investor Class	524,975	109,803	10,644	194,323
Class C	1,831,130	339,427	93,124	669,596
Class I	1,972,096	508,945	19,788,177	20,575,030
Class R6	—	—	2,006	2,006
Net Asset Value Per Share Outstanding:
Class A	$1.80	$8.72	$10.31	$10.31
Investor Class	$1.79	$8.65	$10.29	$10.29
Class C	$1.73	$8.15	$10.28	$10.28
Class I	$1.82	$8.88	$10.31	$10.31
Class R6	$—	$—	$10.31	$10.31

Total distributable earnings (loss)	$(248,267,119)	$(84,368,759)	$(14,398,971)	$(15,483,333)

Assuming the Reorganization had been completed on May 1, 2020, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the six-month period ended October 31, 2020, are as follows:

Net investment income (loss)	$3,044,822
Net realized and unrealized gain (loss)	(16,104,243)
Net change in net assets resulting from operations	$(13,059,421)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the MainStay Cushing Energy Income Fund and MainStay Cushing Renaissance Advantage Fund that have been included in the Fund’s Statement of Operations since May 22, 2020.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from MainStay Cushing Energy Income Fund and MainStay Cushing Renaissance Advantage Fund, in the amount of $15,298,435 and $12,595,451, respectively, were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Note 11–Recent Accounting Pronouncement

To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which adds, removes, and modifies certain fair value measurement disclosure requirements. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019. The Manager evaluated the implications of certain provisions of ASU 2018-13 and determined to early adopt aspects related to the removal and modifications of certain fair value measurement disclosures, which are currently in place as of October 31, 2020. The Manager is evaluating the implications of certain other provisions of ASU 2018-13 related to new disclosure requirements and has not yet determined the impact of those provisions on the financial statement disclosures, if any.

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2020-04 (“ASU 2020-04”), which provides optional guidance to ease the potential accounting burden

29

Notes to Financial Statements (Unaudited) (continued)

associated with transitioning away from LIBOR and other reference rates that are expected to be discontinued. ASU 2020-04 is effective immediately upon release of the update on March 12, 2020, through December 31, 2022. At this time, the Manager is evaluating the implications of certain other provisions of ASU 2020-04 related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

Note 12–Other Matters

An outbreak of COVID-19, first detected in December 2019, has developed into a global pandemic and has resulted in travel restrictions, closure of international borders, certain businesses and securities markets, restrictions on securities trading activities, prolonged quarantines, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The continued impact of COVID-19 is uncertain and could further adversely affect the global economy, national economies, individual issuers and capital markets in unforeseeable ways and result in a substantial and extended economic downturn. Developments that disrupt global economies and financial markets, such as COVID-19, may magnify factors that affect the Fund’s performance.

Note 13–Subsequent Events

In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended October 31, 2020, events and transactions subsequent to October 31, 2020, through the date the financial statements were issued have been evaluated by the Manager, for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

30	MainStay CBRE Global Infrastructure Fund

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Fund’s securities is available free of charge upon request, by visiting the MainStay Funds’ website at newyorklifeinvestments.com or visiting the SEC’s website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting records for the 12-month period ending June 30 on Form N-PX. The most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-624-6782; visiting the MainStay Funds’ website at newyorklifeinvestments.com; or visiting the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC 60 days after its first and third fiscal quarter on Form N-PORT. The Fund’s holdings report is available free of charge by visiting the SEC’s website at www.sec.gov or upon request by calling New York Life Investments at 800-624-6782.

31

MainStay Funds

Equity

U.S. Equity

MainStay Epoch U.S. All Cap Fund

MainStay Epoch U.S. Equity Yield Fund

MainStay MacKay Common Stock Fund

MainStay MacKay Growth Fund

MainStay MacKay S&P 500 Index Fund

MainStay MacKay Small Cap Core Fund

MainStay MacKay U.S. Equity Opportunities Fund

MainStay MAP Equity Fund

MainStay Winslow Large Cap Growth Fund1

International Equity

MainStay Epoch International Choice Fund

MainStay MacKay International Equity Fund

MainStay MacKay International Opportunities Fund

Emerging Markets Equity

MainStay Candriam Emerging Markets Equity Fund

Global Equity

MainStay Epoch Capital Growth Fund

MainStay Epoch Global Equity Yield Fund

Fixed Income

Taxable Income

MainStay Candriam Emerging Markets Debt Fund

MainStay Floating Rate Fund

MainStay MacKay High Yield Corporate Bond Fund

MainStay MacKay Short Duration High Yield Fund

MainStay MacKay Total Return Bond Fund

MainStay MacKay Unconstrained Bond Fund

MainStay MacKay U.S. Infrastructure Bond Fund2

MainStay Short Term Bond Fund3

Tax-Exempt Income

MainStay MacKay California Tax Free Opportunities Fund4

MainStay MacKay High Yield Municipal Bond Fund

MainStay MacKay Intermediate Tax Free Bond Fund

MainStay MacKay New York Tax Free Opportunities Fund5

MainStay MacKay Short Term Municipal Fund

MainStay MacKay Tax Free Bond Fund

Money Market

MainStay Money Market Fund

Mixed Asset

MainStay Balanced Fund

MainStay Income Builder Fund

MainStay MacKay Convertible Fund

Speciality

MainStay CBRE Global Infrastructure Fund

MainStay CBRE Real Estate Fund

MainStay Cushing MLP Premier Fund

Asset Allocation

MainStay Conservative Allocation Fund

MainStay Conservative ETF Allocation Fund

MainStay Defensive ETF Allocation Fund

MainStay Equity Allocation Fund6

MainStay Equity ETF Allocation Fund

MainStay Growth Allocation Fund7

MainStay Growth ETF Allocation Fund

MainStay Moderate Allocation Fund

MainStay Moderate ETF Allocation Fund

Manager

New York Life Investment Management LLC

New York, New York

Subadvisors

Candriam Belgium S.A.8

Brussels, Belgium

Candriam Luxembourg S.C.A.8

Strassen, Luxembourg

CBRE Clarion Securities LLC

Radnor, Pennsylvania

Cushing Asset Management, LP

Dallas, Texas

Epoch Investment Partners, Inc.

New York, New York

MacKay Shields LLC8

New York, New York

Markston International LLC

White Plains, New York

NYL Investors LLC8

New York, New York

Winslow Capital Management, LLC

Minneapolis, Minnesota

Legal Counsel

Dechert LLP

Washington, District of Columbia

Independent Registered Public Accounting Firm

KPMG LLP

Philadelphia, Pennsylvania

Distributor

NYLIFE Distributors LLC8

Jersey City, New Jersey

Custodian9

State Street Bank and Trust Company

Boston, Massachusetts

1.	Formerly known as MainStay Large Cap Growth Fund.
2.	Formerly known as MainStay MacKay Infrastructure Bond Fund.
3.	Formerly known as MainStay Indexed Bond Fund.
4.

This Fund is registered for sale in AZ, CA, NV, OR, TX, UT and WA. Class A and Class I shares are registered for sale in MI. Class I and Class C2 shares are registered for sale in CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY.

5.	This Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY and VT.
6.	Formerly known as MainStay Growth Allocation Fund.
7.	Formerly known as MainStay Moderate Growth Allocation Fund.
8.	An affiliate of New York Life Investment Management LLC.
9.

The custodian for MainStay Cushing MLP Premier Fund is U.S. Bank National Association, Milwaukee, Wisconsin and the custodian for the MainStay ETF Asset Allocation Funds is JPMorgan Chase Bank, N.A., New York, New York.

Not part of the Semiannual Report

For more information

800-624-6782

newyorklifeinvestments.com

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. The MainStay Funds® are managed by New York Life Investment Management LLC and distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, a wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors LLC is a Member FINRA/SIPC.

©2020 NYLIFE Distributors LLC. All rights reserved.

1878524 MS203-20	MSCBGI10-12/20 (NYLIM) NL479

MainStay CBRE Real Estate Fund

Message from the President and Semiannual Report

Unaudited  |  October 31, 2020

Beginning on January 1, 2021, paper copies of each MainStay Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from MainStay Funds or from your financial intermediary. Instead, the reports will be made available on the MainStay Funds’ website. You will be notified by mail and provided with a website address to access the report each time a new report is posted to the website.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from MainStay Funds electronically by calling toll-free 800-624-6782, by sending an e-mail to MainStayShareholderServices@nylim.com, or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper form free of charge. If you hold shares of a MainStay Fund directly, you can inform MainStay Funds that you wish to receive paper copies of reports by calling toll-free 800-624-6782 or by sending an e-mail to MainStayShareholderServices@nylim.com. If you hold shares of a MainStay Fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper form will apply to all MainStay Funds in which you are invested and may apply to all funds held with your financial intermediary.

Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

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Message from the President

Although the global coronavirus pandemic continued to afflict populations and economies around the world, most broad U.S. stock and bond markets gained ground, rebounding from earlier pandemic-related declines to rise during the six-month reporting period ended October 31, 2020.

The backdrop for the reporting period was set in February and March 2020 as COVID-19 spread worldwide. Governments struggled to support overburdened health care systems by issuing “stay-at-home” orders and placing restrictions on nonessential activity. These responses slowed global economic activity, driving stock and bond indices sharply lower. Emergency monetary and fiscal measures promised economic relief, and by early April, market sentiment began to improve. Unemployment remained high, some sectors of the global economy remained depressed and many questions surrounding the pandemic had yet to be answered. Nevertheless, investors looked forward to a gradual lessening of restrictions on nonessential businesses, the possibility of additional stimulus and apparent progress in the development of a vaccine.

As the reporting period began on May 1, 2020, the S&P 500® Index, a widely regarded benchmark of U.S. equity market performance, had already recovered much of the ground it lost in February and March 2020. By late-August, the S&P 500® Index had reached new record levels. However, a resurgence of coronavirus cases in many parts of the country and uncertainties related to the November 3, 2020, U.S. election caused the rally to falter as the reporting period drew to a close.

Nevertheless, for the reporting period as a whole, U.S. equity indices generally produced strong gains. Returns proved most robust among small- to mid-cap stocks and growth-oriented stocks, while large-cap and value-oriented issues posted slightly milder gains. Within the S&P 500® Index, the consumer discretionary sector generated the strongest returns buoyed by better-than-expected levels of consumer spending. The materials, information technology, industrials and communication services sectors all outperformed the S&P 500® Index. The utilities, financials, consumer staples, health care and real estate sectors generated positive returns but lagged the Index. Only the energy sector ended the reporting period in negative territory, experiencing sharp losses due to low petroleum prices and weak global demand. International equities rose, but tended to trail their U.S. counterparts due to weaker underlying economic growth and somewhat less aggressive monetary and fiscal stimulus. Emerging-market equities tracked the performance of U.S. equity markets more closely, led by relatively strong returns in Asian markets, including China and South Korea.

Risk-on conditions prevailed for fixed-income markets as well, favoring lower credit quality and longer duration securities. Corporate bonds generally gained ground, with high-yield securities tending to outperform investment-grade instruments. Similarly, among municipal bond issues, high-yield securities outperformed. Recognized safe havens, such as long-term U.S. government bonds, which had attracted risk-averse investors during the height of the market sell-off in early 2020, experienced declining prices. Emerging-market debt, on the other hand, outperformed most other bond types as investors overlooked risk in pursuit of higher return potential.

Although the ongoing pandemic continues to change the way that many of us work and live our lives, at New York Life Investments, we remain dedicated to providing you, as a MainStay investor, with products, information and services to help you to navigate today’s rapidly changing investment environment. By taking appropriate steps to minimize community spread of COVID-19 within our organization and despite the challenges posed by the coronavirus pandemic, we continue to innovate with you in mind, introducing new suites of Funds and providing continuous insights into ever-evolving markets and investment strategies. Our goal is to give you the tools you need to build a resilient portfolio in the face of uncertain times.

Sincerely,

Kirk C. Lehneis

President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.

Not part of the Semiannual Report

Investors should refer to the Fund’s Summary Prospectus and/or Prospectus and consider the Fund’s investment objectives, strategies, risks, charges and expenses carefully before investing. The Summary Prospectus and/or Prospectus contain this and other information about the Fund. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-624-6782, by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, NJ 07302 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available via the MainStay Funds’ website at newyorklifeinvestments.com. Please read the Summary Prospectus and/or Prospectus carefully before investing.

Investment and Performance Comparison1 (Unaudited)

Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class A shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.

Average Annual Total Returns for the Period-Ended October 31, 2020

Class	Sales Charge		Inception Date	Six Months	One Year or Since Inception*	Five Years	Ten Years or Since Inception	Gross Expense Ratio[2]

Class A Shares[3]	Maximum 5.5% Initial Sales Charge	With sales charges Excluding sales charges	12/20/2002	–3.32 2.31%	–24.89 –20.30%	–0.39 0.79%	5.56 6.18%	1.42 1.42%
Investor Class Shares[4]	Maximum 5% Initial Sales Charge	With sales charges Excluding sales charges	2/24/2020	–3.50 2.11	–28.34 –24.17	N/A N/A	N/A N/A	1.32 1.32
Class C Shares[3]	Maximum 1% CDSC If Redeemed Within One Year of Purchase	With sales charges Excluding sales charges	1/17/2003	0.93 1.93	–21.60 –20.92	0.08 0.08	5.35 5.35	2.07 2.07
Class I Shares[3]	No Sales Charge		12/31/1996	2.44	–20.08	1.20	6.49	1.17
Class R3 Shares[3]	No Sales Charge		8/5/2011	2.25	–20.53	0.54	6.24	1.67
Class R6 Shares[3]	No Sales Charge		7/3/2014	2.47	–20.02	1.27	2.92	0.83

*	Effective at the close of business on February 21, 2020, the Fund changed its fiscal and tax year end from May 31 to April 30.
1.

The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.

2.

The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.

3.

Performance figures for Class A shares, Class C shares, Class I shares, Class R3 shares and Class R6 shares, reflect the historical performance of the then-existing Class A shares, Class C shares, Class I shares, Class R and Class R6 shares of the Voya Real Estate Fund (the predecessor to the Fund, which was subject to a different fee structure) for periods prior to February 21, 2020. The MainStay CBRE Real Estate Fund commenced operations on February 24, 2020.

4.	Prior to June 30, 2020, the maximum initial sales charge for Investor Class shares was 5.5%, which is reflected in the average annual total return figures shown.

The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.

5

Benchmark Performance	Six Months	One Year	Five Years	Ten Years

MSCI U.S. REIT® Index[5]	2.18%	–21.01%	2.29%	7.11%
Morningstar Real Estate Category Average[6]	4.28	–17.05	2.65	7.05

5.

The MSCI U.S. REIT® Index is the Fund’s primary broad-based securities market index for comparison purposes. The MSCI U.S. REIT® Index is a free float-adjusted market capitalization weighted index that is comprised of equity real estate investment trusts. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.

6.	The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, health-care, hotel, industrial, mortgage, office, and shopping center REITs. Some portfolios in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.

6	MainStay CBRE Real Estate Fund

Cost in Dollars of a $1,000 Investment in MainStay CBRE Real Estate Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2020, to October 31, 2020, and the impact of those costs on your investment.

Example

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2020, to October 31, 2020.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2020. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class	Beginning Account Value 5/1/20	Ending Account Value (Based on Actual Returns and Expenses) 10/31/20	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 10/31/20	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]

Class A Shares	$1,000.00	$1,023.10	$6.02	$1,019.26	$6.01	1.18%

Investor Class Shares	$1,000.00	$1,021.10	$6.47	$1,018.80	$6.46	1.27%

Class C Shares	$1,000.00	$1,019.30	$9.82	$1,015.48	$9.80	1.93%

Class I Shares	$1,000.00	$1,024.40	$4.24	$1,021.02	$4.23	0.83%

Class R3 Shares	$1,000.00	$1,022.50	$7.29	$1,018.00	$7.27	1.43%

Class R6 Shares	$1,000.00	$1,024.70	$3.78	$1,021.48	$3.77	0.74%

1.

Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.

2.	Expenses are equal to the Fund’s annualized expense ratio to reflect the six-month period.

7

Sector Composition as of October 31, 2020 (Unaudited)

Residential	16.5%

Industrial Properties	15.2

Technology Real Estate	15.0

Healthcare Facilities	14.1

Net Leased Properties	13.9

Self Storage Property	7.7

Office Buildings	6.5

Community Shopping Centers	4.1

Enclosed Malls	3.4%

Hotels	2.5

Timber	0.8

Short-Term Investment	0.5

Other Assets, Less Liabilities	–0.2

100.0%

See Portfolio of Investments beginning on page 10 for specific holdings within these categories. The Fund’s holdings are subject to change.

Top Ten Holdings as of October 31, 2020 (excluding short-term investment) (Unaudited)

1.	Prologis, Inc.

2.	Equinix, Inc.

3.	Invitation Homes, Inc.

4.	Duke Realty Corp.

5.	Alexandria Real Estate Equities, Inc.
6.	VEREIT, Inc.

7.	CubeSmart

8.	Healthcare Trust of America, Inc., Class A

9.	CyrusOne, Inc.

10.	Simon Property Group, Inc.

8	MainStay CBRE Real Estate Fund

Portfolio Management Discussion and Analysis (Unaudited)

Questions answered by portfolio managers T. Ritson Ferguson, CFA, Joseph P. Smith, CFA, Jonathan Miniman, CFA, and Kenneth S. Weinberg, CFA, of CBRE Clarion Securities LLC, the Fund’s Subadvisor.

How did MainStay CBRE Real Estate Fund perform relative to its benchmark and peer group during the six months ended October 31, 2020?

For the six months ended October 31, 2020, Class I shares of MainStay CBRE Real Estate Fund returned 2.44%, outperforming the 2.18% return of the Fund’s primary benchmark, the MSCI U.S. REIT® Index. Over the same period, Class I shares underperformed the 4.28% return of the Morningstar Real Estate Category Average.1

What factors affected the Fund’s relative performance during the reporting period?

During the reporting period, the Fund’s performance, relative to the MSCI U.S. REIT® Index, benefited from positive stock selection in seven out of the ten property sectors in the benchmark. The three sectors in which the Fund produced the strongest relative stock selection included the residential, net lease and self-storage sectors. Conversely, sector allocation produced a modest drag on relative performance during the same period, with the technology sector detracting most significantly from relative returns, largely due to the Fund’s overweight exposure to two underperforming tower stocks.

During the reporting period, which sectors were the strongest positive contributors to the Fund’s relative performance and which sectors were particularly weak?

Relatively underweight exposure to three real estate investment trust (“REIT”) sectors—mall, office and residential—made the strongest positive contributions to the Fund’s performance, relative to the MSCI U.S. REIT® Index, during the reporting period. (Contributions take weightings and total returns into account.) The most significant detractors from the Fund’s relative performance included the technology, shopping center and industrial sectors. The Fund’s technology sector underperformance was driven by overweight exposure to two relatively weak performing tower stocks. In the case of the industrials, the Fund suffered from underweight exposure to an outperforming sector, while in the case of the shopping centers sector, relative performance was hurt by the Fund’s overweight exposure to an underperforming sector.

During the reporting period, which individual stocks made the strongest positive contributions to the Fund’s absolute performance and which stocks detracted the most?

The strongest positive contributions to the Fund’s absolute performance came from investments in the net lease and residential sectors. In the net lease sector, top performers included positions in Vici Properties and STAG Industrial. In the residential sector, leading contributors included positions in Invitation Homes and Front Yard Residential.

The most significant detractors from the Fund’s absolute performance were holdings in the health care, hotel and office sectors, including health care REIT Welltower; office REITs Hudson Pacific, Highwoods and Brandywine; and hotel & resort REITs Sunstone and Host Hotels.

What were some of the Fund’s largest purchases and sales during the reporting period?

The Fund’s largest purchases during the reporting period included shares in health care REIT Welltower; shopping center REIT Regency; mall REIT Simon Property Trust; hotel REIT Host Hotels; and data center REIT CyrusOne. The Fund’s largest sales during the same period included shares in data center REIT Equinix; health care REIT HealthPeak; apartment REIT AvalonBay; tower REIT Crown Castle; and manufactured housing REIT Sun Communities.

How did the Fund’s sector weightings change during the reporting period?

During the reporting period, the Fund increased its exposure to the health care, industrial, net lease, hotel, shopping center, mall and timber REIT sectors. During the same period, the Fund reduced its exposure to the office, residential, storage and technology REIT sectors.

How was the Fund positioned at the end of the reporting period?

As of October 31, 2020, the Fund held overweight exposure relative to the MSCI U.S. REIT® Index in the industrial, net lease, shopping center and mall sectors. As of the same date, the Fund held approximately market-weight exposure to the health care and technology sectors, and relatively underweight exposure to the office, residential, hotel and storage sectors.

1.	See page 5 for other share class returns, which may be higher or lower than Class I share returns. See page 6 for more information on benchmark and peer group returns.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

9

Portfolio of Investments October 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 99.7%†
Community Shopping Centers 4.1%
Acadia Realty Trust	352,600	$3,289,758
Brixmor Property Group, Inc.	234,126	2,566,021
Regency Centers Corp.	175,139	6,233,197
Retail Properties of America, Inc., Class A	780,062	4,087,525

		16,176,501

Enclosed Mall 3.4%
Simon Property Group, Inc.	217,899	13,686,236

Healthcare Facilities 14.1%
Alexandria Real Estate Equities, Inc.	105,984	16,058,696
Healthcare Trust of America, Inc., Class A	573,695	13,940,788
Ventas, Inc.	318,631	12,576,366
Welltower, Inc.	248,091	13,339,853

		55,915,703

Hotels 2.5%
Apple Hospitality REIT, Inc.	308,200	3,051,180
Host Hotels & Resorts, Inc.	452,410	4,741,257
Marriott International, Inc., Class A	23,786	2,209,243

		10,001,680

Industrial Properties 15.2%
Duke Realty Corp.	462,734	17,579,265
Prologis, Inc.	428,835	42,540,432

		60,119,697

Net Leased Properties 13.9%
MGM Growth Properties LLC, Class A	368,496	9,746,719
NETSTREIT Corp.	141,441	2,480,875
Spirit Realty Capital, Inc.	321,623	9,664,771
STAG Industrial, Inc.	263,914	8,213,004
VEREIT, Inc.	2,344,354	14,534,995
VICI Properties, Inc.	448,880	10,301,796

		54,942,160

Office Buildings 6.5%
Brandywine Realty Trust	507,515	4,445,831
Columbia Property Trust, Inc.	366,425	3,876,777
Cousins Properties, Inc.	166,762	4,249,096
Highwoods Properties, Inc.	170,268	5,068,878
Hudson Pacific Properties, Inc.	155,800	3,000,708
Piedmont Office Realty Trust, Inc., Class A	449,175	5,129,579

		25,770,869

Residential 16.5%
American Campus Communities, Inc.	130,099	4,873,509
American Homes 4 Rent, Class A	134,400	3,799,488
Apartment Investment & Management Co., Class A	250,098	7,978,126
Camden Property Trust	84,371	7,782,381
Equity Residential	227,930	10,708,151

	Shares	Value
Residential (continued)
Invitation Homes, Inc.	699,076	$19,056,812
Mid-America Apartment Communities, Inc.	77,791	9,072,764
Sun Communities, Inc.	15,684	2,158,589

		65,429,820

Self Storage Property 7.7%
CubeSmart	426,928	14,485,667
Extra Space Storage, Inc.	27,855	3,229,787
Life Storage, Inc.	114,065	13,020,520

		30,735,974

Technology Real Estate 15.0%
American Tower Corp.	34,290	7,874,699
Crown Castle International Corp.	18,955	2,960,771
CyrusOne, Inc.	192,761	13,695,669
Equinix, Inc.	35,892	26,245,666
QTS Realty Trust, Inc., Class A	143,189	8,807,555

		59,584,360

Timber 0.8%
Weyerhaeuser Co.	110,800	3,023,732

Total Common Stocks (Cost $325,642,899)		395,386,732

Short-Term Investment 0.5%
Affiliated Investment Company 0.5%
MainStay U.S. Government Liquidity Fund, 0.02% (a)	1,790,725	1,790,725

Total Short-Term Investment (Cost $1,790,725)		1,790,725

Total Investments (Cost $327,433,624)	100.2%	397,177,457
Other Assets, Less Liabilities	(0.2)	(664,748)
Net Assets	100.0%	$396,512,709

†	Percentages indicated are based on Fund net assets.

(a)	Current yield as of October 31, 2020.

10	MainStay CBRE Real Estate Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$395,386,732	$—	$—	$395,386,732
Short-Term Investment
Affiliated Investment Company	1,790,725	—	—	1,790,725

Total Investments in Securities	$397,177,457	$—	$—	$397,177,457

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	11

Statement of Assets and Liabilities as of October 31, 2020 (Unaudited)

Assets
Investment in unaffiliated securities, at value (identified cost $325,642,899)	$395,386,732
Investment in affiliated investment company, at value (identified cost $1,790,725)	1,790,725
Receivables:
Investment securities sold	882,300
Dividends	254,078
Fund shares sold	134,218
Other assets	81,342

Total assets	398,529,395

Liabilities
Payables:
Investment securities purchased	1,015,354
Fund shares redeemed	494,138
Transfer agent (See Note 3)	224,053
Manager (See Note 3)	175,452
Shareholder communication	47,059
NYLIFE Distributors (See Note 3)	45,197
Professional fees	15,365
Trustees	68

Total liabilities	2,016,686

Net assets	$396,512,709

Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$39,765
Additional paid-in capital	376,424,724

376,464,489
Total distributable earnings (loss)	20,048,220

Net assets	$396,512,709

Class A
Net assets applicable to outstanding shares	$139,139,176

Shares of beneficial interest outstanding	15,380,125

Net asset value per share outstanding	$9.05
Maximum sales charge (5.50% of offering price)	0.53

Maximum offering price per share outstanding	$9.58

Investor Class
Net assets applicable to outstanding shares	$135,159

Shares of beneficial interest outstanding	14,950

Net asset value per share outstanding	$9.04
Maximum sales charge (5.00% of offering price)	0.48

Maximum offering price per share outstanding	$9.52

Class C
Net assets applicable to outstanding shares	$13,881,937

Shares of beneficial interest outstanding	1,379,152

Net asset value and offering price per share outstanding	$10.07

Class I
Net assets applicable to outstanding shares	$198,397,621

Shares of beneficial interest outstanding	18,717,091

Net asset value and offering price per share outstanding	$10.60

Class R3
Net assets applicable to outstanding shares	$1,993,891

Shares of beneficial interest outstanding	222,377

Net asset value and offering price per share outstanding	$8.97

Class R6
Net assets applicable to outstanding shares	$42,964,925

Shares of beneficial interest outstanding	4,051,762

Net asset value and offering price per share outstanding	$10.60

12	MainStay CBRE Real Estate Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the six months ended October 31, 2020 (Unaudited)

Investment Income (Loss)
Income
Dividends-unaffiliated (a)	$8,258,390
Interest	430
Dividends-affiliated	245
Other	62

Total income	8,259,127

Expenses
Manager (See Note 3)	1,685,738
Transfer agent (See Note 3)	704,650
Distribution/Service—Class A (See Note 3)	188,631
Distribution/Service—Investor Class (See Note 3)	168
Distribution/Service—Class C (See Note 3)	95,912
Distribution/Service—Class R3 (See Note 3)	6,240
Registration	65,436
Professional fees	57,164
Shareholder communication	28,584
Custodian	7,452
Trustees	5,315
Shareholder service (See Note 3)	1,248
Miscellaneous	12,802

Total expenses before waiver/reimbursement	2,859,340
Expense waiver/reimbursement from Manager (See Note 3)	(639,862)

Net expenses	2,219,478

Net investment income (loss)	6,039,649

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	3,450,943
Foreign currency transactions	(20)

Net realized gain (loss)	3,450,923

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	3,561,173
Translation of other assets and liabilities in foreign currencies	8,202

Net change in unrealized appreciation (depreciation)	3,569,375

Net realized and unrealized gain (loss)	7,020,298

Net increase (decrease) in net assets resulting from operations	$13,059,947

(a)	Dividends recorded net of foreign withholding taxes in the amount of $204.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	13

Statements of Changes in Net Assets

for the six months ended October 31, 2020 (Unaudited), the period June 1, 2019 through April 30, 2020 and the year ended May 31, 2019

	2020	2020 (a)	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$6,039,649	$7,084,131	$8,015,600
Net realized gain (loss)	3,450,923	(21,476,089)	77,720,621
Net change in unrealized appreciation (depreciation)	3,569,375	(119,436,877)	(34,171,729)

Net increase (decrease) in net assets resulting from operations	13,059,947	(133,828,835)	51,564,492

Distributions to shareholders:
Class A	(2,067,953)	(10,726,973)	(23,301,564)
Investor Class	(1,833)	(232)	—
Class C	(144,759)	(1,107,782)	(2,530,548)
Class I	(2,986,346)	(18,890,608)	(44,863,260)
Class O (b)	—	—	(548,382)
Class P3 (c)	—	—	(676)
Class W (d)	—	(1,387,751)	(4,230,510)
Class R3 (e)	(32,599)	(265,293)	(686,264)
Class R6	(710,845)	(9,536,377)	(17,279,132)

	(5,944,335)	(41,915,016)	(93,440,336)

Distributions to shareholders from return of capital:
Class A	—	(2,926,262)	—
Class C	—	(304,652)	—
Class I	—	(5,156,796)	—
Class W (d)	—	(383,611)	—
Class R3 (e)	—	(72,878)	—
Class R6	—	(2,615,230)	—

	—	(11,459,429)	—

Total distributions to shareholders	(5,944,335)	(53,374,445)	(93,440,336)

Capital share transactions:
Net proceeds from sale of shares	48,080,281	70,022,959	90,734,349
Net asset value of shares issued in connection with the acquisition of Voya Global Real Estate Fund	—	376,491,739	—
Net asset value of shares issued to shareholders in reinvestment of distributions	5,596,273	50,822,483	84,453,212
Cost of shares redeemed	(126,800,600)	(213,904,174)	(311,372,429)

Increase (decrease) in net assets derived from capital share transactions	(73,124,046)	283,433,007	(136,184,868)

Net increase (decrease) in net assets	(66,008,434)	96,229,727	(178,060,712)

	2020	2020 (a)	2019
Net Assets
Beginning of period	$462,521,143	$366,291,416	$544,352,128

End of period	$396,512,709	$462,521,143	$366,291,416

(a)	The Fund changed its fiscal year end from May 31 to April 30.

(b)	Class O converted to Class A on November 22, 2019.

(c)	Class P3 liquidated on November 22, 2019.

(d)	Class W converted to Class I on February 21, 2020.

(e)	Prior to February 24, 2020, known as Class R.

14	MainStay CBRE Real Estate Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios

	Six months ended October 31,		June 1, 2019 through April 30,		Year ended May 31,

Class A	2020*		2020#		2019	2018	2017	2016	2015

Net asset value at beginning of period	$8.97		$12.32		$14.43	$17.81	$19.40	$19.25	$18.65

Net investment income (loss)	0.12	(a)	0.18	(a)	0.21 (a)	0.28 (a)	0.19 (a)	0.34	0.22

Net realized and unrealized gain (loss) on investments	0.09		(1.52)		1.29	(0.07)	(0.26)	1.36	1.52

Net realized and unrealized gain (loss) on foreign currency transactions	0.00	‡	(0.00	)‡	—	—	—	—	—

Total from investment operations	0.21		(1.34)		1.50	0.21	(0.07)	1.70	1.74

Less distributions:

From net investment income	(0.13)		(0.26)		(0.21)	(0.28)	(0.27)	(0.41)	(0.26)

From net realized gain on investments	—		(1.32)		(3.40)	(3.31)	(1.25)	(1.14)	(0.87)

Return of capital	—		(0.43)		—	—	—	—	(0.01)

Total distributions	(0.13)		(2.01)		(3.61)	(3.59)	(1.52)	(1.55)	(1.14)

Net asset value at end of period	$9.05		$8.97		$12.32	$14.43	$17.81	$19.40	$19.25

Total investment return (b)	2.31%		(13.80%)		12.73%	0.23%	(0.36%)	9.24%	9.36%

Ratios (to average net assets)/Supplemental Data:

Net investment income (loss)	2.51	%††	1.69	% ††	1.58%	1.69%	1.02%	1.75%	1.14%

Net expenses	1.18	%††(c)	1.17	% ††(c)(d)	1.24%	1.29%	1.27%	1.29%	1.28%

Expenses (before waiver/reimbursement)	1.44	%††(c)	1.36	% ††(c)(d)	1.31%	1.31%	1.27%	1.29%	1.28%

Portfolio turnover rate	40%		88%		82%	102%	53%	37%	38%

Net assets at end of period (in 000’s)	$139,139		$149,970		$89,037	$81,475	$136,095	$188,970	$225,232

*	Unaudited.
#	The Fund changed its fiscal year end from May 31 to April 30.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.
(c)

In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d)	Net of interest expense of less than 0.01%. (See Note 6)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	15

Financial Highlights selected per share data and ratios

Investor Class	Six months ended October 31, 2020*	February 24, 2020^ through April 30, 2020

Net asset value at beginning of period	$8.97	$12.17

Net investment income (loss) (a)	0.12	(0.04)

Net realized and unrealized gain (loss) on investments	0.07	(3.10)

Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	(0.00)

Total from investment operations	0.19	(3.14)

Less distributions:

From net investment income	(0.12)	(0.06)

Net asset value at end of period	$9.04	$8.97

Total investment return (b)	2.11%	(25.74%)

Ratios (to average net assets)/Supplemental Data:

Net investment income (loss)††	2.48%	(2.55%)

Net expenses (c)††	1.27%	1.35%

Expenses (before waiver/reimbursement) (c)††	1.36%	1.56%

Portfolio turnover rate	40%	88%

Net assets at end of period (in 000’s)	$135	$103

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.
(c)

In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

16	MainStay CBRE Real Estate Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios

	Six months ended October 31,		June 1, 2019 through April 30,		Year ended May 31,

Class C	2020*		2020#		2019	2018	2017	2016	2015

Net asset value at beginning of period	$9.96		$13.47		$15.44	$18.80	$20.38	$20.14	$19.54

Net investment income (loss)	0.09	(a)	0.11	(a)	0.11	0.16 (a)	0.05 (a)	0.18	0.06

Net realized and unrealized gain (loss) on investments	0.10		(1.71)		1.42	(0.08)	(0.28)	1.46	1.53

Net realized and unrealized gain (loss) on foreign currency transactions	0.00	‡	(0.00	)‡	—	—	—	—	—

Total from investment operations	0.19		(1.60)		1.53	0.08	(0.23)	1.64	1.59

Less distributions:

From net investment income	(0.08)		(0.18)		(0.10)	(0.13)	(0.10)	(0.26)	(0.11)

From net realized gain on investments	—		(1.32)		(3.40)	(3.31)	(1.25)	(1.14)	(0.87)

Return of capital	—		(0.41)		—	—	—	—	(0.01)

Total distributions	(0.08)		(1.91)		(3.50)	(3.44)	(1.35)	(1.40)	(0.99)

Net asset value at end of period	$10.07		$9.96		$13.47	$15.44	$18.80	$20.38	$20.14

Total investment return (b)	1.93%		(14.44%)		11.90%	(0.50%)	(1.10%)	8.44%	8.13%

Ratios (to average net assets)/Supplemental Data:

Net investment income (loss)	1.68	%††	1.00	% ††	0.85%	0.90%	0.27%	0.89%	0.25%

Net expenses	1.93	%††(c)	1.92	% ††(c)(d)	1.99%	2.04%	2.02%	2.04%	2.03%

Expenses (before waiver/reimbursement)	2.11	%††(c)	2.13	% ††(c)(d)	2.06%	2.06%	2.02%	2.04%	2.03%

Portfolio turnover rate	40%		88%		82%	102%	53%	37%	38%

Net assets at end of period (in 000’s)	$13,882		$20,942		$11,216	$13,449	$22,084	$29,550	$31,612

*	Unaudited.
#	The Fund changed its fiscal year end from May 31 to April 30.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.
(c)

In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d)	Net of interest expense of less than 0.01%. (See Note 6)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	17

Financial Highlights selected per share data and ratios

	Six months ended October 31,		June 1, 2019 through April 30,		Year ended May 31,

Class I	2020*		2020#		2019	2018	2017	2016	2015

Net asset value at beginning of period	$10.49		$14.08		$15.99	$19.36	$20.95	$20.67	$20.06

Net investment income (loss)	0.16	(a)	0.24	(a)	0.30 (a)	0.37 (a)	0.28 (a)	0.41	0.28

Net realized and unrealized gain (loss) on investments	0.10		(1.79)		1.45	(0.09)	(0.28)	1.49	1.54

Net realized and unrealized gain (loss) on foreign currency transactions	0.00	‡	(0.00	)‡	—	—	—	—	—

Total from investment operations	0.26		(1.55)		1.75	0.28	0.00	1.90	1.82

Less distributions:

From net investment income	(0.15)		(0.28)		(0.26)	(0.34)	(0.34)	(0.48)	(0.33)

From net realized gain on investments	—		(1.32)		(3.40)	(3.31)	(1.25)	(1.14)	(0.87)

Return of capital	—		(0.44)		—	—	—	—	(0.01)

Total distributions	(0.15)		(2.04)		(3.66)	(3.65)	(1.59)	(1.62)	(1.21)

Net asset value at end of period	$10.60		$10.49		$14.08	$15.99	$19.36	$20.95	$20.67

Total investment return (b)	2.44%		(13.54%)		13.08%	0.63%	0.04%	9.64%	9.12%

Ratios (to average net assets)/Supplemental Data:

Net investment income (loss)	2.85	%††	2.01	% ††	1.95%	2.02%	1.37%	1.97%	1.30%

Net expenses	0.83	%††(c)	0.84	% ††(c)(d)	0.91%	0.91%	0.90%	0.90%	0.91%

Expenses (before waiver/reimbursement)	1.19	%††(c)	1.04	% ††(c)(d)	0.97%	0.92%	0.90%	0.90%	0.91%

Portfolio turnover rate	40%		88%		82%	102%	53%	37%	38%

Net assets at end of period (in 000’s)	$198,398		$232,730		$166,056	$311,814	$723,538	$1,003,433	$1,046,021

*	Unaudited.
#	The Fund changed its fiscal year end from May 31 to April 30.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)

Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)

In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d)	Net of interest expense of less than 0.01%. (See Note 6)

18	MainStay CBRE Real Estate Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios

	Six months ended October 31,		June 1, 2019 through April 30,		Year ended May 31,

Class R3	2020*		2020#		2019	2018	2017	2016	2015

Net asset value at beginning of period	$8.89		$12.23		$14.35	$17.73	$19.33	$19.19	$18.59

Net investment income (loss)	0.11	(a)	0.15	(a)	0.18	0.23 (a)	0.15	0.30 (a)	0.17 (a)

Net realized and unrealized gain (loss) on investments	0.09		(1.51)		1.28	(0.06)	(0.27)	1.35	1.53

Net realized and unrealized gain (loss) on foreign currency transactions	0.00	‡	(0.00	)‡	—	—	—	—	—

Total from investment operations	0.20		(1.36)		1.46	0.17	(0.12)	1.65	1.70

Less distributions:

From net investment income	(0.12)		(0.23)		(0.18)	(0.24)	(0.23)	(0.37)	(0.22)

From net realized gain on investments	—		(1.32)		(3.40)	(3.31)	(1.25)	(1.14)	(0.87)

Return of capital	—		(0.43)		—	—	—	—	(0.01)

Total distributions	(0.12)		(1.98)		(3.58)	(3.55)	(1.48)	(1.51)	(1.10)

Net asset value at end of period	$8.97		$8.89		$12.23	$14.35	$17.73	$19.33	$19.19

Total investment return (b)	2.25%		(14.04%)		12.43%	—	(0.63%)	9.00%	9.13%

Ratios (to average net assets)/Supplemental Data:

Net investment income (loss)	2.27	%††	1.42	% ††	1.36%	1.43%	0.77%	1.59%	0.84%

Net expenses	1.43	%††(c)	1.42	% ††(c)(d)	1.49%	1.54%	1.52%	1.54%	1.53%

Expenses (before reimbursement/waiver)	1.79	%††(c)	1.61	% ††(c)(d)	1.56%	1.56%	1.52%	1.54%	1.53%

Portfolio turnover rate	40%		88%		82%	102%	53%	37%	38%

Net assets at end of period (in 000’s)	$1,994		$2,527		$2,454	$2,965	$4,448	$4,353	$2,801

*	Unaudited.
#	The Fund changed its fiscal year end from May 31 to April 30.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)

Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)

In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d)	Net of interest expense of less than 0.01%. (See Note 6)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	19

Financial Highlights selected per share data and ratios

	Six months ended October 31,		June 1, 2019 through April 30,		Year ended May 31,				July 3, 2014^ through May 31,

Class R6	2020*		2020#		2019	2018	2017	2016	2015

Net asset value at beginning of period	$10.49		$14.09		$15.99	$19.36	$20.96	$20.67	$20.11

Net investment income (loss)	0.16	(a)	0.26	(a)	0.32	0.37 (a)	0.30 (a)	0.42	0.17

Net realized and unrealized gain (loss) on investments	0.10		(1.80)		1.45	(0.08)	(0.30)	1.51	1.49

Net realized and unrealized gain (loss) on foreign currency transactions	0.00	‡	(0.00	)‡	—	—	—	—	—

Total from investment operations	0.26		(1.54)		1.77	0.29	0.00 ‡	1.93	1.66

Less distributions:

From net investment income	(0.15)		(0.30)		(0.27)	(0.35)	(0.35)	(0.50)	(0.29)

From net realized gain on investments	—		(1.32)		(3.40)	(3.31)	(1.25)	(1.14)	(0.80)

Return of capital	—		(0.44)		—	—	—	—	(0.01)

Total distributions	(0.15)		(2.06)		(3.67)	(3.66)	(1.60)	(1.64)	(1.10)

Net asset value at end of period	$10.60		$10.49		$14.09	$15.99	$19.36	$20.96	$20.67

Total investment return (b)	2.47%		(13.53%)		13.24%	0.69%	0.03%	9.76%	8.21%

Ratios (to average net assets)/Supplemental Data:

Net investment income (loss)	2.92	%††	2.06	% ††	2.05%	2.12%	1.47%	2.05%	0.86%

Net expenses	0.74	%††(c)	0.76	% ††(c)(d)	0.83%	0.86%	0.86%	0.85%	0.86%

Expenses (before waiver/reimbursement)	0.83	%††(c)	0.88	% ††(c)(d)	0.89%	0.86%	0.86%	0.85%	0.88%

Portfolio turnover rate	40%		88%		82%	102%	53%	37%	38%

Net assets at end of period (in 000’s)	$42,965		$56,250		$79,327	$79,646	$42,574	$20,345	$13,575

*	Unaudited.
#	The Fund changed its fiscal year end from May 31 to April 30.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)

Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)

In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d)	Net of interest expense of less than 0.01%. (See Note 6)

20	MainStay CBRE Real Estate Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Notes to Financial Statements (Unaudited)

Note 1–Organization and Business

MainStay Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-four funds (collectively referred to as the “Funds”). These financial statements and notes relate to the MainStay CBRE Real Estate Fund (the “Fund”), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.

The Fund is successor to the Voya Real Estate Fund (the “Predecessor Fund”), which was a series of a different registered investment company for which Voya Investments, LLC (“Voya”), an Arizona limited liability company served as investment adviser and CBRE Clarion Securities LLC (“CBRE Clarion” or the “Subadvisor”), served as subadvisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization on February 21, 2020. Upon the completion of reorganization, the Class A, Class C, Class I, Class R3 and Class R6 shares of the Fund assumed the performance, financial and other information of the Predecessor Fund. All information regarding and references to periods through February 21, 2020, refer to the Predecessor Fund.

The Fund currently has seven classes of shares registered for sale. Class I shares commenced operations on December 31, 1996. Class A shares commenced operations on December 20, 2002. Class C shares commenced operations on January 17, 2003. Class R6 shares commenced operations on July 3, 2014. Investor Class and Class R3 shares commenced operations on February 24, 2020. Effective at the close of business on November 22, 2019, all outstanding Class O shares merged into Class A shares and Class P3 shares were liquidated. Effective at the close of business on February 21, 2020, Class R shares merged into Class R3 shares and Class W shares merged into Class I shares. SIMPLE Class shares were registered for sale effective as of August 31, 2020. As of October 31, 2020, SIMPLE Class shares were not yet offered for sale.

Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I, Class R3 and Class R6 shares are offered at NAV without a sales charge. SIMPLE Class shares are currently expected to be offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter ten years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions. See

Note 9 for additional information. The six classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class, Class R3 and SIMPLE Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.

The Fund’s investment objective is to seek total return.

Effective at the close of business on February 21, 2020, the Fund changed its fiscal and tax year end from May 31 to April 30.

Note 2–Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(A)  Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) on each day the Fund is open for business (“valuation date”).

The Board of Trustees of the Trust (the “Board”) adopted procedures establishing methodologies for the valuation of the Fund’s securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Trust (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Fund’s assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the “Manager”), aided to whatever extent necessary by the Subadvisor (as defined in Note 3(A)). To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund’s third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.

The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.

For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the

21

Notes to Financial Statements (Unaudited) (continued)

Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

“Fair value” is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for an identical asset or liability

•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2020, is included at the end of the Portfolio of Investments.

The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent trans-

actions, market multiples, book values and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund’s valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund’s valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended October 31, 2020, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor, reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. No securities held by the Fund as of October 31, 2020, were fair valued in such a manner.

Equity securities are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.

Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference

22	MainStay CBRE Real Estate Fund

between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

(B)  Income Taxes.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.

The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund’s financial statements. The Fund’s federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

(C)  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.

(D)  Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred. Distributions received from real estate investment trusts (“REITs”) may be classified as dividends, capital gains and/or return of capital.

(E)  Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Fund’s Statement of Operations or in the expense ratios included in the Financial Highlights.

(F)  Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

(G)  Repurchase Agreements.  The Fund may enter into repurchase agreements (i.e., buy a security from another party with the agreement that it will be sold back in the future) to earn income. The Fund may enter into repurchase agreements only with counterparties, usually financial institutions, that are deemed by the Manager or the Subadvisor to be creditworthy, pursuant to guidelines established by the Board. During the term of any repurchase agreement, the Manager or the Subadvisor will continue to monitor the creditworthiness of the counterparty. Under the 1940 Act, repurchase agreements are considered to be collateralized loans by the Fund to the counterparty secured by the securities transferred to the Fund.

Repurchase agreements are subject to counterparty risk, meaning the Fund could lose money by the counterparty’s failure to perform under the terms of the agreement. The Fund mitigates this risk by ensuring the repurchase agreement is collateralized by cash, U.S. government securities, fixed income securities and/or other securities. The collateral is held by the Fund’s custodian and valued daily on a mark to market basis to determine if the value, including accrued interest, exceeds the repurchase price. In the event of the counterparty’s default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, such as in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be limited or subject to delay, to legal proceedings and possible realized loss to the Fund. As of October 31, 2020, the Fund did not hold any repurchase agreements.

(H)  Securities Lending.  In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, currently State Street Bank and Trust Company (“State Street”), acting as securities lending agent on behalf of the Fund. Under the current arrangement, State Street will manage the Fund’s collateral in accordance with the securities lending agency agreement between the Fund and State Street,

23

Notes to Financial Statements (Unaudited) (continued)

and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations. As of October 31, 2020, the Fund did not have any portfolio securities on loan.

(I)  Real Estate Investments.  The Fund’s investments in the real estate sector have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. These risks include, among others, declines in the value of real estate, changes in local and general economic conditions, supply and demand, interest rates, changes in zoning laws, overbuilding, extended vacancies of properties, regulatory limitations on rents, losses due to environmental liabilities, property taxes and operating expenses. The Fund’s investments in real estate companies are particularly sensitive to economic downturns. The Funds may invest in mortgage pass-through securities. Mortgage pass-through securities are interests in pools of mortgage-related securities. Unlike interests in other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with the payment of principal being made at maturity or specified call dates, these securities provide a monthly payment that consists of both interest and principal payments. In June 2019, under the direction of the Federal Housing Finance Agency (“FHFA”), FNMA and Federal Home Loan Mortgage Corporation (“FHLMC”) launched the common securitization platform (“CSP”) and began the issuance of a uniform mortgage-backed security (“UMBS”) (the “Single Security Initiative”) that aligns the characteristics of FNMA and FHLMC certificates. The Single Security Initiative is intended to maximize liquidity for both FNMA and FHLMC MBS in the “to-be-announced” (“TBA”) market. The CSP began issuing UMBS in June 2019. The initial effects of the issuance of UMBS on the market for mortgage-related securities have been relatively minimal, however the long-term effects are still uncertain.

(J)  Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

Note 3–Fees and Related Party Transactions

(A)  Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”), serves as the Fund’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. CBRE Clarion a registered investment adviser, serves as Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement (“Subadvisory Agreement”) between New York Life Investments and CBRE Clarion, New York Life Investments pays for the services of the Subadvisor.

Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the Fund’s average daily net assets.

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.18%; Investor Class, 1.35%; Class C, 1.93%; Class I, 0.83%; Class R3, 1.43% and Class R6, 0.74%. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.

During the six-month period ended October 31, 2020, New York Life Investments earned fees from the Fund in the amount of $1,685,738 and voluntarily waived and/or reimbursed certain class specific expenses in the amount of $639,862 and paid the Subadvisor in the amount of $523,151.

State Street provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund’s NAVs and assisting New York Life Investments in conducting various aspects of the Fund’s administrative operations. For providing these services to the Fund, State Street is compensated by New York Life Investments.

Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or

24	MainStay CBRE Real Estate Fund

procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.

(B)  Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly distribution fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 Plan, the Distributor receives a monthly distribution and/or service fee from the Class R3 shares at an annual rate of 0.50% of the average daily net assets of the Class R3 shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund’s shares and service activities.

In accordance with the Shareholder Services Plan for the Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R3 shares. This is in addition to any fees paid under the Class R3 Plan.

During the six-month period ended October 31, 2020, shareholder service fees incurred by the Fund were as follows:

Class R3	$1,248

(C)  Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A shares during the six-month period ended October 31, 2020 were $699.

The Fund was also advised that the Distributor retained CDSCs on redemptions of Class C shares during the six-month period ended October 31, 2020, of $308.

(D)  Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund’s transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with DST Asset Manager Solutions, Inc. (“DST”), pursuant to which DST performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until August 31, 2021, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended October 31, 2020, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:

Class	Expense	Waived

Class A	$269,844	$—
Investor Class	187	—
Class C	27,060	—
Class I	402,054	—
Class R3	4,463	—
Class R6	1,042	—

(E)  Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund’s prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.

(F)  Investments in Affiliates (in 000’s).  During the six-month period ended October 31, 2020, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$1,483	$52,062	$(51,754)	$—	$—	$1,791	$0	(a)	$—	1,791

(a)	Less than $500.

25

Notes to Financial Statements (Unaudited) (continued)

(G)  Capital.  As of October 31, 2020, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:

Investor Class	$18,952	14.0%

Note 4–Federal Income Tax

As of October 31, 2020, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Investments in Securities	$351,148,516	$96,494,969	$(50,466,028)	$46,028,941

As of April 30, 2020, for federal income tax purposes, capital loss carryforwards of $21,121,106, were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the Fund. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or have expired.

Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)

Unlimited	$21,121	$ —

During the period ended April 30, 2020 and the years ended May 31, 2019 and May 31, 2018, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:

	2020	2019 (a)	2018 (b)

Distributions paid from:
Ordinary Income	$8,694,492	$7,797,337	$16,954,703
Long-Term Capital Gain	33,220,524	109,707,907	181,262,103
Return of Capital	11,459,429	—	—
Total	$53,374,445	$117,505,244	$198,216,806

(a)	Reflects the period January 1, 2018 to May 31, 2019.

(b)	Reflects the period January 1, 2017 to December 31, 2017.

Note 5–Custodian

State Street is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund’s net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.

Note 6–Line of Credit

The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.

Effective July 28, 2020, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JP Morgan Chase Bank NA, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate or the one-month London Interbank Offered Rate (“LIBOR”), whichever is higher. The Credit Agreement expires on July 27, 2021, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 28, 2020, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement, but State Street served as agent to the syndicate. During the six-month period ended October 31, 2020, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement or the credit agreement for which State Street served as agent.

Note 7–Interfund Lending Program

Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended October 31, 2020, there were no interfund loans made or outstanding with respect to the Fund.

Note 8–Purchases and Sales of Securities (in 000’s)

During the six-month period ended October 31, 2020, purchases and sales of securities, other than short-term securities, were $174,321 and $245,910, respectively.

26	MainStay CBRE Real Estate Fund

Note 9–Capital Share Transactions

Transactions in capital shares for the six-month period ended October 31, 2020 and period ended April 30, 2020 and year May 31, 2019, were as follows:

Class A	Shares	Amount

Six-month period ended October 31, 2020:
Shares sold	926,814	$15,413,842
Shares issued to shareholders in reinvestment of distributions	208,894	1,946,888
Shares redeemed	(2,482,199)	(30,110,091)

Net increase (decrease) in shares outstanding before conversion	(1,346,491)	(12,749,361)
Shares converted into Class A (See Note 1)	8,056	76,462
Shares converted from Class A (See Note 1)	(2,312)	(21,604)

Net increase (decrease)	(1,340,747)	$(12,694,503)

Period ended April 30, 2020 (a):
Shares sold	1,279,592	$14,459,791
Shares issued in connection with the acquisition of Voya Global Real Estate Fund	10,862,553	132,240,719
Shares issued to shareholders in reinvestment of distributions	1,170,854	12,886,821
Shares redeemed	(3,865,185)	(42,186,914)

Net increase (decrease) in shares outstanding before conversion	9,447,814	117,400,417
Shares converted into Class A (See Note 1)	76,971	986,054
Shares converted from Class A (See Note 1)	(28,491)	(250,924)

Net increase (decrease)	9,496,294	$118,135,547

Year ended May 31, 2019:
Shares sold	2,965,027	$40,136,779
Shares issued to shareholders in reinvestment of distributions	1,832,255	21,201,439
Shares redeemed	(3,217,267)	(42,408,705)

Net increase (decrease)	1,580,015	$18,929,513

Investor Class	Shares	Amount

Six-month period ended October 31, 2020:
Shares sold	3,019	$29,878
Shares issued to shareholders in reinvestment of distributions	194	1,810
Shares redeemed	(1,124)	(12,838)

Net increase (decrease) in shares outstanding before conversion	2,089	18,850
Shares converted into Investor Class (See Note 1)	1,365	13,142

Net increase (decrease)	3,454	$31,992

Period ended April 30, 2020 (b):
Shares sold	5,227	$55,122
Shares issued to shareholders in reinvestment of distributions	28	232

Net increase (decrease) in shares outstanding before conversion	5,255	55,354
Shares converted into Investor Class (See Note 1)	6,241	55,033

Net increase (decrease)	11,496	$110,387

Class C	Shares	Amount

Six-month period ended October 31, 2020:
Shares sold	8,134	$904,178
Shares issued to shareholders in reinvestment of distributions	12,107	125,521
Shares redeemed	(735,603)	(8,491,058)

Net increase (decrease) in shares outstanding before conversion	(715,362)	(7,461,359)
Shares converted from Class C (See Note 1)	(8,490)	(89,606)

Net increase (decrease)	(723,852)	$(7,550,965)

Period ended April 30, 2020 (a):
Shares sold	53,330	$700,758
Shares issued in connection with the acquisition of Voya Global Real Estate Fund	1,778,849	24,032,600
Shares issued to shareholders in reinvestment of distributions	91,984	1,119,154
Shares redeemed	(646,944)	(7,571,941)

Net increase (decrease) in shares outstanding before conversion	1,277,219	18,280,571
Shares converted from Class C (See Note 1)	(6,901)	(72,969)

Net increase (decrease)	1,270,318	$18,207,602

Year ended May 31, 2019:
Shares sold	150,093	$1,909,696
Shares issued to shareholders in reinvestment of distributions	162,526	2,050,944
Shares redeemed	(351,064)	(4,983,427)

Net increase (decrease)	(38,445)	$(1,022,787)

Class I	Shares	Amount

Six-month period ended October 31, 2020 :
Shares sold	1,107,085	$24,186,742
Shares issued to shareholders in reinvestment of distributions	256,375	2,798,268
Shares redeemed	(4,838,798)	(64,687,972)

Net increase in shares outstanding before conversion	(3,475,338)	(37,702,962)
Shares converted into Class I (See Note 1)	1,977	21,606

Net increase (decrease)	(3,473,361)	$(37,681,356)

Period ended April 30, 2020 (a):
Shares sold	2,855,713	$38,263,825
Shares issued in connection with the acquisition of Voya Global Real Estate Fund	14,928,722	212,295,388
Shares issued to shareholders in reinvestment of distributions	1,766,919	22,773,079
Shares redeemed	(10,196,442)	(126,175,668)

Net increase (decrease) in shares outstanding before conversion	9,354,912	147,156,624
Shares converted into Class I (See Note 1)	1,044,599	14,780,362

Net increase (decrease)	10,399,511	$161,936,986

Year ended May 31, 2019:
Shares sold	2,221,379	$32,219,821
Shares issued to shareholders in reinvestment of distributions	2,956,600	39,218,327
Shares redeemed	(12,890,706)	(199,210,519)

Net increase (decrease)	(7,712,727)	$(127,772,371)

27

Notes to Financial Statements (Unaudited) (continued)

Class O (c)	Shares	Amount

Period ended April 30, 2020:
Shares sold	574	$7,701
Shares issued to shareholders in reinvestment of distributions	901	11,489
Shares redeemed	(1,541)	(19,997)

Net increase (decrease) in shares outstanding before conversion	(66)	(807)
Shares converted from Class O (See Note 1)	(69,360)	(913,477)

Net increase (decrease)	(69,426)	$(914,284)

Year ended May 31, 2019:
Shares sold	24,037	$359,109
Shares issued to shareholders in reinvestment of distributions	16,489	191,373
Shares redeemed	(1,979,386)	(27,747,247)

Net increase (decrease)	(1,938,860)	$(27,196,765)

Class P3 (d)	Shares	Amount

Period ended April 30, 2020 :
Shares sold	— ^	$(3,282)
Shares issued to shareholders in reinvestment of distributions	1	(676)
Shares redeemed	(238)	— *

Net increase (decrease)	(237)	$(3,958)

Period ended May 31, 2019 (e):
Shares sold	186	$3,000
Shares issued to shareholders in reinvestment of distributions	51	676

Net increase (decrease)	237	$3,676

Class W (f)	Shares	Amount

Period ended April 30, 2020:
Shares sold	104,784	$1,872,287
Shares issued to shareholders in reinvestment of distributions	106,712	1,769,915
Shares redeemed	(401,959)	(7,007,707)

Net increase (decrease) in shares outstanding before conversion	(190,463)	(3,365,505)
Shares converted from Class W (See Note 1)	(813,053)	(14,584,079)

Net increase (decrease)	(1,003,516)	$(17,949,584)

Year ended May 31, 2019:
Shares sold	175,673	$3,030,565
Shares issued to shareholders in reinvestment of distributions	260,533	4,210,664
Shares redeemed	(819,733)	(14,017,042)

Net increase (decrease)	(383,527)	$(6,775,813)

Class R3 (g)	Shares	Amount

Six-month period ended October 31, 2020 :
Shares sold	19,418	$331,422
Shares issued to shareholders in reinvestment of distributions	2,871	26,531
Shares redeemed	(84,034)	(942,580)

Net increase (decrease)	(61,745)	$(584,627)

Period ended April 30, 2020:
Shares sold	52,424	$597,248
Shares issued in connection with the acquisition of Voya Global Real Estate Fund	123,116	1,486,187
Shares issued to shareholders in reinvestment of distributions	20,361	223,752
Shares redeemed	(112,370)	(1,269,388)

Net increase (decrease)	83,531	$1,037,799

Year ended May 31, 2019:
Shares sold	94,242	$1,190,537
Shares issued to shareholders in reinvestment of distributions	30,817	355,082
Shares redeemed	(131,034)	(1,687,215)

Net increase (decrease)	(5,975)	$(141,596)

Class R6	Shares	Amount

Six-month period ended October 31, 2020:
Shares sold	177,758	$7,214,219
Shares issued to shareholders in reinvestment of distributions	63,885	697,255
Shares redeemed	(1,551,991)	(22,556,061)

Net increase (decrease)	(1,310,348)	$(14,644,587)

Period ended April 30, 2020 (a):
Shares sold	1,023,400	$14,069,509
Shares issued in connection with the acquisition of Voya Global Real Estate Fund	452,467	6,436,845
Shares issued to shareholders in reinvestment of distributions	924,406	12,038,717
Shares redeemed	(2,668,546)	(29,672,559)

Net increase (decrease)	(268,273)	$2,872,512

Year ended May 31, 2019:
Shares sold	813,449	$11,884,842
Shares issued to shareholders in reinvestment of distributions	1,300,167	17,224,707
Shares redeemed	(1,463,528)	(21,318,274)

Net increase (decrease)	650,088	$7,791,275

^	Less than one cent per share.

*	Less than one dollar.

(a)	The Fund changed its fiscal year end from May 31 to April 30.

(b)	The inception date of the class was February 24, 2020.

(c)	Class O converted to Class A on November 22, 2019.

(d)	Class P3 liquidated on November 22, 2019.

(e)	The inception date of the class was June 4, 2018.

(f)	Class W converted to Class I on February 21, 2020.

(g)	Prior to February 24, 2020, known as Class R.

28	MainStay CBRE Real Estate Fund

Note 10–Fund Acquisition

At a special meeting held on February 6, 2020, the shareholders approved the Reorganization providing for the acquisition of the assets and liabilities of the Voya Global Real Estate Fund in exchange for shares of the Fund, followed by the complete liquidation of the Voya Global Real Estate Fund. The Reorganization was completed on February 21, 2020. The shareholders of Voya Global Real Estate Fund received the same class of shares of the Fund in a tax-free transaction. The shares were issued at NAV on February 21, 2020.

Additionally, at a special meeting held on February 6, 2020, the shareholders approved the Reorganization providing for the acquisition of the assets and liabilities of the Voya Real Estate Fund in exchange for shares of the Fund, followed by the complete liquidation of the Voya Real Estate Fund. The Reorganization was completed on February 21,

2020. The shareholders of Voya Real Estate Fund received the same class of shares of the Fund in a tax-free transaction. The shares were issued at NAV on February 21, 2020.

As described in Note 1, the Fund is successor to the Voya Real Estate Fund, therefore the financial statements of the Fund reflect the historical results of the Predecessor Fund through its reorganization. As such, the acquisition of the Predecessor Fund is not reflected in the Statements of Changes in Net Assets and not presented in the chart below. Refer to the Statements of Changes in Net Assets and Note 9 for details of the capital transactions in relation to the acquisition of Voya Global Real Estate Fund. The aggregate net assets of the Fund immediately before the Reorganization were $348,527,828 and the combined net assets after the Reorganization were $725,019,567.

The chart below shows a summary of net assets, shares outstanding, net asset value per share outstanding and total distributable earnings (loss), before and after the Reorganization:

	Before Reorganization		After Reorganization
	Voya Global Real Estate Fund	MainStay CBRE Real Estate Fund	MainStay CBRE Real Estate Fund
Net Assets:
Class A	$132,240,719	$86,912,500	$219,153,219
Class C	$24,032,600	$8,188,352	$32,220,952
Class I	$164,108,502	$145,142,140	$309,250,642
Class R3*	$1,486,187	$2,116,508	$3,602,695
Class R6	$6,436,845	$91,584,249	$98,021,094
Class W**	$48,186,886	$14,584,079	$62,770,965
Shares Outstanding:
Class A	9,990,267	7,139,167	18,001,720
Class C	2,489,035	606,085	2,384,934
Class I	12,426,651	10,206,418	21,746,614
Class R3*	113,055	175,332	298,448
Class R6	487,598	6,437,756	6,890,223
Class W**	3,634,262	813,054	4,414,087
Net Asset Value Per Share Outstanding:
Class A	$13.24	$12.17	$12.17
Class C	$9.66	$13.51	$13.51
Class I	$13.21	$14.22	$14.22
Class R3*	$13.15	$12.07	$12.07
Class R6	$13.20	$14.23	$14.23
Class W**	$13.26	$17.94	$14.22

Total distributable earnings (loss)	$74,730,316	$127,231,327	$201,764,866

*	Prior to February 24, 2020, known as Class R.

**	Class W converted to Class I on February 21, 2020.

Assuming the Reorganization had been completed on May 1, 2019, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the six-month period ended April 30, 2020, are as follows (Unaudited):

Net investment income (loss)	$9,786,523
Net realized and unrealized gain (loss)	(1,586,749)
Net change in net assets resulting from operations	$8,199,774

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Voya Global Real Estate Fund that have been included in the Fund’s Statement of Operations since February 21, 2020.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Voya Global Real Estate Fund, in the amount of $299,158,351 was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

29

Notes to Financial Statements (Unaudited) (continued)

Note 11–Recent Accounting Pronouncement

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2020-04 (“ASU 2020-04”), which provides optional guidance to ease the potential accounting burden associated with transitioning away from LIBOR and other reference rates that are expected to be discontinued. ASU 2020-04 is effective immediately upon release of the update on March 12, 2020, through December 31, 2022. At this time, the Manager is evaluating the implications of certain other provisions of ASU 2020-04 related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

Note 12–Other Matters

An outbreak of COVID-19, first detected in December 2019, has developed into a global pandemic and has resulted in travel restrictions, closure of international borders, certain businesses and securities markets, restrictions on securities trading activities, prolonged quarantines, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The continued impact of COVID-19 is uncertain and could further adversely affect the global economy, national economies, individual issuers and capital markets in unforeseeable ways and result in a substantial and extended economic downturn. Developments that disrupt global economies and financial markets, such as COVID-19, may magnify factors that affect the Fund’s performance.

Note 13–Subsequent Events

In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended October 31, 2020, events and transactions subsequent to October 31, 2020, through the date the financial statements were issued have been evaluated by the Manager, for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

30	MainStay CBRE Real Estate Fund

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Fund’s securities is available free of charge upon request, by visiting the MainStay Funds’ website at newyorklifeinvestments.com or visiting the SEC’s website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting records for the 12-month period ending June 30 on Form N-PX. The most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-624-6782; visiting the MainStay Funds’ website at newyorklifeinvestments.com; or visiting the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC 60 days after its first and third fiscal quarter on Form N-PORT. The Fund’s holdings report is available free of charge by visiting the SEC’s website at www.sec.gov or upon request by calling New York Life Investments at 800-624-6782.

31

MainStay Funds

Equity

U.S. Equity

MainStay Epoch U.S. All Cap Fund

MainStay Epoch U.S. Equity Yield Fund

MainStay MacKay Common Stock Fund

MainStay MacKay Growth Fund

MainStay MacKay S&P 500 Index Fund

MainStay MacKay Small Cap Core Fund

MainStay MacKay U.S. Equity Opportunities Fund

MainStay MAP Equity Fund

MainStay Winslow Large Cap Growth Fund1

International Equity

MainStay Epoch International Choice Fund

MainStay MacKay International Equity Fund

MainStay MacKay International Opportunities Fund

Emerging Markets Equity

MainStay Candriam Emerging Markets Equity Fund

Global Equity

MainStay Epoch Capital Growth Fund

MainStay Epoch Global Equity Yield Fund

Fixed Income

Taxable Income

MainStay Candriam Emerging Markets Debt Fund

MainStay Floating Rate Fund

MainStay MacKay High Yield Corporate Bond Fund

MainStay MacKay Short Duration High Yield Fund

MainStay MacKay Total Return Bond Fund

MainStay MacKay Unconstrained Bond Fund

MainStay MacKay U.S. Infrastructure Bond Fund2

MainStay Short Term Bond Fund3

Tax-Exempt Income

MainStay MacKay California Tax Free Opportunities Fund4

MainStay MacKay High Yield Municipal Bond Fund

MainStay MacKay Intermediate Tax Free Bond Fund

MainStay MacKay New York Tax Free Opportunities Fund5

MainStay MacKay Short Term Municipal Fund

MainStay MacKay Tax Free Bond Fund

Money Market

MainStay Money Market Fund

Mixed Asset

MainStay Balanced Fund

MainStay Income Builder Fund

MainStay MacKay Convertible Fund

Speciality

MainStay CBRE Global Infrastructure Fund

MainStay CBRE Real Estate Fund

MainStay Cushing MLP Premier Fund

Asset Allocation

MainStay Conservative Allocation Fund

MainStay Conservative ETF Allocation Fund

MainStay Defensive ETF Allocation Fund

MainStay Equity Allocation Fund6

MainStay Equity ETF Allocation Fund

MainStay Growth Allocation Fund7

MainStay Growth ETF Allocation Fund

MainStay Moderate Allocation Fund

MainStay Moderate ETF Allocation Fund

Manager

New York Life Investment Management LLC

New York, New York

Subadvisors

Candriam Belgium S.A.8

Brussels, Belgium

Candriam Luxembourg S.C.A.8

Strassen, Luxembourg

CBRE Clarion Securities LLC

Radnor, Pennsylvania

Cushing Asset Management, LP

Dallas, Texas

Epoch Investment Partners, Inc.

New York, New York

MacKay Shields LLC8

New York, New York

Markston International LLC

White Plains, New York

NYL Investors LLC8

New York, New York

Winslow Capital Management, LLC

Minneapolis, Minnesota

Legal Counsel

Dechert LLP

Washington, District of Columbia

Independent Registered Public Accounting Firm

KPMG LLP

Philadelphia, Pennsylvania

Distributor

NYLIFE Distributors LLC8

Jersey City, New Jersey

Custodian9

State Street Bank and Trust Company

Boston, Massachusetts

1.	Formerly known as MainStay Large Cap Growth Fund.
2.	Formerly known as MainStay MacKay Infrastructure Bond Fund.
3.	Formerly known as MainStay Indexed Bond Fund.
4.

This Fund is registered for sale in AZ, CA, NV, OR, TX, UT and WA. Class A and Class I shares are registered for sale in MI. Class I and Class C2 shares are registered for sale in CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY.

5.	This Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY and VT.
6.	Formerly known as MainStay Growth Allocation Fund.
7.	Formerly known as MainStay Moderate Growth Allocation Fund.
8.	An affiliate of New York Life Investment Management LLC.
9.

The custodian for MainStay Cushing MLP Premier Fund is U.S. Bank National Association, Milwaukee, Wisconsin and the custodian for the MainStay ETF Asset Allocation Funds is JPMorgan Chase Bank, N.A., New York, New York.

Not part of the Semiannual Report

For more information

800-624-6782

newyorklifeinvestments.com

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. The MainStay Funds® are managed by New York Life Investment Management LLC and distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, a wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors LLC is a Member FINRA/SIPC.

©2020 NYLIFE Distributors LLC. All rights reserved.

1878525 MS203-20	MSCBRE10-12/20 (NYLIM) NL480

MainStay ETF Asset Allocation Funds

Message from the President and Semiannual Report
Unaudited  |  October 31, 2020
MainStay Defensive ETF Allocation Fund
MainStay Conservative ETF Allocation Fund
MainStay Moderate ETF Allocation Fund
MainStay Growth ETF Allocation Fund
MainStay Equity ETF Allocation Fund

Beginning on January 1, 2021, paper copies of each MainStay Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from MainStay Funds or from your financial intermediary. Instead, the reports will be made available on the MainStay Funds’ website. You will be notified by mail and provided with a website address to access the report each time a new report is posted to the website.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from MainStay Funds electronically by calling toll-free 800-624-6782, by sending an e-mail to MainStayShareholderServices@nylim.com, or by contacting your financial intermediary.
You may elect to receive all future shareholder reports in paper form free of charge. If you hold shares of a MainStay Fund directly, you can inform MainStay Funds that you wish to receive paper copies of reports by calling toll-free 800-624-6782 or by sending an e-mail to MainStayShareholderServices@nylim.com. If you hold shares of a MainStay Fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper form will apply to all MainStay Funds in which you are invested and may apply to all funds held with your financial intermediary.
Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

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Message from the President
Although the global coronavirus pandemic continued to afflict populations and economies around the world, most broad U.S. stock and bond markets gained ground, rebounding from earlier pandemic-related declines to rise during the four-month reporting period from June 30, 2020 through October 31, 2020.
The backdrop for the reporting period was set in February and March 2020 as COVID-19 spread worldwide. Governments struggled to support overburdened health care systems by issuing “stay-at-home” orders and placing restrictions on nonessential activity. These responses slowed global economic activity, driving stock and bond indices sharply lower. Emergency monetary and fiscal measures promised economic relief, and by early April, market sentiment began to improve. Unemployment remained high, some sectors of the global economy remained depressed and many questions surrounding the pandemic had yet to be answered. Nevertheless, investors looked forward to a gradual lessening of restrictions on nonessential businesses, the possibility of additional stimulus and apparent progress in the development of a vaccine.
As the reporting period began on June 30, 2020, the S&P 500® Index, a widely regarded benchmark of U.S. equity market performance, had already recovered most of the ground it lost in February and March 2020. By late-August, the S&P 500® Index had reached new record levels. However, a resurgence of coronavirus cases in many parts of the country and uncertainties related to the November 3, 2020, U.S. presidential election caused the rally to falter as the reporting period drew to a close.
Despite the market dip in October, for the reporting period as a whole, U.S. equity indices generally produced fairly strong gains. Returns proved most robust among small- to mid-cap stocks and growth-oriented stocks, while large-cap and value-oriented issues posted slightly milder gains. Within the S&P 500® Index, the consumer discretionary, communication services, utilities, industrials, information technology and consumer staples sectors all outperformed the Index, buoyed by better-than-expected levels of corporate earnings and consumer spending. The financials and health care sectors generated positive returns, but lagged the S&P 500® Index. Only the real estate and energy sectors ended the reporting period in negative territory, with the real estate sector hurt by declining revenues from mall, office and residential properties, and the energy sector suffering sharp losses due to low petroleum prices and weak global demand. International equities rose as well, but tended to lag their U.S. counterparts due to weaker underlying economic growth and somewhat less aggressive monetary and fiscal stimulus. On the other hand, emerging-market equities outperformed U.S. equity markets during the reporting period, led by relatively strong returns in Asia.
Risk-on conditions prevailed for fixed-income markets as well, favoring lower credit quality securities. Corporate bonds generally gained modest ground, with high-yield securities tending to solidly outperform investment-grade instruments. High-yield securities outperformed among municipal bond issues as well, albeit by a smaller margin. Recognized safe havens, such as long-term U.S. government bonds, which had attracted risk-averse investors during the height of the market sell-off in early 2020, experienced declining prices. Emerging-market and international debt, on the other hand, performed reasonably well.
Although the ongoing pandemic continues to change the way that many of us work and live our lives, at New York Life Investments, we remain dedicated to providing you, as a MainStay investor, with products, information and services to help you to navigate today’s rapidly changing investment environment. By taking appropriate steps to minimize community spread of COVID-19 within our organization and despite the challenges posed by the coronavirus pandemic, we continue to innovate with you in mind, introducing new suites of Funds and providing continuous insights into ever-evolving markets and investment strategies. Our goal is to give you the tools you need to build a resilient portfolio in the face of uncertain times.
Sincerely,
Kirk C. Lehneis
President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.
Not part of the Semiannual Report

Investors should refer to each Fund’s Summary Prospectus and/or Prospectus and consider each Fund’s investment objectives, strategies, risks, charges and expenses carefully before investing. The Summary Prospectus and/or Prospectus contain this and other information about each Fund. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-624-6782, by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, NJ 07302 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available via the MainStay Funds’ website at newyorklifeinvestments.com. Please read each Fund’s Summary Prospectus and/or Prospectus carefully before investing.

MainStay Defensive ETF Allocation Fund
Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended October 31, 2020
Class	Sales Charge		Inception Date	Since Inception	Gross Expense Ratio[1]
Class A Shares	Maximum 3% Initial Sales Charge	With sales charges	6/30/2020	-2.23%	1.33%
		Excluding sales charges		0.80	1.33
Class C Shares	Maximum 1% CDSC	With sales charges	6/30/2020	-0.49	2.08
		Excluding sales charges		0.51	2.08
Class I Shares	No Sales Charge		6/30/2020	0.86	1.08
Class R3 Shares	No Sales Charge		6/30/2020	0.61	1.68
SIMPLE Class Shares	No Sales Charge		8/31/2020	-1.82	1.58

1.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus and may differ from other expense ratios disclosed in this report.

Benchmark Performance	Since Inception
S&P 500® Index[1]	6.03%
MSCI EAFE® Index[2]	0.61
Bloomberg Barclays U.S. Aggregate Bond Index[3]	0.17
Defensive Allocation Composite Index[4]	1.12
Morningstar Allocation - 15% to 30% Equity Category Average[5]	2.23

1.	The S&P 500® Index is the Fund's primary broad-based securities market index for comparison purposes. “S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
2.	The MSCI EAFE® Index is the Fund's secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
3.	The Fund has selected the Bloomberg Barclays U.S. Aggregate Bond Index as an additional benchmark. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasurys, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
4.	The Fund has selected the Defensive Allocation Composite Index as an additional benchmark. The Defensive Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Bloomberg Barclays U.S. Aggregate Bond Index weighted 15%, 5% and 80%, respectively. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
5.	The Morningstar Allocation – 15% to 30% Equity Category Average is representative of funds that seek to provide both income and capital appreciation by investing in multiple asset classes, including stocks, bonds, and cash. These portfolios are dominated by domestic holdings and have equity exposures between 15% and 30%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
6	MainStay Defensive ETF Allocation Fund

Cost in Dollars of a $1,000 Investment in MainStay Defensive ETF Allocation Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the period June 30, 2020, (the inception date of the Fund) to October 31, 2020, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made on June 30, 2020 and held for the entire period from June 30, 2020, to October 31, 2020.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the period ended October 31, 2020. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 6/30/20[1]	Ending Account Value (Based on Actual Returns and Expenses) 10/31/20	Expenses Paid During Period[2]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 10/31/20[3]	Expenses Paid During Period[2,3]	Net Expense Ratio During Period[4]
Class A Shares	$1,000.00	$1,008.00	$2.71	$1,014.15	$2.71	0.80%
Class C Shares	$1,000.00	$1,005.10	$5.24	$1,011.63	$5.25	1.55%
Class I Shares	$1,000.00	$1,008.60	$1.86	$1,015.00	$1.87	0.55%
Class R3 Shares	$1,000.00	$1,006.10	$3.89	$1,012.97	$3.90	1.15%
SIMPLE Class Shares [5]	$1,000.00	$ 981.80	$1.74	$1,006.60	$1.76	1.05%

1.	The inception date of the Fund.
2.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 365 and multiplied by 123 (to reflect the since-inception period) and 61 days for SIMPLE Class (to reflect the since-inception period). The table above represents the actual expenses incurred during the period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
3.	Expenses paid during the period reflect ongoing costs for the period from inception through October 31, 2020. Had these shares been offered for the full six-month period ended October 31, 2020, and had the Fund provided a hypothetical 5% annualized return, expenses paid during the period would have been $4.08 for Class A shares, $7.88 for Class C shares, $2.80 for Class I shares, $5.85 for Class R3 shares and $5.35 for SIMPLE Class shares. The ending account values would have been $1,021.17 for Class A shares, $1,017.39 for Class C shares, $1,022.43 for Class I shares, $1,019.41 for Class R3 shares and $1,019.91 for SIMPLE Class shares.
4.	Expenses are equal to the Fund's annualized expense ratio to reflect the period.
5.	The inception date was August 31, 2020.

Asset Diversification as of October 31, 2020 (Unaudited)
Fixed Income Funds	80.5%
Equity Funds	18.3
Other Assets, Less Liabilities	1.2
See Portfolio of Investments beginning on page 11 for specific holdings within these categories. The Fund’s holdings are subject to change.

8	MainStay Defensive ETF Allocation Fund

Portfolio Management Discussion and Analysis (Unaudited)
Questions answered by portfolio managers Jae S. Yoon, CFA, Jonathan Swaney, Poul Kristensen, CFA, and Amit Soni, CFA, of New York Life Investment Management LLC, the Fund’s Manager.
How did MainStay Defensive ETF Allocation Fund perform relative to its benchmarks and peer group during the reporting period from its inception on June 30, 2020 through October 31, 2020?
From June 30, 2020 through October 31, 2020, Class I shares of MainStay Defensive ETF Allocation Fund returned 0.86%, underperforming the 6.03% return of the Fund’s primary benchmark, the S&P 500® Index, and outperforming the 0.61% return of the MSCI EAFE® Index, which is the Fund’s secondary benchmark. Over the same period, Class I shares of the Fund outperformed the 0.17% return of the Bloomberg Barclays U.S. Aggregate Bond Index, and underperformed the 1.12% return of the Defensive Allocation Composite Index, both of which are additional benchmarks of the Fund. From June 30, 2020 through October 31, 2020, Class I shares underperformed the 2.23% return of the Morningstar Allocation—15% to 30% Equity Category Average.1
What factors affected the Fund’s relative performance during the reporting period?
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in unaffiliated passively-managed exchange-traded funds (“Underlying ETFs”). The Underlying ETFs may invest in U.S. equities, international equities and fixed-income instruments, making comparisons to any single index generally less suitable than a weighted combination of indices, which is a more useful yardstick by which to measure performance.
During the reporting period, asset class policy was the primary determinant of the Fund’s relative performance. While the details are discussed below, in essence the Fund maintained a modest “risk-off” posture only to see risk assets perform quite well. We believed that market pricing had gotten ahead of improvements in actual operating conditions.
Also noteworthy was the Fund’s exposure to investment-grade bonds, which represented a large portion of portfolio assets. This was achieved through vehicles that track the Barclays Aggregate Bond Index, which is comprised primarily of very high-quality government and agency debt. However, corporate debt and asset-backed securities, which are considered investment-grade issues of lesser credit quality than government and agency bonds, generally outperformed government and agency debt during the summer months. This factor detracted from the Fund’s relative performance.
How did you allocate the Fund’s assets during the reporting period and why?
Allocations shifted frequently at the margin, but remained broadly stable throughout the reporting period. Our general theme was one of risk aversion. The pandemic-induced lockdowns implemented over the spring months of 2020 had a profound impact on economic activity and corporate profitability. Fiscal support from the CARES Act and accommodative monetary policy helped businesses bridge the gap to reopenings in May and June. Given these conditions, we were not surprised that markets bounced off their March lows; however, we were surprised by the extent of the recovery rally. By the time the Fund was launched at the end of June, U.S. stocks had already climbed some 40% from their lows. We believed that the rally was overextended with pricing not accurately reflecting the still-difficult operating conditions that businesses faced. Accordingly, we positioned the Fund to lean away from equities broadly over the summer months. Spells of weakness late in the reporting period provided opportunities to add a bit more equity exposure back into the portfolio, moving allocations closer to neutral.
Positioning within asset classes had greater effect on the Fund’s performance than management of the overall stock/bond blend. A few positions stood out, all of which detracted from the Fund’s relative returns. The most notable was a preference for value over growth. This stance was predicated on our belief that those two equity classifications may have been mispriced relative to one another. Specifically, we thought growth-oriented issues looked relatively expensive after three years of strong returns, and were concerned that growing regulatory oversight of the information technology sector could lead to earnings disappointment in the future. However, the work-from-home, play-at-home culture that came with mandated lockdowns proved a boon for many growth funds. Another position was the Fund’s decisive tilt toward large-cap stocks over stocks of smaller firms. We expected smaller businesses—many of which lacked a substantial balance sheet to fall back on, were more vulnerable to credit pressures and suffered from weak profit margins even before the pandemic—would prove persistently vulnerable to the economic effects of the contagion. However, smaller companies outperformed larger cap names during the reporting period. Similarly, a modest tilt favoring developed international markets over emerging markets for many of these same reasons also backfired. Lastly, we decided to allocate only a relatively small percentage of the Fund’s capital to floating-rate loans, choosing

1.	See page 5 for other share class returns, which may be higher or lower than Class I share returns. See page 6 for more information on benchmark and peer group returns.

instead to hold cash and higher-quality, longer-duration2 bonds—only to see investors flock to risk assets, squeezing credit spreads.3
How did the Fund’s allocations change over the course of the reporting period?
At the asset class level, allocations remained relatively stable. A few changes were made at the Underlying ETF level during the brief reporting period. Several small fixed-income positions were eliminated, including iShares 20+ Year Treasury Bond ETF, Vanguard Short-Term Bond ETF and Invesco Taxable Municipal Bond ETF. The Fund redirected those proceeds to its core bond holdings: iShares Core U.S. Aggregate Bond ETF and the Schwab Aggregate Bond ETF. We increased the Fund’s position in Vanguard Mega Cap Value ETF in anticipation of an eventual cyclical recovery. We also slightly increased the Fund’s allocation to VanEck Vectors Gold Miners ETF in line with our expectation that continued aggressive monetary policy coupled with future fiscal stimulus could drive increasing demand for gold as a store of value.
During the reporting period, which Underlying Equity ETFs had the highest total returns and which Underlying Equity ETFs had the lowest total returns?
Of the Underlying Equity ETFs held for the full reporting period, the highest returns came from Vanguard Mega Cap ETF and Vanguard Mega Cap Value ETF. Underlying Equity ETFs experiencing the smallest gains (none posted losses) included iShares Core MSCI EAFE ETF and VanEck Vectors Gold Miners ETF.
Which Underlying Equity ETFs were the strongest contributors to the Fund’s performance and which Underlying Equity ETFs were particularly weak?
The Underlying Equity ETFs that made the largest positive contributions to performance included Vanguard Mega Cap ETF and Vanguard Mega Cap Value ETF. (Contributions take weightings and total returns into account.) While no Underlying Equity ETFs posted losses, the smallest positive contributions came from VanEck Vectors Gold Miners ETF.
During the reporting period, which Underlying Fixed-Income ETFs had the highest total returns and which Underlying Fixed-Income ETFs had the lowest total returns?
The Underlying Fixed-Income ETFs with the highest total returns included iShares Broad USD High Yield Corporate Bond ETF and iShares 0-5 Year High Yield Corporate Bond ETF. The Underlying Fixed-Income Funds with the lowest total returns included Schwab U.S. Aggregate Bond ETF and the iShares Core U.S. Aggregate Bond ETF.
Which Underlying Fixed-Income ETFs were the strongest contributors to the Fund’s performance and which Underlying Fixed-Income ETFs were particularly weak?
Among the Underlying Fixed-Income ETFs making the strongest positive contributions to the Fund’s returns were iShares 0-5 Year High Yield Corporate Bond ETF and Invesco Senior Loan ETF. The Underlying Fixed-Income ETFs that most significantly detracted from performance included Schwab U.S. Aggregate Bond ETF and iShares Core U.S. Aggregate Bond ETF.
How was the Fund positioned at the end of the reporting period?
With the election looming, fiscal support on hold and the rate of new COVID-19 infections accelerating, the Fund maintained a modestly defensive posture as the reporting period wound down. As of October 31, 2020, the Fund held slightly underweight exposure to equities, leaned toward large-cap stocks over smaller companies, tilted to favor developed markets over emerging markets, shied away from bank loans, and held a small position in gold miners. We anticipate material volatility over the next few months and plan to avail ourselves of opportunities to position the Fund more aggressively into both stocks and credit. Should another fiscal support package come into sight and a clear timeline for the distribution of an effective vaccine emerge, we anticipate rotating some of the Fund’s assets into Underlying ETFs focused on smaller and more cyclical names.
2.	Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.
3.	The terms “spread” and “yield spread” may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.
10	MainStay Defensive ETF Allocation Fund

Portfolio of Investments October 31, 2020 (Unaudited)
	Shares	Value
Investment Companies 98.8%†
Equity Funds 18.3%
iShares Core MSCI EAFE ETF	7,053	$ 410,202
Schwab U.S. Small-Cap ETF	565	39,448
VanEck Vectors Gold Miners ETF	3,016	113,070
Vanguard Mega Cap ETF	4,947	574,940
Vanguard Mega Cap Value ETF	4,125	308,303
Total Equity Funds (Cost $1,470,357)		1,445,963
Fixed Income Funds 80.5%
Invesco Senior Loan ETF	18,794	404,071
iShares 0-5 Year High Yield Corporate Bond ETF	17,075	749,593
iShares Broad USD High Yield Corporate Bond ETF	2,108	83,308
iShares Core U.S. Aggregate Bond ETF	21,839	2,559,531
Schwab U.S. Aggregate Bond ETF	45,996	2,558,757
Total Fixed Income Funds (Cost $6,403,027)		6,355,260
Total Investment Companies (Cost $7,873,384)	98.8%	7,801,223
Other Assets, Less Liabilities	1.2	91,516
Net Assets	100.0%	$7,892,739

†	Percentages indicated are based on Fund net assets.

The following abbreviations are used in the preceding pages:
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of October 31, 2020, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$1,445,963	$—	$—	$1,445,963
Fixed Income Funds	6,355,260	—	—	6,355,260
Total Investments in Securities	$7,801,223	$—	$—	$7,801,223

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities as of October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (identified cost $7,873,384)	$7,801,223
Cash	18,191
Receivables:
Fund shares sold	31,640
Manager (See Note 3)	10,238
Other assets	57,070
Total assets	7,918,362
Liabilities
Payables:
Professional fees	7,577
Investment securities purchased	6,154
Transfer agent (See Note 3)	2,854
Shareholder communication	1,450
NYLIFE Distributors (See Note 3)	1,222
Trustees	211
Accrued expenses	6,155
Total liabilities	25,623
Net assets	$7,892,739
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$ 785
Additional paid-in-capital	7,961,995
7,962,780
Total distributable earnings (loss)	(70,041)
Net assets	$7,892,739
Class A
Net assets applicable to outstanding shares	$5,683,461
Shares of beneficial interest outstanding	565,123
Net asset value per share outstanding	$ 10.06
Maximum sales charge (3.00% of offering price)	0.31
Maximum offering price per share outstanding	$ 10.37
Class C
Net assets applicable to outstanding shares	$ 223,193
Shares of beneficial interest outstanding	22,204
Net asset value and offering price per share outstanding	$ 10.05
Class I
Net assets applicable to outstanding shares	$1,936,412
Shares of beneficial interest outstanding	192,500
Net asset value and offering price per share outstanding	$ 10.06
Class R3
Net assets applicable to outstanding shares	$ 25,136
Shares of beneficial interest outstanding	2,500
Net asset value and offering price per share outstanding	$ 10.05
SIMPLE Class
Net assets applicable to outstanding shares	$ 24,537
Shares of beneficial interest outstanding	2,440
Net asset value and offering price per share outstanding	$ 10.06

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	MainStay Defensive ETF Allocation Fund

Statement of Operations for the period June 30, 2020 (inception date) through October 31, 2020 (Unaudited)
Investment Income (Loss)
Income
Dividends	$ 29,190
Expenses
Offering (See Note 2)	26,373
Registration	12,007
Professional fees	7,599
Manager (See Note 3)	3,145
Transfer agent (See Note 3)	3,145
Distribution/Service—Class A (See Note 3)	2,098
Distribution/Service—Class C (See Note 3)	592
Distribution/Service—Class R3 (See Note 3)	43
Distribution/Service—SIMPLE Class (See Note 3)	21
Shareholder communication	1,450
Custodian	881
Trustees	228
Shareholder service (See Note 3)	9
Miscellaneous	393
Total expenses before waiver/reimbursement	57,984
Expense waiver/reimbursement from Manager (See Note 3)	(46,575)
Net expenses	11,409
Net investment income (loss)	17,781
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(3,348)
Net change in unrealized appreciation (depreciation) on investments	(72,161)
Net realized and unrealized gain (loss)	(75,509)
Net increase (decrease) in net assets resulting from operations	$(57,728)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statements of Changes in Net Assets
for the period June 30, 2020 (inception date) through October 31, 2020 (Unaudited)
2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 17,781
Net realized gain (loss)	(3,348)
Net change in unrealized appreciation (depreciation)	(72,161)
Net increase (decrease) in net assets resulting from operations	(57,728)
Distributions to shareholders:
Class A	(7,135)
Class C	(16)
Class I	(5,101)
Class R3	(28)
SIMPLE Class	(33)
Total distributions to shareholders	(12,313)
Capital share transactions:
Net proceeds from sales of shares	8,459,208
Net asset value of shares issued to shareholder in reinvestment of distributions	7,129
Cost of shares redeemed	(503,557)
Increase (decrease) in net assets derived from capital share transactions	7,962,780
Net increase (decrease) in net assets	7,892,739
Net Assets
Beginning of period	—
End of period	$7,892,739
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	MainStay Defensive ETF Allocation Fund

Financial Highlights selected per share data and ratios
June 30, 2020^ through October 31,
Class A	2020*
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	0.03
Net realized and unrealized gain (loss) on investments	0.05(b)
Total from investment operations	0.08
Less distributions:
From net investment income	(0.02)
Net asset value at end of period	$ 10.06
Total investment return (c)	0.80%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.78%
Net expenses†† (d)	0.80%
Expenses (before waiver/reimbursement)†† (d)	3.35%
Portfolio turnover rate	10%
Net assets at end of period (in 000’s)	$ 5,683

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund's net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund's investments.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

June 30, 2020^ through October 31,
Class C	2020*
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	0.01
Net realized and unrealized gain (loss) on investments	0.04(b)
Total from investment operations	0.05
Less distributions:
From net investment income	(0.00)‡
Net asset value at end of period	$ 10.05
Total investment return (c)	0.51%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.27%
Net expenses†† (d)	1.55%
Expenses (before waiver/reimbursement)†† (d)	4.81%
Portfolio turnover rate	10%
Net assets at end of period (in 000’s)	$ 223

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund's net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund's investments.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
June 30, 2020^ through October 31,
Class I	2020*
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	0.06
Net realized and unrealized gain (loss) on investments	0.03(b)
Total from investment operations	0.09
Less distributions:
From net investment income	(0.03)
Net asset value at end of period	$ 10.06
Total investment return (c)	0.86%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	1.66%
Net expenses†† (d)	0.55%
Expenses (before waiver/reimbursement)†† (d)	4.00%
Portfolio turnover rate	10%
Net assets at end of period (in 000’s)	$ 1,936

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund's net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund's investments.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

June 30, 2020^ through October 31,
Class R3	2020*
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	0.04
Net realized and unrealized gain (loss) on investments	0.02(b)
Total from investment operations	0.06
Less distributions:
From net investment income	(0.01)
Net asset value at end of period	$ 10.05
Total investment return (c)	0.61%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	1.06%
Net expenses†† (d)	1.15%
Expenses (before waiver/reimbursement)†† (d)	4.60%
Portfolio turnover rate	10%
Net assets at end of period (in 000’s)	$ 25

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund's net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund's investments.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	MainStay Defensive ETF Allocation Fund

Financial Highlights selected per share data and ratios
August 31, 2020^ through October 31,
SIMPLE Class	2020*
Net asset value at beginning of period	$ 10.26
Net investment income (loss) (a)	0.02
Net realized and unrealized gain (loss) on investments	(0.21)
Total from investment operations	(0.19)
Less distributions:
From net investment income	(0.01)
Net asset value at end of period	$ 10.06
Total investment return (b)	(1.82)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	1.24%
Net expenses†† (c)	1.05%
Expenses (before waiver/reimbursement)†† (c)	3.34%
Portfolio turnover rate	10%
Net assets at end of period (in 000’s)	$ 25

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Conservative ETF Allocation Fund
Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended October 31, 2020
Class	Sales Charge		Inception Date	Since Inception	Gross Expense Ratio[1]
Class A Shares	Maximum 3% Initial Sales Charge	With sales charges	6/30/2020	-1.19%	1.33%
		Excluding sales charges		1.87	1.33
Class C Shares	Maximum 1% CDSC	With sales charges	6/30/2020	0.60	2.08
		Excluding sales charges		1.60	2.08
Class I Shares	No Sales Charge		6/30/2020	2.03	1.08
Class R3 Shares	No Sales Charge		6/30/2020	1.78	1.68
SIMPLE Class Shares	No Sales Charge		8/31/2020	-2.67	1.58

1.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus and may differ from other expense ratios disclosed in this report.

18	MainStay Conservative ETF Allocation Fund

Benchmark Performance	Since Inception
S&P 500® Index[1]	6.03%
MSCI EAFE® Index[2]	0.61
Bloomberg Barclays U.S. Aggregate Bond Index[3]	0.17
Conservative Allocation Composite Index[4]	2.05
Morningstar Allocation - 30% to 50% Equity Category Average[5]	2.84

1.	The S&P 500® Index is the Fund's primary broad-based securities market index for comparison purposes. “S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
2.	The MSCI EAFE® Index is the Fund's secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
3.	The Fund has selected the Bloomberg Barclays U.S. Aggregate Bond Index as an additional benchmark. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasurys, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
4.	The Fund has selected the Conservative Allocation Composite Index as an additional benchmark. The Conservative Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Bloomberg Barclays U.S. Aggregate Bond Index weighted 30%, 10% and 60%, respectively. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
5.	The Morningstar Allocation – 30% to 50% Equity Category Average is representative of funds that seek to provide both income and capital appreciation by investing in multiple asset classes, including stocks, bonds, and cash. These portfolios are dominated by domestic holdings and have equity exposures between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Cost in Dollars of a $1,000 Investment in MainStay Conservative ETF Allocation Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the period June 30, 2020, (the inception date of the Fund) to October 31, 2020, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made on June 30, 2020 and held for the entire period from June 30, 2020, to October 31, 2020.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the period ended October 31, 2020. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 6/30/20[1]	Ending Account Value (Based on Actual Returns and Expenses) 10/31/20	Expenses Paid During Period[2]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 10/31/20[3]	Expenses Paid During Period[2,3]	Net Expense Ratio During Period[4]
Class A Shares	$1,000.00	$1,018.70	$2.72	$1,014.15	$2.71	0.80%
Class C Shares	$1,000.00	$1,016.00	$5.27	$1,011.63	$5.25	1.55%
Class I Shares	$1,000.00	$1,020.30	$1.87	$1,015.00	$1.87	0.55%
Class R3 Shares	$1,000.00	$1,017.80	$3.91	$1,012.97	$3.90	1.15%
SIMPLE Class Shares [5]	$1,000.00	$ 973.30	$1.73	$1,006.60	$1.76	1.05%

1.	The inception date of the Fund.
2.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 365 and multiplied by 123 (to reflect the since-inception period) and 61 days for SIMPLE Class (to reflect the since-inception period). The table above represents the actual expenses incurred during the period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
3.	Expenses paid during the period reflect ongoing costs for the period from inception through October 31, 2020. Had these shares been offered for the full six-month period ended October 31, 2020, and had the Fund provided a hypothetical 5% annualized return, expenses paid during the period would have been $4.08 for Class A shares, $7.88 for Class C shares, $2.80 for Class I shares, $5.85 for Class R3 shares and $5.35 for SIMPLE Class shares. The ending account values would have been $1,021.17 for Class A shares, $1,017.39 for Class C shares, $1,022.43 for Class I shares, $1,019.41 for Class R3 shares and $1,019.91 for SIMPLE Class shares.
4.	Expenses are equal to the Fund's annualized expense ratio to reflect the period.
5.	The inception date was August 31, 2020.
20	MainStay Conservative ETF Allocation Fund

Asset Diversification as of October 31, 2020 (Unaudited)
Fixed Income Funds	59.8%
Equity Funds	38.0
Other Assets, Less Liabilities	2.2
See Portfolio of Investments beginning on page 25 for specific holdings within these categories. The Fund’s holdings are subject to change.

Portfolio Management Discussion and Analysis (Unaudited)
Questions answered by portfolio managers Jae S. Yoon, CFA, Jonathan Swaney, Poul Kristensen, CFA, and Amit Soni, CFA, of New York Life Investment Management LLC, the Fund’s Manager.
How did MainStay Conservative ETF Allocation Fund perform relative to its benchmarks and peer group during the reporting period from its inception on June 30, 2020 through October 31, 2020?
From June 30, 2020 through October 31, 2020, Class I shares of MainStay Conservative ETF Allocation Fund returned 2.03%, underperforming the 6.03% return of the Fund’s primary benchmark, the S&P 500® Index, and outperforming the 0.61% return of the MSCI EAFE® Index, which is the Fund’s secondary benchmark. Over the same period, Class I shares of the Fund outperformed the 0.17% return of the Bloomberg Barclays U.S. Aggregate Bond Index, and underperformed the 2.05% return of the Conservative Allocation Composite Index, both of which are additional benchmarks of the Fund. From June 30, 2020 through October 31, 2020, Class I shares underperformed the 2.84% return of the Morningstar Allocation—30% to 50% Equity Category Average.1
What factors affected the Fund’s relative performance during the reporting period?
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in unaffiliated passively-managed exchange-traded funds (“Underlying ETFs”). The Underlying ETFs may invest in U.S. equities, international equities and fixed-income instruments, making comparisons to any single index generally less suitable than a weighted combination of indices, which is a more useful yardstick by which to measure performance.
During the reporting period, asset class policy was the primary determinant of the Fund’s relative performance. While the details are discussed below, in essence the Fund maintained a modest “risk-off” posture only to see risk assets perform quite well. We believed that market pricing had gotten ahead of improvements in actual operating conditions.
Also noteworthy was the Fund’s exposure to investment-grade bonds, which represented a large portion of portfolio assets. This was achieved through vehicles that track the Barclays Aggregate Bond Index, which is comprised primarily of very high-quality government and agency debt. However, corporate debt and asset-backed securities, which are considered investment-grade issues of lesser credit quality than government and agency bonds, generally outperformed government and agency debt during the summer months. This factor detracted from the Fund’s relative performance.
How did you allocate the Fund’s assets during the reporting period and why?
Allocations shifted frequently at the margin, but remained broadly stable throughout the reporting period. Our general theme was one of risk aversion. The pandemic-induced lockdowns implemented over the spring months of 2020 had a profound impact on economic activity and corporate profitability. Fiscal support from the CARES Act and accommodative monetary policy helped businesses bridge the gap to reopenings in May and June. Given these conditions, we were not surprised that markets bounced off their March lows; however, we were surprised by the extent of the recovery rally. By the time the Fund was launched at the end of June, U.S. stocks had already climbed some 40% from their lows. We believed that the rally was overextended with pricing not accurately reflecting the still-difficult operating conditions that businesses faced. Accordingly, we positioned the Fund to lean away from equities broadly over the summer months. Spells of weakness late in the reporting period provided opportunities to add a bit more equity exposure back into the portfolio, moving allocations closer to neutral.
Positioning within asset classes had greater effect on the Fund’s performance than management of the overall stock/bond blend. A few positions stood out, all of which detracted from the Fund’s relative returns. The most notable was a preference for value over growth. This stance was predicated on our belief that those two equity classifications may have been mispriced relative to one another. Specifically, we thought growth-oriented issues looked relatively expensive after three years of strong returns, and were concerned that growing regulatory oversight of the information technology sector could lead to earnings disappointment in the future. However, the work-from-home, play-at-home culture that came with mandated lockdowns proved a boon for many growth funds. Another position was the Fund’s decisive tilt toward large-cap stocks over stocks of smaller firms. We expected smaller businesses—many of which lacked a substantial balance sheet to fall back on, were more vulnerable to credit pressures and suffered from weak profit margins even before the pandemic—would prove persistently vulnerable to the economic effects of the contagion. However smaller companies outperformed larger cap names during the reporting period. Similarly, a modest tilt favoring developed international markets over emerging markets for many of these same reasons also backfired. Lastly, we decided to allocate only a relatively small percentage of the Fund’s capital to floating-rate loans, choosing

1.	See page 18 for other share class returns, which may be higher or lower than Class I share returns. See page 19 for more information on benchmark and peer group returns.
22	MainStay Conservative ETF Allocation Fund

instead to hold cash and higher-quality, longer-duration2 bonds—only to see investors flock to risk assets, squeezing credit spreads.3
How did the Fund’s allocations change over the course of the reporting period?
At the asset class level, allocations remained relatively stable. A few changes were made at the Underlying ETF level during the brief reporting period. Several small fixed-income positions were eliminated, including iShares 20+ Year Treasury Bond ETF, Vanguard Short-Term Bond ETF and Invesco Taxable Municipal Bond ETF. The Fund redirected those proceeds to its core bond holdings: iShares Core U.S. Aggregate Bond ETF and the Schwab Aggregate Bond ETF. The Fund also exited a position in iShares Core MSCI Emerging Markets ETF, shifting those assets to the iShares Core MSCI EAFE ETF with our expectation that developed markets are likely to enjoy a stronger growth surge once the globe has turned the corner on the pandemic. Positions in Vanguard Small-Cap ETF and iShares Core S&P Small-Cap ETF were closed late in the reporting period with assets reallocated to Vanguard Mid-Cap ETF and Schwab U.S. Mid-Cap ETF in anticipation that smaller businesses could experience acute stress as the next wave of the pandemic takes hold and lockdowns are reimplemented. At nearly the same time, the Fund’s position in Vanguard Mega Cap Value ETF was increased in anticipation of an eventual cyclical recovery during which we believe beaten-down value stocks could benefit disproportionately. Finally, the Fund’s allocation to VanEck Vectors Gold Miners ETF was slightly increased in line with our expectations that continued aggressive monetary policy coupled with future fiscal stimulus could drive increasing demand for gold as a store of value.
During the reporting period, which Underlying Equity ETFs had the highest total returns and which Underlying Equity ETFs had the lowest total returns?
Of the Underlying Equity ETFs held for the full reporting period, the highest returns came from Vanguard Mid-Cap ETF and the Schwab U.S. Mid-Cap ETF. Underlying Equity ETFs experiencing the smallest gains (none posted losses) included iShares Core MSCI EAFE ETF and VanEck Vectors Gold Miners ETF.
Which Underlying Equity ETFs were the strongest contributors to the Fund’s performance and which Underlying Equity ETFs were particularly weak?
The Underlying Equity ETFs that made the largest positive contributions to performance included Vanguard Mega Cap ETF and Schwab U.S. Small-Cap ETF. (Contributions take weightings and total returns into account.) While no Underlying Equity ETFs posted losses, the smallest positive contributions came from VanEck Vectors Gold Miners ETF and Schwab U.S. Mid-Cap ETF.
During the reporting period, which Underlying Fixed-Income ETFs had the highest total returns and which Underlying Fixed-Income ETFs had the lowest total returns?
The Underlying Fixed-Income ETFs with the highest total returns included iShares Broad USD High Yield Corporate Bond ETF and iShares 0-5 Year High Yield Corporate Bond ETF. The Underlying Fixed-Income ETFs with the lowest total returns included Schwab U.S. Aggregate Bond ETF and the iShares Core U.S. Aggregate Bond ETF.
Which Underlying Fixed-Income ETFs were the strongest contributors to the Fund’s performance and which Underlying Fixed-Income ETFs were particularly weak?
Among the Underlying Fixed-Income ETFs making the strongest positive contributions to the Fund’s returns were iShares 0-5 Year High Yield Corporate Bond ETF and Invesco Senior Loan ETF. The Underlying Fixed-Income ETFs that most significantly detracted from performance included Schwab U.S. Aggregate Bond ETF and iShares Core U.S. Aggregate Bond ETF.
How was the Fund positioned at the end of the reporting period?
With the election looming, fiscal support on hold and the rate of new COVID-19 infections accelerating, the Fund maintained a modestly defensive posture as the reporting period wound down. As of October 31, 2020, the Fund held slightly underweight exposure to equities, leaned toward large-cap stocks over smaller companies, tilted to favor developed markets over emerging markets, shied away from bank loans, and held a small position in gold miners. We anticipate material volatility over the next few
2.	Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.
3.	The terms “spread” and “yield spread” may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.

months and plan to avail ourselves of opportunities to position the Fund more aggressively into both stocks and credit. Should another fiscal support package come into sight and a clear timeline for the distribution of an effective vaccine emerge, we anticipate rotating some of the Fund’s assets into Underlying ETFs focused on smaller and more cyclical names.
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.
24	MainStay Conservative ETF Allocation Fund

Portfolio of Investments October 31, 2020 (Unaudited)
	Shares	Value
Investment Companies 97.8%†
Equity Funds 38.0%
iShares Core MSCI EAFE ETF	22,687	$ 1,319,476
Schwab U.S. Mid-Cap ETF	3,670	206,144
Schwab U.S. Small-Cap ETF	942	65,770
VanEck Vectors Gold Miners ETF	5,305	198,885
Vanguard Mega Cap ETF	19,836	2,305,340
Vanguard Mega Cap Value ETF	7,107	531,177
Vanguard Mid-Cap ETF	2,572	453,032
Total Equity Funds (Cost $5,156,978)		5,079,824
Fixed Income Funds 59.8%
Invesco Senior Loan ETF	17,958	386,097
iShares 0-5 Year High Yield Corporate Bond ETF	20,983	921,154
iShares Broad USD High Yield Corporate Bond ETF	3,418	135,079
iShares Core U.S. Aggregate Bond ETF	27,991	3,280,545
Schwab U.S. Aggregate Bond ETF	58,952	3,279,500
Total Fixed Income Funds (Cost $8,082,161)		8,002,375
Total Investment Companies (Cost $13,239,139)	97.8%	13,082,199
Other Assets, Less Liabilities	2.2	294,811
Net Assets	100.0%	$13,377,010

†	Percentages indicated are based on Fund net assets.

The following abbreviations are used in the preceding pages:
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of October 31, 2020, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 5,079,824	$—	$—	$ 5,079,824
Fixed Income Funds	8,002,375	—	—	8,002,375
Total Investments in Securities	$13,082,199	$—	$—	$13,082,199

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities as of October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (identified cost $13,239,139)	$13,082,199
Cash	35,839
Receivables:
Fund shares sold	213,780
Manager (See Note 3)	8,843
Other assets	58,625
Total assets	13,399,286
Liabilities
Payables:
Professional fees	7,575
Transfer agent (See Note 3)	4,575
NYLIFE Distributors (See Note 3)	2,207
Shareholder communication	1,449
Trustees	210
Accrued expenses	6,260
Total liabilities	22,276
Net assets	$13,377,010
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$ 1,315
Additional paid-in-capital	13,508,896
13,510,211
Total distributable earnings (loss)	(133,201)
Net assets	$13,377,010
Class A
Net assets applicable to outstanding shares	$11,133,503
Shares of beneficial interest outstanding	1,094,568
Net asset value per share outstanding	$ 10.17
Maximum sales charge (3.00% of offering price)	0.31
Maximum offering price per share outstanding	$ 10.48
Class C
Net assets applicable to outstanding shares	$ 234,829
Shares of beneficial interest outstanding	23,109
Net asset value and offering price per share outstanding	$ 10.16
Class I
Net assets applicable to outstanding shares	$ 1,958,867
Shares of beneficial interest outstanding	192,500
Net asset value and offering price per share outstanding	$ 10.18
Class R3
Net assets applicable to outstanding shares	$ 25,427
Shares of beneficial interest outstanding	2,500
Net asset value and offering price per share outstanding	$ 10.17
SIMPLE Class
Net assets applicable to outstanding shares	$ 24,384
Shares of beneficial interest outstanding	2,398
Net asset value and offering price per share outstanding	$ 10.17

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	MainStay Conservative ETF Allocation Fund

Statement of Operations for the period June 30, 2020 (inception date) through October 31, 2020 (Unaudited)
Investment Income (Loss)
Income
Dividends	$ 44,291
Expenses
Offering (See Note 2)	24,657
Registration	13,723
Professional fees	7,599
Distribution/Service—Class A (See Note 3)	4,752
Distribution/Service—Class C (See Note 3)	545
Distribution/Service—Class R3 (See Note 3)	44
Distribution/Service—SIMPLE Class (See Note 3)	21
Manager (See Note 3)	5,276
Transfer agent (See Note 3)	5,276
Shareholder communication	1,450
Custodian	881
Trustees	228
Shareholder service (See Note 3)	9
Miscellaneous	394
Total expenses before waiver/reimbursement	64,855
Expense waiver/reimbursement from Manager (See Note 3)	(44,979)
Net expenses	19,876
Net investment income (loss)	24,415
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	17,419
Net change in unrealized appreciation (depreciation) on investments	(156,940)
Net realized and unrealized gain (loss)	(139,521)
Net increase (decrease) in net assets resulting from operations	$(115,106)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statements of Changes in Net Assets
for the period June 30, 2020 (inception date) through October 31, 2020 (Unaudited)
2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 24,415
Net realized gain (loss)	17,419
Net change in unrealized appreciation (depreciation)	(156,940)
Net increase (decrease) in net assets resulting from operations	(115,106)
Distributions to shareholders:
Class A	(13,526)
Class I	(4,524)
Class R3	(20)
SIMPLE Class	(25)
Total distributions to shareholders	(18,095)
Capital share transactions:
Net proceeds from sales of shares	13,954,988
Net asset value of shares issued to shareholder in reinvestment of distributions	13,509
Cost of shares redeemed	(458,286)
Increase (decrease) in net assets derived from capital share transactions	13,510,211
Net increase (decrease) in net assets	13,377,010
Net Assets
Beginning of period	—
End of period	$13,377,010
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	MainStay Conservative ETF Allocation Fund

Financial Highlights selected per share data and ratios
June 30, 2020^ through October 31,
Class A	2020*
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	0.03
Net realized and unrealized gain (loss) on investments	0.16(b)
Total from investment operations	0.19
Less distributions:
From net investment income	(0.02)
Net asset value at end of period	$ 10.17
Total investment return (c)	1.87%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.82%
Net expenses†† (d)	0.80%
Expenses (before waiver/reimbursement)†† (d)	2.29%
Portfolio turnover rate	10%
Net assets at end of period (in 000’s)	$ 11,134

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund's net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund's investments.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

June 30, 2020^ through October 31,
Class C	2020*
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	0.01
Net realized and unrealized gain (loss) on investments	0.15(b)
Total from investment operations	0.16
Net asset value at end of period	$ 10.16
Total investment return (c)	1.60%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.22%
Net expenses†† (d)	1.55%
Expenses (before waiver/reimbursement)†† (d)	3.29%
Portfolio turnover rate	10%
Net assets at end of period (in 000’s)	$ 235

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund's net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund's investments.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
June 30, 2020^ through October 31,
Class I	2020*
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	0.04
Net realized and unrealized gain (loss) on investments	0.16(b)
Total from investment operations	0.20
Less distributions:
From net investment income	(0.02)
Net asset value at end of period	$ 10.18
Total investment return (c)	2.03%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	1.28%
Net expenses†† (d)	0.55%
Expenses (before waiver/reimbursement)†† (d)	2.85%
Portfolio turnover rate	10%
Net assets at end of period (in 000’s)	$ 1,959

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund's net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund's investments.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

June 30, 2020^ through October 31,
Class R3	2020*
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	0.02
Net realized and unrealized gain (loss) on investments	0.16(b)
Total from investment operations	0.18
Less distributions:
From net investment income	(0.01)
Net asset value at end of period	$ 10.17
Total investment return (c)	1.78%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.68%
Net expenses†† (d)	1.15%
Expenses (before waiver/reimbursement)†† (d)	3.45%
Portfolio turnover rate	10%
Net assets at end of period (in 000’s)	$ 25

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund's net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund's investments.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	MainStay Conservative ETF Allocation Fund

Financial Highlights selected per share data and ratios
August 31, 2020^ through October 31,
SIMPLE Class	2020*
Net asset value at beginning of period	$ 10.46
Net investment income (loss) (a)	0.02
Net realized and unrealized gain (loss) on investments	(0.30)
Total from investment operations	(0.28)
Less distributions:
From net investment income	(0.01)
Net asset value at end of period	$ 10.17
Total investment return (b)	(2.67)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	1.05%
Net expenses†† (c)	1.05%
Expenses (before waiver/reimbursement)†† (c)	2.30%
Portfolio turnover rate	10%
Net assets at end of period (in 000’s)	$ 24

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Moderate ETF Allocation Fund
Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended October 31, 2020
Class	Sales Charge		Inception Date	Since Inception	Gross Expense Ratio[1]
Class A Shares	Maximum 3% Initial Sales Charge	With sales charges	6/30/2020	-0.09%	1.33%
		Excluding sales charges		3.00	1.33
Class C Shares	Maximum 1% CDSC	With sales charges	6/30/2020	1.80	2.08
		Excluding sales charges		2.80	2.08
Class I Shares	No Sales Charge		6/30/2020	3.10	1.08
Class R3 Shares	No Sales Charge		6/30/2020	2.90	1.68
SIMPLE Class Shares	No Sales Charge		8/31/2020	-3.38	1.58

1.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus and may differ from other expense ratios disclosed in this report.

32	MainStay Moderate ETF Allocation Fund

Benchmark Performance	Since Inception
S&P 500® Index[1]	6.03%
MSCI EAFE® Index[2]	0.61
Bloomberg Barclays U.S. Aggregate Bond Index[3]	0.17
Moderate Allocation Composite Index[4]	2.95
Morningstar Allocation - 50% to 70% Equity Category Average[5]	3.53

1.	The S&P 500® Index is the Fund's primary broad-based securities market index for comparison purposes. “S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
2.	The MSCI EAFE® Index is the Fund's secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
3.	The Fund has selected the Bloomberg Barclays U.S. Aggregate Bond Index as an additional benchmark. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasurys, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
4.	The Fund has selected the Moderate Allocation Composite Index as an additional benchmark. The Moderate Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Bloomberg Barclays U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
5.	The Morningstar Allocation – 50% to 70% Equity Category Average is representative of funds that seek to provide both income and capital appreciation by investing in multiple asset classes, including stocks, bonds, and cash. These portfolios are dominated by domestic holdings and have equity exposures between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Cost in Dollars of a $1,000 Investment in MainStay Moderate ETF Allocation Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the period June 30, 2020, (the inception date of the Fund) to October 31, 2020, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made on June 30, 2020 and held for the entire period from June 30, 2020, to October 31, 2020.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the period ended October 31, 2020. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 6/30/20[1]	Ending Account Value (Based on Actual Returns and Expenses) 10/31/20	Expenses Paid During Period[2]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 10/31/20[3]	Expenses Paid During Period[2,3]	Net Expense Ratio During Period[4]
Class A Shares	$1,000.00	$1,030.00	$2.74	$1,014.15	$2.71	0.80%
Class C Shares	$1,000.00	$1,028.00	$5.30	$1,011.63	$5.25	1.55%
Class I Shares	$1,000.00	$1,031.00	$1.88	$1,015.00	$1.87	0.55%
Class R3 Shares	$1,000.00	$1,029.00	$3.93	$1,012.97	$3.90	1.15%
SIMPLE Class Shares [5]	$1,000.00	$ 966.20	$1.73	$1,006.60	$1.76	1.05%

1.	The inception date of the Fund.
2.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 365 and multiplied by 123 (to reflect the since-inception period) and 61 days for SIMPLE Class (to reflect the since-inception period). The table above represents the actual expenses incurred during the period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
3.	Expenses paid during the period reflect ongoing costs for the period from inception through October 31, 2020. Had these shares been offered for the full six-month period ended October 31, 2020, and had the Fund provided a hypothetical 5% annualized return, expenses paid during the period would have been $4.08 for Class A shares, $7.88 for Class C shares, $2.80 for Class I shares, $5.85 for Class R3 shares and $5.35 for SIMPLE Class shares. The ending account values would have been $1,021.17 for Class A shares, $1,017.39 for Class C shares, $1,022.43 for Class I shares, $1,019.41 for Class R3 shares and $1,019.91 for SIMPLE Class shares.
4.	Expenses are equal to the Fund's annualized expense ratio to reflect the period.
5.	The inception date was August 31, 2020.
34	MainStay Moderate ETF Allocation Fund

Asset Diversification as of October 31, 2020 (Unaudited)
Equity Funds	58.1%
Fixed Income Funds	40.7
Other Assets, Less Liabilities	1.2
See Portfolio of Investments beginning on page 39 for specific holdings within these categories. The Fund’s holdings are subject to change.

Portfolio Management Discussion and Analysis (Unaudited)
Questions answered by portfolio managers Jae S. Yoon, CFA, Jonathan Swaney, Poul Kristensen, CFA, and Amit Soni, CFA, of New York Life Investment Management LLC, the Fund’s Manager.
How did MainStay Moderate ETF Allocation Fund perform relative to its benchmarks and peer group during the reporting period from its inception on June 30, 2020 through October 31, 2020?
From June 30, 2020 through October 31, 2020, Class I shares of MainStay Moderate ETF Allocation Fund returned 3.10%, underperforming the 6.03% return of the Fund’s primary benchmark, the S&P 500® Index, and outperforming the 0.61% return of the MSCI EAFE® Index, which is the Fund’s secondary benchmark. Over the same period, Class I shares of the Fund outperformed the 0.17% return of the Bloomberg Barclays U.S. Aggregate Bond Index, and the 2.95% return of the Moderate Allocation Composite Index, both of which are additional benchmarks of the Fund. From June 30, 2020 through October 31, 2020, Class I shares underperformed the 3.53% return of the Morningstar Allocation—50% to 70% Equity Category Average.1
What factors affected the Fund’s relative performance during the reporting period?
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in unaffiliated passively-managed exchange-traded funds (“Underlying ETFs”). The Underlying ETFs may invest in U.S. equities, international equities and fixed-income instruments, making comparisons to any single index generally less suitable than a weighted combination of indices, which is a more useful yardstick by which to measure performance.
During the reporting period, asset class policy was the primary determinant of the Fund’s relative performance. While the details are discussed below, in essence the Fund maintained a modest “risk-off” posture only to see risk assets perform quite well. We believed that market pricing had gotten ahead of improvements in actual operating conditions.
Also noteworthy was the Fund’s exposure to investment-grade bonds. This was achieved through vehicles that track the Barclays Aggregate Bond Index, which is comprised primarily of very high-quality government and agency debt. However, corporate debt and asset-backed securities, which are considered investment-grade issues of lesser credit quality than government and agency bonds, generally outperformed government and agency debt during the summer months. This factor detracted from the Fund’s relative performance.
How did you allocate the Fund’s assets during the reporting period and why?
Allocations shifted frequently at the margin, but remained broadly stable throughout the reporting period. Our general theme was one of risk aversion. The pandemic-induced lockdowns implemented over the spring months of 2020 had a profound impact on economic activity and corporate profitability. Fiscal support from the CARES Act and accommodative monetary policy helped businesses bridge the gap to reopenings in May and June. Given these conditions, we were not surprised that markets bounced off their March lows; however, we were surprised by the extent of the recovery rally. By the time the Fund was launched at the end of June, U.S. stocks had already climbed some 40% from their lows. We believed that the rally was overextended with pricing not accurately reflecting the still-difficult operating conditions that businesses faced. Accordingly, we positioned the Fund to lean away from equities broadly over the summer months. Spells of weakness late in the reporting period provided opportunities to add a bit more equity exposure back into the portfolio, moving allocations closer to neutral.
Positioning within asset classes had greater effect on the Fund’s performance than management of the overall stock/bond blend. A few positions stood out, all of which detracted from the Fund’s relative returns. The most notable was a preference for value over growth. This stance was predicated on our belief that those two equity classifications may have been mispriced relative to one another. Specifically, we thought growth-oriented issues looked relatively expensive after three years of strong returns, and were concerned that growing regulatory oversight of the information technology sector could lead to earnings disappointment in the future. However, the work-from-home, play-at-home culture that came with mandated lockdowns proved a boon for many growth funds. Another position was the Fund’s decisive tilt toward large-cap stocks over stocks of smaller firms. We expected smaller businesses—many of which lacked a substantial balance sheet to fall back on, were more vulnerable to credit pressures and suffered from weak profit margins even before the pandemic—would prove persistently vulnerable to the economic effects of the contagion. However, smaller companies outperformed larger cap names during the reporting period. Similarly, a modest tilt favoring developed international markets over emerging markets for many of these same reasons also backfired. Lastly, we decided to allocate only a relatively small percentage of the Fund’s capital to floating-rate loans, choosing

1.	See page 32 for other share class returns, which may be higher or lower than Class I share returns. See page 33 for more information on benchmark and peer group returns.
36	MainStay Moderate ETF Allocation Fund

instead to hold cash and higher-quality, longer-duration2 bonds—only to see investors flock to risk assets, squeezing credit spreads.3
How did the Fund’s allocations change over the course of the reporting period?
At the asset class level, allocations remained relatively stable. A few changes were made at the Underlying ETF level during the brief reporting period. Several small fixed-income positions were eliminated, including iShares 20+ Year Treasury Bond ETF, Vanguard Short-Term Bond ETF and Invesco Taxable Municipal Bond ETF. The Fund redirected those proceeds to its core bond holdings: iShares Core U.S. Aggregate Bond ETF and the Schwab Aggregate Bond ETF. Positions in Vanguard Small-Cap ETF and iShares Core S&P Small-Cap ETF were closed late in the reporting period with assets reallocated to Vanguard Mid-Cap ETF and Schwab U.S. Mid-Cap ETF in anticipation that smaller businesses could experience acute stress as the next wave of the pandemic takes hold and lockdowns are reimplemented. We also reduced the Fund’s position in iShares Core MSCI Emerging Markets ETF, shifting those assets to the iShares Core MSCI EAFE ETF with our expectation that developed markets are likely to enjoy a stronger growth surge once the world has turned the corner on the pandemic. We increased the size of the Fund’s position in Vanguard Mega Cap Value ETF in anticipation of an eventual cyclical recovery in which we believe beaten-down value stocks should benefit disproportionately. Finally, the Fund’s allocation to VanEck Vectors Gold Miners ETF was slightly increased in line with our expectation that continued aggressive monetary policy coupled with future fiscal stimulus could drive increasing demand for gold as a store of value.
During the reporting period, which Underlying Equity ETFs had the highest total returns and which Underlying Equity ETFs had the lowest total returns?
Of the Underlying Equity ETFs held for the full reporting period, the highest returns came from iShares Core MSCI Emerging Markets ETF and Vanguard Mid-Cap ETF. Underlying Equity ETFs experiencing the smallest gains (none posted losses) included iShares Core MSCI EAFE ETF and VanEck Vectors Gold Miners ETF.
Which Underlying Equity ETFs were the strongest contributors to the Fund’s performance and which Underlying Equity ETFs were particularly weak?
The Underlying Equity ETFs that made the largest positive contributions to performance included Vanguard Mega Cap ETF and Vanguard Mid-Cap ETF. (Contributions take weightings and total returns into account.) While no Underlying Equity ETFs posted losses, the smallest positive contributions came from VanEck Vectors Gold Miners ETF and Vanguard Mega Cap Value ETF.
During the reporting period, which Underlying Fixed-Income ETFs had the highest total returns and which Underlying Fixed-Income ETFs had the lowest total returns?
The Underlying Fixed-Income ETFs with the highest total returns included iShares Broad USD High Yield Corporate Bond ETF and iShares 0-5 Year High Yield Corporate Bond ETF. The Underlying Fixed-Income ETFs with the lowest total returns included Schwab U.S. Aggregate Bond ETF and the iShares Core U.S. Aggregate Bond ETF.
Which Underlying Fixed-Income ETFs were the strongest contributors to the Fund’s performance and which Underlying Fixed-Income ETFs were particularly weak?
Among the Underlying Fixed-Income ETFs making the strongest positive contributions to the Fund’s returns were iShares 0-5 Year High Yield Corporate Bond ETF and iShares Broad USD High Yield Corporate Bond ETF. The Underlying Fixed-Income ETFs that most significantly detracted from performance included Schwab U.S. Aggregate Bond ETF and iShares Core U.S. Aggregate Bond ETF.
How was the Fund positioned at the end of the reporting period?
With the election looming, fiscal support on hold and the rate of new COVID-19 infections accelerating, the Fund maintained a modestly defensive posture as the reporting period wound down. As of October 31, 2020, the Fund held slightly underweight exposure to equities, leaned toward large-cap stocks over smaller companies, tilted to favor developed markets over emerging markets, shied away from bank loans, and held a small position in gold miners. We anticipate material volatility over the next few
2.	Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.
3.	The terms “spread” and “yield spread” may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.

months and plan to avail ourselves of opportunities to position the Fund more aggressively into both stocks and credit. Should another fiscal support package come into sight and a clear timeline for the distribution of an effective vaccine emerge, we anticipate rotating some of the Fund’s assets into Underlying ETFs focused on smaller and more cyclical names.
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.
38	MainStay Moderate ETF Allocation Fund

Portfolio of Investments October 31, 2020 (Unaudited)
	Shares	Value
Investment Companies 98.8%†
Equity Funds 58.1%
iShares Core MSCI EAFE ETF	61,658	$ 3,586,029
iShares Core MSCI Emerging Markets ETF	2,258	120,735
Schwab U.S. Mid-Cap ETF	13,971	784,751
Schwab U.S. Small-Cap ETF	2,031	141,805
VanEck Vectors Gold Miners ETF	10,273	385,135
Vanguard Mega Cap ETF	58,716	6,823,974
Vanguard Mega Cap Value ETF	13,492	1,008,392
Vanguard Mid-Cap ETF	9,729	1,713,666
Total Equity Funds (Cost $14,756,312)		14,564,487
Fixed Income Funds 40.7%
Invesco Senior Loan ETF	5,764	123,926
iShares 0-5 Year High Yield Corporate Bond ETF	25,404	1,115,236
iShares Broad USD High Yield Corporate Bond ETF	6,267	247,672
iShares Core U.S. Aggregate Bond ETF	37,262	4,367,106
Schwab U.S. Aggregate Bond ETF	78,485	4,366,120
Total Fixed Income Funds (Cost $10,319,648)		10,220,060
Total Investment Companies (Cost $25,075,960)	98.8%	24,784,547
Other Assets, Less Liabilities	1.2	313,376
Net Assets	100.0%	$25,097,923

†	Percentages indicated are based on Fund net assets.

The following abbreviations are used in the preceding pages:
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of October 31, 2020, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$14,564,487	$—	$—	$14,564,487
Fixed Income Funds	10,220,060	—	—	10,220,060
Total Investments in Securities	$24,784,547	$—	$—	$24,784,547

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities as of October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (identified cost $25,075,960)	$24,784,547
Cash	240,385
Receivables:
Fund shares sold	177,823
Manager (See Note 3)	5,950
Other assets	56,611
Total assets	25,265,316
Liabilities
Payables:
Investment securities purchased	133,605
Fund shares redeemed	8,316
Transfer agent (See Note 3)	8,290
Professional fees	7,550
NYLIFE Distributors (See Note 3)	4,254
Shareholder communication	1,451
Trustees	192
Accrued expenses	3,735
Total liabilities	167,393
Net assets	$25,097,923
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$ 2,437
Additional paid-in-capital	25,329,102
25,331,539
Total distributable earnings (loss)	(233,616)
Net assets	$25,097,923
Class A
Net assets applicable to outstanding shares	$22,822,297
Shares of beneficial interest outstanding	2,216,066
Net asset value per share outstanding	$ 10.30
Maximum sales charge (3.00% of offering price)	0.32
Maximum offering price per share outstanding	$ 10.62
Class C
Net assets applicable to outstanding shares	$ 194,789
Shares of beneficial interest outstanding	18,946
Net asset value and offering price per share outstanding	$ 10.28
Class I
Net assets applicable to outstanding shares	$ 1,995,928
Shares of beneficial interest outstanding	193,547
Net asset value and offering price per share outstanding	$ 10.31
Class R3
Net assets applicable to outstanding shares	$ 41,486
Shares of beneficial interest outstanding	4,031
Net asset value and offering price per share outstanding	$ 10.29
SIMPLE Class
Net assets applicable to outstanding shares	$ 43,423
Shares of beneficial interest outstanding	4,218
Net asset value and offering price per share outstanding (a)	$ 10.30

(a)	The difference between the recalculated and stated NAV was caused by rounding.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
40	MainStay Moderate ETF Allocation Fund

Statement of Operations for the period June 30, 2020 (inception date) through October 31, 2020 (Unaudited)
Investment Income (Loss)
Income
Dividends	$ 66,477
Expenses
Offering (See Note 2)	26,672
Registration	11,708
Distribution/Service—Class A (See Note 3)	10,316
Distribution/Service—Class C (See Note 3)	341
Distribution/Service—Class R3 (See Note 3)	50
Distribution/Service—SIMPLE Class (See Note 3)	22
Manager (See Note 3)	9,707
Transfer agent (See Note 3)	9,707
Professional fees	7,599
Shareholder communication	1,450
Custodian	881
Trustees	228
Shareholder service (See Note 3)	10
Miscellaneous	394
Total expenses before waiver/reimbursement	79,085
Expense waiver/reimbursement from Manager (See Note 3)	(41,661)
Net expenses	37,424
Net investment income (loss)	29,053
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	28,744
Net change in unrealized appreciation (depreciation) on investments	(291,413)
Net realized and unrealized gain (loss)	(262,669)
Net increase (decrease) in net assets resulting from operations	$(233,616)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statements of Changes in Net Assets
for the period June 30, 2020 (inception date) through October 31, 2020 (Unaudited)
2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 29,053
Net realized gain (loss)	28,744
Net change in unrealized appreciation (depreciation)	(291,413)
Net increase (decrease) in net assets resulting from operations	(233,616)
Capital share transactions:
Net proceeds from sales of shares	26,304,129
Cost of shares redeemed	(972,590)
Increase (decrease) in net assets derived from capital share transactions	25,331,539
Net increase (decrease) in net assets	25,097,923
Net Assets
Beginning of period	—
End of period	$25,097,923
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
42	MainStay Moderate ETF Allocation Fund

Financial Highlights selected per share data and ratios
June 30, 2020^ through October 31,
Class A	2020*
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	0.02
Net realized and unrealized gain (loss) on investments	0.28(b)
Total from investment operations	0.30
Net asset value at end of period	$ 10.30
Total investment return (c)	3.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.57%
Net expenses†† (d)	0.80%
Expenses (before waiver/reimbursement)†† (d)	1.59%
Portfolio turnover rate	11%
Net assets at end of period (in 000’s)	$ 22,822

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund's net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund's investments.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

June 30, 2020^ through October 31,
Class C	2020*
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	(0.01)
Net realized and unrealized gain (loss) on investments	0.29(b)
Total from investment operations	0.28
Net asset value at end of period	$ 10.28
Total investment return (c)	2.80%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	(0.39)%
Net expenses†† (d)	1.55%
Expenses (before waiver/reimbursement)†† (d)	2.46%
Portfolio turnover rate	11%
Net assets at end of period (in 000’s)	$ 195

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund's net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund's investments.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
June 30, 2020^ through October 31,
Class I	2020*
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	0.03
Net realized and unrealized gain (loss) on investments	0.28(b)
Total from investment operations	0.31
Net asset value at end of period	$ 10.31
Total investment return (c)	3.10%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.84%
Net expenses†† (d)	0.55%
Expenses (before waiver/reimbursement)†† (d)	1.82%
Portfolio turnover rate	11%
Net assets at end of period (in 000’s)	$ 1,996

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund's net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund's investments.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

June 30, 2020^ through October 31,
Class R3	2020*
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	0.00‡
Net realized and unrealized gain (loss) on investments	0.29(b)
Total from investment operations	0.29
Net asset value at end of period	$ 10.29
Total investment return (c)	2.90%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.08%
Net expenses†† (d)	1.15%
Expenses (before waiver/reimbursement)†† (d)	2.33%
Portfolio turnover rate	11%
Net assets at end of period (in 000’s)	$ 41

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund's net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund's investments.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
44	MainStay Moderate ETF Allocation Fund

Financial Highlights selected per share data and ratios
August 31, 2020^ through October 31,
SIMPLE Class	2020*
Net asset value at beginning of period	$ 10.66
Net investment income (loss) (a)	0.01
Net realized and unrealized gain (loss) on investments	(0.37)
Total from investment operations	(0.36)
Net asset value at end of period	$ 10.30
Total investment return (b)	(3.38)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.74%
Net expenses†† (c)	1.05%
Expenses (before waiver/reimbursement)†† (c)	1.64%
Portfolio turnover rate	11%
Net assets at end of period (in 000’s)	$ 43

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Growth ETF Allocation Fund
Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended October 31, 2020
Class	Sales Charge		Inception Date	Since Inception	Gross Expense Ratio[1]
Class A Shares	Maximum 3% Initial Sales Charge	With sales charges	6/30/2020	1.17%	1.35%
		Excluding sales charges		4.30	1.35
Class C Shares	Maximum 1% CDSC	With sales charges	6/30/2020	3.00	2.10
		Excluding sales charges		4.00	2.10
Class I Shares	No Sales Charge		6/30/2020	4.40	1.10
Class R3 Shares	No Sales Charge		6/30/2020	4.10	1.70
SIMPLE Class Shares	No Sales Charge		8/31/2020	-4.05	1.60

1.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus and may differ from other expense ratios disclosed in this report.

46	MainStay Growth ETF Allocation Fund

Benchmark Performance	Since Inception
S&P 500® Index[1]	6.03%
MSCI EAFE® Index[2]	0.61
Bloomberg Barclays U.S. Aggregate Bond Index[3]	0.17
Growth Allocation Composite Index[4]	3.82
Morningstar Allocation - 70% to 85% Equity Category Average[5]	4.13

1.	The S&P 500® Index is the Fund's primary broad-based securities market index for comparison purposes. “S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
2.	The MSCI EAFE® Index is the Fund's secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
3.	The Fund has selected the Bloomberg Barclays U.S. Aggregate Bond Index as an additional benchmark. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasurys, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
4.	The Fund has selected the Growth Allocation Composite Index as an additional benchmark. The Growth Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE®Index and the Bloomberg Barclays U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
5.	The Morningstar Allocation – 70% to 85% Equity Category Average is representative of funds that seek to provide both income and capital appreciation by investing in multiple asset classes, including stocks, bonds, and cash. These portfolios are dominated by domestic holdings and have equity exposures between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Cost in Dollars of a $1,000 Investment in MainStay Growth ETF Allocation Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the period June 30, 2020, (the inception date of the Fund) to October 31, 2020, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made on June 30, 2020 and held for the entire period from June 30, 2020, to October 31, 2020.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the period ended October 31, 2020. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 6/30/20[1]	Ending Account Value (Based on Actual Returns and Expenses) 10/31/20	Expenses Paid During Period[2]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 10/31/20[3]	Expenses Paid During Period[2,3]	Net Expense Ratio During Period[4]
Class A Shares	$1,000.00	$1,043.00	$2.75	$1,014.15	$2.71	0.80%
Class C Shares	$1,000.00	$1,040.00	$5.33	$1,011.63	$5.25	1.55%
Class I Shares	$1,000.00	$1,044.00	$1.89	$1,015.00	$1.87	0.55%
Class R3 Shares	$1,000.00	$1,042.00	$3.96	$1,012.97	$3.90	1.15%
SIMPLE Class Shares [5]	$1,000.00	$ 959.50	$1.72	$1,006.60	$1.76	1.05%

1.	The inception date of the Fund.
2.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 365 and multiplied by 123 (to reflect the since-inception period) and 61 days for SIMPLE Class (to reflect the since-inception period). The table above represents the actual expenses incurred during the period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
3.	Expenses paid during the period reflect ongoing costs for the period from inception through October 31, 2020. Had these shares been offered for the full six-month period ended October 31, 2020, and had the Fund provided a hypothetical 5% annualized return, expenses paid during the period would have been $4.08 for Class A shares, $7.88 for Class C shares, $2.80 for Class I shares, $5.85 for Class R3 shares and $5.35 for SIMPLE Class shares. The ending account values would have been $1,021.17 for Class A shares, $1,017.39 for Class C shares, $1,022.43 for Class I shares, $1,019.41 for Class R3 shares and $1,019.91 for SIMPLE Class shares.
4.	Expenses are equal to the Fund's annualized expense ratio to reflect the period.
5.	The inception date was August 31, 2020.
48	MainStay Growth ETF Allocation Fund

Asset Diversification as of October 31, 2020 (Unaudited)
Equity Funds	77.9%
Fixed Income Funds	20.9
Other Assets, Less Liabilities	1.2
See Portfolio of Investments beginning on page 52 for specific holdings within these categories. The Fund’s holdings are subject to change.

Portfolio Management Discussion and Analysis (Unaudited)
Questions answered by portfolio managers Jae S. Yoon, CFA, Jonathan Swaney, Poul Kristensen, CFA, and Amit Soni, CFA, of New York Life Investment Management LLC, the Fund’s Manager.
How did MainStay Growth ETF Allocation Fund perform relative to its benchmarks and peer group during the reporting period from its inception on June 30, 2020 through October 31, 2020?
From June 30, 2020 through October 31, 2020, Class I shares of MainStay Growth ETF Allocation Fund returned 4.40%, underperforming the 6.03% return of the Fund’s primary benchmark, the S&P 500® Index, and outperforming the 0.61% return of the MSCI EAFE® Index, which is the Fund’s secondary benchmark. Over the same period, Class I shares of the Fund outperformed the 0.17% return of the Bloomberg Barclays U.S. Aggregate Bond Index, and the 3.82% return of the Growth Allocation Composite Index, both of which are additional benchmarks of the Fund. From June 30, 2020 through October 31, 2020, Class I shares outperformed the 4.13% return of the Morningstar Allocation—70% to 85% Equity Category Average.1
What factors affected the Fund’s relative performance during the reporting period?
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in unaffiliated passively-managed exchange-traded funds (“Underlying ETFs”). The Underlying ETFs may invest in U.S. equities, international equities and fixed-income instruments, making comparisons to any single index generally less suitable than a weighted combination of indices, which is a more useful yardstick by which to measure performance.
During the reporting period, asset class policy was the primary determinant of the Fund’s relative performance. While the details are discussed below, in essence the Fund maintained a modest “risk-off” posture only to see risk assets perform quite well. We believed that market pricing had gotten ahead of improvements in actual operating conditions.
How did you allocate the Fund’s assets during the reporting period and why?
Allocations shifted frequently at the margin, but remained broadly stable throughout the reporting period. Our general theme was one of risk aversion. The pandemic-induced lockdowns implemented over the spring months of 2020 had a profound impact on economic activity and corporate profitability. Fiscal support from the CARES Act and accommodative monetary policy helped businesses bridge the gap to reopenings in May and June. Given these conditions, we were not surprised that markets bounced off their March lows; however, we were surprised by the extent of the recovery rally. By the time the Fund was launched at the end of June, U.S. stocks had already climbed some 40% from their lows. We believed that the rally was overextended with pricing not accurately reflecting the still-difficult operating conditions that businesses faced. Accordingly, we positioned the Fund to lean away from equities broadly over the summer months. Spells of weakness late in the reporting period provided opportunities to add a bit more equity exposure back into the portfolio, moving allocations closer to neutral.
Positioning within asset classes had greater effect on the Fund’s performance than management of the overall stock/bond blend. A few positions stood out, all of which detracted from the Fund’s relative returns. The most notable was a preference for value over growth. This stance was predicated on our belief that those two equity classifications may have been mispriced relative to one another. Specifically, we thought growth-oriented issues looked relatively expensive after three years of strong returns, and were concerned that growing regulatory oversight of the information technology sector could lead to earnings disappointment in the future. However, the work-from-home, play-at-home culture that came with mandated lockdowns proved a boon for many growth funds. Another position was the Fund’s decisive tilt toward large-cap stocks over stocks of smaller firms. We expected smaller businesses—many of which lacked a substantial balance sheet to fall back on, were more vulnerable to credit pressures and suffered from weak profit margins even before the pandemic—would prove persistently vulnerable to the economic effects of the contagion. However, smaller companies outperformed larger cap names during the reporting period. Similarly, a modest tilt favoring developed international markets over emerging markets for many of these same reasons also backfired. Lastly, we decided to allocate only a relatively small percentage of the Fund’s capital to floating-rate loans, choosing instead to hold cash and higher-quality, longer-duration2 bonds—only to see investors flock to risk assets, squeezing credit spreads.3
How did the Fund’s allocations change over the course of the reporting period?
At the asset class level, allocations remained relatively stable. A few changes were made at the Underlying ETF level during the brief reporting period. Several small fixed-income positions were eliminated, including iShares 20+ Year Treasury Bond ETF, Vanguard Short-Term Bond ETF and Invesco Taxable Municipal Bond ETF. The Fund redirected those proceeds to its core bond holdings: iShares Core U.S. Aggregate Bond ETF and the Schwab Aggregate Bond ETF. Positions in Vanguard Small-Cap ETF and

1.	See page 46 for other share class returns, which may be higher or lower than Class I share returns. See page 47 for more information on benchmark and peer group returns.
2.	Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.
3.	The terms “spread” and “yield spread” may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.
50	MainStay Growth ETF Allocation Fund

iShares Core S&P Small-Cap ETF were reduced late in the reporting period with assets reallocated to Vanguard Mid-Cap ETF and Schwab U.S. Mid-Cap ETF in anticipation that smaller businesses could experience acute stress as the next wave of the pandemic takes hold and lockdowns are reimplemented. We also reduced the Fund’s position in iShares Core MSCI Emerging Markets ETF, shifting those assets to the iShares Core MSCI EAFE ETF with our expectation that developed markets are likely to enjoy a stronger growth surge once the world has turned the corner on the pandemic. We increased the size of the Fund’s position in Vanguard Mega Cap Value ETF in anticipation of an eventual cyclical recovery in which we believe beaten-down value stocks should benefit disproportionately. Finally, the Fund’s allocation to VanEck Vectors Gold Miners ETF was slightly increased in line with our expectation that continued aggressive monetary policy coupled with future fiscal stimulus could drive increasing demand for gold as a store of value.
During the reporting period, which Underlying Equity ETFs had the highest total returns and which Underlying Equity ETFs had the lowest total returns?
Of the Underlying Equity ETFs held for the full reporting period, the highest returns came from iShares Core MSCI Emerging Markets ETF and Vanguard Small-Cap ETF. Underlying Equity ETFs experiencing the smallest gains (none posted losses) included iShares Core MSCI EAFE ETF and VanEck Vectors Gold Miners ETF.
Which Underlying Equity ETFs were the strongest contributors to the Fund’s performance and which Underlying Equity ETFs were particularly weak?
The Underlying Equity ETFs that made the largest positive contributions to performance included Vanguard Mega Cap ETF and Vanguard Mid-Cap ETF. (Contributions take weightings and total returns into account.) While no Underlying Equity ETFs posted losses, the smallest positive contributions came from VanEck Vectors Gold Miners ETF and Vanguard Mega Cap Value ETF.
During the reporting period, which Underlying Fixed-Income ETFs had the highest total returns and which Underlying Fixed-Income ETFs had the lowest total returns?
The Underlying Fixed-Income ETFs with the highest total returns included iShares Broad USD High Yield Corporate Bond ETF and iShares 0-5 Year High Yield Corporate Bond ETF. The Underlying Fixed-Income ETFs with the lowest total returns included Schwab U.S. Aggregate Bond ETF and the iShares Core U.S. Aggregate Bond ETF.
Which Underlying Fixed-Income ETFs were the strongest contributors to the Fund’s performance and which Underlying Fixed-Income ETFs were particularly weak?
Among the Underlying Fixed-Income ETFs making the strongest positive contributions to the Fund’s returns were iShares 0-5 Year High Yield Corporate Bond ETF and iShares Broad USD High Yield Corporate Bond ETF. The Underlying Fixed-Income ETFs that most significantly detracted from performance included Schwab U.S. Aggregate Bond ETF and iShares Core U.S. Aggregate Bond ETF.
How was the Fund positioned at the end of the reporting period?
With the election looming, fiscal support on hold and the rate of new COVID-19 infections accelerating, the Fund maintained a modestly defensive posture as the reporting period wound down. As of October 31, 2020, the Fund held slightly underweight exposure to equities, leaned toward large-cap stocks over smaller companies, tilted to favor developed markets over emerging markets, shied away from bank loans, and held a small position in gold miners. We anticipate material volatility over the next few months and plan to avail ourselves of opportunities to position the Fund more aggressively into both stocks and credit. Should another fiscal support package come into sight and a clear timeline for the distribution of an effective vaccine emerge, we anticipate rotating some of the Fund’s assets into Underlying ETFs focused on smaller and more cyclical names.
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Portfolio of Investments October 31, 2020 (Unaudited)
	Shares	Value
Investment Companies 98.8%†
Equity Funds 77.9%
iShares Core MSCI EAFE ETF	38,101	$ 2,215,954
iShares Core MSCI Emerging Markets ETF	3,378	180,622
iShares Core S&P Small-Cap ETF	2,411	173,640
Schwab U.S. Mid-Cap ETF	9,945	558,611
Schwab U.S. Small-Cap ETF	6,401	446,918
VanEck Vectors Gold Miners ETF	4,935	185,013
Vanguard Mega Cap ETF	33,229	3,861,875
Vanguard Mega Cap Value ETF	6,446	481,774
Vanguard Mid-Cap ETF	6,980	1,229,457
Vanguard Small-Cap ETF	212	33,307
Total Equity Funds (Cost $9,370,653)		9,367,171
Fixed Income Funds 20.9%
Invesco Senior Loan ETF	2,768	59,512
iShares 0-5 Year High Yield Corporate Bond ETF	12,353	542,297
iShares Broad USD High Yield Corporate Bond ETF	3,053	120,654
iShares Core U.S. Aggregate Bond ETF	7,677	899,744
Schwab U.S. Aggregate Bond ETF	16,168	899,426
Total Fixed Income Funds (Cost $2,537,813)		2,521,633
Total Investment Companies (Cost $11,908,466)	98.8%	11,888,804
Other Assets, Less Liabilities	1.2	139,100
Net Assets	100.0%	$12,027,904

†	Percentages indicated are based on Fund net assets.

The following abbreviations are used in the preceding pages:
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
52	MainStay Growth ETF Allocation Fund

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 9,367,171	$—	$—	$ 9,367,171
Fixed Income Funds	2,521,633	—	—	2,521,633
Total Investments in Securities	$11,888,804	$—	$—	$11,888,804

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities as of October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (identified cost $11,908,466)	$11,888,804
Cash	269,099
Receivables:
Fund shares sold	49,048
Manager (See Note 3)	8,898
Other assets	54,661
Total assets	12,270,510
Liabilities
Payables:
Investment securities purchased	206,722
Fund shares redeemed	17,256
Professional fees	7,562
Transfer agent (See Note 3)	4,125
NYLIFE Distributors (See Note 3)	2,064
Shareholder communication	1,447
Trustees	201
Accrued expenses	3,229
Total liabilities	242,606
Net assets	$12,027,904
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$ 1,153
Additional paid-in-capital	12,021,677
12,022,830
Total distributable earnings (loss)	5,074
Net assets	$12,027,904
Class A
Net assets applicable to outstanding shares	$9,785,815
Shares of beneficial interest outstanding	938,249
Net asset value per share outstanding	$ 10.43
Maximum sales charge (3.00% of offering price)	0.32
Maximum offering price per share outstanding	$ 10.75
Class C
Net assets applicable to outstanding shares	$ 31,494
Shares of beneficial interest outstanding	3,027
Net asset value and offering price per share outstanding	$ 10.40
Class I
Net assets applicable to outstanding shares	$2,016,699
Shares of beneficial interest outstanding	193,175
Net asset value and offering price per share outstanding	$ 10.44
Class R3
Net assets applicable to outstanding shares	$ 128,057
Shares of beneficial interest outstanding	12,294
Net asset value and offering price per share outstanding	$ 10.42
SIMPLE Class
Net assets applicable to outstanding shares	$ 65,839
Shares of beneficial interest outstanding	6,319
Net asset value and offering price per share outstanding	$ 10.42

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
54	MainStay Growth ETF Allocation Fund

Statement of Operations for the period June 30, 2020 (inception date) through October 31, 2020 (Unaudited)
Investment Income (Loss)
Income
Dividends	$ 31,985
Expenses
Offering (See Note 2)	28,622
Registration	9,758
Professional fees	7,599
Manager (See Note 3)	5,334
Transfer agent (See Note 3)	5,334
Distribution/Service—Class A (See Note 3)	4,802
Distribution/Service—Class C (See Note 3)	99
Distribution/Service—Class R3 (See Note 3)	211
Distribution/Service—SIMPLE Class (See Note 3)	22
Shareholder communication	1,450
Custodian	881
Trustees	228
Shareholder service (See Note 3)	42
Miscellaneous	394
Total expenses before waiver/reimbursement	64,776
Expense waiver/reimbursement from Manager (See Note 3)	(44,934)
Net expenses	19,842
Net investment income (loss)	12,143
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	12,593
Net change in unrealized appreciation (depreciation) on investments	(19,662)
Net realized and unrealized gain (loss)	(7,069)
Net increase (decrease) in net assets resulting from operations	$ 5,074
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statements of Changes in Net Assets
for the period June 30, 2020 (inception date) through October 31, 2020 (Unaudited)
2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 12,143
Net realized gain (loss)	12,593
Net change in unrealized appreciation (depreciation)	(19,662)
Net increase (decrease) in net assets resulting from operations	5,074
Capital share transactions:
Net proceeds from sales of shares	12,609,413
Cost of shares redeemed	(586,583)
Increase (decrease) in net assets derived from capital share transactions	12,022,830
Net increase (decrease) in net assets	12,027,904
Net Assets
Beginning of period	—
End of period	$12,027,904
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
56	MainStay Growth ETF Allocation Fund

Financial Highlights selected per share data and ratios
June 30, 2020^ through October 31,
Class A	2020*
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	0.01
Net realized and unrealized gain (loss) on investments	0.42(b)
Total from investment operations	0.43
Net asset value at end of period	$ 10.43
Total investment return (c)	4.30%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.41%
Net expenses†† (d)	0.80%
Expenses (before waiver/reimbursement)†† (d)	2.35%
Portfolio turnover rate	15%
Net assets at end of period (in 000’s)	$ 9,786

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund's net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund's investments.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

June 30, 2020^ through October 31,
Class C	2020*
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	(0.01)
Net realized and unrealized gain (loss) on investments	0.41(b)
Total from investment operations	0.40
Net asset value at end of period	$ 10.40
Total investment return (c)	4.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	(0.36)%
Net expenses†† (d)	1.55%
Expenses (before waiver/reimbursement)†† (d)	3.54%
Portfolio turnover rate	15%
Net assets at end of period (in 000’s)	$ 31

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund's net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund's investments.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
June 30, 2020^ through October 31,
Class I	2020*
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	0.02
Net realized and unrealized gain (loss) on investments	0.42(b)
Total from investment operations	0.44
Net asset value at end of period	$ 10.44
Total investment return (c)	4.40%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.62%
Net expenses†† (d)	0.55%
Expenses (before waiver/reimbursement)†† (d)	2.61%
Portfolio turnover rate	15%
Net assets at end of period (in 000’s)	$ 2,017

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund's net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund's investments.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

June 30, 2020^ through October 31,
Class R3	2020*
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	(0.00)‡
Net realized and unrealized gain (loss) on investments	0.42(b)
Total from investment operations	0.42
Net asset value at end of period	$ 10.42
Total investment return(c) (d)	4.20%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	(0.03)%
Net expenses†† (e)	1.15%
Expenses (before waiver/reimbursement)†† (e)	3.05%
Portfolio turnover rate	15%
Net assets at end of period (in 000’s)	$ 128

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund's net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund's investments.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(e)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
58	MainStay Growth ETF Allocation Fund

Financial Highlights selected per share data and ratios
August 31, 2020^ through October 31,
SIMPLE Class	2020*
Net asset value at beginning of period	$ 10.86
Net investment income (loss) (a)	0.01
Net realized and unrealized gain (loss) on investments	(0.45)
Total from investment operations	(0.44)
Net asset value at end of period	$ 10.42
Total investment return (b)	(4.05)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.60%
Net expenses†† (c)	1.05%
Expenses (before waiver/reimbursement)†† (c)	2.31%
Portfolio turnover rate	15%
Net assets at end of period (in 000’s)	$ 66

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Equity ETF Allocation Fund
Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended October 31, 2020
Class	Sales Charge		Inception Date	Since Inception	Gross Expense Ratio[1]
Class A Shares	Maximum 3% Initial Sales Charge	With sales charges	6/30/2020	2.43%	1.33%
		Excluding sales charges		5.60	1.33
Class C Shares	Maximum 1% CDSC	With sales charges	6/30/2020	4.30	2.08
		Excluding sales charges		5.30	2.08
Class I Shares	No Sales Charge		6/30/2020	5.70	1.08
Class R3 Shares	No Sales Charge		6/30/2020	5.50	1.68
SIMPLE Class Shares	No Sales Charge		8/31/2020	-4.78	1.58

1.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus and may differ from other expense ratios disclosed in this report.

60	MainStay Equity ETF Allocation Fund

Benchmark Performance	Since Inception
S&P 500® Index[1]	6.03%
MSCI EAFE® Index[2]	0.61
Equity Allocation Composite Index[3]	4.67
Morningstar Allocation - 85%+ Equity Category Allocation[4]	5.04

1.	The S&P 500® Index is the Fund's primary broad-based securities market index for comparison purposes. “S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
2.	The MSCI EAFE® Index is the Fund's secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
3.	The Fund has selected the Equity Allocation Composite Index as an additional benchmark. The Equity Allocation Composite Index consists of the S&P 500® Index and the MSCI EAFE® Index weighted 75% and 25%, respectively. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
4.	The Morningstar Allocation – 85%+ Equity Category Average is representative of funds that seek to provide both income and capital appreciation by investing in multiple asset classes, including stocks, bonds, and cash. These portfolios are dominated by domestic holdings and have equity exposures of over 85%. These funds typically allocate at least 10% to equities of foreign companies and do not exclusively allocate between cash and equities. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Cost in Dollars of a $1,000 Investment in MainStay Equity ETF Allocation Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the period June 30, 2020, (the inception date of the Fund) to October 31, 2020, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made on June 30, 2020 and held for the entire period from June 30, 2020, to October 31, 2020.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the period ended October 31, 2020. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 6/30/20[1]	Ending Account Value (Based on Actual Returns and Expenses) 10/31/20	Expenses Paid During Period[2]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 10/31/20[3]	Expenses Paid During Period[2,3]	Net Expense Ratio During Period[4]
Class A Shares	$1,000.00	$1,056.00	$2.77	$1,014.15	$2.71	0.80%
Class C Shares	$1,000.00	$1,053.00	$5.36	$1,011.63	$5.25	1.55%
Class I Shares	$1,000.00	$1,057.00	$1.91	$1,015.00	$1.87	0.55%
Class R3 Shares	$1,000.00	$1,055.00	$3.98	$1,012.97	$3.90	1.15%
SIMPLE Class Shares [5]	$1,000.00	$ 952.20	$1.71	$1,006.60	$1.76	1.05%

1.	The inception date of the Fund.
2.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 365 and multiplied by 123 (to reflect the since-inception period) and 61 days for SIMPLE Class (to reflect the since-inception period). The table above represents the actual expenses incurred during the period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
3.	Expenses paid during the period reflect ongoing costs for the period from inception through October 31, 2020. Had these shares been offered for the full six-month period ended October 31, 2020, and had the Fund provided a hypothetical 5% annualized return, expenses paid during the period would have been $4.08 for Class A shares, $7.88 for Class C shares, $2.80 for Class I shares, $5.85 for Class R3 shares and $5.35 for SIMPLE Class shares. The ending account values would have been $1,021.17 for Class A shares, $1,017.39 for Class C shares, $1,022.43 for Class I shares, $1,019.41 for Class R3 shares and $1,019.91 for SIMPLE Class shares.
4.	Expenses are equal to the Fund's annualized expense ratio to reflect the period.
5.	The inception date was August 31, 2020.
62	MainStay Equity ETF Allocation Fund

Asset Diversification as of October 31, 2020 (Unaudited)
Equity Funds	95.7%
Other Assets, Less Liabilities	4.3
See Portfolio of Investments beginning on page 66 for specific holdings within these categories. The Fund’s holdings are subject to change.

Portfolio Management Discussion and Analysis (Unaudited)
Questions answered by portfolio managers Jae S. Yoon, CFA, Jonathan Swaney, Poul Kristensen, CFA, and Amit Soni, CFA, of New York Life Investment Management LLC, the Fund’s Manager.
How did MainStay Equity ETF Allocation Fund perform relative to its benchmarks and peer group during the reporting period from its inception on June 30, 2020 through October 31, 2020?
From June 30, 2020 through October 31, 2020, Class I shares of MainStay Equity ETF Allocation Fund returned 5.70%, underperforming the 6.03% return of the Fund’s primary benchmark, the S&P 500® Index, and outperforming the 0.61% return of the MSCI EAFE® Index, the Fund’s secondary benchmark. Over the same period, Class I shares of the Fund outperformed the 4.67% return of the Equity Allocation Composite Index, which is an additional benchmark of the Fund. From June 30, 2020 through October 31, 2020, Class I shares outperformed the 5.04% return of the Morningstar Allocation—85%+ Equity Category Average.1
What factors affected the Fund’s relative performance during the reporting period?
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in unaffiliated passively-managed exchange-traded funds (“Underlying ETFs”). The Underlying ETFs may invest in U.S. equities, international equities and fixed-income instruments, making comparisons to any single index generally less suitable than a weighted combination of indices, which is a more useful yardstick by which to measure performance.
During the reporting period, asset class policy was the primary determinant of the Fund’s relative performance. While the details are discussed below, in essence, the Fund maintained a modest “risk-off” posture only to see risk assets perform quite well. We believed that market pricing had gotten ahead of improvements in actual operating conditions.
How did you allocate the Fund’s assets during the reporting period and why?
Allocations shifted frequently at the margin, but remained broadly stable throughout the reporting period. Our general theme was one of risk aversion. The pandemic-induced lockdowns implemented over the spring months of 2020 had a profound impact on economic activity and corporate profitability. Fiscal support from the CARES Act and accommodative monetary policy helped businesses bridge the gap to reopenings in May and June. Given these conditions, we were not surprised that markets bounced off their March lows; however, we were surprised by the extent of the recovery rally. By the time the Fund was launched at the end of June, U.S. stocks had already climbed some 40% from their lows. We believed that the rally was overextended with pricing not accurately reflecting the still-difficult operating conditions that businesses faced. Accordingly, we positioned the Fund to lean away from equities broadly over the summer months.
Spells of weakness late in the reporting period provided opportunities to add a bit more equity exposure back into the portfolio, moving allocations closer to neutral.
Positioning within asset classes had greater effect on the Fund’s performance than management of the overall stock/bond blend. A few positions stood out, all of which detracted from the Fund’s relative returns. The most notable was a preference for value over growth. This stance was predicated on our belief that those two equity classifications may have been mispriced relative to one another. Specifically, we thought growth-oriented issues looked relatively expensive after three years of strong returns, and were concerned that growing regulatory oversight of the information technology sector could lead to earnings disappointment in the future. However, the work-from-home, play-at-home culture that came with mandated lockdowns proved a boon for many growth funds. Another position was the Fund’s decisive tilt toward large-cap stocks over stocks of smaller firms. We expected smaller businesses—many of which lacked a substantial balance sheet to fall back on, were more vulnerable to credit pressures and suffered from weak profit margins even before the pandemic—would prove persistently vulnerable to the economic effects of the contagion. However, smaller companies outperformed larger cap names during the reporting period. Similarly, a modest tilt favoring developed international markets over emerging markets for many of these same reasons also backfired.
How did the Fund’s allocations change over the course of the reporting period?
At the asset class level, allocations remained relatively stable. A few changes were made at the Underlying ETF level during the brief reporting period. Positions in Vanguard Small-Cap ETF and iShares Core S&P Small-Cap ETF were reduced late in the reporting period with assets reallocated to Vanguard Mid-Cap ETF and Schwab U.S. Mid-Cap ETF in anticipation that smaller businesses could experience acute stress as the next wave of the pandemic takes hold and lockdowns are reimplemented. We also reduced the Fund’s position in iShares Core MSCI Emerging Markets ETF, shifting those assets to the iShares Core MSCI EAFE ETF with our expectation that developed markets are likely to enjoy a stronger growth surge once the world has turned the corner on the pandemic. We increased the size of the Fund’s position in Vanguard Mega Cap Value ETF in anticipation of an eventual cyclical recovery in which we believe beaten-down value stocks should benefit disproportionately. Finally, the Fund’s allocation to VanEck Vectors Gold Miners ETF was slightly increased in line with our expectation that continued aggressive monetary policy coupled with future fiscal stimulus could drive increasing demand for gold as a store of value.

1.	See page 60 for other share class returns, which may be higher or lower than Class I share returns. See page 61 for more information on benchmark and peer group returns.
64	MainStay Equity ETF Allocation Fund

During the reporting period, which Underlying Equity ETFs had the highest total returns and which Underlying Equity ETFs had the lowest total returns?
Of the Underlying Equity ETFs held for the full reporting period, the highest returns came from iShares Core MSCI Emerging Markets ETF and Vanguard Small-Cap ETF. Underlying Equity ETFs experiencing the smallest gains (none posted losses) included iShares Core MSCI EAFE ETF and VanEck Vectors Gold Miners ETF.
Which Underlying Equity ETFs were the strongest contributors to the Fund’s performance and which Underlying Equity ETFs were particularly weak?
The Underlying Equity ETFs that made the largest positive contributions to performance included Vanguard Mega Cap ETF and Vanguard Mid-Cap ETF. (Contributions take weightings and total returns into account.) While no Underlying Equity ETFs posted losses, the smallest positive contributions came from VanEck Vectors Gold Miners ETF and Vanguard Mega Cap Value ETF.
How was the Fund positioned at the end of the reporting period?
With the election looming, fiscal support on hold and the rate of new COVID-19 infections accelerating, the Fund maintained a modestly defensive posture as the reporting period wound down. As of October 31, 2020, the Fund held slightly underweight exposure to equities via a cash balance, leaned toward large-cap stocks over smaller companies, tilted to favor developed markets over emerging markets, and held a small position in gold miners. We anticipate material volatility over the next few months and plan to avail ourselves of opportunities to position the Fund more aggressively into stocks. Should another fiscal support package come into sight and a clear timeline for the distribution of an effective vaccine emerge, we anticipate rotating some of the Fund’s assets into Underlying ETFs focused on smaller and more cyclical names.
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Portfolio of Investments October 31, 2020 (Unaudited)
	Shares	Value
Investment Companies 95.7%†
Equity Funds 95.7%
iShares Core MSCI EAFE ETF	26,345	$1,532,225
iShares Core MSCI Emerging Markets ETF	3,911	209,121
iShares Core S&P Small-Cap ETF	2,829	203,745
Schwab U.S. Mid-Cap ETF	5,818	326,797
Schwab U.S. Small-Cap ETF	6,988	487,902
VanEck Vectors Gold Miners ETF	2,972	111,421
Vanguard Mega Cap ETF	25,453	2,958,148
Vanguard Mega Cap Value ETF	3,749	280,200
Vanguard Mid-Cap ETF	4,072	717,242
Vanguard Small-Cap ETF	248	38,963
Total Equity Funds (Cost $6,898,284)		6,865,764
Total Investment Companies (Cost $6,898,284)	95.7%	6,865,764
Other Assets, Less Liabilities	4.3	305,196
Net Assets	100.0%	$7,170,960

†	Percentages indicated are based on Fund net assets.

The following abbreviations are used in the preceding pages:
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of October 31, 2020, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$6,865,764	$—	$—	$6,865,764
Total Investments in Securities	$6,865,764	$—	$—	$6,865,764

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
66	MainStay Equity ETF Allocation Fund

Statement of Assets and Liabilities as of October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (identified cost $6,898,284)	$6,865,764
Cash	76,297
Receivables:
Fund shares sold	184,398
Manager (See Note 3)	10,388
Other assets	55,360
Total assets	7,192,207
Liabilities
Payables:
Professional fees	7,578
Fund shares redeemed	2,954
Transfer agent (See Note 3)	2,651
Shareholder communication	1,450
NYLIFE Distributors (See Note 3)	1,021
Trustees	212
Accrued expenses	5,381
Total liabilities	21,247
Net assets	$7,170,960
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$ 679
Additional paid-in-capital	7,190,510
7,191,189
Total distributable earnings (loss)	(20,229)
Net assets	$7,170,960
Class A
Net assets applicable to outstanding shares	$4,799,161
Shares of beneficial interest outstanding	454,445
Net asset value per share outstanding	$ 10.56
Maximum sales charge (3.00% of offering price)	0.33
Maximum offering price per share outstanding	$ 10.89
Class C
Net assets applicable to outstanding shares	$ 95,384
Shares of beneficial interest outstanding	9,057
Net asset value and offering price per share outstanding	$ 10.53
Class I
Net assets applicable to outstanding shares	$2,034,447
Shares of beneficial interest outstanding	192,500
Net asset value and offering price per share outstanding	$ 10.57
Class R3
Net assets applicable to outstanding shares	$ 214,989
Shares of beneficial interest outstanding	20,376
Net asset value and offering price per share outstanding	$ 10.55
SIMPLE Class
Net assets applicable to outstanding shares	$ 26,979
Shares of beneficial interest outstanding	2,558
Net asset value and offering price per share outstanding	$ 10.55

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the period June 30, 2020 (inception date) through October 31, 2020 (Unaudited)
Investment Income (Loss)
Income
Dividends	$ 13,600
Expenses
Offering (See Note 2)	27,922
Registration	10,457
Professional fees	7,599
Manager (See Note 3)	3,060
Transfer agent (See Note 3)	3,060
Distribution/Service—Class A (See Note 3)	1,938
Distribution/Service—Class C (See Note 3)	133
Distribution/Service—Class R3 (See Note 3)	203
Distribution/Service—SIMPLE Class (See Note 3)	21
Shareholder communication	1,450
Custodian	881
Trustees	228
Shareholder service (See Note 3)	40
Miscellaneous	394
Total expenses before waiver/reimbursement	57,386
Expense waiver/reimbursement from Manager (See Note 3)	(46,639)
Net expenses	10,747
Net investment income (loss)	2,853
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	9,438
Net change in unrealized appreciation (depreciation) on investments	(32,520)
Net realized and unrealized gain (loss)	(23,082)
Net increase (decrease) in net assets resulting from operations	$(20,229)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
68	MainStay Equity ETF Allocation Fund

Statements of Changes in Net Assets
for the period June 30, 2020 (inception date) through October 31, 2020 (Unaudited)
2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 2,853
Net realized gain (loss)	9,438
Net change in unrealized appreciation (depreciation)	(32,520)
Net increase (decrease) in net assets resulting from operations	(20,229)
Capital share transactions:
Net proceeds from sales of shares	7,266,845
Cost of shares redeemed	(75,656)
Increase (decrease) in net assets derived from capital share transactions	7,191,189
Net increase (decrease) in net assets	7,170,960
Net Assets
Beginning of period	—
End of period	$7,170,960
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
June 30, 2020^ through October 31,
Class A	2020*
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	0.01
Net realized and unrealized gain (loss) on investments	0.55(b)
Total from investment operations	0.56
Net asset value at end of period	$ 10.56
Total investment return (c)	5.60%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.17%
Net expenses†† (d)	0.80%
Expenses (before waiver/reimbursement)†† (d)	3.49%
Portfolio turnover rate	9%
Net assets at end of period (in 000’s)	$ 4,799

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund's net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund's investments.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

June 30, 2020^ through October 31,
Class C	2020*
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	(0.02)
Net realized and unrealized gain (loss) on investments	0.55(b)
Total from investment operations	0.53
Net asset value at end of period	$ 10.53
Total investment return (c)	5.30%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	(0.70)%
Net expenses†† (d)	1.55%
Expenses (before waiver/reimbursement)†† (d)	4.84%
Portfolio turnover rate	9%
Net assets at end of period (in 000’s)	$ 95

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund's net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund's investments.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
70	MainStay Equity ETF Allocation Fund

Financial Highlights selected per share data and ratios
June 30, 2020^ through October 31,
Class I	2020*
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	0.01
Net realized and unrealized gain (loss) on investments	0.56(b)
Total from investment operations	0.57
Net asset value at end of period	$ 10.57
Total investment return (c)	5.70%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.22%
Net expenses†† (d)	0.55%
Expenses (before waiver/reimbursement)†† (d)	4.02%
Portfolio turnover rate	9%
Net assets at end of period (in 000’s)	$ 2,034

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund's net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund's investments.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

June 30, 2020^ through October 31,
Class R3	2020*
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	0.01
Net realized and unrealized gain (loss) on investments	0.54(b)
Total from investment operations	0.55
Net asset value at end of period	$ 10.55
Total investment return (c)	5.50%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.25%
Net expenses†† (d)	1.15%
Expenses (before waiver/reimbursement)†† (d)	3.73%
Portfolio turnover rate	9%
Net assets at end of period (in 000’s)	$ 215

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund's net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund's investments.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
August 31, 2020^ through October 31,
SIMPLE Class	2020*
Net asset value at beginning of period	$ 11.08
Net investment income (loss) (a)	0.01
Net realized and unrealized gain (loss) on investments	(0.54)
Total from investment operations	(0.53)
Net asset value at end of period	$ 10.55
Total investment return (b)	(4.78)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.45%
Net expenses†† (c)	1.05%
Expenses (before waiver/reimbursement)†† (c)	3.40%
Portfolio turnover rate	9%
Net assets at end of period (in 000’s)	$ 27

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
72	MainStay Equity ETF Allocation Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
MainStay Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-four funds (collectively referred to as the “Funds” and each individually, referred to as a “Fund"). These financial statements and notes relate to the MainStay Defensive ETF Allocation Fund, MainStay Conservative ETF Allocation Fund, MainStay Moderate ETF Allocation Fund, MainStay Growth ETF Allocation Fund and MainStay Equity ETF Allocation Fund (collectively referred to as the "ETF Allocation Funds" and each individually referred to as an "ETF Allocation Fund"). Each is a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists each ETF Allocation Funds shares that have been registered and commenced operations:
Fund	Share Classes Commenced Operations[1]
MainStay Defensive ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
MainStay Conservative ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
MainStay Moderate ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
MainStay Growth ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
MainStay Equity ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
1.	For each ETF Allocation Fund, Investor Class and Class R6 shares were registered for sale as of June 30, 2020, but as of October 31, 2020 were not yet offered for sale.
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 0.50% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a CDSC of 1.00% may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I, Class R3 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter ten years after the date they were purchased. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of an ETF Allocation Fund may be converted to one or more other share classes of the ETF Allocation Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Class R3 and SIMPLE Class shares. Class I shares are not subject to a distribution and/or service fee. Class R3 shares are subject to a shareholder service fee, which is in addition to fees paid under the distribution plans for Class R3 shares.
The investment objective for each of the ETF Allocation Funds is as follows:
The MainStay Defensive ETF Allocation Fund seeks current income.
The MainStay Conservative ETF Allocation Fund seeks current income and, secondarily, long-term growth of capital.
The MainStay Moderate ETF Allocation Fund seeks long-term growth of capital and, secondarily, current income.
The MainStay Growth ETF Allocation Fund seeks long-term growth of capital and, secondarily, current income.
The MainStay Equity ETF Allocation Fund seeks long-term growth of capital.
The ETF Allocation Funds are "funds-of-funds" that seek to achieve their investment objectives by investing in unaffiliated passively-managed exchange-traded funds (the “Underlying ETFs”).
Note 2–Significant Accounting Policies
The ETF Allocation Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The ETF Allocation Funds prepare their financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follow the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the ETF Allocation Funds are open for business ("valuation date").
The Board of Trustees of the Trust (the "Board") adopted procedures establishing methodologies for the valuation of each ETF Allocation Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Trust (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the ETF Allocation Funds' assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the "Manager"). To assess the appropriateness of security valuations, the Manager or the ETF Allocation Funds' third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.

Notes to Financial Statements (Unaudited) (continued)
The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.
For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.
"Fair value" is defined as the price an ETF Allocation Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each ETF Allocation Fund. Unobservable inputs reflect each ETF Allocation Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each ETF Allocation Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each ETF Allocation Fund’s assets and liabilities as of October 31, 2020, is included at the end of each ETF Allocation Fund’s Portfolio of Investments.
Investments in ETFs are valued at the last quoted sales price as of the close of regular trading on the relevant exchange on each valuation date. These securities are generally categorized as Level 1 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  Each ETF Allocation Fund is treated as a separate entity for federal income tax purposes. The ETF Allocation Funds' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of each ETF Allocation Fund within the allowable time limits.
The Manager evaluates each ETF Allocation Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager will analyze the ETF Allocation Funds' tax positions to be taken at the ETF Allocation Funds' first fiscal period end of April 30, 2021 on federal, state and local income tax returns. The ETF Allocation Funds' federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired will be subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The MainStay Moderate ETF Allocation Fund, MainStay Growth ETF Allocation Fund and MainStay Equity ETF Allocation Fund each intends to declare and pay dividends from net investment income, if any, at least annually. The MainStay Defensive ETF Allocation Fund and MainStay Conservative ETF Allocation Fund each intends to declare and pay dividends from net investment income, if any, at least quarterly. Each ETF Allocation Fund intends to declare and pay distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the respective ETF Allocation Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.

74	Mainstay ETF Asset Allocation Funds

(D) Security Transactions and Investment Income. The ETF Allocation Funds record security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividends and distributions received by the ETF Allocation Funds from the Underlying ETFs are recorded on the ex-dividend date.
Investment income and realized and unrealized gains and losses on investments of the ETF Allocation Funds are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E)  Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the ETF Allocation Funds, including those of related parties to the ETF Allocation Funds, are shown in the Statement of Operations.
(F) Offering Costs. Costs were incurred by the ETF Allocation Funds in connection with the commencement of the ETF Allocation Funds' operations. These costs are being amortized on a straight line basis over 12 months.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
(H) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the ETF Allocation Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The ETF Allocation Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF Allocation Funds that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the ETF Allocation Funds.
Note 3–Fees and Related Party Transactions
(A) Manager.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”), serves as the ETF Allocation Funds’ Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”) and is responsible for the day-to-day portfolio management of the ETF Allocation Funds. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the ETF Allocation Funds. Except for the portion of salaries and expenses that are the responsibility of the ETF Allocation Funds, the Manager pays the salaries and expenses of all personnel affiliated with the ETF Allocation Funds and certain operational expenses of the ETF Allocation Funds. The ETF Allocation Funds reimburse New York Life Investments in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to the ETF Allocation Funds.
Pursuant to the Management Agreement, each ETF Allocation Fund pays the Manager a monthly fee for the services performed and facilities furnished at an annual rate of 0.20% of each ETF Allocation Fund's average daily net assets.

Notes to Financial Statements (Unaudited) (continued)
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets for each class:
Fund	Class A	Class C	Class I	Class R3	SIMPLE Class
MainStay Defensive ETF Allocation Fund	0.80%	1.55%	0.55%	1.15%	1.05%
MainStay Conservative ETF Allocation Fund	0.80	1.55	0.55	1.15	1.05
MainStay Moderate ETF Allocation Fund	0.80	1.55	0.55	1.15	1.05
MainStay Growth ETF Allocation Fund	0.80	1.55	0.55	1.15	1.05
MainStay Equity ETF Allocation Fund	0.80	1.55	0.55	1.15	1.05

This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the period ended October 31, 2020, New York Life Investments waived its fees and/or reimbursed expenses of the ETF Allocation Funds as follows:
Fund	Total
MainStay Defensive ETF Allocation Fund	$(46,575)
MainStay Conservative ETF Allocation Fund	(44,979)
MainStay Moderate ETF Allocation Fund	(41,661)
MainStay Growth ETF Allocation Fund	(44,934)
MainStay Equity ETF Allocation Fund	(46,639)
JPMorgan Chase Bank, N.A., (“JPMorgan”) provides sub-administration and sub-accounting services to the ETF Allocation Funds pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the ETF Allocation Funds, maintaining the general ledger and sub-ledger accounts for the calculation of the ETF Allocation Funds' respective NAVs, and assisting New York Life Investments in conducting various aspects of the ETF Allocation Funds' administrative operations. For providing these services to the ETF Allocation Funds, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the ETF Allocation Funds. The ETF Allocation Funds will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the ETF Allocation Funds.
(B) Distribution, Service and Shareholder Service Fees.  The Trust, on behalf of the ETF Allocation Funds, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The ETF Allocation Funds have adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly distribution fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 and SIMPLE Class Plans, Class R3 and SIMPLE Class shares pay the Distributor a monthly fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the ETF Allocation Funds' shares and service activities.
In accordance with the Shareholder Services Plans for the Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R3 shares. This is in addition to any fees paid under the Class R3 Plans.
(C) Sales Charges.  The ETF Allocation Funds were advised by the Distributor that the amount of initial sales charges retained on sales of each class of shares during the period ended October 31, 2020, was as follows:
MainStay Defensive ETF Allocation Fund
Class A	$ 3,772

MainStay Conservative ETF Allocation Fund
Class A	$ 5,554

MainStay Moderate ETF Allocation Fund
Class A	$ 9,669

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MainStay Growth ETF Allocation Fund
Class A	$ 6,272

MainStay Equity ETF Allocation Fund
Class A	$ 2,351
The ETF Allocation Funds were also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the period ended October 31, 2020, as follows:
MainStay Moderate ETF Allocation Fund
Class A	$ 9
Class C	65

MainStay Growth ETF Allocation Fund
Class A	$ 1,677
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the ETF Allocation Funds' transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with DST Asset Manager Solutions, Inc. ("DST"), pursuant to which DST performs certain transfer agent services on behalf of NYLIM Service Company LLC. Effective June 30, 2020, New York Life Investments has contractually agreed to limit the transfer agency expenses charged to each of the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until August 31, 2021, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the period ended October 31, 2020, transfer agent expenses incurred by the ETF Allocation Funds and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
MainStay Defensive ETF Allocation Fund	Expense	Waived
Class A	$ 1,679	$ —
Class C	118	—
Class I	1,322	—
Class R3	17	—
SIMPLE Class	9	—

MainStay Conservative ETF Allocation Fund	Expense	Waived
Class A	$ 3,802	$ —
Class C	109	—
Class I	1,340	—
Class R3	17	—
SIMPLE Class	8	—

MainStay Moderate ETF Allocation Fund	Expense	Waived
Class A	$ 8,253	$ —
Class C	68	—
Class I	1,357	—
Class R3	20	—
SIMPLE Class	9	—

MainStay Growth ETF Allocation Fund	Expense	Waived
Class A	$ 3,842	$ —
Class C	20	—
Class I	1,379	—
Class R3	84	—
SIMPLE Class	9	—

MainStay Equity ETF Allocation Fund	Expense	Waived
Class A	$ 1,550	$ —
Class C	27	—
Class I	1,394	—
Class R3	81	—
SIMPLE Class	8	—
(E) Capital. As of October 31, 2020, New York Life and its affiliates beneficially held shares of the ETF Allocation Funds with the values and percentages of net assets as follows:
MainStay Defensive ETF Allocation Fund
Class A	$ 25,150	0.4%
Class C	25,125	11.3
Class I	1,936,550	100.0
Class R3	25,125	100.0
SIMPLE Class	24,545	100.0

MainStay Conservative ETF Allocation Fund
Class A	$ 25,425	0.2%
Class C	25,400	10.8
Class I	1,959,650	100.0
Class R3	25,425	100.0
SIMPLE Class	24,332	99.8

Notes to Financial Statements (Unaudited) (continued)
MainStay Moderate ETF Allocation Fund
Class A	$ 25,750	0.1%
Class C	25,700	13.2
Class I	1,984,675	99.4
Class R3	25,725	62.0
SIMPLE Class	24,156	55.6

MainStay Growth ETF Allocation Fund
Class A	$ 26,075	0.3%
Class C	26,000	82.6
Class I	2,009,700	99.7
Class R3	26,025	20.3
SIMPLE Class	23,987	36.4

MainStay Equity ETF Allocation Fund
Class A	$ 26,400	0.6%
Class C	26,325	27.6
Class I	2,034,725	100.0
Class R3	26,375	12.3
SIMPLE Class	23,804	88.2
Note 4-Federal Income Tax
As of October 31, 2020, the cost and unrealized appreciation (depreciation) of each ETF Allocation Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
MainStay Defensive ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments	$7,873,384	$2,796	$(74,957)	$(72,161)

MainStay Conservative ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments	$13,239,139	$529	$(157,469)	$(156,940)

MainStay Moderate ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments	$25,075,960	$5,473	$(296,886)	$(291,413)

MainStay Growth ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments	$11,908,466	$71,166	$(90,828)	$(19,662)

MainStay Equity ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments	$6,898,284	$27,617	$(60,137)	$(32,520)
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the ETF Allocation Funds. Custodial fees are charged to each ETF Allocation Fund based on each ETF Allocation Fund's net assets and/or the market value of securities held by each ETF Allocation Fund and the number of certain transactions incurred by each ETF Allocation Fund.
Note 6–Line of Credit
The ETF Allocation Funds and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 28, 2020, under a credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the ETF Allocation Funds and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate or the one-month London Interbank Offered Rate (“LIBOR”), whichever is higher. The Credit Agreement expires on July 27, 2021, although the ETF Allocation Funds, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 28, 2020, the aggregate commitment amount and the commitment

78	Mainstay ETF Asset Allocation Funds

fee were the same as those under the Credit Agreement, but State Street and Trust Company served as agent to the syndicate. During the period ended October 31, 2020, there were no borrowings made or outstanding with respect to the ETF Allocation Funds under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the ETF Allocation Funds, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the ETF Allocation Funds and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the period ended October 31, 2020, there were no interfund loans made or outstanding with respect to the ETF Allocation Funds.
Note 8–Purchases and Sales of Securities (in 000’s)
During the period ended October 31, 2020, purchases and sales of securities were as follows:
	Other
Fund	Purchases	Sales
MainStay Defensive ETF Allocation Fund	$ 8,301	$ 424
MainStay Conservative ETF Allocation Fund	13,982	760
MainStay Moderate ETF Allocation Fund	26,545	1,498
MainStay Growth ETF Allocation Fund	12,975	1,079
MainStay Equity ETF Allocation Fund	7,262	373
Note 9–Capital Share Transactions
Transactions in capital shares for the period ended October 31, 2020, were as follows:
MainStay Defensive ETF Allocation Fund
Class A	Shares	Amount
Period ended October 31, 2020 (a):
Shares sold	603,319	$6,153,318
Shares issued to shareholders in reinvestment of distributions	697	7,083
Shares redeemed	(38,893)	(395,949)
Net increase (decrease)	565,123	$5,764,452

Class C	Shares	Amount
Period ended October 31, 2020 (a):
Shares sold	32,717	$ 330,813
Shares issued to shareholders in reinvestment of distributions	1	13
Shares redeemed	(10,514)	(107,608)
Net increase (decrease)	22,204	$ 223,218

Class I	Shares	Amount
Period ended October 31, 2020 (a):
Shares sold	192,500	$1,925,076
Net increase (decrease)	192,500	$1,925,076

Class R3	Shares	Amount
Period ended October 31, 2020 (a):
Shares sold	2,500	$ 25,001
Net increase (decrease)	2,500	$ 25,001

SIMPLE Class	Shares	Amount
Period ended October 31, 2020 (b):
Shares sold	2,436	$ 25,000
Shares issued to shareholders in reinvestment of distributions	4	33
Net increase (decrease)	2,440	$ 25,033

(a)	The inception date of the class was June 30, 2020.
(b)	The inception date of the class was August 31, 2020.
MainStay Conservative ETF Allocation Fund
Class A	Shares	Amount
Period ended October 31, 2020 (a):
Shares sold	1,137,463	$11,743,463
Shares issued to shareholders in reinvestment of distributions	1,308	13,484
Shares redeemed	(44,203)	(458,286)
Net increase (decrease)	1,094,568	$11,298,661

Class C	Shares	Amount
Period ended October 31, 2020 (a):
Shares sold	23,109	$ 236,471
Net increase (decrease)	23,109	$ 236,471

Class I	Shares	Amount
Period ended October 31, 2020 (a):
Shares sold	192,500	$ 1,925,000
Net increase (decrease)	192,500	$ 1,925,000

Class R3	Shares	Amount
Period ended October 31, 2020 (a):
Shares sold	2,500	$ 25,000
Net increase (decrease)	2,500	$ 25,000

Notes to Financial Statements (Unaudited) (continued)
SIMPLE Class	Shares	Amount
Period ended October 31, 2020 (b):
Shares sold	2,396	$ 25,054
Shares issued to shareholders in reinvestment of distributions	2	25
Net increase (decrease)	2,398	$ 25,079

(a)	The inception date of the class was June 30, 2020.
(b)	The inception date of the class was August 31, 2020.
MainStay Moderate ETF Allocation Fund
Class A	Shares	Amount
Period ended October 31, 2020 (a):
Shares sold	2,308,511	$24,078,620
Shares redeemed	(92,445)	(965,167)
Net increase (decrease)	2,216,066	$23,113,453

Class C	Shares	Amount
Period ended October 31, 2020 (a):
Shares sold	19,652	$ 203,809
Shares redeemed	(706)	(7,423)
Net increase (decrease)	18,946	$ 196,386

Class I	Shares	Amount
Period ended October 31, 2020 (a):
Shares sold	193,547	$ 1,936,000
Net increase (decrease)	193,547	$ 1,936,000

Class R3	Shares	Amount
Period ended October 31, 2020 (a):
Shares sold	4,031	$ 41,164
Net increase (decrease)	4,031	$ 41,164

SIMPLE Class	Shares	Amount
Period ended October 31, 2020 (b):
Shares sold	4,218	$ 44,536
Net increase (decrease)	4,218	$ 44,536

(a)	The inception date of the class was June 30, 2020.
(b)	The inception date of the class was August 31, 2020.
MainStay Growth ETF Allocation Fund
Class A	Shares	Amount
Period ended October 31, 2020 (a):
Shares sold	991,898	$10,447,188
Shares redeemed	(53,649)	(579,361)
Net increase (decrease)	938,249	$ 9,867,827

Class C	Shares	Amount
Period ended October 31, 2020 (a):
Shares sold	3,027	$ 30,671
Net increase (decrease)	3,027	$ 30,671

Class I	Shares	Amount
Period ended October 31, 2020 (a):
Shares sold	193,850	$ 1,939,316
Shares redeemed	(675)	(7,222)
Net increase (decrease)	193,175	$ 1,932,094

Class R3	Shares	Amount
Period ended October 31, 2020 (a):
Shares sold	12,294	$ 125,001
Net increase (decrease)	12,294	$ 125,001

SIMPLE Class	Shares	Amount
Period ended October 31, 2020 (b):
Shares sold	6,319	$ 67,237
Net increase (decrease)	6,319	$ 67,237

(a)	The inception date of the class was June 30, 2020.
(b)	The inception date of the class was August 31, 2020.
MainStay Equity ETF Allocation Fund
Class A	Shares	Amount
Period ended October 31, 2020 (a):
Shares sold	461,509	$4,992,241
Shares redeemed	(7,064)	(75,656)
Net increase (decrease)	454,445	$4,916,585

Class C	Shares	Amount
Period ended October 31, 2020 (a):
Shares sold	9,057	$ 94,386
Net increase (decrease)	9,057	$ 94,386

Class I	Shares	Amount
Period ended October 31, 2020 (a):
Shares sold	192,500	$1,925,000
Net increase (decrease)	192,500	$1,925,000

Class R3	Shares	Amount
Period ended October 31, 2020 (a):
Shares sold	20,376	$ 227,000
Net increase (decrease)	20,376	$ 227,000

80	Mainstay ETF Asset Allocation Funds

SIMPLE Class	Shares	Amount
Period ended October 31, 2020 (b):
Shares sold	2,558	$ 28,218
Net increase (decrease)	2,558	$ 28,218

(a)	The inception date of the class was June 30, 2020.
(b)	The inception date of the class was August 31, 2020.
Note 10–Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2020-04 (“ASU 2020-04”), which provides optional guidance to ease the potential accounting burden associated with transitioning away from LIBOR and other reference rates that are expected to be discontinued. ASU 2020-04 is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, the Manager is evaluating the implications of certain other provisions of ASU 2020-04 related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.
To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019. The Manager has evaluated the implications of certain provisions of the ASU 2018-13 and determined to early adopt aspects related to the removal and modifications of certain fair value measurement disclosures, which are currently in place as of October 31, 2020. The Manager is evaluating the implications of certain other provisions of the ASU 2018-13 related to new disclosure requirements and has not yet determined the impact of those provisions on the financial statement disclosures, if any.
Note 11–Other Matters
An outbreak of COVID-19, first detected in December 2019, has developed into a global pandemic and has resulted in travel restrictions, closure of international borders, certain businesses and securities markets, restrictions on securities trading activities, prolonged quarantines, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The continued impact of COVID-19 is uncertain and could further adversely affect the global economy, national economies, individual issuers and capital markets in unforeseeable ways and result in a substantial and extended economic downturn. Developments that disrupt global economies and financial markets, such as COVID-19, may magnify factors that affect the ETF Allocation Funds' performance.
Note 12–Subsequent Events
In connection with the preparation of the financial statements of the ETF Allocation Funds as of and for the period ended October 31, 2020, events and transactions subsequent to October 31, 2020, through the date the financial statements were issued have been evaluated by the Manager, for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

Board Consideration and Approval of Management Agreement (Unaudited)
The Management Agreement with respect to the MainStay Conservative ETF Allocation Fund, MainStay Defensive ETF Allocation Fund, MainStay Equity ETF Allocation Fund, MainStay Growth ETF Allocation Fund and MainStay Moderate ETF Allocation Fund (“Funds”) and New York Life Investment Management LLC (“New York Life Investments”) must be approved initially and, following an initial term of up to two years, is subject to annual review and approval by the Board of Trustees of MainStay Funds Trust (“Board” of the “Trust”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its June 23–24, 2020 meeting, the Board, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the Management Agreement for an initial two-year period.
In reaching the decision to approve the Management Agreement, the Board considered information furnished by New York Life Investments in connection with a contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee between March 2020 and June 2020, as well as other information furnished to the Board and its Committees throughout the year, as deemed relevant by the Trustees. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments that follow investment strategies similar to those proposed for each Fund, and, when applicable, the rationale for any differences in each Fund’s proposed management fee and the fees charged to those other investment advisory clients. In addition, the Board considered information previously provided to the Board in connection with its review of the management agreements for other funds in the MainStay Group of Funds, as deemed relevant to each Trustee. The Board also considered information furnished by New York Life Investments in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.
The Board took into account information provided in connection with its meetings throughout the year, including, among other items, information regarding the legal standards and fiduciary obligations applicable to its consideration of the Management Agreement and investment performance reports on other funds in the MainStay Group of Funds prepared by the Investment Consulting Group of New York Life Investments as well as presentations from New York Life Investments personnel. The Board also took into account other information received from New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions, sales and marketing activity and non-advisory services provided to other funds in the MainStay Group of Funds by New York Life Investments. The contract review process, including the structure and format for materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for a portion thereof, with senior management of New York Life Investments without other representatives of New York Life Investments present. In addition, the Board considered information regarding the Funds’ proposed distribution arrangements and information provided to the Board in connection with its review of the distribution arrangements for other funds in the MainStay Group of Funds, as deemed relevant to each Trustee.
In considering the approval of the Management Agreement, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The factors considered by the Board are described in greater detail below and include, among other factors: (i) the nature, extent and quality of the services to be provided to each Fund by New York Life Investments; (ii) the qualifications of the proposed portfolio managers of each Fund and the historical investment performance of products managed by such portfolio managers with investment strategies similar to those proposed for the Funds; (iii) the anticipated costs of the services to be provided, and profits expected to be realized, by New York Life Investments from its relationship with each Fund; (iv) the extent to which economies of scale may be realized if each Fund grows and the extent to which economies of scale may benefit Fund shareholders; and (v) the reasonableness of each Fund’s proposed management fee and estimated total ordinary operating expenses. Although the Board recognized that comparisons between each Fund’s anticipated fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s proposed management fee and estimated total ordinary operating expenses as compared to the peer funds identified by New York Life Investments. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the MainStay Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.
Although individual Trustees may have weighed certain factors or information differently, the Board’s decision to approve the Management Agreement was based on a consideration of the information provided to the Trustees throughout the year, as well as information furnished specifically in connection with the contract review process for the Funds, such as a presentation from New York Life Investments personnel, including certain members of the proposed portfolio management team. The Trustees noted that, throughout the year, the Trustees would be afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments with respect to the Funds. The Board took into account its knowledge of New York Life Investments resulting from, among other things, the Board’s consideration of the management agreements for other funds in the MainStay Group of Funds in prior years, the Board’s review throughout the year of the performance and operations of other funds in the MainStay Group of Funds and the Trustees’ business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that a Fund’s shareholders, having had the opportunity to consider other investment options, would have chosen to invest in the

82	Mainstay ETF Asset Allocation Funds

Fund. The factors that figured prominently in the Board’s decision to approve the Management Agreement during its June 23–24, 2020 meeting are summarized in more detail below, and the Board did not consider any factor or information controlling in making such approval. The Board evaluated the Management Agreement on a Fund-by-Fund basis, and its decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments
The Board examined the nature, extent and quality of the services that New York Life Investments proposed to provide to each Fund. The Board evaluated New York Life Investments’ experience and capabilities in serving as a manager of mutual funds, noting that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers. The Board considered the experience of senior personnel at New York Life Investments proposed to provide management and administrative and other non-advisory services to each Fund as well as New York Life Investments’ reputation and financial condition. The Board observed that New York Life Investments would devote significant resources and time to providing management and non-advisory services to each Fund.
The Board also considered the range of services that New York Life Investments would provide to the Funds under the terms of the proposed Management Agreement, including: (i) fund accounting and ongoing supervisory services to be provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services to be provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services to be provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ Compliance Department, including supervision and implementation of the Funds’ compliance program; (iv) legal services to be provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis to be provided by compliance and investment personnel. The Board noted that New York Life Investments would provide certain other non-advisory services to the Funds. In addition, the Board considered New York Life Investments’ and its affiliates’ willingness to invest in personnel, infrastructure, technology, operational enhancements, cyber security, information security, shareholder privacy resources and business continuity planning designed to benefit the MainStay Group of Funds and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments has provided an increasingly broad array of non-advisory services to the MainStay Group of Funds as a result of regulatory and other developments, including in connection with the designation of New York Life Investments as the administrator of the MainStay Group of Funds’ liquidity risk management program adopted under the 1940 Act. The Board considered benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares of funds in the MainStay Group of Funds, including without the imposition of a sales charge (if any).
The Board also examined the nature, extent and quality of the investment advisory services that New York Life Investments proposed to provide to each Fund. The Board evaluated New York Life Investments’ experience in managing other portfolios, including mandates with investment strategies similar to those proposed for the Funds, and New York Life Investments’ track record and experience in providing investment advisory services, the experience of investment advisory, senior management and administrative personnel at New York Life Investments, and New York Life Investments’ overall legal and compliance environment, resources and history. In addition to information provided in connection with its quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered that New York Life Investments believes its compliance policies and procedures are reasonably designed to prevent violation of the federal securities laws and acknowledged New York Life Investments’ commitment to further developing and strengthening compliance programs relating to the MainStay Group of Funds. The Board also considered the policies and procedures in place with respect to matters that may involve conflicts of interest between each Fund’s investments and those of other accounts managed by New York Life Investments. The Board reviewed New York Life Investments’ ability to attract and retain qualified investment professionals and willingness to invest in personnel to service and support the Funds. In this regard, the Board considered the experience of each Fund’s proposed portfolio managers, including with respect to investment strategies similar to those proposed for the Fund, the number of accounts managed by the portfolio managers and the method for compensating the portfolio managers.
The Board considered the Funds’ anticipated investments in exchange-traded funds (“ETFs”) in excess of statutory limitations under the 1940 Act in reliance on exemptive relief issued to the ETFs, including the conditions of the applicable exemptive relief, and the Funds’ investing fund agreements with these ETFs in accordance with such relief. The Board concluded that the management fees charged to the Funds would be for advisory services provided to the Funds that would be in addition to, and not duplicative of, services provided to the underlying ETFs under their respective advisory contracts.
Because the Funds would invest substantially all of their assets in other funds, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Funds would invest.
Based on these considerations, the Board concluded that each Fund would likely benefit from the nature, extent and quality of these services.
Investment Performance
In connection with the Board’s consideration of the proposed Management Agreement, the Board noted that the Funds had no investment performance track record because the Funds had not yet commenced investment operations. The Board discussed with

Board Consideration and Approval of Management Agreement (Unaudited) (continued)
management each Fund’s proposed investment process, strategies and risks. Additionally, the Board considered the historical performance of investment portfolios with similar investment strategies as those proposed for the Funds and other portfolios managed by the proposed portfolio managers for the Funds. Based on these considerations, the Board concluded that each Fund was likely to be managed responsibly and capably by New York Life Investments.
Costs of the Services Provided, and Profits Realized, by New York Life Investments
The Board considered information provided by New York Life Investments with respect to the anticipated costs of the services to be provided under the Management Agreement. The Board also considered information provided by New York Life Investments with respect to the profits expected to be realized by New York Life Investments and its affiliates due to their relationships with the Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability, because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the anticipated costs of the services to be provided by New York Life Investments and the expected profits to be realized by New York Life Investments and its affiliates, the Board considered, among other factors, New York Life Investments’ continuing investments in, or willingness to invest in, personnel, systems, equipment and other resources and infrastructure to support and further enhance the management of the funds in the MainStay Group of Funds. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to attract and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to be able to provide high-quality services to the Funds. The Board recognized that each Fund would benefit from the allocation of certain fixed costs across the MainStay Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board previously engaged an independent third-party consultant to review the methods used to allocate costs to and among the funds in the MainStay Group of Funds. The Board noted that the independent consultant had concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the MainStay Group of Funds are reasonable and that New York Life Investments continued to use the same method of calculating profit and allocating costs since the independent consultant’s review. The Board recognized the difficulty in evaluating New York Life Investments’ expected profitability with respect to each Fund and noted that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of a money market fund advised by New York Life Investments and an affiliated subadvisor that would serve as an investment option for the Funds, including the potential rationale for and costs associated with investments in this money market fund by the Funds, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services to be provided to the Funds.
The Board observed that, in addition to fees to be earned by New York Life Investments for managing each Fund, New York Life Investments’ affiliates would also earn revenues, which was described to the Board as part of the annual contract renewal process for other funds in the MainStay Group of Funds, from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor. The Board considered information about these other revenues and their impact on the anticipated profitability of the relationship with each Fund to New York Life Investments and its affiliates.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits expected to be realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive.
Management Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fees to be paid under the Management Agreement and each Fund’s estimated total ordinary operating expenses.
In assessing the reasonableness of each Fund’s proposed management fee and estimated expenses, the Board primarily considered comparative data provided by New York Life Investments on the fees and expenses charged by similar mutual funds managed by other investment advisers. In addition, the Board considered information provided by New York Life Investments on fees charged by New York Life Investments to other funds that follow investment strategies similar to those proposed for the Funds. The Board considered the similarities and differences in the management fee schedules of each Fund and these similarly-managed funds, taking into account the rationale for any differences in fee schedules. Additionally, the Board considered that New York Life Investments was not proposing any contractual breakpoints and took into account the potential impact of voluntary waivers and expense limitation arrangements on each Fund’s net expenses. The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.

84	Mainstay ETF Asset Allocation Funds

The Board considered the Funds’ proposed transfer agent fee schedule, noting that it would be comprised of both a basis point (based on average net assets) and per account fee, one of which would be charged per shareholder account depending on the size of the shareholder account. The Board took into account information from New York Life Investments regarding the reasonableness of each Fund’s proposed transfer agent fee schedule. In addition, the Board considered the profitability of NYLIM Service Company LLC, an affiliate of New York Life Investments and the Funds’ proposed transfer agent, in connection with the transfer agent services it provides to the funds in the MainStay Group of Funds. The Board also took into account information received from NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to the other funds in the MainStay Group of Funds.
The Board considered the extent to which transfer agent fees may comprise total expenses of each Fund’s share classes. The Board acknowledged the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of the Funds and other MainStay Fund share classes. The Board also recognized measures that it and New York Life Investments have taken to mitigate the effect of small accounts on the expense ratios of MainStay Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses. The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during the past seven years.
Based on the factors outlined above, the Board concluded that each Fund’s proposed management fee and estimated total ordinary operating expenses were within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether each Fund’s proposed expense structure would permit economies of scale to be appropriately shared with each Fund’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally and the various ways in which the benefits of economies of scale may be shared with the funds in the MainStay Group of Funds. Although the Board recognized the difficulty of determining future economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of management fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance services. The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other similar funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale are appropriately reflected for the benefit of each Fund’s shareholders through each Fund’s expense structure. The Board noted, however, that it would continue to evaluate the reasonableness of each Fund’s expense structure over time.
Conclusion
On the basis of the information and factors summarized above and the evaluation thereof, the Board, including the Independent Trustees voting separately, unanimously voted to approve the Management Agreement.

Proxy Voting Policies and Procedures and Proxy Voting Record
A description of the policies and procedures that New York Life Investments uses to vote proxies related to the ETF Allocation Funds' securities is available free of charge upon request, by visiting the MainStay Funds’ website at newyorklifeinvestments.com or visiting the Securities and Exchange Commisstion's ("SEC") website at www.sec.gov.
Each ETF Allocation Fund is required to file with the SEC its proxy voting records for the 12-month period ending June 30 on Form N-PX. The most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-624-6782; visiting the MainStay Funds’ website at newyorklifeinvestments.com; or visiting the SEC’s website at www.sec.gov.
Shareholder Reports and Quarterly Portfolio Disclosure
Each ETF Allocation Fund is required to file its complete schedule of portfolio holdings with the SEC 60 days after its first and third fiscal quarter on Form N-PORT. The ETF Allocation Funds' holdings report is available free of charge by visiting the SEC’s website at www.sec.gov or upon request by calling New York Life Investments at 800-624-6782.
86	Mainstay ETF Asset Allocation Funds

MainStay Funds
Equity
U.S. Equity
MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. Equity Yield Fund
MainStay MacKay Common Stock Fund
MainStay MacKay Growth Fund
MainStay MacKay S&P 500 Index Fund
MainStay MacKay Small Cap Core Fund
MainStay MacKay U.S. Equity Opportunities Fund
MainStay MAP Equity Fund
MainStay Winslow Large Cap Growth Fund1
International Equity
MainStay Epoch International Choice Fund
MainStay MacKay International Equity Fund
MainStay MacKay International Opportunities Fund
Emerging Markets Equity
MainStay Candriam Emerging Markets Equity Fund
Global Equity
MainStay Epoch Capital Growth Fund
MainStay Epoch Global Equity Yield Fund
Fixed Income
Taxable Income
MainStay Candriam Emerging Markets Debt Fund
MainStay Floating Rate Fund
MainStay MacKay High Yield Corporate Bond Fund
MainStay MacKay Short Duration High Yield Fund
MainStay MacKay Total Return Bond Fund
MainStay MacKay Unconstrained Bond Fund
MainStay MacKay U.S. Infrastructure Bond Fund2
MainStay Short Term Bond Fund3
Tax-Exempt Income
MainStay MacKay California Tax Free Opportunities Fund4
MainStay MacKay High Yield Municipal Bond Fund
MainStay MacKay Intermediate Tax Free Bond Fund
MainStay MacKay New York Tax Free Opportunities Fund5
MainStay MacKay Short Term Municipal Fund
MainStay MacKay Tax Free Bond Fund
Money Market
MainStay Money Market Fund
Mixed Asset
MainStay Balanced Fund
MainStay Income Builder Fund
MainStay MacKay Convertible Fund
Speciality
MainStay CBRE Global Infrastructure Fund
MainStay CBRE Real Estate Fund
MainStay Cushing MLP Premier Fund
Asset Allocation
MainStay Conservative Allocation Fund
MainStay Conservative ETF Allocation Fund
MainStay Defensive ETF Allocation Fund
MainStay Equity Allocation Fund6
MainStay Equity ETF Allocation Fund
MainStay Growth Allocation Fund7
MainStay Growth ETF Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate ETF Allocation Fund

Manager
New York Life Investment Management LLC
New York, New York
Subadvisors
Candriam Belgium S.A.8
Brussels, Belgium
Candriam Luxembourg S.C.A.8
Strassen, Luxembourg
CBRE Clarion Securities LLC
Radnor, Pennsylvania
Cushing Asset Management, LP
Dallas, Texas
Epoch Investment Partners, Inc.
New York, New York
MacKay Shields LLC8
New York, New York
Markston International LLC
White Plains, New York
NYL Investors LLC8
New York, New York
Winslow Capital Management, LLC
Minneapolis, Minnesota
Legal Counsel
Dechert LLP
Washington, District of Columbia
Independent Registered Public Accounting Firm
KPMG LLP
Philadelphia, Pennsylvania
Distributor
NYLIFE Distributors LLC8
Jersey City, New Jersey
Custodian9
JPMorgan Chase Bank, N.A.
New York, New York

1.	Formerly known as MainStay Large Cap Growth Fund.
2.	Formerly known as MainStay MacKay Infrastructure Bond Fund.
3.	Formerly known as MainStay Indexed Bond Fund.
4.	This Fund is registered for sale in AZ, CA, NV, OR, TX, UT and WA. Class A and Class I shares are registered for sale in MI. Class I and Class C2 shares are registered for sale in CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY.
5.	This Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY and VT.
6.	Formerly known as MainStay Growth Allocation Fund.
7.	Formerly known as MainStay Moderate Growth Allocation Fund.
8.	An affiliate of New York Life Investment Management LLC.
9.	JPMorgan Chase Bank, N.A., New York, New York is the custodian for the MainStay ETF Asset Allocation Funds and effective at the close of business on November 20, 2020, became the custodian for other MainStay Funds. The custodian for MainStay Cushing MLP Premier Fund is U.S. Bank National Association, Milwaukee, Wisconsin.
Not part of the Semiannual Report

For more information
800-624-6782
newyorklifeinvestments.com
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. The MainStay Funds® are managed by New York Life Investment Management LLC and distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, a wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors LLC is a Member FINRA/SIPC.
©2020 NYLIFE Distributors LLC. All rights reserved.
1879610MS203-20	MSAAETF10-12/20
(NYLIM) NL486

MainStay MacKay Intermediate

Tax Free Bond Fund

Message from the President and Semiannual Report

Unaudited I October 31, 2020

Beginning on January 1, 2021, paper copies of each MainStay Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from MainStay Funds or from your financial intermediary. Instead, the reports will be made available on the MainStay Funds’ website. You will be notified by mail and provided with a website address to access the report each time a new report is posted to the website.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from MainStay Funds electronically by calling toll-free 800-624-6782, by sending an e-mail to MainStayShareholderServices@ nylim.com, or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper form free of charge. If you hold shares of a MainStay Fund directly, you can inform MainStay Funds that you wish to receive paper copies of reports by calling toll-free 800-624-6782 or by sending an e-mail to MainStayShareholderServices@nylim.com. If you hold shares of a MainStay Fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper form will apply to all MainStay Funds in which you are invested and may apply to all funds held with your financial intermediary.

Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

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Message from the President

Although the global coronavirus pandemic continued to afflict populations and economies around the world, most broad U.S. stock and bond markets gained ground, rebounding from earlier pandemic-related declines to rise during the six-month reporting period ended October 31, 2020.

The backdrop for the reporting period was set in February and March 2020 as COVID-19 spread worldwide. Governments struggled to support overburdened health care systems by issuing “stay-at-home” orders and placing restrictions on nonessential activity. These responses slowed global economic activity, driving stock and bond indices sharply lower. Emergency monetary and fiscal measures promised economic relief, and by early April, market sentiment began to improve. Unemployment remained high, some sectors of the global economy remained depressed and many questions surrounding the pandemic had yet to be answered. Nevertheless, investors looked forward to a gradual lessening of restrictions on nonessential businesses, the possibility of additional stimulus and apparent progress in the development of a vaccine.

As the reporting period began on May 1, 2020, the S&P 500® Index, a widely regarded benchmark of U.S. equity market performance, had already recovered much of the ground it lost in February and March 2020. By late-August, the S&P 500® Index had reached new record levels. However, a resurgence of coronavirus cases in many parts of the country and uncertainties related to the November 3, 2020, U.S. election caused the rally to falter as the reporting period drew to a close.

Nevertheless, for the reporting period as a whole, U.S. equity indices generally produced strong gains. Returns proved most robust among small- to mid-cap stocks and growth-oriented stocks, while large-cap and value-oriented issues posted slightly milder gains. Within the S&P 500® Index, the consumer discretionary sector generated the strongest returns buoyed by better-than-expected levels of consumer spending. The materials, information technology, industrials and communication services sectors all outperformed the S&P 500® Index. The utilities, financials, consumer staples, health care and real estate sectors generated positive returns but lagged the Index. Only the energy sector ended the reporting period in negative territory, experiencing sharp losses due to low petroleum prices and weak global demand. International equities rose, but tended to trail their U.S. counterparts due to weaker underlying economic growth and somewhat less aggressive monetary and fiscal stimulus. Emerging-market equities tracked the performance of U.S. equity markets more closely, led by relatively strong returns in Asian markets, including China and South Korea.

Risk-on conditions prevailed for fixed-income markets as well, favoring lower credit quality and longer duration securities. Corporate bonds generally gained ground, with high-yield securities tending to outperform investment-grade instruments. Similarly, among municipal bond issues, high-yield securities outperformed. Recognized safe havens, such as long-term U.S. government bonds, which had attracted risk-averse investors during the height of the market sell-off in early 2020, experienced declining prices. Emerging-market debt, on the other hand, outperformed most other bond types as investors overlooked risk in pursuit of higher return potential.

Although the ongoing pandemic continues to change the way that many of us work and live our lives, at New York Life Investments, we remain dedicated to providing you, as a MainStay investor, with products, information and services to help you to navigate today’s rapidly changing investment environment. By taking appropriate steps to minimize community spread of COVID-19 within our organization and despite the challenges posed by the coronavirus pandemic, we continue to innovate with you in mind, introducing new suites of Funds and providing continuous insights into ever-evolving markets and investment strategies. Our goal is to give you the tools you need to build a resilient portfolio in the face of uncertain times.

Sincerely,

Kirk C. Lehneis

President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.

Not part of the Semiannual Report

Investors should refer to the Fund’s Summary Prospectus and/or Prospectus and consider the Fund’s investment objectives, strategies, risks, charges and expenses carefully before investing. The Summary Prospectus and/or Prospectus contain this and other information about the Fund. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-624-6782, by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, NJ 07302 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available via the MainStay Funds’ website at newyorklifeinvestments.com. Please read the Summary Prospectus and/or Prospectus carefully before investing.

Investment and Performance Comparison1 (Unaudited)

Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.

Average Annual Total Returns for the Period-Ended October 31, 2020

Class	Sales Charge		Inception Date	Six Months	One Year	Since Inception	Gross Expense Ratio[2]

Class A Shares	Maximum 4.5% Initial Sales Charge	With sales charges Excluding sales charges	6/28/2019	1.02 5.78%	–2.18 2.43%	–0.33 3.14%	1.12 1.12%
Investor Class Shares[3]	Maximum 4% Initial Sales Charge	With sales charges Excluding sales charges	6/28/2019	1.03 5.79	–2.24 2.37	–0.40 3.06	1.13 1.13
Class C Shares	Maximum 1% CDSC if Redeemed Within One Year of Purchase	With sales charges Excluding sales charges	6/28/2019	4.67 5.67	1.12 2.12	2.81 2.81	1.38 1.38
Class I Shares	No Sales Charge		6/28/2019	6.01	2.68	3.39	0.87
Class R6 Shares	No Sales Charge		6/28/2019	6.01	2.69	3.41	0.86

1.

The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
2.

The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.

3.	Prior to June 30, 2020, the maximum initial sales charge for Investor Class shares was 4.5%, which is reflected in the average annual total return figures shown.

The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.

5

Benchmark Performance	Six Months	One Year	Since Inception

Bloomberg Barclays Municipal 1-15 Yr Blend Index[4]	4.35%	3.66%	3.79%
Morningstar Municipal National Intermediate Category Average[5]	5.35	2.79	3.21

4.

The Bloomberg Barclays Municipal 1-15 Yr Blend Index is the Fund’s primary broad-based securities-market index for comparison purposes. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly into an index.

5.	The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these portfolios spread their assets across many states and sectors. These portfolios have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.

6	MainStay MacKay Intermediate Tax Free Bond Fund

Cost in Dollars of a $1,000 Investment in MainStay MacKay Intermediate Tax Free Bond Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2020, to October 31, 2020, and the impact of those costs on your investment.

Example

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2020, to October 31, 2020.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2020. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class	Beginning Account Value 5/1/20	Ending Account Value (Based on Actual Returns and Expenses) 10/31/20	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 10/31/20	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]

Class A Shares	$1,000.00	$1,057.80	$3.73	$1,021.58	$3.67	0.72%

Investor Class Shares	$1,000.00	$1,057.90	$4.72	$1,020.62	$4.63	0.91%

Class C Shares	$1,000.00	$1,056.70	$6.01	$1,019.36	$5.90	1.16%

Class I Shares	$1,000.00	$1,060.10	$2.60	$1,022.68	$2.55	0.50%

Class R6 Shares	$1,000.00	$1,060.10	$2.60	$1,022.68	$2.55	0.50%

1.

Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.

2.	Expenses are equal to the Fund’s annualized expense ratio to reflect the six-month period.

7

Portfolio Composition as of October 31, 2020 (Unaudited)

Illinois	14.6%

California	8.6

New York	8.6

Pennsylvania	5.2

Florida	3.9

Connecticut	3.8

Georgia	3.8

New Jersey	3.7

Utah	3.7

Washington	3.4

Michigan	2.8

Minnesota	2.6

Nevada	2.5

Guam	2.3

Texas	2.3

Louisiana	1.8

Colorado	1.7

Mississippi	1.7

Nebraska	1.7

New Mexico	1.7

Arizona	1.6%

Alabama	1.5

Idaho	1.5

Missouri	1.4

Indiana	1.3

Maryland	1.0

Puerto Rico	1.0

Kentucky	0.9

New Hampshire	0.9

North Carolina	0.9

Ohio	0.9

Wisconsin	0.8

Kansas	0.7

Alaska	0.5

South Carolina	0.5

West Virginia	0.5

Virginia	0.2

Other Assets, Less Liabilities	3.5

100.0%

See Portfolio of Investments beginning on page 11 for specific holdings within these categories. The Fund’s holdings are subject to change.

Top Ten Holdings as of October 31, 2020 (excluding short-term investment) (Unaudited)

1.	State of Minnesota, Unlimited General Obligation, 5.00%, due 10/1/29

2.	Shenandoah Valley School District, Limited General Obligation, 4.00%, due 8/1/27

3.	Village of Mundelein IL, Unlimited General Obligation, 4.00%, due 12/15/25–12/15/39

4.	Cook County Township High School District No. 220 Reavis, Unlimited General Obligation, 5.00%, due 12/1/29

5.	California Municipal Finance Authority, CHF Davis I LLC, Revenue Bonds, 5.00%, due 5/15/36
6.	Etowah Water & Sewer Authority, Revenue Bonds, 4.00%, due 3/1/34

7.	City of Shreveport LA, Water & Sewer, Revenue Bonds, 5.00%, due 12/1/32

8.	Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds, 5.00%, due 7/1/37

9.	Mississippi Hospital Equipment & Facilities Authority, Forrest County General Hospital Refunding Project, Revenue Bonds, 5.00%, due 1/1/34

10.	Great Lakes Water Authority, Water Supply System, Revenue Bonds, 5.00%, due 7/1/28

8	MainStay MacKay Intermediate Tax Free Bond Fund

Portfolio Management Discussion and Analysis (Unaudited)

Questions answered by portfolio managers John Loffredo, CFA, Robert DiMella, CFA, Michael Petty, David Dowden, Scott Sprauer, Frances Lewis and John Lawlor of MacKay Shields LLC, the Fund’s Subadvisor.

How did MainStay MacKay Intermediate Tax Free Bond Fund perform relative to its benchmark and peer group during the six months ended October 31, 2020?

For the six months ended October 31, 2020, Class I shares of MainStay MacKay Intermediate Tax Free Bond Fund returned 6.01%, outperforming the 4.35% return of the Fund’s primary benchmark, the Bloomberg Barclays Municipal Index 1–15 Year Blend. Over the same period, Class I shares also outperformed the 5.35% return of the Morningstar Muni National Intermediate Category Average.1

What factors affected the Fund’s relative performance during the reporting period?

During the reporting period, the Fund outperformed the Bloomberg Barclays Municipal Index 1–15 Year Blend primarily due to advantageous credit selection and yield curve2 positioning. Specifically, security selection within the local general obligation and education sectors enhanced relative performance, although an underweight allocation to the appropriation and state general obligation sectors detracted. From a credit quality perspective, selection among bonds rated AA and A—most of them insured—bolstered returns, while underweight exposure to bonds rated AAA detracted.3

During the reporting period, were there any market events that materially impacted the Fund’s performance or liquidity?

The COVID-19 pandemic continued to impact the municipal market throughout the reporting period. After the initial decline in prices and widening in credit spreads4 that affected the entire municipal market in March 2020, medium- to higher-quality bonds recovered relatively quickly. However, due to the economic impact of the pandemic, more credit-sensitive bonds in the municipal market were slower to bounce back. For those issuers and sectors considered to have direct ‘front line’ exposure to the economic shutdown, performance was mixed as the market sought to delineate the severity of the impact on an issuer-by-issuer basis. In this environment, more credit-

sensitive bonds underperformed. By contrast, insured bonds performed relatively well due to their perceived credit attributes, thereby bolstering the Fund’s returns relative to the Bloomberg Barclays Municipal Index 1–15 Year Blend.

During the reporting period, how was the Fund’s performance materially affected by investments in derivatives?

During the reporting period, the Fund used U.S. Treasury futures to maintain a neutral duration relative to the Bloomberg Barclays Municipal Index 1–15 Year Blend. This hedge did not have a material impact on the Fund’s relative performance.

What was the Fund’s duration5 strategy during the reporting period?

The Fund targeted a neutral duration relative to the benchmark. As of October 31, 2020, the Fund’s modified duration to worst6 was 5.32 years while the benchmark’s modified duration to worst was 4.24 years.

During the reporting period, which sectors were the strongest positive contributors to the Fund’s relative performance and which sectors were particularly weak?

During the reporting period, bonds in the local general obligation and education sectors made positive contributions to the Fund’s performance relative to the Bloomberg Barclays Municipal Bond 1–15 Year Blend. (Contributions take weightings and total returns into account.) Conversely, investments in the appropriation-backed and state general obligation sectors detracted from relative returns. Among states, the Fund’s relatively overweight exposure to bonds from Illinois contributed positively to performance, while holdings of bonds from New York, New Jersey and Texas weakened relative returns. From a credit perspective, selection among bonds rated AA and A enhanced returns, while underweight exposure to bonds rated AAA weighed on those results. Lastly, performance benefited from selection among bonds maturing in seven or more years.

1.	See page 5 for other share class returns, which may be higher or lower than Class I share returns. See page 6 for more information on benchmark and peer group returns.
2.

The yield curve is a line that plots the yields of various securities of similar quality—typically U.S. Treasury issues—across a range of maturities. The U.S. Treasury yield curve serves as a benchmark for other debt and is used in economic forecasting.

3.

An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s (“S&P”), and in the opinion of S&P, the obligor’s capacity to meet its financial commitment on the obligation is extremely strong. An obligation rated ‘AA’ by S&P is deemed by S&P to differ from the highest-rated obligations only to a small degree. In the opinion of S&P, the obligor’s capacity to meet its financial commitment on the obligation is very strong. An obligation rated ‘A’ by S&P is deemed by S&P to be somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. In the opinion of S&P, however, the obligor’s capacity to meet its financial commitment on the obligation is still strong. When applied to Fund holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund.

4.

The terms “spread” and “yield spread” may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.

5.

Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.

6.

Modified duration is inversely related to the approximate percentage change in price for a given change in yield. Duration to worst is the duration of a bond computed using the bond’s nearest call date or maturity, whichever comes first. This measure ignores future cash flow fluctuations due to embedded optionality.

9

What were some of the Fund’s largest purchases and sales during the reporting period?

The Fund remained focused on diversification and liquidity, so no individual transaction was considered significant.

How did the Fund’s sector weighting change during the reporting period?

The Fund made no significant sector weighting changes during the reporting period. Minor changes included increased exposure to the transportation sector and decreased exposure to the housing sector. Among ratings, the Fund increased its exposure to credits rated BBB,7 and decreased its exposure to credits rated AAA. Across states, the Fund increased its exposure to bonds from New York and Illinois, and trimmed its exposure to bonds from Texas, Massachusetts and New Mexico.

How was the Fund positioned at the end of the reporting period?

As of October 31, 2020, the Fund held overweight positions relative to the Bloomberg Barclays Municipal Index 1–15 Year Blend in the local general obligation and other revenue sectors, and underweight positions in the state general obligation and prerefunded/ETM (escrowed to maturity) sectors. Across states, the Fund held overweight exposure to bonds from Illinois and Utah, and was underweight in bonds from California and Texas. Regarding credit quality, the Fund held modest exposure to bonds rated below investment grade and underweight to bonds rated AAA. Finally, the Fund held greater-than-benchmark weights at both the short end of the maturity spectrum and beyond seven years, while holding less-than-benchmark exposure to bonds maturing between three and seven years.

7.

An obligation rated ‘BBB’ by S&P is deemed by S&P to exhibit adequate protection parameters. In the opinion of S&P, however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. When applied to Fund holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

10	MainStay MacKay Intermediate Tax Free Bond Fund

Portfolio of Investments October 31, 2020 (Unaudited)

	Principal Amount	Value
Municipal Bonds 96.5% † Long-Term Municipal Bonds 96.5%
Alabama 1.5%
Birmingham Airport Authority, Revenue Bonds Insured: BAM 5.00%, due 7/1/30	$500,000	$645,110
Chilton County Health Care Authority, Chilton County Hospital Project, Revenue Bonds Series A 5.00%, due 11/1/28	200,000	234,916

		880,026

Alaska 0.5%
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds 5.00%, due 6/1/28	250,000	285,468

Arizona 1.6%
Arizona Industrial Development Authority, Equitable School Revolving Fund, Revenue Bonds
Series A 4.00%, due 11/1/36	250,000	289,635
Series A 5.00%, due 11/1/23	250,000	281,998
Series A 5.00%, due 11/1/25	340,000	409,302

		980,935

California 8.6%
ABAG Finance Authority for Nonprofit Corp., Windemere Ranch Infrastructure Financing Program, Special Tax Series A, Insured: AGM 5.00%, due 9/2/30	70,000	85,751
California County Tobacco Securitization Agency, Revenue Bonds Series A 5.00%, due 6/1/30	250,000	330,668
California Municipal Finance Authority, CHF Davis I LLC, Revenue Bonds Insured: BAM 5.00%, due 5/15/36	1,000,000	1,200,520
California Municipal Finance Authority, UCR North District Phase 1 Student Housing Project, Revenue Bonds Insured: BAM 5.00%, due 5/15/26	500,000	597,340
City of Los Angeles, Department of Airports, Los Angeles International Airport, Revenue Bonds Series D 5.00%, due 5/15/32 (a)	650,000	806,780

	Principal Amount	Value
California (continued)
Ripon Redevelopment Agency Successor Agency, Tax Allocation Insured: BAM 4.00%, due 11/1/34	$550,000	$660,181
Roseville Joint Union High School District, School Financing Project, Certificate of Participation Insured: BAM 2.125%, due 6/1/35	500,000	500,400
South Bay Union School District / San Diego County, Unlimited General Obligation (zero coupon), due 8/1/22	1,000,000	989,950

		5,171,590

Colorado 1.7%
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group, Revenue Bonds Series A-2
5.00%, due 8/1/32	110,000	136,245
Series A-2 5.00%, due 8/1/33	90,000	110,893
Series A-1 5.00%, due 8/1/34	75,000	92,137
Series A-1 5.00%, due 8/1/35	105,000	128,523
Crystal Valley Metropolitan District No. 2, Limited General Obligation Series A, Insured: AGM 4.00%, due 12/1/36	500,000	585,580

		1,053,378

Connecticut 3.8%
City of Waterbury CT, Unlimited General Obligation Series A 5.00%, due 2/1/33	500,000	649,555
State of Connecticut, Special Tax, Revenue Bonds Series A 4.00%, due 5/1/36	500,000	580,245
State of Connecticut, Unlimited General Obligation Series E, Insured: BAM 5.00%, due 9/15/34	500,000	629,950
University of Connecticut, Revenue Bonds Series A, Insured: BAM 5.00%, due 1/15/37	385,000	460,418

		2,320,168

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	11

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida 3.9%
County of Osceola FL, Transportation, Revenue Bonds Series A-1 5.00%, due 10/1/31	$350,000	$428,691
Harbor Bay Community Development District, Special Assessment
Series A-1 3.10%, due 5/1/24	445,000	451,025
Series A-2 3.10%, due 5/1/24	295,000	299,012
Pinellas County Industrial Development Authority, Foundation for Global Understanding Project, Revenue Bonds 5.00%, due 7/1/29	600,000	664,548
State of Florida, State Board Of Education, Public Education Capital Outlay, Unlimited General Obligation Series C 4.00%, due 6/1/30	500,000	526,990

		2,370,266

Georgia 3.8%
Brookhaven Development Authority, Children’s Healthcare of Atlanta, Revenue Bonds Series A 5.00%, due 7/1/22	500,000	538,735
Etowah Water & Sewer Authority, Revenue Bonds Insured: BAM 4.00%, due 3/1/34	1,000,000	1,157,750
Municipal Electric Authority of Georgia, Revenue Bonds Series A 5.00%, due 1/1/38	500,000	610,165

		2,306,650

Guam 2.3%
Guam Government, Business Privilege Tax, Revenue Bonds Series D 5.00%, due 11/15/27	365,000	410,939
Guam Government, Waterworks Authority, Revenue Bonds 5.25%, due 7/1/33	500,000	564,695
Guam Power Authority, Revenue Bonds Series A 5.00%, due 10/1/34	385,000	403,299

		1,378,933

	Principal Amount	Value
Idaho 1.5%
Idaho Health Facilities Authority, Ada County Coroner Project, Revenue Bonds 4.00%, due 9/1/40	$400,000	$465,480
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds 5.00%, due 9/1/37	370,000	411,181

		876,661

Illinois 14.6%
Chicago O’Hare International Airport, Revenue Bonds
Series C 5.00%, due 1/1/28	200,000	237,920
Series C 5.00%, due 1/1/34	250,000	286,943
Chicago Park District, Limited General Obligation Series C 5.00%, due 1/1/23	500,000	538,855
Chicago Park District, Limited Tax, Limited General Obligation Series B 5.00%, due 1/1/24	500,000	556,300
City of Chicago IL, Unlimited General Obligation Series A 5.00%, due 12/1/21	500,000	500,865
City of Chicago IL, Wastewater Transmission, Revenue Bonds Insured: AGM 5.00%, due 1/1/31	500,000	557,620
City of Monmouth IL, Unlimited General Obligation Insured: BAM 4.00%, due 12/1/27	300,000	316,107
Cook County Township High School District No. 220 Reavis, Unlimited General Obligation Insured: BAM 5.00%, due 12/1/29	1,000,000	1,272,340
Kankakee County School District No. 111, Limited General Obligation Insured: BAM 4.00%, due 1/1/23	265,000	282,077
Peoria County Community Unit School District No. 323, Unlimited General Obligation 4.00%, due 4/1/28	250,000	296,950
Regional Transportation Authority, Revenue Bonds Series A, Insured: NATL-RE 5.50%, due 7/1/24	160,000	186,822

12	MainStay MacKay Intermediate Tax Free Bond Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Sales Tax Securitization Corp., Revenue Bonds Series A 5.00%, due 1/1/30	$500,000	$619,970
Sangamon County School District No. 186 Springfield, Unlimited General Obligation Series C , Insured: AGM 5.00%, due 6/1/29	555,000	711,138
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville, Unlimited General Obligation Series B, Insured: BAM 5.00%, due 12/1/34	250,000	309,737
Southwestern Illinois Development Authority, Revenue Bonds 4.00%, due 4/15/33	250,000	298,002
State of Illinois, Unlimited General Obligation 5.50%, due 5/1/39	500,000	551,740
Village of Mundelein IL, Unlimited General Obligation
Insured: AGM 4.00%, due 12/15/25	210,000	244,348
Insured: AGM 4.00%, due 12/15/26	345,000	408,497
Insured: AGM 4.00%, due 12/15/27	300,000	361,335
Insured: AGM 4.00%, due 12/15/39	250,000	290,638

		8,828,204

Indiana 1.3%
City of Fort Wayne IN, Waterworks Utility Revenue, Revenue Bonds Series A 0.05%, due 12/1/39	1,275,000	810,364

Kansas 0.7%
Wichita Health Care Facilities, Presbyterian Manors Obligated Group, Revenue Bonds 4.00%, due 5/15/21	450,000	450,536

Kentucky 0.9%
Kentucky Economic Development Finance Authority, Revenue Bonds Series A 5.00%, due 7/1/28	500,000	554,115

Louisiana 1.8%
City of Shreveport LA, Water & Sewer, Revenue Bonds Series B, Insured: BAM 5.00%, due 12/1/32	920,000	1,113,007

	Principal Amount	Value
Maryland 1.0%
County of Frederick Maryland, Urbana Community Development Authority, Special Tax Series A 4.00%, due 7/1/34	$500,000	$582,000

Michigan 2.8%
Great Lakes Water Authority, Water Supply System, Revenue Bonds Series A 5.00%, due 7/1/28	800,000	1,011,776
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds Series B 5.00%, due 7/1/31	100,000	109,035
Michigan Finance Authority, Revenue Bonds Series A, Class 1 4.00%, due 6/1/34	500,000	585,380

		1,706,191

Minnesota 2.6%
State of Minnesota, Unlimited General Obligation Series A 5.00%, due 10/1/29	1,220,000	1,559,794

Mississippi 1.7%
Mississippi Hospital Equipment & Facilities Authority, Forrest County General Hospital Refunding Project, Revenue Bonds Series A 5.00%, due 1/1/34	810,000	1,015,254

Missouri 1.4%
St. Louis Airport Revenue, St. Louis Lambert International Airport, Revenue Bonds Series B 5.00%, due 7/1/36 (a)	725,000	860,763

Nebraska 1.7%
Central Plains Energy, Project No. 4, Revenue Bonds 5.00%, due 3/1/50 (b)	900,000	1,008,522

Nevada 2.5%
Clark County School District, Limited General Obligation Series B, Insured: AGM 5.00%, due 6/15/31	500,000	639,900
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds Series B 5.00%, due 7/1/43	250,000	287,520

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	13

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Nevada (continued)
Sparks Tourism Improvement District No. 1, Revenue Bonds Series A 2.75%, due 6/15/28 (c)	$600,000	$585,840

		1,513,260

New Hampshire 0.9%
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds Series A 4.00%, due 4/1/30 (a)	500,000	548,740

New Jersey 3.7%
City of Newark NJ, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 10/1/27	250,000	312,442
Essex County Improvement Authority, North Star Academy Charter School, Revenue Bonds 4.00%, due 7/15/30 (c)	250,000	283,760
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds Series K, Insured: AMBAC 5.25%, due 12/15/20	750,000	753,900
Passaic Valley Sewerage Commission, Revenue Bonds Series J, Insured: AGM 3.00%, due 12/1/32	250,000	276,450
State of New Jersey, Unlimited General Obligation 5.00%, due 6/1/39	500,000	595,510

		2,222,062

New Mexico 1.7%
New Mexico Hospital Equipment Loan Council, First Mortgage Entrance Fee, La Vida Expansion Project, Revenue Bonds Series C 2.25%, due 7/1/23	750,000	730,455
Santa Fe Retirement Facilities Revenue, El Castillo Retirement Project, Revenue Bonds Series B-2 2.25%, due 5/15/24	300,000	291,429

		1,021,884

New York 8.6%
Albany Capital Resource Corp., Albany Leadership Charter School for Girls Project, Revenue Bonds 4.00%, due 6/1/29	445,000	469,697

	Principal Amount	Value
New York (continued)
Metropolitan Transportation Authority, Green Bond, Revenue Bonds Series A-1 5.00%, due 11/15/29	$500,000	$534,405
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series C 5.00%, due 11/15/38	250,000	256,328
Series C 5.00%, due 11/15/42	500,000	512,775
Monroe County Industrial Development Corp., Rochester Regional Health Project, Revenue Bonds 4.00%, due 12/1/36	375,000	418,804
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds Class 1 2.45%, due 9/15/69	500,000	490,680
New York State Thruway Authority, Revenue Bonds Series L 5.00%, due 1/1/32	250,000	308,087
New York State Urban Development Corp., Revenue Bonds Series A 5.00%, due 3/15/36	750,000	957,690
Niagara Falls City School District, Unlimited General Obligation Insured: BAM 4.00%, due 6/15/29	500,000	590,935
Port Authority of New York & New Jersey, Consolidated 211th, Revenue Bonds 4.00%, due 9/1/43	400,000	441,704
Port Authority of New York & New Jersey, Revenue Bonds (a)
Series 197 5.00%, due 11/15/34	100,000	117,460
Series 197 5.00%, due 11/15/35	100,000	117,211

		5,215,776

North Carolina 0.9%
North Carolina Turnpike Authority, Revenue Bonds 5.00%, due 2/1/24	500,000	565,400

Ohio 0.9%
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Revenue Bonds Series D 2.875%, due 2/1/26	250,000	252,872

14	MainStay MacKay Intermediate Tax Free Bond Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Ohio (continued)
West Carrollton City School District, Unlimited General Obligation Series A, Insured: School District Credit Program 4.00%, due 12/1/21	$250,000	$260,055

		512,927

Pennsylvania 5.2%
City of Philadelphia PA, Airport, Revenue Bonds Series A 4.00%, due 7/1/35	500,000	572,875
North Pocono School District, Limited General Obligation Series A, Insured: AGM 4.00%, due 9/15/32	500,000	587,075
Shenandoah Valley School District, Limited General Obligation Insured: AGM 4.00%, due 8/1/27	1,185,000	1,410,209
Stroudsburg Area School District, Limited General Obligation Series B, Insured: AGM 4.00%, due 6/1/30	250,000	291,240
Warrior Run School District, Montour Northumberland Union County, Limited General Obligation Insured: AGM 4.00%, due 9/1/36	255,000	279,445

		3,140,844

Puerto Rico 1.0%
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 7/1/35	100,000	104,760
Puerto Rico Sales Tax Financing Corp., Revenue Bonds Series A-1 4.50%, due 7/1/34	500,000	523,500

		628,260

South Carolina 0.5%
South Carolina Public Service Authority, Revenue Bonds Series A 4.00%, due 12/1/37	250,000	287,770

Texas 2.3%
City of Irving TX, Hotel Occupancy Tax, Revenue Bonds 5.00%, due 8/15/24	110,000	117,512

	Principal Amount	Value
Texas (continued)
City of San Antonio Electric & Gas Systems, Revenue Bonds 4.00%, due 2/1/34	$250,000	$288,233
Houston Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Facilities Department, Revenue Bonds 5.00%, due 9/1/28	365,000	407,453
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC, Revenue Bonds 4.00%, due 6/30/32	500,000	577,935

		1,391,133

Utah 3.7%
Utah Charter School Finance Authority, North Star Academy, Revenue Bonds Insured: UT CSCE 4.00%, due 4/15/30	100,000	119,239
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds Insured: UT CSCE 4.00%, due 4/15/40	250,000	285,945
Utah Charter School Finance Authority, Summit Academy, Inc., Revenue Bonds
Series A, Insured: UT CSCE 5.00%, due 4/15/25	135,000	158,547
Series A, Insured: UT CSCE 5.00%, due 4/15/28	200,000	250,678
Series A, Insured: UT CSCE 5.00%, due 4/15/29	185,000	234,909
Utah Infrastructure Agency, Revenue Bonds Series A 5.00%, due 10/15/28	460,000	528,006
Utah Infrastructure Agency, Telecommunication, Revenue Bonds 5.00%, due 10/15/27	250,000	289,043
Utah Transit Authority, Sales Tax, Revenue Bonds Series C, Insured: AGM 5.25%, due 6/15/27	300,000	379,560

		2,245,927

Virginia 0.2%
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series C, Insured: AGM 5.00%, due 10/1/30	100,000	107,246

Washington 3.4%
Lewis County School District No. 226, Unlimited General Obligation Insured: School Bond Guaranty 4.00%, due 12/1/28	390,000	450,684

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	15

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Washington (continued)
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds 5.00%, due 7/1/37	$1,000,000	$1,111,940
Washington State Housing Finance Commission, Transforming Age Projects, Revenue Bonds Series B 2.375%, due 1/1/26 (c)	500,000	481,200

		2,043,824

West Virginia 0.5%
Morgantown Utility Board, Inc., Revenue Bonds Series A, Insured: BAM 4.00%, due 12/1/35	250,000	297,405

	Principal Amount	Value
Wisconsin 0.8%
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Revenue Bonds Insured: AGM 5.00%, due 2/15/32	$400,000	$507,812

Total Investments (Cost $57,045,636)	96.5%	58,363,095
Other Assets, Less Liabilities	3.5	2,129,086
Net Assets	100.0%	$60,492,181

†	Percentages indicated are based on Fund net assets.

(a)	Interest on these securities was subject to alternative minimum tax.

(b)	Floating rate—Rate shown was the rate in effect as of October 31, 2020.

(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

Futures Contracts

As of October 31, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
10-Year United States Treasury Note	(40)	December 2020	$(5,565,214)	$(5,528,750)	$36,464

1.	As of October 31, 2020, cash in the amount of $62,000 was on deposit with a broker or futures commission merchant for futures transactions.

2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2020.

The following abbreviations are used in the preceding pages:

AGM—Assured Guaranty Municipal Corp.

AMBAC—Ambac Assurance Corp.

BAM—Build America Mutual Assurance Co.

CHF—Collegiate Housing Foundation

NATL-RE—National Public Finance Guarantee Corp.

UT CSCE—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020, for valuing the Fund’s assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds	$—	$58,363,095	$—	$58,363,095

Total Investments in Securities	—	58,363,095	—	58,363,095

Other Financial Instruments
Futures Contracts (b)	36,464	—	—	36,464

Total Investments in Securities and Other Financial Instruments	$36,464	$58,363,095	$—	$58,399,559

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

16	MainStay MacKay Intermediate Tax Free Bond Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities as of October 31, 2020 (Unaudited)

Assets
Investment in securities, at value (identified cost $57,045,636)	$58,363,095
Cash	2,707,060
Cash collateral on deposit at broker for futures contracts	62,000
Receivables:
Interest	624,689
Fund shares sold	42,753
Variation margin on futures contracts	7,500
Other assets	32,531

Total assets	61,839,628

Liabilities
Payables:
Investment securities purchased	1,285,580
Professional fees	32,450
Shareholder communication	11,903
Manager (See Note 3)	7,963
Transfer agent (See Note 3)	5,239
Custodian	3,199
Fund shares redeemed	740
Trustees	238
NYLIFE Distributors (See Note 3)	135

Total liabilities	1,347,447

Net assets	$60,492,181

Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$5,978
Additional paid-in capital	59,861,663

59,867,641
Total distributable earnings (loss)	624,540

Net assets	$60,492,181

Class A
Net assets applicable to outstanding shares	$2,107,967

Shares of beneficial interest outstanding	208,267

Net asset value per share outstanding	$10.12
Maximum sales charge (4.50% of offering price)	0.48

Maximum offering price per share outstanding	$10.60

Investor Class
Net assets applicable to outstanding shares	$29,383

Shares of beneficial interest outstanding	2,904

Net asset value per share outstanding	$10.12
Maximum sales charge (4.00% of offering price)	0.42

Maximum offering price per share outstanding	$10.54

Class C
Net assets applicable to outstanding shares	$128,804

Shares of beneficial interest outstanding	12,726

Net asset value and offering price per share outstanding	$10.12

Class I
Net assets applicable to outstanding shares	$58,199,876

Shares of beneficial interest outstanding	5,751,213

Net asset value and offering price per share outstanding	$10.12

Class R6
Net assets applicable to outstanding shares	$26,151

Shares of beneficial interest outstanding	2,584

Net asset value and offering price per share outstanding	$10.12

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	17

Statement of Operations for the six months ended October 31, 2020 (Unaudited)

Investment Income (Loss)
Income
Interest	$621,286

Expenses
Manager (See Note 3)	109,827
Registration	37,971
Professional fees	33,804
Offering (See Note 2)	16,423
Custodian	10,026
Shareholder communication	7,533
Trustees	689
Distribution/Service—Class A (See Note 3)	272
Distribution/Service—Investor Class (See Note 3)	37
Distribution/Service—Class C (See Note 3)	225
Transfer agent (See Note 3)	100
Miscellaneous	5,760

Total expenses before waiver/reimbursement	222,667
Expense waiver/reimbursement from Manager (See Note 3)	(86,153)

Net expenses	136,514

Net investment income (loss)	484,772

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on:
Investment transactions	23,128
Futures transactions	(273,795)

Net realized gain (loss)	(250,667)

Net change in unrealized appreciation (depreciation) on:
Investments	2,531,244
Futures contracts	290,306

Net change in unrealized appreciation (depreciation)	2,821,550

Net realized and unrealized gain (loss)	2,570,883

Net increase (decrease) in net assets resulting from operations	$3,055,655

18	MainStay MacKay Intermediate Tax Free Bond Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statements of Changes in Net Assets

for the six months ended October 31, 2020 (Unaudited) and the period June 28, 2019 (inception date) through April 30, 2020

	2020	2020 (a)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$484,772	$672,272
Net realized gain (loss)	(250,667)	97,052
Net change in unrealized appreciation (depreciation)	2,821,550	(1,467,627)

Net increase (decrease) in net assets resulting from operations	3,055,655	(698,303)

Distributions to shareholders:
Class A	(2,077)	(902)
Investor Class	(260)	(515)
Class C	(675)	(599)
Class I	(588,682)	(1,138,280)
Class R6	(282)	(568)

Total distributions to shareholders	(591,976)	(1,140,864)

Capital share transactions:
Net proceeds from sale of shares	6,642,766	52,586,140
Net asset value of shares issued to shareholders in reinvestment of distributions	591,608	1,140,649
Cost of shares redeemed	(537,578)	(555,916)

Increase (decrease) in net assets derived from capital share transactions	6,696,796	53,170,873

Net increase (decrease) in net assets	9,160,475	51,331,706

Net Assets

Beginning of period	51,331,706	—

End of period	$60,492,181	$51,331,706

(a)	The inception date of the Fund was June 28, 2019.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	19

Financial Highlights selected per share data and ratios

Class A	Six months ended October 31, 2020*	June 28, 2019^ through April 30, 2020

Net asset value at beginning of period	$9.65	$10.00

Net investment income (loss)	0.11	0.14

Net realized and unrealized gain (loss) on investments	0.46	(0.29)

Total from investment operations	0.57	(0.15)

Less distributions:

From net investment income	(0.10)	(0.14)

From net realized gain on investments	—	(0.06)

Total distributions	(0.10)	(0.20)

Net asset value at end of period	$10.12	$9.65

Total investment return (a)	5.78%	(1.44%)

Ratios (to average net assets)/Supplemental Data:

Net investment income (loss)††	1.53%	1.39%

Net expenses††	0.72%	0.77%

Expenses (before waiver/reimbursement)††	1.04%	1.12%

Portfolio turnover rate (b)	37%	108%

Net assets at end of period (in 000’s)	$2,108	$136

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.
(b)	The portfolio turnover rate includes variable rate demand notes.

Investor Class	Six months ended October 31, 2020*	June 28, 2019^ through April 30, 2020

Net asset value at beginning of period	$9.65	$10.00

Net investment income (loss)	0.07	0.14

Net realized and unrealized gain (loss) on investments	0.49	(0.29)

Total from investment operations	0.56	(0.15)

Less distributions:

From net investment income	(0.09)	(0.14)

From net realized gain on investments	—	(0.06)

Total distributions	(0.09)	(0.20)

Net asset value at end of period	$10.12	$9.65

Total investment return (a)	5.79%	(1.56%)

Ratios (to average net assets)/Supplemental Data:

Net investment income (loss)††	1.36%	1.30%

Net expenses††	0.91%	0.79%

Expenses (before waiver/reimbursement)††	1.23%	1.14%

Portfolio turnover rate (b)	37%	108%

Net assets at end of period (in 000’s)	$29	$34

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.
(b)	The portfolio turnover rate includes variable rate demand notes.

20	MainStay MacKay Intermediate Tax Free Bond Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios

Class C	Six months ended October 31, 2020*	June 28, 2019^ through April 30, 2020

Net asset value at beginning of period	$9.65	$10.00

Net investment income (loss)	0.07	0.12

Net realized and unrealized gain (loss) on investments	0.48	(0.29)

Total from investment operations	0.55	(0.17)

Less distributions:

From net investment income	(0.08)	(0.12)

From net realized gain on investments	—	(0.06)

Total distributions	(0.08)	(0.18)

Net asset value at end of period	$10.12	$9.65

Total investment return (a)	5.67%	(1.76%)

Ratios (to average net assets)/Supplemental Data:

Net investment income (loss)††	1.11%	1.11%

Net expenses††	1.16%	1.03%

Expenses (before waiver/reimbursement)††	1.48%	1.38%

Portfolio turnover rate (b)	37%	108%

Net assets at end of period (in 000’s)	$129	$79

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.
(b)	The portfolio turnover rate includes variable rate demand notes.

Class I	Six months ended October 31, 2020*	June 28, 2019^ through April 30, 2020

Net asset value at beginning of period	$9.65	$10.00

Net investment income (loss)	0.09	0.16

Net realized and unrealized gain (loss) on investments	0.49	(0.29)

Total from investment operations	0.58	(0.13)

Less distributions:

From net investment income	(0.11)	(0.16)

From net realized gain on investments	—	(0.06)

Total distributions	(0.11)	(0.22)

Net asset value at end of period	$10.12	$9.65

Total investment return (a)	6.01%	(1.35%)

Ratios (to average net assets)/Supplemental Data:

Net investment income (loss)	1.77%	1.57%

Net expenses	0.50%	0.53%

Expenses (before waiver/reimbursement)	0.82%	0.88%

Portfolio turnover rate (b)	37%	108%

Net assets at end of period (in 000’s)	$58,200	$51,059

*	Unaudited.
^	Inception date.
(a)

Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(b)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	21

Financial Highlights selected per share data and ratios

Class R6	Six months ended October 31, 2020*	June 28, 2019^ through April 30, 2020

Net asset value at beginning of period	$9.65	$10.00

Net investment income (loss)	0.09	0.17

Net realized and unrealized gain (loss) on investments	0.49	(0.29)

Total from investment operations	0.58	(0.12)

Less distributions:

From net investment income	(0.11)	(0.17)

From net realized gain on investments	—	(0.06)

Total distributions	(0.11)	(0.23)

Net asset value at end of period	$10.12	$9.65

Total investment return (a)	6.01%	(1.32%)

Ratios (to average net assets)/Supplemental Data:

Net investment income (loss)††	1.76%	1.60%

Net expenses††	0.50%	0.50%

Expenses (before waiver/reimbursement)††	0.81%	0.86%

Portfolio turnover rate (b)	37%	108%

Net assets at end of period (in 000’s)	$26	$25

*	Unaudited.
^	Inception date.
††	Annualized.
(a)

Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(b)	The portfolio turnover rate includes variable rate demand notes.

22	MainStay MacKay Intermediate Tax Free Bond Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Notes to Financial Statements (Unaudited)

Note 1–Organization and Business

MainStay Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-four funds (collectively referred to as the “Funds”). These financial statements and notes relate to the MainStay MacKay Intermediate Tax Free Bond Fund (the “Fund”), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.

The Fund currently has six classes of shares registered for sale. Class A, Investor Class, Class C, Class I and Class R6 shares commenced operations on June 28, 2019. SIMPLE Class shares were registered for sale effective as of August 31, 2020. As of October 31, 2020, SIMPLE Class shares were not yet offered for sale.

Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. SIMPLE Class shares are currently expected to be offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter ten years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares based on a shareholder’s account balance as described in the Fund’s prospectus. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.

The Fund’s investment objective is to seek current income exempt from regular federal income tax.

Note 2–Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(A)  Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) on each day the Fund is open for business (“valuation date”).

The Board of Trustees of the Trust (the “Board”) adopted procedures establishing methodologies for the valuation of the Fund’s securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Trust (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Fund’s assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the “Manager”), aided to whatever extent necessary by the Subadvisor (as defined in Note 3(A)). To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund’s third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.

The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.

For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

“Fair value” is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or

23

Notes to Financial Statements (Unaudited) (continued)

liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for an identical asset or liability

•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2020, is included at the end of the Portfolio of Investments.

The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund’s valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund’s valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended October 31, 2020, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor, reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. No securities held by the Fund as of October 31, 2020 were fair valued in such a manner.

Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. These securities are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

24	MainStay MacKay Intermediate Tax Free Bond Fund

(B)  Income Taxes.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.

The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager have analyzed the Fund’s tax positions taken at the Fund’s first fiscal period end of April 30, 2020, and has concluded that no provision for federal, state, and local income tax are requited in the Fund’s financial statement. The Fund’s federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired will be subject to examination by the Internal Revenue Service and state and local departments of revenue.

(C)  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.

(D)  Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased, other than Short-Term Investments, for the Fund are accreted and amortized, respectively, on the effective interest rate method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(E)  Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F)  Offering Costs.  Costs were incurred by the Fund in connection with the commencement of the Fund’s operations. These costs are being amortized on a straight line basis over 12 months.

(G)  Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

(H)  Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., interest rate, security or securities index). The Fund is subject to risks such as market price risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund’s involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund’s activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund’s investment in futures contracts and other derivatives may increase the volatility of the Fund’s NAVs and may result in a loss to the Fund. Open futures contracts held as of October 31, 2020, are shown in the Portfolio of Investments.

25

Notes to Financial Statements (Unaudited) (continued)

(I)  Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse due to economic challenges posed by COVID-19. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Certain of the issuers in which the Fund may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades. On May 3, 2017, the Commonwealth of Puerto Rico began proceedings pursuant to the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”) to seek bankruptcy-type protections from approximately $74 billion in debt and approximately $48 billion in unfunded pension obligations. In addition, the economic downturn following the outbreak of COVID-19 and the resulting pressure on Puerto Rico’s budget have further contributed to its financial challenges. Puerto Rico has reached agreements with certain bondholders to restructure outstanding debt issued by certain of Puerto Rico’s instrumentalities and is negotiating the restructuring of its debt with certain other bondholders. Any agreement to restructure such outstanding debt must be approved by the judge overseeing the debt restructuring. Puerto Rico’s debt restructuring process and other economic, political, social, environmental or health factors or developments could occur rapidly and may significantly affect the value of municipal securities of Puerto Rico. Due to the ongoing budget impact from Covid-19 on the Commonwealth’s finances, the Federal Oversight and Management Board or the Commonwealth could seek to revise or even terminate earlier agreements reached with certain creditors prior to the outbreak of COVID-19. Any agreement between the Federal Oversight and Management Board and creditors is subject to approval by the judge overseeing the Title III proceedings. The composition of the Federal Oversight and Management Board is changing significantly due to existing members either stepping down or being replaced as the current board’s term has expired. There is no assurance that newly appointed board members will approve the restructuring agreements the prior board had negotiated.

The Fund’s vulnerability to potential losses associated with such developments may be reduced through investing in municipal securities that feature credit enhancements (such as bond insurance). The bond insurance provider pays both principal and interest when due to the bond holder. The magnitude of Puerto Rico’s debt restructuring or other adverse economic developments could pose significant strains on the ability of municipal securities insurers to meet all future claims. As of October 31, 2020, 50.0% of the Puerto Rico municipal securities held by the Fund were insured.

(J)  Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

(K)  Quantitative Disclosure of Derivative Holdings.  The following tables show additional disclosures related to the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial positions, performance and cash flows. The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.

Fair value of derivative instruments as of October 31, 2020:

Asset Derivatives

	Interest Rate Contracts Risk	Total

Futures Contracts—Net Assets—Net unrealized appreciation on investments and futures contracts (a)	$36,464	$36,464

Total Fair Value	$36,464	$36,464

(a)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2020:

Net Realized Gain (Loss) from:

	Interest Rate Contracts Risk	Total

Futures Contracts	$(273,795)	$(273,795)

Total Net Realized Gain (Loss)	$(273,795)	$(273,795)

Net Change in Unrealized Appreciation (Depreciation) from:

	Interest Rate Contracts Risk	Total

Futures Contracts	$290,306	$290,306

Total Net Change in Unrealized Appreciation (Depreciation)	$290,306	$290,306

26	MainStay MacKay Intermediate Tax Free Bond Fund

Average Notional Amount

	Interest Rate Contracts Risk	Total

Futures Contracts Short	$(5,568,750)	$(5,568,750)

Note 3–Fees and Related Party Transactions

(A)  Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”), serves as the Fund’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC (“MacKay Shields” or the “Subadvisor”), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement (“Subadvisory Agreement”) between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.

Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.40% on all assets.

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed: Class A, 0.77% and Class R6, 0.50% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement, to Investor Class, Class C and Class I shares. This agreement will remain in effect until August 31, 2021, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.

During the six-month period ended October 31, 2020, New York Life Investments earned fees from the Fund in the amount of $109,827 and waived fees and/or reimbursed certain class specific expenses in the amount of $86,153 and paid the Subadvisor in the amount of $11,837.

State Street provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund’s NAVs and assisting New York Life Investments in conducting various aspects of the Fund’s administrative operations. For providing these services to the Fund, State Street is compensated by New York Life Investments.

Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.

(B)  Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly distribution fee from Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Class I and Class R6 shares are not subject to a distribution and/or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund’s shares and service activities.

(C)  Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Investor Class shares during the six month period ended October 31, 2020, was $84.

(D)  Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund’s transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with DST Asset Manager Solutions, Inc. (“DST”), pursuant to which DST performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until August 31, 2021, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended October 31, 2020, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:

Class	Expense	Waived

Investor Class	$25	$—
Class C	75	—

27

Notes to Financial Statements (Unaudited) (continued)

(E)  Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund’s prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.

(F)  Capital.  As of October 31, 2020, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:

Class A	$26,022	1.2%
Investor Class	26,002	88.5
Class C	25,921	20.1
Class I	52,097,614	89.5
Class R6	26,107	99.8

Note 4–Federal Income Tax

As of October 31, 2020, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Investments in Securities	$57,179,392	$1,592,138	$(408,435)	$1,183,703

During the period ended April 30, 2020, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets were as follows:

2020

Distributions paid from:
Ordinary Income	$261,895
Exempt Interest Dividends	850,822
Long-Term Capital Gain	28,147
Total	$1,140,864

Note 5–Custodian

State Street is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund’s net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.

Note 6–Line of Credit

The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.

Effective July 28, 2020, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan Chase Bank NA, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate or the one-month London Interbank Offered Rate (“LIBOR”), whichever is higher. The Credit Agreement expires on July 27, 2021, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 28, 2020, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement, but State Street served as agent to the syndicate. During the six-month period ended October 31, 2020, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement or the credit agreement for which State Street served as agent.

Note 7–Interfund Lending Program

Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another subject to the conditions of the exemptive order. During the six-month period ended October 31, 2020, there were no interfund loans made or outstanding with respect to the Fund.

Note 8–Purchases and Sales of Securities (in 000’s)

During the six-month period ended October 31, 2020, purchases and sales of securities, other than short-term securities, were $26,559 and $19,270, respectively.

Note 9–Capital Share Transactions

Transactions in capital shares for the six-month period ended October 31, 2020 and the period ended April 30, 2020, were as follows:

Class A	Shares	Amount

Six-month period ended October 31, 2020:
Shares sold	194,007	$1,964,300
Shares issued to shareholders in reinvestment of distributions	205	2,077
Shares redeemed	(11)	(109)

Net increase (decrease)	194,201	$1,966,268

Period ended April 30, 2020 (a):
Shares sold	16,092	$158,821
Shares issued to shareholders in reinvestment of distributions	90	894
Shares redeemed	(2,116)	(20,465)

Net increase (decrease)	14,066	$139,250

28	MainStay MacKay Intermediate Tax Free Bond Fund

Investor Class	Shares	Amount

Six-month period ended October 31, 2020:
Shares sold	1,694	$17,001
Shares issued to shareholders in reinvestment of distributions	25	259
Shares redeemed	(2,288)	(22,792)

Net increase (decrease)	(569)	$(5,532)

Period ended April 30, 2020 (a):
Shares sold	3,423	$33,850
Shares issued to shareholders in reinvestment of distributions	51	515
Shares redeemed	(1)	(10)

Net increase (decrease)	3,473	$34,355

Class C	Shares	Amount

Six-month period ended October 31, 2020:
Shares sold	4,502	$45,616
Shares issued to shareholders in reinvestment of distributions	67	675

Net increase (decrease)	4,569	$46,291

Period ended April 30, 2020 (a):
Shares sold	10,042	$102,660
Shares issued to shareholders in reinvestment of distributions	60	599
Shares redeemed	(1,945)	(20,010)

Net increase (decrease)	8,157	$83,249

Class I	Shares	Amount

Six-month period ended October 31, 2020:
Shares sold	454,435	$4,615,849
Shares issued to shareholders in reinvestment of distributions	58,185	588,315
Shares redeemed	(52,121)	(514,677)

Net increase (decrease)	460,499	$4,689,487

Period ended April 30, 2020 (a):
Shares sold	5,228,676	$52,265,799
Shares issued to shareholders in reinvestment of distributions	112,987	1,138,073
Shares redeemed	(50,949)	(515,421)

Net increase (decrease)	5,290,714	$52,888,451

Class R6	Shares	Amount

Six-month period ended October 31, 2020:
Shares issued to shareholders in reinvestment of distributions	28	282

Net increase (decrease)	28	$282

Period ended April 30, 2020 (a):
Shares sold	2,501	$25,010
Shares issued to shareholders in reinvestment of distributions	56	568
Shares redeemed	(1)	(10)

Net increase (decrease)	2,556	$25,568

(a) The inception date of the Fund was June 28, 2019.

Note 10–Recent Accounting Pronouncement

To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which adds, removes, and modifies certain fair value measurement disclosure requirements. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019. The Manager evaluated the implications of certain provisions of ASU 2018-13 and determined to early adopt aspects related to the removal and modifications of certain fair value measurement disclosures, which are currently in place as of October 31, 2020. The Manager is evaluating the implications of certain other provisions of ASU 2018-13 related to new disclosure requirements and has not yet determined the impact of those provisions on the financial statement disclosures, if any.

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2020-04 (“ASU 2020-04”), which provides optional guidance to ease the potential accounting burden associated with transitioning away from LIBOR and other reference rates that are expected to be discontinued. ASU 2020-04 is effective immediately upon release of the update on March 12, 2020, through December 31, 2022. At this time, the Manager is evaluating the implications of certain other provisions of ASU 2020-04 related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

Note 11–Other Matters

An outbreak of COVID-19, first detected in December 2019, has developed into a global pandemic and has resulted in travel restrictions, closure of international borders, certain businesses and securities markets, restrictions on securities trading activities, prolonged quarantines, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The continued impact of COVID-19 is uncertain and could further adversely affect the global economy, national economies, individual issuers and capital markets in unforeseeable ways and result in a substantial and extended economic downturn. Developments that disrupt global economies and financial markets, such as COVID-19, may magnify factors that affect the Fund’s performance.

Note 12–Subsequent Events

In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2020, events and transactions subsequent to October 31, 2020, through the date the financial statements were issued have been evaluated by the Manager, for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

29

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Fund’s securities is available free of charge upon request, by visiting the MainStay Funds’ website at newyorklifeinvestments.com or visiting the SEC’s website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting records for the 12-month period ending June 30 on Form N-PX. The most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-624-6782; visiting the MainStay Funds’ website at newyorklifeinvestments.com; or visiting the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC 60 days after its first and third fiscal quarter on Form N-PORT. The Fund’s holdings report is available free of charge by visiting the SEC’s website at www.sec.gov or upon request by calling New York Life Investments at 800-624-6782.

30	MainStay MacKay Intermediate Tax Free Bond Fund

MainStay Funds

Equity

U.S. Equity

MainStay Epoch U.S. All Cap Fund

MainStay Epoch U.S. Equity Yield Fund

MainStay MacKay Common Stock Fund

MainStay MacKay Growth Fund

MainStay MacKay S&P 500 Index Fund

MainStay MacKay Small Cap Core Fund

MainStay MacKay U.S. Equity Opportunities Fund

MainStay MAP Equity Fund

MainStay Winslow Large Cap Growth Fund1

International Equity

MainStay Epoch International Choice Fund

MainStay MacKay International Equity Fund

MainStay MacKay International Opportunities Fund

Emerging Markets Equity

MainStay Candriam Emerging Markets Equity Fund

Global Equity

MainStay Epoch Capital Growth Fund

MainStay Epoch Global Equity Yield Fund

Fixed Income

Taxable Income

MainStay Candriam Emerging Markets Debt Fund

MainStay Floating Rate Fund

MainStay MacKay High Yield Corporate Bond Fund

MainStay MacKay Short Duration High Yield Fund

MainStay MacKay Total Return Bond Fund

MainStay MacKay Unconstrained Bond Fund

MainStay MacKay U.S. Infrastructure Bond Fund2

MainStay Short Term Bond Fund3

Tax-Exempt Income

MainStay MacKay California Tax Free Opportunities Fund4

MainStay MacKay High Yield Municipal Bond Fund

MainStay MacKay Intermediate Tax Free Bond Fund

MainStay MacKay New York Tax Free Opportunities Fund5

MainStay MacKay Short Term Municipal Fund

MainStay MacKay Tax Free Bond Fund

Money Market

MainStay Money Market Fund

Mixed Asset

MainStay Balanced Fund

MainStay Income Builder Fund

MainStay MacKay Convertible Fund

Speciality

MainStay CBRE Global Infrastructure Fund

MainStay CBRE Real Estate Fund

MainStay Cushing MLP Premier Fund

Asset Allocation

MainStay Conservative Allocation Fund

MainStay Conservative ETF Allocation Fund

MainStay Defensive ETF Allocation Fund

MainStay Equity Allocation Fund6

MainStay Equity ETF Allocation Fund

MainStay Growth Allocation Fund7

MainStay Growth ETF Allocation Fund

MainStay Moderate Allocation Fund

MainStay Moderate ETF Allocation Fund

Manager

New York Life Investment Management LLC

New York, New York

Subadvisors

Candriam Belgium S.A.8

Brussels, Belgium

Candriam Luxembourg S.C.A.8

Strassen, Luxembourg

CBRE Clarion Securities LLC

Radnor, Pennsylvania

Cushing Asset Management, LP

Dallas, Texas

Epoch Investment Partners, Inc.

New York, New York

MacKay Shields LLC8

New York, New York

Markston International LLC

White Plains, New York

NYL Investors LLC8

New York, New York

Winslow Capital Management, LLC

Minneapolis, Minnesota

Legal Counsel

Dechert LLP

Washington, District of Columbia

Independent Registered Public Accounting Firm

KPMG LLP

Philadelphia, Pennsylvania

Distributor

NYLIFE Distributors LLC8

Jersey City, New Jersey

Custodian9

State Street Bank and Trust Company

Boston, Massachusetts

1.	Formerly known as MainStay Large Cap Growth Fund.
2.	Formerly known as MainStay MacKay Infrastructure Bond Fund.
3.	Formerly known as MainStay Indexed Bond Fund.
4.

This Fund is registered for sale in AZ, CA, NV, OR, TX, UT and WA. Class A and Class I shares are registered for sale in MI. Class I and Class C2 shares are registered for sale in CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY.

5.	This Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY and VT.
6.	Formerly known as MainStay Growth Allocation Fund.
7.	Formerly known as MainStay Moderate Growth Allocation Fund.
8.	An affiliate of New York Life Investment Management LLC.
9.

The custodian for MainStay Cushing MLP Premier Fund is U.S. Bank National Association, Milwaukee, Wisconsin and the custodian for the MainStay ETF Asset Allocation Funds is JPMorgan Chase Bank, N.A., New York, New York.

Not part of the Semiannual Report

For more information

800-624-6782

newyorklifeinvestments.com

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. The MainStay Funds® are managed by New York Life Investment Management LLC and distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, a wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors LLC is a Member FINRA/SIPC.

©2020 NYLIFE Distributors LLC. All rights reserved.

1838250 MS203-20	MSITFB10-12/20 (NYLIM) NL466

MainStay MacKay Short Term

Municipal Fund

Message from the President and Semiannual Report

Unaudited  |  October 31, 2020

Beginning on January 1, 2021, paper copies of each MainStay Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from MainStay Funds or from your financial intermediary. Instead, the reports will be made available on the MainStay Funds’ website. You will be notified by mail and provided with a website address to access the report each time a new report is posted to the website.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from MainStay Funds electronically by calling toll-free 800-624-6782, by sending an e-mail to MainStayShareholderServices@nylim.com, or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper form free of charge. If you hold shares of a MainStay Fund directly, you can inform MainStay Funds that you wish to receive paper copies of reports by calling toll-free 800-624-6782 or by sending an e-mail to MainStayShareholderServices@nylim.com. If you hold shares of a MainStay Fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper form will apply to all MainStay Funds in which you are invested and may apply to all funds held with your financial intermediary.

Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

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Message from the President

Although the global coronavirus pandemic continued to afflict populations and economies around the world, most broad U.S. stock and bond markets gained ground, rebounding from earlier pandemic-related declines to rise during the six-month reporting period ended October 31, 2020.

The backdrop for the reporting period was set in February and March 2020 as COVID-19 spread worldwide. Governments struggled to support overburdened health care systems by issuing “stay-at-home” orders and placing restrictions on nonessential activity. These responses slowed global economic activity, driving stock and bond indices sharply lower. Emergency monetary and fiscal measures promised economic relief, and by early April, market sentiment began to improve. Unemployment remained high, some sectors of the global economy remained depressed and many questions surrounding the pandemic had yet to be answered. Nevertheless, investors looked forward to a gradual lessening of restrictions on nonessential businesses, the possibility of additional stimulus and apparent progress in the development of a vaccine.

As the reporting period began on May 1, 2020, the S&P 500® Index, a widely regarded benchmark of U.S. equity market performance, had already recovered much of the ground it lost in February and March 2020. By late-August, the S&P 500® Index had reached new record levels. However, a resurgence of coronavirus cases in many parts of the country and uncertainties related to the November 3, 2020, U.S. election caused the rally to falter as the reporting period drew to a close.

Nevertheless, for the reporting period as a whole, U.S. equity indices generally produced strong gains. Returns proved most robust among small- to mid-cap stocks and growth-oriented stocks, while large-cap and value-oriented issues posted slightly milder gains. Within the S&P 500® Index, the consumer discretionary sector generated the strongest returns buoyed by better-than-expected levels of consumer spending. The materials, information technology, industrials and communication services sectors all outperformed the S&P 500® Index. The utilities, financials, consumer staples, health care and real estate sectors generated positive returns but lagged the Index. Only the energy sector ended the reporting period in negative territory, experiencing sharp losses due to low petroleum prices and weak global demand. International equities rose, but tended to trail their U.S. counterparts due to weaker underlying economic growth and somewhat less aggressive monetary and fiscal stimulus. Emerging-market equities tracked the performance of U.S. equity markets more closely, led by relatively strong returns in Asian markets, including China and South Korea.

Risk-on conditions prevailed for fixed-income markets as well, favoring lower credit quality and longer duration securities. Corporate bonds generally gained ground, with high-yield securities tending to outperform investment-grade instruments. Similarly, among municipal bond issues, high-yield securities outperformed. Recognized safe havens, such as long-term U.S. government bonds, which had attracted risk-averse investors during the height of the market sell-off in early 2020, experienced declining prices. Emerging-market debt, on the other hand, outperformed most other bond types as investors overlooked risk in pursuit of higher return potential.

Although the ongoing pandemic continues to change the way that many of us work and live our lives, at New York Life Investments, we remain dedicated to providing you, as a MainStay investor, with products, information and services to help you to navigate today’s rapidly changing investment environment. By taking appropriate steps to minimize community spread of COVID-19 within our organization and despite the challenges posed by the coronavirus pandemic, we continue to innovate with you in mind, introducing new suites of Funds and providing continuous insights into ever-evolving markets and investment strategies. Our goal is to give you the tools you need to build a resilient portfolio in the face of uncertain times.

Sincerely,

Kirk C. Lehneis

President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.

Not part of the Semiannual Report

Investors should refer to the Fund’s Summary Prospectus and/or Prospectus and consider the Fund’s investment objectives, strategies, risks, charges and expenses carefully before investing. The Summary Prospectus and/or Prospectus contain this and other information about the Fund. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-624-6782, by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, NJ 07302 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available via the MainStay Funds’ website at newyorklifeinvestments.com. Please read the Summary Prospectus and/or Prospectus carefully before investing.

Investment and Performance Comparison1 (Unaudited)

Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.

Average Annual Total Returns for the Period-Ended October 31, 20202

Class	Sales Charge		Inception Date	Six Months or Since Inception	One Year	Five Years	Ten Years	Gross Expense Ratio[3]

Class A Shares[4]	Maximum 1% Initial Sales Charge	With sales charges Excluding sales charges	1/2/2004	0.96 1.98%	0.75 1.77%	1.12 1.32%	0.63 0.93%	0.70 0.70%
Class A2 Shares	Maximum 2% Initial Sales Charge	With sales charges Excluding sales charges	9/30/2020	–2.05 –0.05	N/A N/A	N/A N/A	N/A N/A	0.70 0.70
Investor Class Shares[4,5]	Maximum .50% Initial Sales Charge	With sales charges Excluding sales charges	2/28/2008	0.90 1.92	0.59 1.61	0.73 0.93	0.24 0.55	1.28 1.28
Class I Shares	No Sales Charge		1/2/1991	2.12	2.15	1.61	1.20	0.45

1.

The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.

2.

Effective June 1, 2015, the Fund changed, among other things, its investment objective and principal investment strategies. Effective May 22, 2018, the Fund made further changes to, among other things, its principal investment strategies. Effective February 28, 2019, the Fund further changed its investment objective. The performance information shown in this report reflects the Fund’s prior investment objectives and principal investment strategies, as applicable.
3.

The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.

4.	Prior to June 1, 2015, the maximum initial sales charge for Investor Class shares was 3.0%, which is reflected in the average annual total return figures shown.
5.	Prior to June 30, 2020, the maximum initial sales charge for Investor Class shares was 1.0%, which is reflected in the average annual total return figures shown.

The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.

5

Benchmark Performance	Six Months	One Year	Five Years	Ten Years

Bloomberg Barclays 3-Year Municipal Bond Index[6]	2.70%	2.90%	1.85%	1.77%
Morningstar Muni National Short Category Average[7]	2.54	1.92	1.52	1.44

6.

The Bloomberg Barclays 3-Year Municipal Bond Index is the Fund’s primary broad-based securities-market index for comparison purposes. The Bloomberg Barclays 3-Year Municipal Bond Index is considered representative of the broad-based market for investment grade, tax-exempt bonds with a maturity range of 2-4 years. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly into an index.

7.	The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these portfolios spread their assets across many states and sectors. Other portfolios buy bonds from only one state in order to get the state-tax benefit. These portfolios have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.

6	MainStay MacKay Short Term Municipal Fund

Cost in Dollars of a $1,000 Investment in Mainstay MacKay Short Term Municipal Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2020, to October 31, 2020, and the impact of those costs on your investment.

Example

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2020, to October 31, 2020.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2020. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class	Beginning Account Value 5/1/20	Ending Account Value (Based on Actual Returns and Expenses) 10/31/20	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 10/31/20	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]

Class A Shares	$1,000.00	$1,019.80	$3.31	$1,021.93	$3.31	0.65%

Class A2 Shares[3,4]	$1,000.00	$999.50	$1.07	$1,007.29	$1.07	0.64%

Investor Class Shares	$1,000.00	$1,019.20	$5.04	$1,020.21	$5.04	0.99%

Class I Shares	$1,000.00	$1,021.20	$2.04	$1,023.19	$2.04	0.40%

1.

Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the six-month period) and 61 days for Simple Class share (to reflect the since-inception period. The table above represents the actual expenses incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.

2.	Expenses are equal to the Fund’s annualized expense ratio to reflect the six-month period.
3.	The inception date was September 30, 2020.
4.

Expenses paid during the period reflect ongoing costs for the period from inception through October 31, 2020. Had these shares been offered for the full six-month period ended October 31, 2020, and had the Fund provided a hypothetical 5% annualized return, expenses paid during the period would have been $3.26 for Class A2 shares and the ending account value would have been $1,021.98 for Class A2 shares.

7

Portfolio Composition as of October 31, 2020 (Unaudited)

See Portfolio of Investments beginning on page 11 for specific holdings within these categories. The Fund’s holdings are subject to change.

Top Ten Issuers Held as of October 31, 2020 (excluding short-term investment) (Unaudited)

1.	Metropolitan Transportation Authority, Revenue Bonds, 4.00%–5.25%, due 11/15/20–11/15/26

2.	Main Street Natural Gas, Inc., Revenue Bonds, 0.93%–5.50%, due 9/15/21–3/1/50

3.	State of Illinois, Unlimited General Obligation, 5.00%–6.00%, due 11/1/20–11/1/26

4.	Parish of St. John the Baptist LA, Marathon Oil Corp Project, Revenue Bonds, 2.125%–2.375%, due 6/1/37

5.	North Carolina Turnpike Authority, Revenue Bonds, 5.00%, due 1/1/22–2/1/24
6.	Invesco Muni, Inc. 1.00%, due 12/1/22

7.	Michigan Finance Authority, Revenue Bonds, 2.326%–5.00%, due 11/1/21–6/1/30

8.	Municipal Electric Authority of Georgia, Revenue Bonds, 5.00%–5.25%, due 1/1/21–1/1/25

9.	State of Texas, Revenue Notes, 4.00%, due 8/26/21

10.	Wise County Industrial Development Authority, Virginia Electric & Power Co. Project, Revenue Bonds, 0.75%, due 10/1/40

8	MainStay MacKay Short Term Municipal Fund

Portfolio Management Discussion and Analysis (Unaudited)

Questions answered by portfolio managers John Loffredo, CFA, Robert DiMella, CFA, Michael Petty, David Dowden, Scott Sprauer, Frances Lewis and John Lawlor of MacKay Shields LLC, the Fund’s Subadvisor.

How did MainStay MacKay Short Term Municipal Fund perform relative to its benchmark and peer group during the six months ended October 31, 2020?

For the six months ended October 31, 2020, Class I shares of MainStay MacKay Short Term Municipal Fund returned 2.12%, underperforming the 2.70% return of the Fund’s primary benchmark, the Bloomberg Barclays 3-Year Municipal Bond Index. Over the same period, Class I shares also underperformed the 2.54% return of the Morningstar Muni National Short Category Average.1

What factors affected the Fund’s relative performance during the reporting period?

Several factors affected the Fund’s underperformance relative to the Bloomberg Barclays 3-Year Municipal Bond Index during the reporting period. The Fund’s comparatively underweight exposure to bonds rated AAA and AA+2 detracted from relative performance, as did underweight exposure to bonds maturing in two to four years. Conversely, the Fund’s relative performance benefited from overweight exposure to credits from the state of Illinois, as did holdings in the IDR/PCR (industry development revenue/pollution control revenue) and leasing sectors.

During the reporting period, were there any market events that materially impacted the Fund’s performance or liquidity?

The rapid spread of the COVID-19 pandemic in March 2020 resulted in a significant risk-off response in the global financial markets. The municipal bond market’s response to the crisis reflected the significant disruption to our economy, the financial markets and, of course, our personal lives. During the month of October 2020, municipal volatility surged and credit spreads3 widened. The extreme volatility in the municipal market was primarily due to a liquidity squeeze exacerbated by a sharp repricing of credit risk. Market technical conditions were upended as investors in municipal bond mutual funds and exchange-traded funds sought to exit a market that offered little liquidity, resulting in severe price declines. Yields of variable-rate demand notes spiked to over 9% and the new-issue market was shut down. Credit spreads widened as market participants attempted to discount the impact of an abrupt shutdown of the

U.S. economy. Notably, some high-yield municipal bonds experienced price swings exceeding 10 points in a day. (A point represents one percent of a bond’s face value.) In our view, leveraged open-end mutual funds that were ill-prepared to meet shareholder redemptions contributed to municipal market volatility as they resorted to forced sales. (Contributions take weightings and total returns into account.)

The pandemic produced a significant credit shift in the municipal market. With mandatory stay-at-home requirements and the closing of large segments of the economy, including travel, leisure and retail, the economic conditions of state and local governments and related entities weakened. Fortunately, the municipal market’s credit condition at the start of 2020 was at an all-time high as state governments had accumulated large reserves due to record tax revenues in the wake of the Great Recession of 2007-2009. Nevertheless, as of the end of the reporting period, we believe that several municipal “front-line” sectors—including infrastructure, hospitals, state and local governments, and higher education—are likely to be the sectors most immediately impacted by the pandemic-related economic slowdown. We expect the magnitude of the impact to be a function of the duration and the severity of the crisis, as well as the specific geographic location of the credits.

Since the end of 2019, our municipal bond management team has increased the Fund’s overall credit quality, and added additional liquidity and cash reserves to offset short-term financial losses. As always, the team continues to assess the ability of each municipal issuer to manage through these times. We continue to believe there will be limited defaults in the municipal market, reflective of historical market trends.

What was the Fund’s duration4 strategy during the reporting period?

During the reporting period, the Fund sought to maintain a shorter duration posture than the Bloomberg Barclays 3-Year Municipal Bond Index, while bringing the Fund’s duration closer to that of the Index. As of October 31, 2020, the Fund’s modified duration to worst5 was 2.2 years while the benchmark’s modified duration to worst was 2.58 years.

1.	See page 5 for other share class returns, which may be higher or lower than Class I share returns. See page 6 for more information on benchmark and peer group returns.
2.

An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s (“S&P”), and in the opinion of S&P, the obligor’s capacity to meet its financial commitment on the obligation is extremely strong. An obligation rated ‘AA’ by S&P is deemed by S&P to differ from the highest-rated obligations only to a small degree. In the opinion of S&P, the obligor’s capacity to meet its financial commitment on the obligation is very strong. When applied to Fund holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund. Ratings from ‘AA’ to ‘CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories.

3.

The terms “spread” and “yield spread” may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.

4.

Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.

5.

Modified duration is inversely related to the approximate percentage change in price for a given change in yield. Duration to worst is the duration of a bond computed using the bond’s nearest call date or maturity, whichever comes first. This measure ignores future cash flow fluctuations due to embedded optionality.

9

During the reporting period, which sectors were the strongest positive contributors to the Fund’s relative performance and which sectors were particularly weak?

Across sectors, the strongest positive contributions to the Fund’s relative performance came from overweight exposure to IDR/PCR and local general obligation bonds, as well as strong security selection in the tobacco, electric and education sectors. Conversely, holdings in the prerefunded/ETM (escrowed to maturity) sector and state general obligation sectors detracted from relative returns. Across states, positive contributors included overweight exposure to bonds from Illinois and New Jersey, along with security selection among Ohio holdings. Holdings from Washington, California and Florida undermined relative performance. From a credit perspective, overweight exposure to bonds rated A6 and AA (mainly holdings with bond insurance) bolstered relative results, while underweight exposure to bonds rated AAA and AA detracted.

What were some of the Fund’s largest purchases and sales during the reporting period?

The Fund remained focused on diversification and liquidity, so no individual transaction was considered significant.

How did the Fund’s sector weightings change during the reporting period?

During the reporting period, the Fund increased its sector exposure to the local general obligation, IDR/PCR and transportation sectors. Conversely, the Fund decreased its exposure to the state general obligation, public power and hospital sectors. In addition, the Fund increased its state exposure to bonds from Texas, Alabama and Louisiana, while reducing exposure to bonds from Illinois, New Jersey and California. Lastly, the Fund increased its exposure to credits rated AAA and A, while decreasing its exposure to bonds rated AA+ and AA.

How was the Fund positioned at the end of the reporting period?

As of October 31, 2020, the Fund held overweight exposure relative to the Bloomberg Barclays 3-Year Municipal Bond Index in the local general obligation and leasing sectors, and relatively underweight exposure to the prerefunded/ETM sector and state general obligation sectors. As of the same date, the Fund held overweight exposure to bonds from Illinois and New Jersey, and underweight exposure to bonds from California, New York and Texas.

6.

An obligation rated ‘A’ by S&P is deemed by S&P to be somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. In the opinion of S&P, however, the obligor’s capacity to meet its financial commitment on the obligation is still strong. When applied to Fund holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

10	MainStay MacKay Short Term Municipal Fund

Portfolio of Investments October 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 95.2%† Corporate Bonds 0.2%
Convertible Securities 0.2%
Baptist Health Obligated Group
2.579%, due 12/1/22	$350,000	$352,616
2.679%, due 12/1/23	400,000	404,555
Rogers Memorial Hospital, Inc. 2.211%, due 7/1/22	500,000	508,587
Smithsonian Institution
0.895%, due 9/1/22	825,000	825,794
0.974%, due 9/1/23	800,000	802,424

Total Corporate Bonds (Cost $2,875,000)		2,893,976

Municipal Bonds 95.0% Long-Term Municipal Bonds 86.1%
Alabama 2.3%
Birmingham Airport Authority, Revenue Bonds
Insured: BAM 5.00%, due 7/1/23	125,000	138,680
Insured: BAM 5.00%, due 7/1/24	625,000	717,556
Black Belt Energy Gas District, Project No. 4, Revenue Bonds Series A-1 4.00%, due 12/1/49 (a)	500,000	570,690
Black Belt Energy Gas District, Project No. 5, Revenue Bonds Series A-1 4.00%, due 10/1/49 (a)	7,500,000	8,681,550
City of Birmingham AL, Unlimited General Obligation Series A 5.00%, due 3/1/27	150,000	166,490
Coosa Valley Water Supply District, Inc., Revenue Bonds
3.00%, due 10/1/22	100,000	104,651
4.00%, due 10/1/24	200,000	226,032
4.00%, due 10/1/25	150,000	173,694
4.00%, due 10/1/26	200,000	235,834
County of Dallas AL, Unlimited General Obligation
Series B, Insured: AGM (zero coupon), due 5/1/22	270,000	265,496
Series A, Insured: AGM (zero coupon), due 5/1/23	410,000	398,327
Series B, Insured: AGM (zero coupon), due 5/1/24	300,000	287,952
Series A, Insured: AGM (zero coupon), due 5/1/25	270,000	254,650

	Principal Amount	Value
Alabama (continued)
Homewood Educational Building Authority, Samford University Project, Revenue Bonds Series B 2.17%, due 12/1/20	$250,000	$250,220
Industrial Development Board of the City of Mobile Alabama, Alabama Power Company, Revenue Bonds 1.00%, due 6/1/34 (a)	5,500,000	5,511,055
Lower Alabama Gas District, Gas Project No. 2, Revenue Bonds
4.00%, due 12/1/21	200,000	207,290
4.00%, due 12/1/22	350,000	374,094
4.00%, due 12/1/23	750,000	823,612
Lower Alabama Gas District, Revenue Bonds 4.00%, due 12/1/50 (a)	10,000,000	11,435,700
Phenix City Water & Sewer Revenue, Revenue Bonds Series A, Insured: BAM 3.00%, due 8/15/22	500,000	517,445
Prichard Water Works & Sewer Board, Revenue Bonds
3.00%, due 11/1/20	240,000	240,000
3.00%, due 11/1/21	270,000	274,790
5.00%, due 11/1/22	415,000	445,071
Southeast Alabama Gas Supply District, Project No. 1, Revenue Bonds Series A 5.00%, due 4/1/24	1,500,000	1,709,145
Southeast Alabama Gas Supply District, Project No. 2, Revenue Bonds
Series A 4.00%, due 6/1/22	315,000	331,330
Series A 4.00%, due 6/1/23	255,000	275,900
Troy University Facilities, Revenue Bonds Series A, Insured: BAM 4.00%, due 11/1/21	2,000,000	2,070,980
University of West Alabama, Revenue Bonds
Insured: AGM 4.00%, due 1/1/22	150,000	154,457
Insured: AGM 4.00%, due 1/1/23	125,000	133,890
Insured: AGM 4.00%, due 1/1/24	100,000	110,170
Insured: AGM 4.00%, due 1/1/25	150,000	169,490
Insured: AGM 5.00%, due 1/1/26	180,000	216,689

		37,472,930

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	11

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Alaska 0.1%
Alaska Industrial Development & Export Authority, Tanana Chiefs Conference Project, Revenue Bonds
Series A 5.00%, due 10/1/22	$550,000	$594,594
Series A 5.00%, due 10/1/23	585,000	656,739
City of Valdez AK, BP Pipelines, Inc. Project, Revenue Bonds Series C 5.00%, due 1/1/21	1,000,000	1,007,540

		2,258,873

Arizona 0.2%
Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student LLC, Revenue Bonds Series A 5.00%, due 7/1/23	50,000	52,748
Maricopa County Elementary School District No. 8, Limited General Obligation Insured: BAM 5.00%, due 7/1/21	470,000	484,866
Maricopa County Industrial Development Authority, Paradise Schools Project, Revenue Bonds Insured: School District Credit Program 4.00%, due 7/1/22	150,000	158,596
Maricopa County Unified School District No. 90, Saddle Mountain, Unlimited General Obligation Insured: AGM 5.00%, due 7/1/22	400,000	427,800
Northern Arizona University, Stimulus Plan for Economic & Educational Development, Revenue Bonds Insured: AGM 5.00%, due 8/1/23	1,000,000	1,114,260
Sedona Wastewater Municipal Property Corp., Revenue Bonds Insured: NATL-RE (zero coupon), due 7/1/24	500,000	478,745

		2,717,015

Arkansas 0.3%
Arkansas Development Finance Authority, Revenue Bonds Series C 5.00%, due 6/1/21	325,000	333,983

	Principal Amount	Value
Arkansas (continued)
City of Fort Smith AR, Sales & Use Tax, Revenue Bonds 4.00%, due 5/1/22	$835,000	$875,639
City of Fort Smith AR, Water & Sewer, Revenue Bonds Insured: BAM 5.00%, due 10/1/29	2,025,000	2,463,736
Little Rock School District, Limited General Obligation Insured: State Aid Witholding 3.00%, due 2/1/21	550,000	553,625

		4,226,983

California 5.8%
ABC Unified School District, Unlimited General Obligation Series C, Insured: NATL-RE (zero coupon), due 8/1/25	1,315,000	1,263,676
Alameda Unified School District, Capital Appreciation, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/26	330,000	312,804
Alta Loma School District, Capital Appreciation, Election of 1999, Unlimited General Obligation Series B, Insured: NATL-RE (zero coupon), due 8/1/25	200,000	193,104
Alta Loma School District, Capital Appreciation, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 8/1/21	1,750,000	1,745,572
Anaheim Public Financing Authority, Public Improvements Project, Revenue Bonds Series C, Insured: AGM (zero coupon), due 9/1/21	300,000	298,416
Antelope Valley Union High School District, Unlimited General Obligation Series C,Insured: NATL-RE (zero coupon), due 8/1/25	300,000	288,426
California County Tobacco Securitization Agency, Revenue Bonds
Series A 3.00%, due 6/1/21	750,000	761,550
Series A 4.00%, due 6/1/22	350,000	369,855
Series A 5.00%, due 6/1/24	450,000	521,019
California Educational Facilities Authority, Loyola Marymount University, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 10/1/22	3,000,000	2,954,790

12	MainStay MacKay Short Term Municipal Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
California Health Facilities Financing Authority, Dignity Health, Revenue Bonds Series E 5.625%, due 7/1/25	$1,500,000	$1,500,225
California Health Facilities Financing Authority, Los Angeles Biomedical Research Institute, Revenue Bonds
4.00%, due 9/1/21	275,000	280,492
4.00%, due 9/1/22	300,000	313,080
4.00%, due 9/1/23	310,000	330,627
California Municipal Finance Authority, California Lutheran University, Revenue Bonds 5.00%, due 10/1/21	250,000	257,748
California Municipal Finance Authority, CHF Davis I LLC, Revenue Bonds 5.00%, due 5/15/24	1,200,000	1,345,116
California Municipal Finance Authority, LAX Integrated Express Solutions Project, Revenue Bonds (b)
Series A 5.00%, due 12/31/23	1,300,000	1,450,241
5.00%, due 6/30/25	685,000	796,956
California Municipal Finance Authority, Paradise Valley Estates Project, Revenue Bonds Series B-2, Insured: California Mortgage Insurance 2.00%, due 7/1/24	500,000	500,960
California Municipal Finance Authority, West Village Student Housing Project, Revenue Bonds 5.00%, due 5/15/23	1,520,000	1,657,484
California State Educational Facilities Authority, Art Center College of Design, Revenue Bonds
Series A 5.00%, due 12/1/21	290,000	299,985
Series A 5.00%, due 12/1/22	200,000	212,956
California Statewide Communities Development Authority, Methodist Hospital of Southern California Project, Revenue Bonds
5.00%, due 1/1/21	300,000	301,923
5.00%, due 1/1/22	500,000	522,845
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds 2.625%, due 11/1/33 (a)	1,265,000	1,323,671

	Principal Amount	Value
California (continued)
Chino Valley Unified School District, Limited General Obligation Series B 5.00%, due 8/1/21	$125,000	$129,470
Chula Vista Elementary School District, Revenue Bonds (zero coupon), due 8/1/23	5,670,000	5,612,279
City of Fresno CA, Airport, Revenue Bonds Series B 5.00%, due 7/1/23 (b)	690,000	756,695
City of Montebello CA, Revenue Bonds Insured: AGM 2.173%, due 6/1/23	2,000,000	2,066,760
Clovis Unified School District, Capital Appreciation, Election of 2004, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 8/1/24	280,000	272,748
County of Sacramento CA, Airport System, Revenue Bonds Series E 5.00%, due 7/1/25	260,000	308,729
El Camino Healthcare District, Capital Appreciation, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 8/1/26	380,000	359,989
Hayward Unified School District, Unlimited General Obligation Insured: AGM 5.00%, due 8/1/21	2,010,000	2,080,189
Kern Community College District, Unlimited General Obligation (zero coupon), due 8/1/23	6,000,000	5,843,340
Los Angeles County Schools, Revenue Notes Series A-1 3.00%, due 2/1/21	2,000,000	2,013,680
Los Angeles Department of Airports, Revenue Bonds (b)
Series A 5.00%, due 5/15/21	1,065,000	1,090,432
5.00%, due 5/15/22	1,180,000	1,260,629
Series D 5.00%, due 5/15/22	1,000,000	1,068,330
5.00%, due 5/15/24	500,000	573,820
Los Angeles Unified School District, Unlimited General Obligation Series C 5.00%, due 7/1/23	2,000,000	2,245,400

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	13

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Madera Unified School District, Capital Appreciation-Election 2002, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 8/1/25	$250,000	$240,243
Manteca Unified School District, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 8/1/25	325,000	312,166
Merced Irrigation District Financing Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/22	250,000	272,878
Metropolitan Water District of Southern California, Revenue Bonds Series A 5.00%, due 7/1/21	5,000,000	5,157,100
Mount Diablo Unified School District, Capital Appreciation-Election 2010, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/25 (c)	445,000	487,542
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds Series A 5.00%, due 3/1/24 (b)	250,000	284,298
Oakland Unified School District, Alameda County, Unlimited General Obligation Insured: AGM 5.00%, due 8/1/24	250,000	290,848
Ontario International Airport Authority, Revenue Bonds Insured: AGM 2.634%, due 5/15/23	1,000,000	1,030,390
Oxnard County Water Revenue, Revenue Bonds Insured: BAM 5.00%, due 6/1/21	280,000	287,409
Oxnard Financing Authority, Revenue Bonds 5.00%, due 6/1/21	175,000	179,797
Pacifica School District, Unlimited General Obligation Series C, Insured: NATL-RE (zero coupon), due 8/1/25	1,165,000	1,119,530
Palm Springs Airport Passenger Facilities, Palm Springs International Airport, Revenue Bonds (b)
5.00%, due 6/1/22	400,000	424,852
Insured: BAM 5.00%, due 6/1/25	925,000	1,082,842
Insured: BAM 5.00%, due 6/1/28	655,000	758,837

	Principal Amount	Value
California (continued)
Peninsula Corridor Joint Powers Board, Revenue Bonds
Series A 5.00%, due 10/1/22	$550,000	$589,688
Series A 5.00%, due 10/1/23	585,000	648,677
Port of Oakland, Revenue Bonds Series P 5.00%, due 5/1/24 (b)	625,000	667,050
Rialto Redevelopment Agency, Merged Project Area, Tax Allocation Series A, Insured: BAM 4.00%, due 9/1/25	250,000	282,565
Ripon Redevelopment Agency Successor Agency, Tax Allocation Insured: BAM 3.00%, due 11/1/25	110,000	122,766
Riverside County Asset Leasing Corp., Riverside County Hospital Project, Revenue Bonds Insured: NATL-RE (zero coupon), due 6/1/25	1,905,000	1,826,495
Sacramento City Financing Authority, Capital Appreciation, Tax Allocation Series A, Insured: NATL-RE (zero coupon), due 12/1/21	4,170,000	4,127,132
Sacramento City Unified School District, Election 2012, Unlimited General Obligation Series E 5.00%, due 8/1/23	300,000	332,892
Sacramento Transient Occupancy Tax Revenue, Convention Center Complex, Revenue Bonds
Series C 5.00%, due 6/1/22	275,000	288,448
Series C 5.00%, due 6/1/23	325,000	351,832
Series A 5.00%, due 6/1/26	1,375,000	1,600,720
San Diego County CA, / San Diego County School Districts, Revenue Notes 3.00%, due 2/1/21	2,000,000	2,013,720
San Diego Unified School District, Election 2008, Unlimited General Obligation Series G (zero coupon), due 7/1/34	425,000	239,840
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds
Series D 5.00%, due 5/1/24	2,645,000	2,705,438
Series D 5.00%, due 5/1/25 (b)	210,000	247,876

14	MainStay MacKay Short Term Municipal Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
San Juan Unified School District, Capital Appreciation, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/23	$2,540,000	$2,509,317
San Marcos Unified School District, 2010 Election, Unlimited General Obligation Series C (zero coupon), due 8/1/23	370,000	363,140
San Ysidro School District, Capital Appreciation-Election 1997, Unlimited General Obligation
Series D, Insured: NATL-RE (zero coupon), due 8/1/22	300,000	295,527
Series D, Insured: NATL-RE (zero coupon), due 8/1/25	400,000	378,980
San Ysidro School District, Unlimited General Obligation
Series A, Insured: BAM 3.00%, due 8/1/22	800,000	835,544
Insured: AGM 5.00%, due 8/1/22	1,320,000	1,424,478
Sanger Unified School District, Capital Appreciation, Election 2006, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/28	290,000	260,881
Santa Cruz City Elementary School District, Capital Appreciation, Election 1998, Unlimited General Obligation Series C, Insured: AGM (zero coupon), due 2/1/23	100,000	98,357
South Bay Union School District / San Diego County, Unlimited General Obligation (zero coupon), due 8/1/22	1,000,000	989,950
Southern California Public Power Authority, Apex Power Project No. 1, Revenue Bonds Series A 5.25%, due 11/1/21	1,410,000	1,475,480
Southwestern Community College District, Capital Appreciation, Election of 2000, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 8/1/24	115,000	112,315
State of California, Unlimited General Obligation
Series B 0.35%, due 12/1/22	1,990,000	1,986,776
5.00%, due 9/1/21	2,775,000	2,883,697
5.25%, due 9/1/23	1,740,000	1,812,332

	Principal Amount	Value
California (continued)
Transbay Joint Powers Authority, Green Bond, Tax Allocation
Series A-T 2.05%, due 10/1/21	$1,000,000	$1,005,300
Series A-T 2.17%, due 10/1/22	750,000	757,957
Ukiah Unified School District, Capital Appreciation, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 8/1/21	875,000	872,016
Upper Lake Union High School District, Capital Appreciation, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 8/1/23	255,000	249,928
Vacaville Unified School District, Unlimited General Obligation Series D 4.00%, due 8/1/25	125,000	147,088
Vallejo City Unified School District, Unlimited General Obligation Insured: AGM 5.00%, due 8/1/21	520,000	538,200
Victor Elementary School District, Capital Appreciation, Unlimited General Obligation Series B, Insured: NATL-RE (zero coupon), due 8/1/27	350,000	321,972
Vista Unified School District, Capital Appreciation, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/26	325,000	307,885
Yuba City Unified School District, Capital Appreciation, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 3/1/25	1,300,000	1,236,157

		94,323,159

Colorado 1.7%
Arkansas River Power Authority, Revenue Bonds Series B 4.082%, due 10/1/22	1,880,000	1,944,973
City & County of Denver CO, Airport System, Revenue Bonds (b)
Series B1 5.00%, due 11/15/23	940,000	1,059,408
Series B1 5.00%, due 11/15/24	6,275,000	7,305,292
Series A 5.25%, due 11/15/22	2,815,000	2,947,249

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	15

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
Colorado Educational & Cultural Facilities Authority, Johnson & Wales University, Revenue Bonds
Series A 4.00%, due 4/1/23	$315,000	$336,436
Series B 5.00%, due 4/1/22	770,000	812,373
Series B 5.00%, due 4/1/24	500,000	544,460
Colorado School of Mines, Capital Appreciation, Revenue Bonds Insured: NATL-RE (zero coupon), due 12/1/25	100,000	95,736
Copperleaf Metropolitan District No. 2, Limited General Obligation
Insured: BAM 4.00%, due 12/1/23	300,000	331,476
Insured: BAM 4.00%, due 12/1/26	385,000	454,038
Crystal Valley Metropolitan District No. 2, Limited General Obligation
Series A, Insured: AGM 5.00%, due 12/1/20	200,000	200,680
Series A, Insured: AGM 5.00%, due 12/1/22	100,000	108,858
Series A, Insured: AGM 5.00%, due 12/1/23	140,000	158,220
Series A, Insured: AGM 5.00%, due 12/1/24	175,000	204,409
Series A, Insured: AGM 5.00%, due 12/1/25	250,000	301,040
Series A, Insured: AGM 5.00%, due 12/1/26	225,000	277,256
Dawson Ridge Metropolitan District No. 1, Limited General Obligation
Series A (zero coupon), due 10/1/22	955,000	947,551
Series B (zero coupon), due 10/1/22	2,810,000	2,788,082
Denver City & County Airport Revenue Bonds (b)
Series A 5.00%, due 12/1/20	550,000	551,892
Series A 5.00%, due 11/15/22	720,000	782,705
Denver City & County Airport System, Revenue Bonds Series A 5.00%, due 11/15/23	520,000	590,424

	Principal Amount	Value
Colorado (continued)
Erie Commons Metropolitan District No. 2, Limited General Obligation
Series A, Insured: AGM 5.00%, due 12/1/21	$100,000	$104,653
Series A, Insured: AGM 5.00%, due 12/1/23	130,000	146,621
Flying Horse Metropolitan District No. 2, Limited General Obligation
Series A, Insured: AGM 4.00%, due 12/1/21	230,000	238,742
Series A, Insured: AGM 4.00%, due 12/1/24	325,000	368,423
Series A, Insured: AGM 4.00%, due 12/1/25	395,000	457,987
Poudre Tech Metropolitan District, Unlimited General Obligation
Insured: AGM 3.00%, due 12/1/21	165,000	169,085
Insured: AGM 3.00%, due 12/1/23	400,000	428,128
Insured: AGM 3.00%, due 12/1/24	400,000	435,864
Insured: AGM 3.00%, due 12/1/25	150,000	165,444
Insured: AGM 3.00%, due 12/1/27	170,000	188,753
Sand Creek Metropolitan District, Limited General Obligation
Insured: AGM 2.00%, due 12/1/21	100,000	101,588
Insured: AGM 4.00%, due 12/1/22	125,000	133,713
Insured: AGM 4.00%, due 12/1/24	565,000	638,297
Triview Metropolitan District, Revenue Bonds
Insured: BAM 5.00%, due 12/1/22	210,000	229,645
Insured: BAM 5.00%, due 12/1/24	315,000	371,268
Insured: BAM 5.00%, due 12/1/25	255,000	309,748
University of Colorado, Revenue Bonds 5.00%, due 6/1/22	100,000	102,794
Vauxmont Metropolitan District, Limited General Obligation
Insured: AGM 5.00%, due 12/15/21	100,000	104,579
Insured: AGM 5.00%, due 12/15/22	100,000	108,603

		27,546,493

16	MainStay MacKay Short Term Municipal Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Connecticut 1.8%
City of Bridgeport CT, Unlimited General Obligation
Series A 5.00%, due 6/1/23	$600,000	$653,502
Series A 5.00%, due 6/1/24	865,000	970,444
City of Hartford CT, Unlimited General Obligation
Series C, Insured: AGM, State Guaranteed 5.00%, due 7/15/21	200,000	206,164
Series A, Insured: AGM 5.00%, due 4/1/22	1,000,000	1,061,880
Series A, State Guaranty 5.00%, due 4/1/23	490,000	543,645
City of New Haven, Unlimited General Obligation
Series C, Insured: AGM 2.307%, due 8/1/22	700,000	709,688
Series A 5.25%, due 8/1/25	155,000	177,681
City of West Haven CT, Unlimited General Obligation
Series B 2.00%, due 9/30/21	4,800,000	4,846,464
Insured: BAM 3.00%, due 3/15/21	365,000	367,730
Insured: BAM 4.00%, due 3/15/23	250,000	266,948
Insured: BAM 4.00%, due 3/15/24	380,000	415,348
Insured: BAM 4.00%, due 3/15/26	200,000	226,686
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds (b)
Series A 3.00%, due 11/15/25	975,000	1,015,950
Series A 5.00%, due 11/15/23	200,000	219,456
Series A 5.00%, due 11/15/24	460,000	517,201
State of Connecticut Special Tax, Transportation Infrastructure, Revenue Bonds Series A 5.00%, due 10/1/21	370,000	385,843

	Principal Amount	Value
Connecticut (continued)
State of Connecticut, Special Tax, Revenue Bonds
Series A 4.00%, due 5/1/21	$500,000	$509,160
Series A 5.00%, due 5/1/22	400,000	428,012
Series A 5.00%, due 5/1/23	675,000	752,321
State of Connecticut, Unlimited General Obligation
Series C 4.00%, due 6/15/22	2,210,000	2,342,136
Series C 4.00%, due 6/1/28	1,535,000	1,836,735
Series C 5.00%, due 6/15/21	4,865,000	5,006,377
Series C 5.00%, due 6/15/23	1,500,000	1,680,165
Series D 5.00%, due 11/1/23	105,000	109,896
Town of Fairfield CT, Unlimited General Obligation 5.00%, due 8/1/25	685,000	740,807
Town of Hamden CT, Unlimited General Obligation Insured: BAM 5.00%, due 8/15/22	300,000	319,608
Town of Windham CT, Unlimited General Obligation
Series A, Insured: BAM 4.00%, due 8/15/26	810,000	957,663
Series A, Insured: BAM 4.00%, due 8/15/27	825,000	989,554
University of Connecticut, Revenue Bonds Series A 5.00%, due 4/15/21	425,000	433,759

		28,690,823

Delaware 0.1%
Delaware State Economic Development Authority, Newark Charter School, Inc. Project, Revenue Bonds
4.00%, due 9/1/22	340,000	355,453
4.00%, due 9/1/24	370,000	403,932
Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Revenue Bonds 5.00%, due 7/1/22	125,000	134,749

		894,134

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	17

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
District of Columbia 0.4%
District of Columbia Income Tax Secured, Revenue Bonds Series A 5.00%, due 12/1/21	$420,000	$441,647
District of Columbia, Children’s Hospital Obligated Group, Revenue Bonds 5.00%, due 7/15/21	250,000	257,652
District of Columbia, Gallery Place Project, Tax Allocation 5.00%, due 6/1/27	1,720,000	1,764,703
District of Columbia, KIPP DC Project, Revenue Bonds 5.00%, due 7/1/22	200,000	211,302
Metropolitan Washington Airports Authority, Revenue Bonds (b)
Series A 5.00%, due 10/1/24	200,000	232,988
5.00%, due 10/1/26	930,000	1,141,659
Series A 5.00%, due 10/1/27	1,000,000	1,149,060
Washington Metropolitan Area Transit Authority, Revenue Bonds Series B 5.00%, due 7/1/22	450,000	484,470

		5,683,481

Florida 2.7%
Central Florida Expressway Authority, Revenue Bonds Series A 5.00%, due 7/1/22	380,000	408,052
City of Jacksonville FL, Revenue Bonds
5.00%, due 10/1/21	665,000	693,043
5.00%, due 10/1/27	1,285,000	1,390,319
City of Orlando FL, Tourist Development Tax, Revenue Bonds Series A; Insured: AGM 5.00%, due 11/1/25	1,095,000	1,317,603
City of Tampa FL, H. Lee Moffitt Cancer Center Project, Revenue Bonds
Series B 5.00%, due 7/1/23	75,000	83,103
Series B 5.00%, due 7/1/24	300,000	344,193
5.00%, due 7/1/25	425,000	502,307
County of Broward FL Airport System, Revenue Bonds Series P-2 3.25%, due 10/1/22	1,000,000	1,047,730

	Principal Amount	Value
Florida (continued)
County of Broward FL Port Facilities, Revenue Bonds (b)
Series D 5.00%, due 9/1/21	$785,000	$811,007
Series B, Insured: AGM 5.00%, due 9/1/23	1,000,000	1,030,180
Series D 5.00%, due 9/1/23	1,000,000	1,108,760
County of Miami-Dade FL Aviation, Revenue Bonds
Series B 1.885%, due 10/1/21	1,500,000	1,504,365
Series B 5.00%, due 10/1/25	735,000	794,359
Series A 5.25%, due 10/1/23	285,000	285,906
County of Miami-Dade FL, Capital Asset Acquisition, Revenue Bonds 0.375%, due 4/1/23	5,000,000	4,989,500
County of Miami-Dade Florida Water & Sewer System, Revenue Bonds Series A 5.00%, due 10/1/30	835,000	998,635
County of Osceola FL, Transportation Revenue Bonds
Series A-1 5.00%, due 10/1/21	250,000	258,440
Series A-1 5.00%, due 10/1/22	250,000	267,278
County of St. Lucie FL, Sales Tax, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/25	100,000	112,665
County of St. Lucie School Board, Certificate of Participation Insured: AGM 3.00%, due 8/15/26	650,000	730,236
County of St. Lucie School Board, Revenue Bonds Insured: AGM 5.00%, due 10/1/23	130,000	146,747
Daytona Beach Capital Improvement, Revenue Bonds Series A, Insured: AGM 4.00%, due 2/1/23	500,000	504,215
Flagler County School District, Certificate of Participation Series A, Insured: AGM 5.00%, due 8/1/22	200,000	215,610

18	MainStay MacKay Short Term Municipal Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Florida Municipal Loan Council, Revenue Bonds Series D, Insured: AGM 4.00%, due 10/1/21	$500,000	$516,305
Greater Orlando Aviation Authority, Revenue Bonds (b)
Series A 5.00%, due 10/1/21	1,000,000	1,039,350
Series A 5.00%, due 10/1/22	6,270,000	6,765,894
Subseries A 5.00%, due 10/1/23	500,000	561,160
Herons Glen Recreation District, Special Assessment
Insured: BAM 2.50%, due 5/1/22	225,000	230,807
Insured: BAM 2.50%, due 5/1/23	230,000	239,223
Insured: BAM 2.50%, due 5/1/24	150,000	157,674
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds
5.00%, due 8/1/25	260,000	304,106
5.00%, due 8/1/26	315,000	375,574
Hillsborough County School Board, Revenue Bonds Insured: AGM 5.00%, due 10/1/22	2,375,000	2,582,789
Lakewood Ranch Stewardship District, Special Assessment
Series A-1, Insured: AGM 0.941%, due 5/1/21	1,075,000	1,074,978
Series A-1, Insured: AGM 1.041%, due 5/1/22	1,085,000	1,084,946
Series A-1, Insured: AGM 1.164%, due 5/1/23	545,000	544,831
Lee County Tourist Development, Revenue Bonds Series A 3.00%, due 10/1/21	1,030,000	1,056,141
Martin County Industrial Development Authority, Indiantown Cogeneration Project, Revenue Bonds 4.20%, due 12/15/25 (b)(d)	2,000,000	2,001,080
Miami-Dade County Educational Facilities Authority, Revenue Bonds Series B, Insured: AMBAC 5.25%, due 4/1/24	1,100,000	1,250,645

	Principal Amount	Value
Florida (continued)
Miami-Dade County Educational Facilities Authority, University of Miami, Revenue Bonds Series B, Insured: AMBAC 5.25%, due 4/1/22	$150,000	$159,303
Mid-Bay Bridge Authority, Revenue Bonds Series A 5.00%, due 10/1/21	1,000,000	1,036,930
Orange County Convention Center, Revenue Bonds
5.00%, due 10/1/21	1,985,000	2,056,817
5.00%, due 10/1/22	355,000	381,739
Palm Beach County Health Facilities Authority, Acts Retirement—Life Communities, Inc., Revenue Bonds 5.50%, due 11/15/33	125,000	125,223
Volusia County School Board, Certificate of Participation 5.00%, due 8/1/21	365,000	377,775

		43,467,543

Georgia 2.7%
Brookhaven Development Authority, Children’s Healthcare of Atlanta, Revenue Bonds Series A 5.00%, due 7/1/22	700,000	754,229
Burke County Development Authority, Georgia Power Co., Vogtle Project, Revenue Bonds (a)
1.65%, due 11/1/48	1,075,000	1,082,030
1.70%, due 12/1/49	5,000,000	5,150,450
2.35%, due 10/1/32	300,000	300,555
City of Atlanta GA, Airport Passenger Facility Charge, Revenue Bonds Series F 5.00%, due 7/1/22	500,000	538,645
City of Atlanta GA, Department of Aviation, Revenue Bonds
Series B 5.00%, due 7/1/22 (b)	500,000	537,255
Series C 5.25%, due 1/1/30	2,000,000	2,016,220
Development Authority of Burke County, Revenue Bonds Fifth Series 2.05%, due 10/1/32 (a)	1,000,000	1,015,070
Georgia Municipal Electric Authority, Project 1, Revenue Bonds Series C 5.00%, due 1/1/22	995,000	1,047,247

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	19

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Georgia (continued)
Georgia State Road & Tollway Authority, Revenue Bonds Series B 5.00%, due 6/1/21	$250,000	$256,955
Main Street Natural Gas, Inc., Revenue Bonds
Series B 4.00%, due 8/1/49 (a)	750,000	850,717
Series C 4.00%, due 3/1/50 (a)	6,260,000	7,225,292
Series A 5.00%, due 5/15/22	550,000	584,876
Series A 5.00%, due 5/15/23	1,110,000	1,223,975
Series A 5.50%, due 9/15/21	265,000	275,876
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series B 5.00%, due 1/1/23	350,000	381,994
5.00%, due 1/1/24	445,000	504,136
Municipal Electric Authority of Georgia, Revenue Bonds
Series HH 5.00%, due 1/1/21	500,000	503,650
5.00%, due 1/1/22	3,000,000	3,151,170
5.00%, due 1/1/23	4,550,000	4,979,656
5.00%, due 1/1/24	2,500,000	2,839,225
5.00%, due 1/1/25	1,000,000	1,174,300
Series A, Insured: BAM 5.25%, due 1/1/21	300,000	302,310
State of Georgia, Unlimited General Obligation
Series B 1.25%, due 8/1/21	5,000,000	5,038,800
Series H 5.00%, due 12/1/22	550,000	604,489
Series F 5.00%, due 1/1/23	550,000	606,661

		42,945,783

Guam 0.9%
Guam Government Waterworks Authority, Revenue Bonds 5.25%, due 7/1/22	525,000	559,661
Guam Government Waterworks Authority, Water & Wastewater Systems Revenue, Revenue Bonds
Series A 5.00%, due 7/1/21	385,000	394,598
5.00%, due 7/1/24	400,000	453,200

	Principal Amount	Value
Guam (continued)
Guam Government, Revenue Bonds Series A 5.00%, due 12/1/20	$3,230,000	$3,237,267
Guam Power Authority, Revenue Bonds
Series A, Insured: AGM 5.00%, due 10/1/23	200,000	216,918
Series A, Insured: AGM 5.00%, due 10/1/25	950,000	1,030,247
Port Authority of Guam, Revenue Bonds
Series C 3.783%, due 7/1/21	500,000	504,915
Series B 5.00%, due 7/1/22 (b)	400,000	420,360
Territory of Guam, Revenue Bonds
Series D 5.00%, due 11/15/20	2,740,000	2,742,630
Series A 5.00%, due 12/1/21	5,295,000	5,465,658

		15,025,454

Hawaii 0.1%
State of Hawaii, Airports System Revenue, Certificate of Participation 5.25%, due 8/1/24 (b)	250,000	276,655
5.25%, due 8/1/25 (b)	1,300,000	1,436,370

		1,713,025

Idaho 0.1%
Idaho Health Facilities Authority, Ada County Coroner Project, Revenue Bonds
5.00%, due 9/1/23	170,000	191,536
5.00%, due 9/1/24	265,000	310,111
5.00%, due 9/1/25	285,000	345,101
Idaho Health Facilities Authority, St. Luke’s Health System Project, Revenue Bonds Series A 5.00%, due 3/1/22	585,000	618,906

		1,465,654

Illinois 10.6%
Carol Stream Park District, Limited General Obligation
Series C, Insured: BAM 4.00%, due 11/1/24	215,000	242,737
Series C, Insured: BAM 4.00%, due 11/1/25	450,000	520,709
Series C, Insured: BAM 4.00%, due 11/1/26	550,000	645,546
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AGM 5.00%, due 12/1/23	4,650,000	5,187,261
Series A, Insured: AGM 5.00%, due 12/1/25	900,000	1,065,060

20	MainStay MacKay Short Term Municipal Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Chicago Midway International Airport, Revenue Bonds
Series A 3.318%, due 1/1/22	$750,000	$766,522
Series A 5.00%, due 1/1/24 (b)	6,485,000	7,255,872
Series A 5.00%, due 1/1/27 (b)	875,000	968,362
Chicago O’Hare International Airport, Revenue Bonds
Series B 5.00%, due 1/1/21	370,000	372,531
Series C 5.00%, due 1/1/21	445,000	448,044
Series D 5.00%, due 1/1/21	200,000	201,368
Series D 5.00%, due 1/1/22 (b)	930,000	971,608
Series B 5.00%, due 1/1/24 (b)	2,000,000	2,105,740
Series D 5.00%, due 1/1/24	850,000	932,518
Series D 5.00%, due 1/1/24 (b)	150,000	168,629
Series E 5.00%, due 1/1/24	200,000	227,858
Chicago Park District, Limited General Obligation Series C 5.00%, due 1/1/23	500,000	538,855
Chicago Park District, Unlimited General Obligation
Series E 5.00%, due 11/15/20	750,000	750,892
Series E 5.00%, due 11/15/21	800,000	829,440
Series F-2 5.00%, due 1/1/25	400,000	457,700
Series F-2 5.00%, due 1/1/26	550,000	643,929
Chicago Transit Authority, Revenue Bonds 5.00%, due 12/1/21	5,000,000	5,256,600
Chicago Transit Authority, Sales Tax Receipts, Revenue Bonds
5.25%, due 12/1/23	940,000	990,760
5.25%, due 12/1/24	610,000	642,940

	Principal Amount	Value
Illinois (continued)
City of Berwyn IL, Unlimited General Obligation
Series A 5.00%, due 12/1/24	$820,000	$897,318
Series A 5.00%, due 12/1/25	465,000	515,513
Series A 5.00%, due 12/1/26	705,000	789,353
City of Canton IL, Alternate Revenue Source, Unlimited General Obligation
Series A, Insured: BAM 3.00%, due 12/1/21	525,000	536,282
Series A, Insured: BAM 3.00%, due 12/1/22	635,000	660,000
Series A, Insured: BAM 3.00%, due 12/1/23	550,000	580,905
City of Chicago IL Waterworks, Second Lien Project, Revenue Bonds 5.00%, due 11/1/25	155,000	180,239
5.00%, due 11/1/26	460,000	531,553
City of Chicago IL, Unlimited General Obligation
Series C 4.00%, due 1/1/24	240,000	241,853
Series A 5.00%, due 1/1/22	790,000	810,516
Series C 5.00%, due 1/1/23	570,000	591,141
Series 2002B 5.00%, due 1/1/24	150,000	157,091
Series C 5.00%, due 1/1/24	3,720,000	3,890,032
Series 2002B 5.00%, due 1/1/26	170,000	178,726
Series A 5.00%, due 1/1/26	405,000	422,330
Series 2002B 5.25%, due 1/1/28	150,000	157,431
City of Chicago IL, Wastewater Transmission, Second Lien, Revenue Bonds
3.00%, due 1/1/21	500,000	501,845
4.00%, due 1/1/21	1,000,000	1,005,300
5.00%, due 1/1/24	150,000	168,228
City of Chicago IL, Waterworks Second Lien, Revenue Bonds
Series 2017-2 5.00%, due 11/1/20	2,350,000	2,350,000
Series 2017-2 5.00%, due 11/1/21	120,000	125,105
5.00%, due 11/1/22	500,000	539,395
5.00%, due 11/1/24	250,000	272,310

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	21

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
City of Monmouth IL, Unlimited General Obligation
Series A, Insured: BAM 4.00%, due 12/1/22	$350,000	$372,596
Series A, Insured: BAM 4.00%, due 12/1/23	365,000	399,420
Series A, Insured: BAM 4.00%, due 12/1/24	380,000	425,718
City of Mount Vernon IL, Unlimited General Obligation
Insured: BAM 4.00%, due 12/15/21	900,000	934,929
Insured: BAM 4.00%, due 12/15/22	1,150,000	1,231,385
Insured: BAM 4.00%, due 12/15/23	2,305,000	2,538,496
Insured: BAM 4.00%, due 12/15/24	2,400,000	2,711,952
Insured: BAM 4.00%, due 12/15/25	2,490,000	2,872,862
City of Peoria IL, Unlimited General Obligation Insured: AGM 5.00%, due 1/1/28	485,000	596,143
City of Rock Island IL, Unlimited General Obligation
Insured: BAM 4.00%, due 12/1/22	220,000	235,288
Insured: BAM 4.00%, due 12/1/23	155,000	170,712
Insured: BAM 4.00%, due 12/1/24	175,000	197,929
Insured: BAM 4.00%, due 12/1/25	175,000	201,962
City of Rockford IL, Unlimited General Obligation
Series A, Insured: AGM 4.00%, due 12/15/20	100,000	100,407
Insured: BAM 4.00%, due 12/15/21	320,000	332,237
Series A, Insured: AGM 4.00%, due 12/15/21	130,000	134,971
Insured: BAM 4.00%, due 12/15/22	250,000	266,055
Series A, Insured: AGM 4.00%, due 12/15/22	135,000	144,023
Insured: BAM 4.00%, due 12/15/23	560,000	612,181
Series A, Insured: AGM 4.00%, due 12/15/23	140,000	153,317

	Principal Amount	Value
Illinois (continued)
City of Rockford IL, Unlimited General Obligation (continued)
Insured: BAM 4.00%, due 12/15/24	$285,000	$319,459
Series A, Insured: AGM 4.00%, due 12/15/24	290,000	325,937
City of Waukegan IL, Water & Sewer System, Revenue Bonds
Insured: AGM 4.00%, due 12/30/21	100,000	103,847
Insured: AGM 4.00%, due 12/30/23	100,000	110,161
Insured: AGM 4.00%, due 12/30/24	110,000	124,332
Insured: AGM 4.00%, due 12/30/25	150,000	172,863
Cook County Community Unit School District No. 401 Elmwood Park, Limited General Obligation Series A, Insured: AGM 5.00%, due 12/1/20	1,340,000	1,344,650
Cook County Community Unit School District No. 401 Elmwood Park, UnLimited General Obligation 3.00%, due 12/1/22	500,000	524,015
Cook County High School District No. 205 Thornton Township, Limited General Obligation Series C, Insured: BAM 5.00%, due 12/1/25	2,800,000	3,348,548
Cook County School District No. 122 Ridgeland, Unlimited General Obligation
Series A 3.00%, due 12/1/22	950,000	996,635
Cook County School District No. 94, Komarek School District, Unlimited General Obligation
Insured: BAM 5.00%, due 12/1/21	180,000	188,136
Insured: BAM 5.00%, due 12/1/22	340,000	368,716
Insured: BAM 5.00%, due 12/1/23	555,000	623,432
Insured: BAM 5.00%, due 12/1/24	370,000	428,627
Insured: BAM 5.00%, due 12/1/25	390,000	464,701
Cook County Township High School District No. 220 Reavis, Unlimited General Obligation
Insured: BAM 4.00%, due 12/1/23	760,000	831,182
Insured: BAM 5.00%, due 12/1/24	570,000	662,551

22	MainStay MacKay Short Term Municipal Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
County of Cook IL, Unlimited General Obligation Series G 5.00%, due 11/15/25	$1,665,000	$1,669,878
Crawford Hospital District, Unlimited General Obligation
Insured: AGM 4.00%, due 1/1/21	125,000	125,663
Insured: AGM 4.00%, due 1/1/22	100,000	103,702
Insured: AGM 4.00%, due 1/1/23	265,000	281,957
Insured: AGM 4.00%, due 1/1/24	280,000	305,074
Insured: AGM 4.00%, due 1/1/25	285,000	317,080
Insured: AGM 4.00%, due 1/1/26	300,000	339,114
Insured: AGM 4.00%, due 1/1/27	315,000	359,475
Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago, Revenue Bonds 5.00%, due 8/15/23	250,000	278,963
Illinois Finance Authority, Chicago International School Project, Revenue Bonds 4.00%, due 12/1/21	425,000	431,915
Illinois Finance Authority, Edward Elmhurst Obligated Group, Revenue Bonds 5.00%, due 1/1/21	300,000	302,064
Illinois Finance Authority, Illinois Wesleyan University, Revenue Bonds
4.00%, due 9/1/21	265,000	270,403
5.00%, due 9/1/22	560,000	594,989
Illinois Finance Authority, OSF Healthcare System, Revenue Bonds Series B-1 5.00%, due 5/15/50 (a)	4,250,000	4,871,052
Illinois Finance Authority, University of Chicago Medical Center, Revenue Bonds Series C 5.50%, due 8/15/41	550,000	558,074
Illinois Sports Facilities Authority, Revenue Bonds Insured: AGM 5.00%, due 6/15/25	115,000	128,645

	Principal Amount	Value
Illinois (continued)
Illinois State Toll Highway Authority, Revenue Bonds
Series A 5.00%, due 1/1/21	$420,000	$423,112
Series A 5.00%, due 12/1/22	3,010,000	3,291,044
Illinois State University, Auxiliary Facilities System, Revenue Bonds
Series A, Insured: AGM 5.00%, due 4/1/21	505,000	513,555
Series B, Insured: AGM 5.00%, due 4/1/21	250,000	254,235
Series A, Insured: AGM 5.00%, due 4/1/22	425,000	449,561
Series B, Insured: AGM 5.00%, due 4/1/22	645,000	682,275
Joliet Park District, Limited General Obligation Insured: BAM 4.00%, due 2/1/21	830,000	837,063
Kane County School District No. 131 Aurora East Side, Unlimited General Obligation Insured: BAM 4.00%, due 12/1/22	580,000	619,057
Kankakee County School District No. 111, Limited General Obligation
Insured: BAM 4.00%, due 1/1/22	255,000	264,986
Insured: BAM 4.00%, due 1/1/24	370,000	404,221
Insured: BAM 4.00%, due 1/1/25	390,000	435,747
Kendall Kane & Will Counties Community Unit School District No. 308, Unlimited General Obligation 5.25%, due 2/1/27	1,000,000	1,033,560
Knox & Warren Counties Community Unit School District No. 205 Galesburg, Unlimited General Obligation
Series B, Insured: BAM 4.00%, due 1/1/24	590,000	649,030
Series A, Insured: BAM 4.00%, due 12/1/24	665,000	749,841
Series B, Insured: BAM 4.00%, due 1/1/25	625,000	703,475
Series A, Insured: BAM 4.00%, due 12/1/25	685,000	787,229
Series B, Insured: BAM 4.00%, due 1/1/26	640,000	735,846
Series A, Insured: BAM 4.00%, due 12/1/26	680,000	792,758

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	23

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
La Salle County School District No. 141, Unlimited General Obligation
Insured: MAC 4.00%, due 12/1/20	$560,000	$561,501
Insured: MAC 4.00%, due 12/1/21	585,000	604,984
Insured: MAC 4.00%, due 12/1/22	370,000	393,255
Lake County Community Consolidated School District No. 3 Beach Park, Unlimited General Obligation
Insured: AGM 4.00%, due 2/1/24	405,000	446,274
Insured: AGM 4.00%, due 2/1/25	450,000	507,114
Macon County School District No. 61, Unlimited General Obligation Insured: AGM 4.00%, due 1/1/24	750,000	822,570
Madison Macoupin Etc Counties Illinois Community College District No. 536, Lewis & Clark Community College, Unlimited General Obligation
Series A 5.00%, due 11/1/20	150,000	150,000
Series A 5.00%, due 11/1/21	70,000	73,056
5.00%, due 11/1/22	420,000	455,708
Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Revenue Bonds
Insured: NATL-RE (zero coupon), due 6/15/21	410,000	408,815
Insured: NATL-RE (zero coupon), due 12/15/23	175,000	165,557
Metropolitan Water Reclamation District of Greater Chicago, Limited General Obligation Series B 5.00%, due 12/1/23	4,200,000	4,406,556
Montgomery & Macoupin Counties Community Unit School District No. 12 Litchfield, Unlimited General Obligation
Series C, Insured: BAM 4.00%, due 10/1/22	295,000	313,505
Series C, Insured: BAM 4.00%, due 10/1/25	355,000	407,927
Series C, Insured: BAM 4.00%, due 10/1/26	380,000	443,316

	Principal Amount	Value
Illinois (continued)
Montgomery & Macoupin Counties Community Unit School District No. 12 Litchfield, Unlimited General Obligation (continued)
Series C, Insured: BAM 4.00%, due 10/1/27	$405,000	$478,216
Series C, Insured: BAM 4.00%, due 10/1/28	430,000	512,689
Northern Illinois University, Revenue Bonds
Series B, Insured: BAM 5.00%, due 4/1/21	260,000	264,134
Series B, Insured: BAM 5.00%, due 4/1/23	240,000	261,965
Series B, Insured: BAM 5.00%, due 4/1/25	850,000	985,116
Series B, Insured: BAM 5.00%, due 4/1/27	1,630,000	1,969,301
Public Building Commission of Chicago, Chicago Transit Authority, Revenue Bonds Insured: AMBAC 5.25%, due 3/1/24	1,000,000	1,111,180
Railsplitter Tobacco Settlement Authority, Revenue Bonds 5.00%, due 6/1/25	1,000,000	1,189,830
Regional Transportation Authority, Revenue Bonds
Series A 5.00%, due 6/1/21	125,000	128,086
Series A, Insured: NATL-RE 5.50%, due 7/1/22	335,000	361,100
Insured: AGM 5.75%, due 6/1/21	200,000	205,800
Insured: AGM 6.25%, due 7/1/22	360,000	392,494
Series A, Insured: AMBAC 7.20%, due 11/1/20	1,275,000	1,275,000
Rock Island County Metropolitan Airport Authority, Unlimited General Obligation
Insured: AGM 4.00%, due 12/1/22	1,185,000	1,263,020
Insured: AGM 4.00%, due 12/1/23	1,170,000	1,280,331
Insured: AGM 4.00%, due 12/1/24	1,275,000	1,430,575
Insured: AGM 4.00%, due 12/1/25	1,325,000	1,517,072
Rock Island County School District No. 41 Rock Island, Unlimited General Obligation Insured: BAM 4.00%, due 12/1/23	385,000	422,295

24	MainStay MacKay Short Term Municipal Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Round Lake IL, Lakewood Grove Special Service Area No. 3 & 4, Special Tax Insured: BAM 2.65%, due 3/1/21	$499,000	$501,335
Sales Tax Securitization Corp., Revenue Bonds Series C 5.00%, due 1/1/22	1,250,000	1,295,587
Saline County Community Unit School District No. 3 Harrisburg, Unlimited General Obligation Series B, Insured: BAM 3.00%, due 12/1/26	765,000	849,464
Sangamon County School District No. 186 Springfield, Unlimited General Obligation
Series C, Insured: AGM 4.00%, due 6/1/22	1,000,000	1,046,620
Series C, Insured: AGM 4.00%, due 6/1/23	1,000,000	1,075,200
Series C, Insured: AGM 4.00%, due 6/1/24	1,000,000	1,103,230
Series C, Insured: AGM 4.00%, due 6/1/25	875,000	988,172
Series C, Insured: AGM 5.00%, due 6/1/26	910,000	1,100,536
Series C, Insured: AGM 5.00%, due 6/1/27	955,000	1,180,179
Sauk Village, Unlimited General Obligation
Series B, Insured: BAM 4.00%, due 12/1/21	750,000	779,340
Series C, Insured: BAM 4.00%, due 12/1/21	130,000	135,086
Series C, Insured: BAM 4.00%, due 12/1/22	100,000	106,285
Series C, Insured: BAM 4.00%, due 12/1/23	1,030,000	1,121,546
South Sangamon Water Commission, Alternate Revenue Source, Unlimited General Obligation
Insured: AGM 4.00%, due 1/1/22	300,000	310,113
Insured: AGM 4.00%, due 1/1/23	165,000	174,829
Insured: AGM 4.00%, due 1/1/24	350,000	379,183
Insured: AGM 4.00%, due 1/1/25	250,000	275,250

	Principal Amount	Value
Illinois (continued)
Southwestern Illinois Development Authority, Flood Prevention District Council Project, Revenue Bonds
4.00%, due 4/15/21	$450,000	$457,358
4.00%, due 4/15/22	500,000	525,850
St. Clair County High School District No. 201 Belleville, Unlimited General Obligation Series B, Insured: BAM 4.00%, due 2/1/22	1,180,000	1,232,522
State of Illinois, Revenue Bonds 4.00%, due 6/15/21	2,500,000	2,537,875
State of Illinois, Sales Tax, Revenue Bonds
5.00%, due 6/15/22	655,000	689,689
Series C 5.00%, due 6/15/22	95,000	100,031
State of Illinois, Unlimited General Obligation
Series D 5.00%, due 11/1/20	2,750,000	2,750,000
5.00%, due 8/1/21	3,295,000	3,381,230
Series A 5.00%, due 10/1/21	1,425,000	1,469,545
Series D 5.00%, due 11/1/24	4,500,000	4,815,765
1st Series, Insured: NATL-RE 6.00%, due 11/1/26	4,115,000	4,871,172
University of Illinois, Auxiliary System Facilities, Revenue Bonds Series A, Insured: AMBAC 5.50%, due 4/1/22	175,000	186,466
Upper Illinois River Valley Development Authority, Morris Hospital, Revenue Bonds 5.00%, due 12/1/20	575,000	576,788
Village of Brookfield IL, Unlimited General Obligation
Insured: BAM 4.00%, due 3/1/22	250,000	261,360
Insured: BAM 4.00%, due 3/1/23	270,000	290,795
Village of McCook IL, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 12/1/23	230,000	253,239
Village of Stone Park, Unlimited General Obligation
Series B, Insured: BAM 4.00%, due 2/1/21	120,000	120,941
Series B, Insured: BAM 4.00%, due 2/1/24	135,000	144,578
Series B, Insured: BAM 4.00%, due 2/1/25	150,000	163,602

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	25

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Washington County Community Unit School District No. 10, Unlimited General Obligation
Insured: BAM 4.00%, due 1/15/21	$740,000	$745,150
Insured: BAM 4.00%, due 1/15/22	580,000	604,180
West Chicago Park District, Unlimited General Obligation
Series B, Insured: BAM 3.00%, due 12/1/23	225,000	239,614
Series B, Insured: BAM 3.00%, due 12/1/24	485,000	525,430
Series B, Insured: BAM 3.00%, due 12/1/25	520,000	571,906
Western Illinois University, Revenue Bonds
Insured: BAM 4.00%, due 4/1/22	1,200,000	1,251,696
Insured: BAM 4.00%, due 4/1/24	1,000,000	1,097,720
Insured: BAM 4.00%, due 4/1/26	1,340,000	1,524,920
Insured: BAM 4.00%, due 4/1/27	1,400,000	1,609,132
White Oak Library District, Unlimited General Obligation
5.00%, due 1/1/21	355,000	357,620
5.00%, due 1/1/22	315,000	331,541
5.00%, due 1/1/23	430,000	470,278
Will County Community High School District No. 210 Lincoln-Way, Unlimited General Obligation Insured: AGM (zero coupon), due 1/1/25	685,000	647,770
Will County Community Unit School District No. 365 Valley View, Capital Appreciation, Unlimited General Obligation Insured: AGM (zero coupon), due 11/1/21	125,000	124,331

		170,989,356

Indiana 1.1%
Brownsburg 1999 School Building Corp., Revenue Bonds Insured: State Intercept 4.00%, due 1/15/22	255,000	265,947
City of Evansville IN, Medical School Project, Tax Allocation Series A; Insured: BAM 5.00%, due 2/1/23	535,000	585,889

	Principal Amount	Value
Indiana (continued)
Crown Point Multi School Building Corp., Revenue Bonds Insured: NATL-RE (zero coupon), due 1/15/21	$3,130,000	$3,126,933
Hammond Multi-School Building Corp., Revenue Bonds
Insured: State Intercept 4.00%, due 7/15/21	330,000	337,494
Insured: State Intercept 5.00%, due 1/15/22	555,000	584,359
Insured: State Intercept 5.00%, due 7/15/22	1,040,000	1,118,010
Indiana Finance Authority, Indiana University Health Obligated Group, Revenue Bonds Series A 5.00%, due 12/1/22	250,000	272,798
Indiana Finance Authority, Marian University Project, Revenue Bonds
Series B 2.57%, due 9/15/21	450,000	449,878
Series A 5.00%, due 9/15/21	60,000	61,690
Series A 5.00%, due 9/15/22	50,000	52,971
Series A 5.00%, due 9/15/23	75,000	81,578
Indiana Health & Educational Facilities Financing Authority, Ascension Senior Health Credit Group, Revenue Bonds (a)	1,400,000	1,419,344
Indiana Housing & Community Development Authority, Revenue Bonds Series B-2, Insured: GNMA 5.00%, due 7/1/21 (b)	1,345,000	1,385,807
IPS Multi-School Building Corp., Indianapolis Board of School Commissioners, Revenue Bonds Insured: State Intercept 5.00%, due 1/15/22	1,250,000	1,317,825
Terre Haute Sanitation District, Revenue Bonds
Series A, Insured: BAM 3.00%, due 1/1/23	320,000	335,200
Series A, Insured: BAM 3.00%, due 7/1/23	390,000	412,624
Series A, Insured: BAM 3.00%, due 1/1/24	350,000	373,093
Series A, Insured: BAM 3.00%, due 7/1/24	385,000	414,048
Series A, Insured: BAM 3.00%, due 1/1/25	400,000	433,932

26	MainStay MacKay Short Term Municipal Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Indiana (continued)
Terre Haute Sanitation District, Revenue Bonds (continued)
Series A, Insured: BAM 3.00%, due 7/1/25	$390,000	$426,625
Series A, Insured: BAM 3.00%, due 1/1/26	275,000	302,973
Series A, Insured: BAM 3.00%, due 7/1/26	280,000	309,613
Town of Speedway IN, Sewage Works, Revenue Bonds Series A, Insured: AGM 3.00%, due 9/1/24	550,000	600,369
Wayne Township Metropolitan School District, Limited General Obligation
Insured: State Intercept 3.00%, due 1/15/22	500,000	513,775
Insured: State Intercept 4.00%, due 7/15/22	1,010,000	1,065,510
Insured: State Intercept 4.00%, due 1/15/23	1,035,000	1,107,305

		17,355,590

Iowa 0.9%
City of Altoona IA, Unlimited General Obligation Series C, Insured: BAM 3.00%, due 6/1/21	235,000	238,509
City of New Hampton Municipal Electric Utility, Revenue Bonds
Insured: BAM 3.00%, due 6/1/22	135,000	140,037
Insured: BAM 3.00%, due 6/1/23	140,000	148,352
Insured: BAM 3.00%, due 6/1/24	140,000	151,159
City of Newton IA, Unlimited General Obligation Series C, Insured: AGM 2.00%, due 6/1/22	520,000	532,490
Clinton Community School District, Unlimited General Obligation
Insured: AGM 5.00%, due 6/1/21	1,180,000	1,211,494
Insured: AGM 5.00%, due 6/1/22	620,000	665,012
Iowa Higher Education Loan Authority, Des Moines University Project, Revenue Bonds
5.00%, due 10/1/23	515,000	574,828
5.00%, due 10/1/24	550,000	633,584
5.00%, due 10/1/25	570,000	673,278

	Principal Amount	Value
Iowa (continued)
Iowa State University of Science & Technology, Revenue Bonds Insured: BAM 5.00%, due 7/1/22	$1,215,000	$1,309,333
Iowa Student Loan Liquidity Corp., Revenue Bonds (b)
Series A 5.00%, due 12/1/21	2,500,000	2,578,950
Series A 5.00%, due 12/1/24	275,000	306,545
Lewis Central Community School District, Revenue Bonds
Insured: BAM 4.00%, due 7/1/24	620,000	699,341
Insured: BAM 4.00%, due 7/1/25	570,000	660,476
Insured: BAM 4.00%, due 7/1/26	675,000	798,025
Sioux Center Community School District, Unlimited General Obligation
Insured: AGM 5.00%, due 5/1/21	755,000	772,101
Insured: AGM 5.00%, due 5/1/22	350,000	373,856
Southern Iowa Rural Water Association, Revenue Bonds Insured: AGM 4.00%, due 12/1/23	395,000	435,061
State of Iowa, Revenue Bonds 5.00%, due 6/15/26	130,000	162,503
Waterloo Community School District, Revenue Bonds
Insured: AGM 4.00%, due 7/1/23	125,000	136,263
Insured: AGM 4.00%, due 7/1/24	450,000	504,099
Insured: AGM 4.00%, due 7/1/25	450,000	516,951
Insured: AGM 4.00%, due 7/1/26	100,000	117,074

		14,339,321

Kansas 0.0%‡
Franklin County Unified School District No. 287 West Franklin, Unlimited General Obligation Insured: AGM 5.00%, due 9/1/23	305,000	344,376

Kentucky 1.3%
County of Carroll KY, Kentucky Utilities Co., Revenue Bonds 1.20%, due 2/1/32 (a)(b)	3,000,000	3,007,260

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	27

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Kentucky (continued)
Kentucky Asset Liability Commission, Revenue Bonds 1st Series 5.00%, due 9/1/21	$1,180,000	$1,224,710
Kentucky Bond Development Corp., Lexington Center Corp. Project, Revenue Bonds Series A 5.00%, due 9/1/22	550,000	590,783
Kentucky Bond Development Corp., Revenue Bonds 5.00%, due 9/1/21	725,000	753,456
Kentucky Economic Development Finance Authority, Revenue Bonds Series A 5.00%, due 7/1/26	3,450,000	3,883,389
Kentucky Public Energy Authority, Revenue Bonds
Series C 4.00%, due 8/1/21	275,000	281,870
Series C 4.00%, due 8/1/22	390,000	412,320
Series C 4.00%, due 8/1/23	390,000	423,992
Series C 4.00%, due 2/1/50 (a)	6,560,000	7,660,112
Louisville & Jefferson County Metropolitan Government, Louisville Gas & Electric Co., Revenue Bonds 1.85%, due 10/1/33 (a)	3,000,000	3,013,020

		21,250,912

Louisiana 2.3%
Calcasieu Parish School District No. 31, Unlimited General Obligation Insured: BAM 5.00%, due 3/1/24	160,000	183,717
City of New Orleans LA, Sewerage Service, Revenue Bonds 5.00%, due 6/1/22	820,000	876,030
City of New Orleans LA, Water System, Revenue Bonds 5.00%, due 12/1/27	400,000	466,044
City of Shreveport LA, Water & Sewer, Revenue Bonds Series B, Insured: BAM 5.00%, due 12/1/26	210,000	260,589
Jefferson Sales Tax District, Revenue Bonds Series A, Insured: AGM 5.00%, due 12/1/25	1,295,000	1,567,274

	Principal Amount	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, City of Crowley Project, Revenue Bonds
Insured: BAM 4.00%, due 10/1/23	$515,000	$561,891
Insured: BAM 4.00%, due 10/1/24	535,000	599,537
Louisiana Local Government Environmental Facilities & Community Development Authority, Innovative Student Facilities, Inc. Project, Revenue Bonds
Insured: BAM 5.00%, due 10/1/22	290,000	312,017
Insured: BAM 5.00%, due 10/1/23	230,000	256,158
Insured: BAM 5.00%, due 10/1/24	225,000	258,912
Insured: BAM 5.00%, due 10/1/25	250,000	295,690
Louisiana Public Facilities Authority, Entergy Louisiana, Revenue Bonds Series A 3.375%, due 9/1/28	3,825,000	3,860,955
Louisiana Stadium & Exposition District, Revenue Bonds
Series A 5.00%, due 7/1/22	1,000,000	1,064,180
5.00%, due 7/3/23	8,500,000	9,205,415
Parish of St. John the Baptist LA, Marathon Oil Corp Project, Revenue Bonds (a)
Series B1 2.125%, due 6/1/37	9,925,000	9,978,992
Series B2 2.375%, due 6/1/37	6,525,000	6,599,319
Regional Transit Authority, Sales Tax. Revenue Bonds Insured: AGM 5.00%, due 12/1/23	500,000	501,865
Shreveport Water & Sewer Revenue, Junior Lien, Revenue Bonds Series C, Insured: BAM 3.00%, due 12/1/28	275,000	304,909

		37,153,494

Maine 0.2%
Maine Finance Authority, Revenue Bonds (b)
Series 2019A-1, Insured: AGM 5.00%, due 12/1/22	500,000	537,495

28	MainStay MacKay Short Term Municipal Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Maine (continued)
Maine Finance Authority, Revenue Bonds (b) (continued)
Series 2019A-1, Insured: AGM 5.00%, due 12/1/23	$545,000	$604,993
Series 2019A-1, Insured: AGM 5.00%, due 12/1/24	520,000	594,771
Series 2019A-1, Insured: AGM 5.00%, due 12/1/25	475,000	557,256
Maine Health & Higher Educational Facilities Authority, Revenue Bonds Series C, Insured: AGM 5.00%, due 7/1/24	1,045,000	1,207,121

		3,501,636

Maryland 1.2%
County of Frederick MD, Special Tax
Series A 5.00%, due 7/1/23	1,000,000	1,113,990
Series A 5.00%, due 7/1/24	1,060,000	1,222,519
County of Montgomery MD, Unlimited General Obligation
Series D 3.00%, due 11/1/20	600,000	600,000
Series B 4.00%, due 11/1/27	3,765,000	4,617,471
Maryland Economic Development Corp. University of Maryland College Park Project, Revenue Bonds Insured: AGM 4.00%, due 6/1/25	300,000	335,862
Maryland Economic Development Corp., Seagirt Marine Terminal Project, Revenue Bonds
Series B 3.25%, due 6/1/22	755,000	771,165
3.40%, due 6/1/23	750,000	776,423
Series B 3.60%, due 6/1/23	3,925,000	4,082,903
Series B 3.70%, due 6/1/25	1,000,000	1,061,880
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds Series B 2.875%, due 7/1/23	1,750,000	1,765,417
Maryland Health & Higher Educational Facilities Authority, John Hopkins University, Revenue Bonds Series B 5.00%, due 7/1/23	345,000	385,865

	Principal Amount	Value
Maryland (continued)
Maryland State Transportation Authority, Baltimore/Washington International Thurgood Marshall Airport, Revenue Bonds 5.00%, due 6/1/22 (b)	$660,000	$701,540
Maryland State Transportation Authority, Revenue Bonds Insured: AGM 5.00%, due 6/1/23 (b)	1,000,000	1,099,600
State of Maryland, Unlimited General Obligation
Series C 5.00%, due 8/1/21	350,000	362,492
Series C 5.00%, due 8/1/22	540,000	585,014

		19,482,141

Massachusetts 1.0%
City of Quincy MA, State Qualified Municipal Purpose Loan, Limited General Obligation Insured: State Aid Witholding 5.00%, due 12/1/28	375,000	376,399
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation Series C 5.00%, due 7/1/26	500,000	539,430
Commonwealth of Massachusetts, Limited General Obligation Series A, Insured: AMBAC 5.25%, due 8/1/21	285,000	295,679
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL-RE 5.25%, due 1/1/21	500,000	503,890
Insured: NATL-RE 5.50%, due 1/1/22	830,000	878,878
Insured: NATL-RE 5.50%, due 1/1/23	2,855,000	3,133,534
Insured: NATL-RE 5.50%, due 1/1/25	6,380,000	7,556,536
Massachusetts Bay Transportation Authority, Revenue Bonds Series A 5.00%, due 7/1/22	360,000	388,263
Massachusetts State College Building Authority, Revenue Bonds Series D; Insured: State Intercept 5.00%, due 5/1/21	625,000	639,944

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	29

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Massachusetts (continued)
University of Massachusetts Building Authority, Revenue Bonds Series 2015-2 5.00%, due 11/1/21	$1,900,000	$1,989,965

		16,302,518

Michigan 2.8%
Allen Park Public School District, Unlimited General Obligation Insured: Q-SBLF 5.00%, due 5/1/24	630,000	730,309
Allendale Public School District, Unlimited General Obligation Insured: Q-SBLF 5.00%, due 11/1/22	525,000	572,156
Caledonia Community Schools, Unlimited General Obligation Insured: Q-SBLF 5.00%, due 5/1/22	570,000	610,453
City of Detroit MI, Sewage Disposal System, Second Lien, Revenue Bonds Series B, Insured: NATL-RE 5.50%, due 7/1/22	1,500,000	1,619,730
City of Manistee MI, Limited General Obligation
Insured: AGM 3.00%, due 10/1/24	200,000	217,992
Insured: AGM 3.00%, due 10/1/25	270,000	299,093
County of Genesee MI, Revenue Bonds
Series A, Insured: BAM 3.00%, due 6/1/22	155,000	160,211
Series A, Insured: BAM 3.00%, due 6/1/23	150,000	158,672
Series A, Insured: BAM 3.00%, due 6/1/24	160,000	172,694
County of Genesee MI, Water Supply System, Limited General Obligation Series B, Insured: BAM 5.00%, due 2/1/23	500,000	549,450
Fitzgerald Public School District, Unlimited General Obligation Insured: BAM 4.00%, due 5/1/24	870,000	967,457
Flint Public Library, Library Building & Site Bond, Unlimited General Obligation Insured: AGM 3.00%, due 5/1/26	1,060,000	1,185,652

	Principal Amount	Value
Michigan (continued)
Michigan Finance Authority, Energy Conservation Local Project, Revenue Bonds
4.00%, due 6/15/22	$100,000	$105,129
4.00%, due 6/15/23	240,000	258,986
4.00%, due 6/15/24	270,000	298,809
4.00%, due 6/15/25	200,000	226,192
4.00%, due 6/15/26	385,000	442,646
Michigan Finance Authority, Kettering University Project, Revenue Bonds
5.00%, due 9/1/22	175,000	187,910
5.00%, due 9/1/24	200,000	226,708
5.00%, due 9/1/27	550,000	661,380
5.00%, due 9/1/28	500,000	610,155
Michigan Finance Authority, Revenue Bonds
Series A-1 2.326%, due 6/1/30	8,000,000	8,015,440
Series A, Class 1 4.00%, due 6/1/23	1,000,000	1,094,390
Series 25-A 5.00%, due 11/1/21 (b)	1,700,000	1,752,360
Series 25-A 5.00%, due 11/1/22 (b)	1,775,000	1,881,553
Series A, Class 1 5.00%, due 6/1/25	1,000,000	1,201,390
Michigan Finance Authority, Revenue Notes Series A-2, Insured: State Aid Witholding 4.00%, due 8/20/21	12,000,000	12,361,320
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds Series MI-1 5.00%, due 12/1/21	200,000	209,550
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds 5.00%, due 11/1/22	500,000	544,385
Michigan Strategic Fund, Detroit Edison Project, Revenue Bonds Series ET-2 1.45%, due 8/1/29 (a)	2,000,000	2,007,220
Michigan Strategic Fund, Ltd., Revenue Bonds Insured: AMBAC 7.00%, due 5/1/21	1,170,000	1,208,341
South Huron Valley Utility Authority, Revenue Bonds
Insured: BAM 3.00%, due 5/1/22	360,000	371,743
Insured: BAM 3.00%, due 5/1/23	480,000	504,307

30	MainStay MacKay Short Term Municipal Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Michigan (continued)
South Huron Valley Utility Authority, Revenue Bonds (continued)
Insured: BAM 4.00%, due 5/1/24	$500,000	$551,450
Insured: BAM 4.00%, due 5/1/25	515,000	580,884
State of Michigan, Revenue Bonds 5.00%, due 3/15/24	475,000	545,690
State of Michigan, School Loan, Unlimited General Obligation Series B, Insured: Q-SBLF 4.14%, due 11/1/20	715,000	715,000
Wayne County Airport Authority, Revenue Bonds
Series A, Insured: AGM 4.00%, due 12/1/20 (b)	1,000,000	1,002,820
Series C 5.00%, due 12/1/21	500,000	501,810

		45,311,437

Minnesota 0.5%
Becker Independent School District No. 726, Unlimited General Obligation
Series A, Insured: School District Credit Program 5.00%, due 2/1/22	375,000	394,927
Series A, Insured: School District Credit Program 5.00%, due 2/1/23	730,000	800,416
Series A, Insured: School District Credit Program 5.00%, due 2/1/24	560,000	638,075
City of Minneapolis MN, Convention Center, Unlimited General Obligation 0.60%, due 12/1/25	5,000,000	4,980,550
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds Subseries B 5.00%, due 1/1/23	200,000	217,694
3.50%, due 1/1/24	270,000	271,094

		7,302,756

Mississippi 0.3%
Mississippi Development Bank, Hinds County School District Project, Revenue Bonds 4.00%, due 3/1/24	330,000	362,291
Mississippi Development Bank, Jackson Mississippi Project, Revenue Bonds Insured: AGM 5.25%, due 3/1/21	1,385,000	1,405,955

	Principal Amount	Value
Mississippi (continued)
Mississippi Development Bank, Jackson Water & Sewer System Project, Revenue Bonds Insured: AGM 5.00%, due 12/1/20	$1,000,000	$1,002,880
Mississippi Development Bank, Municipal Energy Agency of Mississippi, Revenue Bonds
Insured: AGM 5.00%, due 3/1/21	500,000	507,240
Insured: AGM 5.00%, due 3/1/27	300,000	353,157
Mississippi Gaming Tax, Revenue Bonds Series A 5.00%, due 10/15/22	1,000,000	1,082,730
West Rankin Utility Authority, Revenue Bonds Insured: AGM 5.00%, due 1/1/26	435,000	509,733

		5,223,986

Missouri 0.8%
City of St. Louis MO, Airport, Revenue Bonds Series A, Insured: AGM 5.00%, due 7/1/23	3,000,000	3,338,430
Kansas City Industrial Development Authority, Downtown Redevelopment District, Revenue Bonds Series A, Insured: City Appropriation 5.00%, due 9/1/21	4,420,000	4,591,231
Kansas City Municipal Assistance Corp., Capital Appreciation, Revenue Bonds Series B-1, Insured: AGC (zero coupon), due 4/15/23	880,000	864,406
Lincoln University, Auxiliary Systems, Revenue Bonds
Insured: AGM 5.00%, due 6/1/22	300,000	320,646
Insured: AGM 5.00%, due 6/1/23	320,000	355,683
Missouri Health & Educational Facilities Authority, A.T. Still University of Health Sciences, Revenue Bonds Series B 2.29%, due 10/1/21	1,000,000	1,009,100
Missouri Highway & Transportation Commission, Federal Reimbursement, Revenue Bonds Series A 5.00%, due 5/1/21	2,610,000	2,619,318

		13,098,814

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	31

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Montana 0.4%
Gallatin County School District No. 72 Ophir, Unlimited General Obligation
Series A 2.00%, due 7/1/21	$340,000	$343,611
Series A 2.00%, due 7/1/22	290,000	297,430
Series A 2.00%, due 7/1/23	250,000	259,815
3.00%, due 7/1/21	500,000	508,605
4.00%, due 7/1/22	450,000	476,406
4.00%, due 7/1/23	315,000	343,907
4.00%, due 7/1/25	715,000	825,996
4.00%, due 7/1/26	750,000	884,407
Montana Facilities Finance Authority, Kalispell Regional Medical Center, Revenue Bonds Series A 4.378%, due 7/1/22	915,000	947,501
State of Montana, Unlimited General Obligation
Series C 5.00%, due 8/1/21	275,000	284,771
Series C 5.00%, due 8/1/22	225,000	243,673
Series C 5.00%, due 8/1/24	440,000	517,986

		5,934,108

Nebraska 0.7%
Central Plains Energy, Project No. 4, Revenue Bonds 5.00%, due 3/1/50 (a)	8,920,000	9,995,573
Cheyenne County School District No. 1, Unlimited General Obligation
Series B, Insured: AGM 4.00%, due 12/15/22	585,000	629,747
Series B, Insured: AGM 4.00%, due 12/15/23	650,000	722,878

		11,348,198

Nevada 1.2%
Clark County School District, Limited General Obligation
Series A, Insured: AGM 3.00%, due 6/15/22	750,000	778,170
Series A, Insured: AGM 3.00%, due 6/15/23	650,000	689,878
Series A, Insured: AGM 3.00%, due 6/15/24	650,000	703,801
Series A, Insured: AGM 3.00%, due 6/15/25	800,000	882,528

	Principal Amount	Value
Nevada (continued)
Clark County School District, Limited General Obligation (continued)
Series C 5.00%, due 6/15/22	$1,520,000	$1,625,898
Series C 5.00%, due 6/15/23	2,150,000	2,394,897
Series D 5.00%, due 6/15/27	575,000	623,317
Clark County, Limited General Obligation 5.00%, due 11/1/20	2,225,000	2,225,000
County of Clark Department of Aviation, Junior Lien, Revenue Bonds Series C 5.00%, due 7/1/21 (b)	1,125,000	1,156,387
County of Clark Department of Aviation, Revenue Bonds Series A 5.00%, due 7/1/21	3,000,000	3,085,710
County of Washoe, Sierra Pacific Power Co. Project, Revenue Bonds Series D 2.05%, due 3/1/36 (a)(b)	3,000,000	3,060,960
Las Vegas Convention & Visitors Authority, Revenue Bonds
Series B 5.00%, due 7/1/23	150,000	161,672
Series B 5.00%, due 7/1/29	290,000	342,415
Washoe County School District, School Improvement Bonds, Limited General Obligation
Series A 5.00%, due 10/1/22	300,000	326,184
Series A 5.00%, due 10/1/23	535,000	603,084

		18,659,901

New Hampshire 0.1%
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds (b)
Series A 5.00%, due 1/1/21	1,190,000	1,198,687
Series A 5.00%, due 1/1/23	600,000	657,138

		1,855,825

New Jersey 7.0%
Bergen County Improvement Authority, Bergen New Bridge Medical Center, Revenue Bonds Series A 3.00%, due 8/15/22	3,270,000	3,414,567

32	MainStay MacKay Short Term Municipal Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Jersey (continued)
Borough of Wenonah NJ, Unlimited General Obligation
Insured: BAM 4.00%, due 10/15/23	$365,000	$401,745
Insured: BAM 4.00%, due 10/15/24	370,000	418,618
Buena Regional School District, Unlimited General Obligation Insured: MAC 5.00%, due 8/1/24	220,000	255,946
Camden County Improvement Authority, Rowan University Project, Revenue Bonds
1.125%, due 7/1/21	1,350,000	1,350,904
Series A, Insured: BAM 5.00%, due 7/1/24	2,000,000	2,312,640
Cape May County Industrial Pollution Control Financing Authority, Atlantic City Electric Co., Revenue Bonds Series A, Insured: NATL-RE 6.80%, due 3/1/21	665,000	677,888
Casino Reinvestment Development Authority, Inc., Revenue Bonds Insured: AGM 5.00%, due 11/1/27	500,000	564,495
City of Atlantic City NJ, Tax Appeal, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 3/1/21	600,000	608,406
City of East Orange NJ, Water Utility, Unlimited General Obligation Series B, Insured: AGM, State Aid Witholding 5.00%, due 7/15/24	175,000	203,966
City of Elizabeth NJ, Unlimited General Obligation Insured: AGM 4.50%, due 4/15/21	150,000	152,892
City of Millville NJ, Unlimited General Obligation Insured: AGM 3.00%, due 11/1/23	250,000	256,483
City of Newark NJ, Unlimited General Obligation
Series C 2.00%, due 10/5/21	1,200,000	1,213,908
Series A, Insured: AGM 5.00%, due 10/1/23	1,000,000	1,123,550
Series A, Insured: AGM 5.00%, due 10/1/24	1,000,000	1,161,150

	Principal Amount	Value
New Jersey (continued)
City of Newark NJ, Unlimited General Obligation (continued)
Series B, Insured: AGM 5.00%, due 10/1/24	$1,150,000	$1,335,323
Series C, Insured: AGM 5.00%, due 10/1/24	145,000	168,367
Series A, Insured: AGM 5.00%, due 10/1/25	1,000,000	1,198,100
Series A, Insured: AGM 5.00%, due 10/1/26	700,000	857,507
City of Newark NJ, Unlimited General Obligation Notes 3.50%, due 7/27/21	3,500,000	3,572,310
City of Perth Amboy NJ, Unlimited General Obligation
Insured: AGM 5.00%, due 7/1/21	460,000	472,990
Insured: AGM 5.00%, due 7/1/22	615,000	658,696
Insured: AGM 5.00%, due 7/1/23	735,000	817,504
Insured: AGM 5.00%, due 7/1/24	760,000	876,417
County of Essex NJ, Unlimited General Obligation 2.00%, due 9/3/21	1,330,000	1,348,979
County of Mercer NJ, Unlimited General Obligation Series A 2.00%, due 6/10/21	4,000,000	4,042,080
Essex County Improvement Authority, North Star Academy Charter School, Revenue Bonds (d)
4.00%, due 7/15/22	225,000	235,566
4.00%, due 7/15/24	200,000	218,296
4.00%, due 7/15/26	385,000	431,204
Garden State Preservation Trust, Capital Appreciation, Revenue Bonds Series B, Insured: AGM (zero coupon), due 11/1/23	175,000	169,470
Garden State Preservation Trust, Revenue Bonds
Series A 5.00%, due 11/1/22	1,200,000	1,266,420
Series C, Insured: AGM 5.25%, due 11/1/20	1,585,000	1,585,000
Series C, Insured: AGM 5.25%, due 11/1/21	1,175,000	1,229,332
Gloucester County Improvement Authority, Rowan University Project, Revenue Bonds Series B, Insured: BAM 5.00%, due 7/1/24	1,300,000	1,500,148

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	33

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Jersey (continued)
Greater Egg Harbor Regional High School District, Unlimited General Obligation Insured: AGM 5.00%, due 2/1/23	$225,000	$248,479
Hamilton Township School District, Unlimited General Obligation Insured: BAM 4.00%, due 2/1/22	270,000	282,191
Manchester Township Board of Education, Unlimited General Obligation
Insured: BAM 3.00%, due 3/1/21	170,000	171,496
Insured: BAM 4.00%, due 3/1/23	355,000	383,027
Middle Township School District, Unlimited General Obligation Insured: AGM 3.00%, due 7/15/26	250,000	273,543
Morris-Union Jointure Commission, Certificate of Participation Insured: AGM 5.00%, due 8/1/26	420,000	465,683
New Brunswick Parking Authority, Revenue Bonds
Series B 5.00%, due 9/1/21	175,000	181,347
Series B 5.00%, due 9/1/22	700,000	755,097
Series B, Insured: BAM 5.00%, due 9/1/24	900,000	1,046,871
Series B, Insured: BAM 5.00%, due 9/1/25	900,000	1,081,692
New Jersey Economic Development Authority, Capital Appreciation, Revenue Bonds Insured: NATL-RE (zero coupon), due 7/1/21	105,000	104,316
New Jersey Economic Development Authority, Cigarette Tax, Revenue Bonds
5.00%, due 6/15/21	1,250,000	1,266,663
5.00%, due 6/15/24	410,000	422,772
New Jersey Economic Development Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds 5.00%, due 7/15/21	200,000	205,678
New Jersey Economic Development Authority, Revenue Bonds
Series B, Insured: AGM (zero coupon), due 2/15/21	3,000,000	2,994,900

	Principal Amount	Value
New Jersey (continued)
New Jersey Economic Development Authority, Revenue Bonds (continued)
Series DDD 5.00%, due 6/15/21	$960,000	$984,864
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series C 4.521%, due 6/15/21	985,000	1,001,459
Series FFF 5.00%, due 6/15/23	750,000	822,405
Series K, Insured: AMBAC 5.25%, due 12/15/20	1,320,000	1,326,864
Series N-1, Insured: NATL-RE 5.50%, due 9/1/23	1,500,000	1,676,895
New Jersey Educational Facilities Authority, William Paterson University, Revenue Bonds Series A, Insured: BAM 5.00%, due 7/1/25	3,000,000	3,539,700
New Jersey Health Care Facilities Financing Authority, Barnabas Health, Revenue Bonds Series A 5.00%, due 7/1/25	1,000,000	1,072,850
New Jersey Health Care Facilities Financing Authority, RWJ Barnabus Health Obligated Group, Revenue Bonds Series B-3 5.00%, due 7/1/45 (a)	1,000,000	1,225,300
New Jersey Housing & Mortgage Finance Agency, Pilgrim Baptist Village I & II Project, Revenue Bonds Series E 1.50%, due 9/1/22 (a)	2,650,000	2,671,862
New Jersey State Economic Development Authority, Revenue Bonds
Series A, Insured: BAM 5.00%, due 7/1/27	2,525,000	3,047,296
Series A, Insured: BAM 5.00%, due 7/1/28	150,000	179,745
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Revenue Bonds Insured: BHAC-CR AMBAC (zero coupon), due 12/15/24	750,000	714,105
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
Series A 5.00%, due 6/15/21	1,655,000	1,692,370
Series A 5.00%, due 6/15/23	125,000	136,750

34	MainStay MacKay Short Term Municipal Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds (continued)
Series A 5.00%, due 6/15/24	$8,675,000	$9,782,537
5.00%, due 6/15/25	360,000	416,797
New Jersey Transportation Trust Fund Authority, Revenue Bonds Series C; Insured: BHAC (zero coupon), due 12/15/27	215,000	191,206
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series AA 5.00%, due 6/15/21	500,000	512,950
Series A, Insured: AGM 5.25%, due 12/15/20	2,950,000	2,966,343
Series B, Insured: AMBAC 5.25%, due 12/15/23	1,190,000	1,335,013
Series B, Insured: AGC 5.50%, due 12/15/20	1,300,000	1,307,293
Series B, Insured: NATL-RE 5.50%, due 12/15/20	4,900,000	4,926,901
Series A 5.50%, due 12/15/21	375,000	394,380
North Brunswick Township Board of Education, Unlimited General Obligation
Insured: School Bond Reserve Fund 4.00%, due 7/15/21	540,000	553,532
Insured: School Bond Reserve Fund 4.00%, due 7/15/22	720,000	762,984
Passaic Valley Sewerage Commission, Revenue Bonds
Series J, Insured: AGM 3.00%, due 12/1/23	1,600,000	1,717,584
Series J, Insured: AGM 3.00%, due 12/1/24	1,800,000	1,972,800
Passaic Valley Sewerage Commissioners, Sewer System, Revenue Bonds
Series H, Insured: AGM 5.00%, due 12/1/20	300,000	301,068
Series H, Insured: AGM 5.00%, due 12/1/23	2,190,000	2,484,336
Plainfield Board of Education, Unlimited General Obligation
Insured: BAM 5.00%, due 8/1/24	1,000,000	1,168,670
Insured: BAM 5.00%, due 8/1/25	1,000,000	1,208,060

	Principal Amount	Value
New Jersey (continued)
Plumsted Township School District, Unlimited General Obligation
Insured: AGM 4.00%, due 7/15/21	$405,000	$413,363
Insured: AGM 4.00%, due 7/15/22	430,000	450,717
Insured: AGM 4.00%, due 7/15/23	440,000	475,772
South Jersey Port Corp., Marine Terminal, Revenue Bonds 5.00%, due 1/1/21 (b)	1,010,000	1,015,595
State of New Jersey, Unlimited General Obligation
5.00%, due 6/1/24	250,000	285,738
5.00%, due 6/1/26	275,000	322,812
Tobacco Settlement Financing Corp., Revenue Bonds
Series A 5.00%, due 6/1/21	500,000	512,885
Series A 5.00%, due 6/1/22	1,250,000	1,336,962
Series A 5.00%, due 6/1/23	1,000,000	1,111,940
Series A 5.00%, due 6/1/24	8,250,000	9,507,217

		113,512,542

New Mexico 0.2%
Albuquerque Municipal School District No. 12, Unlimited General Obligation Insured: State Aid Witholding 5.00%, due 8/1/23	1,165,000	1,308,283
City of Farmington NM, Public Services Commission, Revenue Bonds 1.15%, due 6/1/40 (a)	1,000,000	1,004,080
County of Colfax NM, Revenue Bonds
Insured: BAM 3.00%, due 8/1/21	255,000	258,810
Insured: BAM 3.00%, due 8/1/22	265,000	274,188
Insured: BAM 3.00%, due 8/1/23	270,000	284,707
Insured: BAM 3.00%, due 8/1/24	280,000	301,148
Village of Los Ranchos de Albuquerque NM, Albuquerque Academy Project, Revenue Bonds
4.00%, due 9/1/23	135,000	144,759
4.00%, due 9/1/24	100,000	109,444
4.00%, due 9/1/25	150,000	167,357
5.00%, due 9/1/26	170,000	201,431

		4,054,207

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	35

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York 10.4%
Albany County Airport Authority, Revenue Bonds
Series B 5.00%, due 12/15/21 (b)	$250,000	$260,933
Series B 5.00%, due 12/15/22 (b)	250,000	268,820
Series B 5.00%, due 12/15/23 (b)	200,000	221,764
Series A 5.00%, due 12/15/24	540,000	621,119
Board of Cooperative Educational Services for the Sole Supervisory District, Revenue Notes 1.50%, due 6/18/21	7,000,000	7,049,980
Brookfield Central School District, Unlimited General Obligation Insured: AGM 3.00%, due 6/15/22	310,000	310,964
Broome County Local Development Corp., United Health Services, Revenue Bonds
Insured: AGM 5.00%, due 4/1/24	700,000	803,467
Insured: AGM 5.00%, due 4/1/25	800,000	950,240
Build NYC Resource Corp., Manhattan College Project, Revenue Bonds 5.00%, due 8/1/21	750,000	773,842
City of Long Beach NY, Limited General Obligation Insured: BAM 5.00%, due 1/15/21	600,000	605,532
City of New York NY, Unlimited General Obligation
Series B-1 4.00%, due 10/1/24	300,000	339,669
Series E 5.00%, due 8/1/21	510,000	527,692
Subseries H-3 5.00%, due 8/1/22	300,000	323,745
Series A-1 5.00%, due 8/1/24	175,000	180,682
Series E 5.00%, due 8/1/25	800,000	874,592
City of Newburgh NY, Limited General Obligation Notes Series A 2.00%, due 7/30/21	4,260,000	4,298,809
City of Rochester NY, Limited General Obligation Series II 3.00%, due 8/4/21	8,500,000	8,669,150

	Principal Amount	Value
New York (continued)
City of Yonkers NY, Limited General Obligation
Series E, Insured: AGM 5.00%, due 9/1/23	$3,035,000	$3,408,517
Series C, Insured: BAM 5.00%, due 10/1/23	1,485,000	1,673,075
County of Nassau NY, Limited General Obligation
Series B 5.00%, due 10/1/21	2,000,000	2,081,900
Series A 5.00%, due 4/1/22	375,000	381,919
County of Rockland NY, Limited General Obligation
2.00%, due 4/1/21	2,000,000	2,013,880
Series A, Insured: AGM 4.00%, due 10/15/22	1,015,000	1,050,596
Series C, Insured: AGM 4.00%, due 5/1/23	2,000,000	2,178,980
County of Suffolk NY, Limited General Obligation
Series B, Insured: AGM 3.00%, due 10/15/25	250,000	250,935
Insured: AGM 5.00%, due 2/1/22	430,000	453,805
Series B, Insured: AGM 5.00%, due 10/1/22	2,045,000	2,218,171
Series C, Insured: BAM 5.00%, due 2/1/23	495,000	543,253
Series A, Insured: BAM 5.00%, due 4/1/24	3,075,000	3,522,751
County of Suffolk NY, Public Improvement, Limited General Obligation
Series B, Insured: AGM 5.00%, due 10/15/25	3,300,000	3,972,573
Series A, Insured: AGM 5.00%, due 6/1/26	760,000	926,113
Dutchess County Local Development Corp., Health Quest Systems, Inc., Revenue Bonds Series A 5.00%, due 7/1/22	500,000	531,745
Dutchess County Local Development Corp., Marist College Project, Revenue Bonds Series A 5.00%, due 7/1/21	265,000	272,661
Dutchess County Local Development Corp., Nuvance Health Issue, Revenue Bonds Series B 5.00%, due 7/1/21	1,725,000	1,770,212

36	MainStay MacKay Short Term Municipal Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds 5.00%, due 7/1/21	$435,000	$444,418
Hempstead Union Free School District, Limited General Obligation Notes Insured: State Aid Witholding 1.75%, due 12/15/20	1,625,000	1,626,787
Long Island Power Authority, Revenue Bonds Series C 0.764%, due 3/1/23	1,500,000	1,492,935
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A2 5.00%, due 11/15/20	1,875,000	1,876,837
Series B 5.00%, due 11/15/23	1,245,000	1,301,212
Metropolitan Transportation Authority, Revenue Bonds
Series A 4.00%, due 11/15/20	500,000	500,320
Series A-2S 4.00%, due 2/1/22	2,000,000	1,998,700
Subseries B-2A 5.00%, due 5/15/21	1,500,000	1,511,205
Subseries C-2 5.00%, due 9/1/21	1,300,000	1,314,963
Series C, Insured: AGM 5.00%, due 11/15/21	500,000	521,220
Series A 5.00%, due 3/1/22	6,160,000	6,418,658
Series D-1 5.00%, due 9/1/22	835,000	849,529
Series A-1 5.00%, due 2/1/23	950,000	966,644
Series A 5.00%, due 11/15/26	975,000	1,044,781
Series D 5.00%, due 11/15/26	2,500,000	2,573,875
Series B, Insured: AMBAC 5.25%, due 11/15/24	7,695,000	8,511,363
Monroe County Industrial Development Corp, Rochester Regional Health Project, Revenue Bonds
5.00%, due 12/1/23	700,000	785,008
5.00%, due 12/1/25	1,250,000	1,485,625

	Principal Amount	Value
New York (continued)
Monroe County Industrial Development Corp., Rochester Schools Modernization Project, Revenue Bonds Insured: State Aid Witholding 5.00%, due 5/1/24	$250,000	$288,862
Nassau County Local Economic Assistance Corp., Winthrop-University Hospital Project, Revenue Bonds 5.00%, due 7/1/22	1,000,000	1,072,960
New York City Housing Development Corp., Revenue Bonds
Series C-2 1.70%, due 7/1/21	200,000	200,266
New York State Dormitory Authority, General Purpose Bonds, Revenue Bonds Series A 5.00%, due 12/15/26	750,000	820,327
New York State Dormitory Authority, Interagency Council Pooled Loan Program, Revenue Bonds
Subseries A-1 4.00%, due 7/1/21	255,000	261,072
Subseries A-1 4.00%, due 7/1/22	400,000	422,852
Subseries A-1 4.00%, due 7/1/23	430,000	466,718
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds Series A 5.00%, due 8/1/25	1,535,000	1,784,637
New York State Dormitory Authority, North Shore Long Island Jewish Obligated Group, Revenue Bonds Series A 5.00%, due 5/1/21	320,000	326,602
New York State Dormitory Authority, Revenue Bonds
Series A, Insured: State Aid Witholding 5.00%, due 10/1/23	4,150,000	4,657,628
Series A 5.00%, due 7/1/24	665,000	769,478
New York State Dormitory Authority, Sales Tax, Revenue Bonds Series A 5.00%, due 3/15/23	1,000,000	1,108,740
New York State Dormitory Authority, School District Revenue Financing Program, Revenue Bonds Series C, Insured: State Aid Witholding 5.00%, due 10/1/26	1,000,000	1,085,360

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	37

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority, St. Joseph’s College, Revenue Bonds
Series A 5.00%, due 7/1/21	$385,000	$393,797
Series A 5.00%, due 7/1/22	420,000	443,377
Series A 5.00%, due 7/1/23	880,000	955,944
New York State Energy Research & Development Authority, Green, Revenue Bonds Series A 3.845%, due 4/1/25	1,100,000	1,121,901
New York State Energy Research & Development Authority, Revenue Bonds Series A 3.745%, due 4/1/24	1,100,000	1,117,952
New York State Environmental Facilities Corp., State Water Revolving Fund, Revenue Bonds 5.00%, due 3/15/26	110,000	131,199
New York State Housing Finance Agency, Affordable Housing, Revenue Bonds Series D, Insured: SONYMA 2.35%, due 11/1/21	1,500,000	1,507,200
New York State Thruway Authority, Revenue Bonds
Series K 5.00%, due 1/1/21	400,000	402,848
Series L 5.00%, due 1/1/22	115,000	120,887
Series A 5.00%, due 3/15/24	300,000	305,241
New York Transportation Development Corp., LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
5.00%, due 1/1/22	5,000,000	5,127,950
5.00%, due 1/1/23	5,000,000	5,212,000
New York Transportation Development Corp., Terminal One Group Association L.P., Revenue Bonds 5.00%, due 1/1/21 (b)	2,000,000	2,010,700
Niagara Area Development Corp., Niagara University Project, Revenue Bonds 2.555%, due 5/1/21	525,000	525,488
Niagara Falls City School District, High School Facilities, Certificate of Participation Insured: AGM 5.00%, due 6/15/23	1,670,000	1,858,526

	Principal Amount	Value
New York (continued)
Niagara Falls City School District, Unlimited General Obligation Insured: BAM 5.00%, due 6/15/25	$1,375,000	$1,632,524
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (b)
Series A 5.00%, due 4/1/21	1,850,000	1,881,968
Series A 5.00%, due 4/1/23	3,020,000	3,295,605
Onondaga Civic Development Corp, Upstate Properties Development, Inc., Revenue Bonds
Insured: BAM 0.915%, due 12/1/21	500,000	500,100
Insured: BAM 1.015%, due 12/1/22	655,000	654,810
Insured: BAM 1.078%, due 12/1/23	690,000	689,124
Insured: BAM 1.167%, due 12/1/24	700,000	697,732
Onondaga County Resource Recovery Agency, Revenue Bonds Series A, Insured: AGM 5.00%, due 5/1/21 (b)	155,000	158,550
Port Authority of New York & New Jersey, Consolidated 173rd, Revenue Bonds 4.00%, due 12/1/26	220,000	231,563
Port Authority of New York & New Jersey, Consolidated 175th, Revenue Bonds Series 175 5.00%, due 12/1/20	50,000	50,179
Port Authority of New York & New Jersey, Revenue Bonds
Series 179 5.00%, due 12/1/20	890,000	893,177
Series 202 5.00%, due 10/15/21 (b)	375,000	390,679
Series 178 5.00%, due 12/1/25 (b)	265,000	297,932
St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds 4.00%, due 9/1/21	260,000	265,086
Town of Oyster Bay NY, Limited General Obligation
Insured: BAM 2.00%, due 8/15/21	1,755,000	1,772,269
2.00%, due 11/1/21	835,000	846,490

38	MainStay MacKay Short Term Municipal Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
Town of Oyster Bay NY, Limited General Obligation (continued)
Insured: BAM 4.00%, due 2/15/22	$110,000	$115,019
4.00%, due 11/1/22	820,000	874,218
Insured: BAM 4.00%, due 11/1/23	365,000	402,748
Insured: BAM 4.00%, due 2/15/24	115,000	127,885
Insured: BAM 4.00%, due 11/1/24	930,000	1,055,885
Insured: BAM 4.00%, due 11/1/25	550,000	639,353
Town of Oyster Bay NY, Public Improvement Project, Limited General Obligation Series B, Insured: AGM 4.00%, due 11/1/20	775,000	775,000
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series B 5.00%, due 11/15/20	3,000,000	3,004,710
Insured: NATL-RE 5.50%, due 11/15/20	200,000	200,348
Utica School District, Unlimited General Obligation Notes Insured: State Aid Witholding 1.75%, due 6/24/21	8,000,000	8,078,800
Wellsville Central School District, Unlimited General Obligation Insured: AGM 2.50%, due 6/15/22	370,000	370,980
West Islip Union Free School District, Limited General Obligation Notes Insured: State Aid Witholding 1.75%, due 6/21/21	11,000,000	11,091,410
Whitesboro Central School District, Unlimited General Obligation Insured: AGM, State Aid Witholding 4.00%, due 6/15/25	2,325,000	2,667,937

		167,718,759

North Carolina 1.1%
Charlotte Airport Revenue, Charlotte Douglas International Airport, Revenue Bonds Series B 4.00%, due 7/1/21 (b)	550,000	561,984
New Hanover County NC, New Hanover Regional Medical Center, Revenue Bonds 5.00%, due 10/1/24	690,000	716,537

	Principal Amount	Value
North Carolina (continued)
North Carolina Turnpike Authority, Revenue Bonds
5.00%, due 1/1/22	$350,000	$367,413
5.00%, due 2/1/24	14,000,000	15,831,200
State of North Carolina, Revenue Bonds Series B 5.00%, due 11/1/20	200,000	200,000
Winston-Salem State University, Revenue Bonds Insured: BAM 5.00%, due 6/1/24	500,000	560,580

		18,237,714

North Dakota 0.5%
County of Ward ND, Limited General Obligation
Insured: AGM 5.00%, due 4/1/21	3,000,000	3,056,880
Insured: AGM 5.00%, due 4/1/22	5,300,000	5,640,366

		8,697,246

Ohio 2.6%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group, Revenue Bonds
5.00%, due 11/15/25	250,000	296,497
5.00%, due 11/15/26	400,000	484,032
Bethel Local School District, School Facilities, Certificate of Participation
Insured: BAM 4.00%, due 12/1/22	120,000	128,441
Insured: BAM 4.00%, due 12/1/23	175,000	192,932
Insured: BAM 4.00%, due 12/1/24	250,000	282,820
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds Series A-1 2.00%, due 6/1/27	3,000,000	3,065,160
City of Cleveland OH, Airport System, Revenue Bonds (b)
Series A 5.00%, due 1/1/21	500,000	503,105
Series B 5.00%, due 1/1/22	250,000	261,035
Series B 5.00%, due 1/1/23	400,000	434,128
City of Middleburg Heights OH, Southwest General Health Center, Revenue Bonds
1.899%, due 8/1/21	300,000	302,205
1.949%, due 8/1/22	200,000	203,450

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	39

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Ohio (continued)
City of Middleburg Heights OH, Southwest General Health Center, Revenue Bonds (continued)
Series A 4.00%, due 8/1/21	$145,000	$148,545
Series A 4.00%, due 8/1/22	160,000	169,080
Series A 4.00%, due 8/1/23	125,000	136,074
Series A 4.00%, due 8/1/24	130,000	145,253
Series A 4.00%, due 8/1/25	150,000	171,691
City of Sharonville OH, Revenue Bonds
Insured: BAM 4.00%, due 12/1/21	175,000	181,286
Insured: BAM 4.00%, due 12/1/22	300,000	319,881
Insured: BAM 4.00%, due 12/1/23	580,000	634,694
Insured: BAM 4.00%, due 12/1/24	745,000	835,272
Insured: BAM 4.00%, due 12/1/25	715,000	817,888
Cleveland Department of Public Utilities Division of Public Power, Revenue Bonds Series 2016, Insured: AGM 5.00%, due 11/15/20	2,645,000	2,649,047
Cleveland Municipal School District, Unlimited General Obligation Insured: School District Credit Program 5.00%, due 12/1/21	1,945,000	2,041,978
Dayton International Airport, Revenue Bonds
Series B; Insured: AGM 4.00%, due 12/1/20	250,000	250,590
Series A: Insured: AGM 5.00%, due 12/1/20 (b)	945,000	947,807
Series A, Insured: AGM 5.00%, due 12/1/25 (b)	585,000	618,117
Hillsdale Local School District, Ohio School Facilities Project, Certificate of Participation
Insured: BAM 4.00%, due 12/1/22	1,200,000	1,282,872
Insured: BAM 4.00%, due 12/1/23	675,000	743,641

	Principal Amount	Value
Ohio (continued)
Lancaster Port Authority, Revenue Bonds Series A 5.00%, due 8/1/49 (a)	$5,000,000	$5,867,500
Ohio Air Quality Development Authority, American Electric Power Co. Project, Revenue Bonds (a)
Series B 2.10%, due 7/1/28 (b)	4,000,000	4,137,000
2.40%, due 12/1/38	5,040,000	5,203,397
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Revenue Bonds 2.50%, due 11/1/42 (a)(b)	2,500,000	2,639,475
Ohio Higher Educational Facility Commission, Ohio Wesleyan University 2019 Project, Revenue Bonds Series F 5.00%, due 10/1/22	385,000	414,914
Port Authority of Greater Cincinnati Development Authority, Convention Center Hotel Acquisition & Demolition Project, Revenue Bonds Series A 3.00%, due 5/1/23	850,000	846,736
State of Ohio, Premier Health Partners, Revenue Bonds
5.00%, due 11/15/24	135,000	154,107
5.00%, due 11/15/25	140,000	163,500
5.00%, due 11/15/26	140,000	166,286
State of Ohio, Revenue Bonds Series 2016-1 5.00%, due 12/15/20	1,120,000	1,126,149
State of Ohio, Unlimited General Obligation Series B 4.25%, due 6/15/31	2,000,000	2,050,400
University of Akron, Revenue Bonds Series A 5.00%, due 1/1/21	1,770,000	1,782,337

		42,799,322

Oklahoma 0.2%
Canadian County Educational Facilities Authority, Yukon Public Schools Project, Revenue Bonds 5.00%, due 12/1/20	2,050,000	2,055,433
Weatherford Industrial Trust Educational Facilities, Weatherford Public Schools Project, Revenue Bonds 5.00%, due 3/1/21	1,000,000	1,014,680

		3,070,113

40	MainStay MacKay Short Term Municipal Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Oregon 0.3%
Salem-Keizer School District No. 24J, Deferred Interest Obligations, Unlimited General Obligation
(zero coupon), due 6/15/23	$1,700,000	$1,680,025
(zero coupon), due 6/15/24	1,785,000	1,747,426
(zero coupon), due 6/15/25	1,830,000	1,765,090

		5,192,541

Pennsylvania 4.6%
Albert Gallatin Area School District, Limited General Obligation
Series A, Insured: AGM 4.00%, due 9/1/21	400,000	409,828
Series A, Insured: AGM 4.00%, due 9/1/22	900,000	947,763
Series A, Insured: AGM 4.00%, due 9/1/24	730,000	808,147
Series A, Insured: AGM 4.00%, due 9/1/25	1,130,000	1,277,634
Allentown City School District, Limited General Obligation Notes Insured: State Aid Witholding 2.375%, due 3/31/21	3,500,000	3,499,720
Allentown School District, Limited General Obligation Insured: AGM 4.00%, due 2/15/21	875,000	883,627
Beaver County Hospital Authority, Heritage Valley Health Systems, Inc., Revenue Bonds 5.00%, due 5/15/22	725,000	743,306
Bethlehem Area School District, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/25	150,000	178,227
Borough of Quakertown PA, Unlimited General Obligation
Insured: AGM 2.00%, due 2/1/22	255,000	259,942
Insured: AGM 4.00%, due 2/1/23	275,000	296,596
Insured: AGM 4.00%, due 2/1/24	305,000	339,245
Brownsville Area School District, Limited General Obligation
Insured: MAC 2.00%, due 11/15/20	250,000	250,143
Insured: MAC 4.00%, due 11/15/21	450,000	467,118
Insured: MAC 4.00%, due 11/15/22	375,000	400,414

	Principal Amount	Value
Pennsylvania (continued)
City of Allentown PA, Unlimited General Obligation
Insured: BAM 4.00%, due 10/1/22	$175,000	$185,875
Insured: BAM 4.00%, due 10/1/23	410,000	448,241
Insured: BAM 4.00%, due 10/1/24	675,000	757,289
Insured: BAM 4.00%, due 10/1/25	245,000	280,763
City of Philadelphia PA, Unlimited General Obligation
4.875%, due 8/1/21	500,000	501,550
5.00%, due 8/1/21	3,000,000	3,096,030
Series A 5.00%, due 8/1/21	250,000	258,003
City of Pittston PA, Unlimited General Obligation
Series A, Insured: BAM 1.00%, due 11/15/22	125,000	125,201
Series A, Insured: BAM 4.00%, due 11/15/23	175,000	190,503
Series A, Insured: BAM 4.00%, due 11/15/24	265,000	294,569
Series A, Insured: BAM 4.00%, due 11/15/25	275,000	311,740
City of Reading PA, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 11/1/24	1,665,000	1,923,175
Commonwealth of Pennsylvania, Certificate of Participation Insured: AGM 5.00%, due 11/1/22	1,015,000	1,103,193
Commonwealth of Pennsylvania, Certificates of Participation Series A 5.00%, due 7/1/21	350,000	360,168
Commonwealth of Pennsylvania, Unlimited General Obligation 2nd Series 5.00%, due 1/15/21	5,000,000	5,047,150
Corry Area School District, Unlimited General Obligation Insured: MAC 3.00%, due 12/15/21	170,000	175,093
Country of Lawrence PA, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 5/15/24	545,000	630,636

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	41

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
County of Allegheny PA, Revenue Bonds (b)
Series 2001-B, Insured: NATL-RE 5.00%, due 1/1/21	$4,950,000	$4,986,135
Series 2006 B-2, Insured: FGIC 5.00%, due 1/1/21	1,490,000	1,500,877
Delaware River Port Authority, Port District Project, Revenue Bonds Series A 5.00%, due 1/1/21	135,000	135,841
Elizabeth Forward School District, Capital Appreciation, Unlimited General Obligation Series B, Insured: NATL-RE (zero coupon), due 9/1/21	2,210,000	2,201,602
Forest City Regional School District, Limited General Obligation
Insured: BAM, State Aid Withholding 4.00%, due 7/1/23	520,000	566,566
Insured: BAM, State Aid Withholding 4.00%, due 7/1/24	545,000	610,100
Lancaster School District, Limited General Obligation Series B, Insured: AGM 4.00%, due 6/1/22	1,060,000	1,119,614
McKeesport Area School District, Capital Appreciation, Unlimited General Obligation Series C, Insured: AMBAC (zero coupon), due 10/1/28	145,000	126,218
Mount Union Area School District, Limited General Obligation
Insured: BAM 4.00%, due 8/1/22	875,000	925,662
Insured: BAM 4.00%, due 8/1/23	1,175,000	1,280,691
Insured: BAM 4.00%, due 8/1/24	915,000	1,025,029
Municipality of Norristown PA, Unlimited General Obligation
Series B, Insured: AGM 4.00%, due 11/1/22	460,000	489,067
Series B, Insured: AGM 4.00%, due 11/1/23	480,000	525,134
Octorara Area School District, Limited General Obligation
Insured: AGM 4.00%, due 4/1/21	300,000	304,443
Insured: AGM 4.00%, due 4/1/22	350,000	367,507

	Principal Amount	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Philadelphia Biosolids Facility Project, Revenue Bonds
3.00%, due 1/1/21	$150,000	$150,453
3.00%, due 1/1/22	360,000	367,614
3.00%, due 1/1/23	745,000	773,534
Pennsylvania Economic Development Financing Authority, PPL Electric Utilities Corp, Revenue Bonds 0.40%, due 10/1/23	5,000,000	4,990,700
Pennsylvania Higher Educational Facilities Authority, Drexel University, Revenue Bonds 5.00%, due 5/1/24	325,000	370,178
Philadelphia Gas Works Co., 1998 General Ordinance, Revenue Bonds 5.00%, due 10/1/24	1,000,000	1,164,090
Philadelphia Gas Works Co., Revenue Bonds 5.00%, due 8/1/22	150,000	161,544
Philadelphia Municipal Authority, Revenue Bonds Series B, Insured: AGM 5.00%, due 1/15/23	825,000	906,898
Philadelphia School District, Limited General Obligation Series F, Insured: BAM 5.00%, due 9/1/25	500,000	600,415
Philadelphia School District, Unlimited General Obligation Series D, Insured: AGM 5.50%, due 6/1/21	700,000	719,173
Pittsburgh Water & Sewer Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 9/1/25	1,575,000	1,770,253
Pottstown School District, Limited General Obligation
Insured: BAM 4.00%, due 6/1/22	330,000	345,936
Insured: BAM 4.00%, due 6/1/23	375,000	404,933
Insured: BAM 4.00%, due 6/1/24	650,000	720,824
School District of Philadelphia, Limited General Obligation Series A, Insured: State Aid Witholding 5.00%, due 9/1/26	550,000	671,517

42	MainStay MacKay Short Term Municipal Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
School District of Philadelphia, Revenue Notes Series A 4.00%, due 6/30/21	$6,195,000	$6,347,521
Shikellamy School District, Limited General Obligation Series A, Insured: BAM, State Aid Withholding 4.00%, due 9/1/25	1,015,000	1,173,137
Somerset Area School District, Limited General Obligation Insured: MAC, State Aid Withholding 2.00%, due 2/15/22	425,000	433,181
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Revenue Bonds
Insured: AGM 3.00%, due 2/1/21	1,300,000	1,308,567
Insured: AGM 4.00%, due 2/1/22	1,120,000	1,170,859
State Public School Building Authority, Community College of Allegheny County, Revenue Bonds Insured: BAM 5.00%, due 7/15/24	430,000	498,938
State Public School Building Authority, Philadelphia School District, Revenue Bonds Series A; Insured: AGM 5.00%, due 6/1/22	500,000	533,265
State Public School Building Authority, Prerefunded, Harrisburg School District Project, Revenue Bonds Insured: AGM, State Aid Withholding 5.00%, due 12/1/23	300,000	342,369
State Public School Building Authority, Unrefunded, Harrisburg School District Project, Revenue Bonds Insured: AGM, State Aid Withholding 5.00%, due 12/1/23	1,700,000	1,912,364
Unity Township Municipal Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 12/1/23	805,000	917,169
Waverly Township Municipal Authority, Revenue Bonds
Insured: BAM 4.00%, due 2/15/22	780,000	812,206
Insured: BAM 4.00%, due 2/15/26	415,000	471,664

	Principal Amount	Value
Pennsylvania (continued)
Wilkinsburg-Penn Joint Water Authority, Revenue Bonds
Insured: BAM 4.00%, due 9/15/24	$330,000	$373,157
Insured: BAM 4.00%, due 9/15/25	390,000	452,115
Insured: BAM 4.00%, due 9/15/27	650,000	774,540
York Suburban School District, Limited General Obligation Series A, Insured: BAM, State Aid Withholding 4.00%, due 2/15/21	925,000	934,657

		75,189,146

Puerto Rico 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds
Series PP, Insured: NATL-RE 5.00%, due 7/1/22	250,000	251,152
Series SS, Insured: NATL-RE 5.00%, due 7/1/22	250,000	251,153
Puerto Rico Municipal Finance Agency, Revenue Bonds Series C, Insured: AGC 5.25%, due 8/1/21	1,500,000	1,542,390

		2,044,695

Rhode Island 0.3%
Providence Redevelopment Agency, Revenue Bonds
Series A 5.00%, due 4/1/21	2,405,000	2,444,153
Series A 5.00%, due 4/1/22	250,000	263,865
Rhode Island Health & Educational Building Corp., Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/25	1,000,000	1,151,460
Rhode Island Student Loan Authority, Revenue Bonds Series A 5.00%, due 12/1/25 (b)	325,000	372,866
Rhode Island Turnpike & Bridge Authority, Revenue Bonds
Series 1 2.024%, due 12/1/20	385,000	385,250
Series 1 2.124%, due 12/1/21	485,000	489,181

		5,106,775

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	43

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
South Carolina 0.5%
Charleston Educational Excellence Finance Corp., Charleston County School District, Revenue Bonds 5.00%, due 12/1/20	$500,000	$501,860
County of Hampton SC, Unlimited General Obligation Insured: AGM, State Aid Withholding 3.00%, due 9/1/21	150,000	153,207
South Carolina Ports Authority, Revenue Bonds 5.00%, due 7/1/29 (b)	325,000	375,027
South Carolina Public Service Authority, Revenue Bonds
Series E 4.322%, due 12/1/27	2,034,000	2,399,978
Series D 5.00%, due 12/1/25	725,000	777,040
Williamsburg County Public Facilities Corp., Williamsburg County Project, Revenue Bonds
Insured: BAM 4.00%, due 6/1/22	460,000	484,523
Insured: BAM 4.00%, due 6/1/23	500,000	542,185
Insured: BAM 4.00%, due 6/1/24	985,000	1,097,487
Insured: BAM 4.00%, due 6/1/25	1,025,000	1,169,586

		7,500,893

South Dakota 0.0%‡
South Dakota Health & Educational Facilities Authority, Monument Health, Revenue Bonds Series A 5.00%, due 9/1/24	350,000	409,290

Tennessee 0.5%
County of Campbell TN, Unlimited General Obligation Insured: AGM 5.00%, due 6/1/21	320,000	328,752
Knox County Health Educational & Housing Facility Board, University Health System, Inc., Revenue Bonds 5.00%, due 9/1/28	1,450,000	1,701,096
Memphis-Shelby County Airport Authority, Revenue Bonds (b)
Series B 5.00%, due 7/1/25	1,290,000	1,323,901
5.00%, due 7/1/26	155,000	187,806

	Principal Amount	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Volunteer Healthcare, Revenue Bonds (zero coupon), due 6/1/21	$250,000	$249,467
Tennessee Energy Acquisition Corp., Revenue Bonds
Series A 4.00%, due 5/1/48 (a)	2,125,000	2,280,954
Series C 5.00%, due 2/1/21	1,000,000	1,010,570
Series C 5.00%, due 2/1/22	335,000	352,752

		7,435,298

Texas 9.5%
Aledo Independent School District, Unlimited General Obligation Insured: PSF (zero coupon), due 2/15/26	200,000	187,826
Allen Independent School District, Unlimited General Obligation
Insured: PSF 5.00%, due 2/15/24	1,000,000	1,149,830
Insured: PSF 5.00%, due 2/15/26	135,000	166,112
Alvin Independent School District, Unlimited General Obligation Insured: PSF 5.00%, due 2/15/24	550,000	557,359
Arlington Higher Education Finance Corp., Great Hearts America, Revenue Bonds
Series A, Insured: PSF 5.00%, due 8/15/23	355,000	397,486
Series A, Insured: PSF 5.00%, due 8/15/24	635,000	736,689
Arlington Higher Education Finance Corp., Uplift Education Project, Revenue Bonds
Series A, Insured: PSF 3.00%, due 12/1/26	705,000	799,251
Series A, Insured: PSF 3.00%, due 12/1/27	725,000	827,036
Series A, Insured: PSF 3.00%, due 12/1/28	745,000	851,542
Series A, Insured: PSF 3.00%, due 12/1/29	770,000	883,198
Series A, Insured: PSF 4.00%, due 12/1/22	215,000	230,302
Series A, Insured: PSF 4.00%, due 12/1/23	200,000	221,762
Series A, Insured: PSF 4.00%, due 12/1/24	325,000	371,244
Series A, Insured: PSF 4.00%, due 12/1/25	340,000	398,286

44	MainStay MacKay Short Term Municipal Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Austin Texas Independent School District, Unlimited General Obligation Insured: PSF 5.00%, due 8/1/21	$7,925,000	$8,206,020
Belmont Fresh Water Supply District No. 1, Denton County, Unlimited General Obligation Insured: AGM 3.50%, due 3/1/23	495,000	526,348
Brazoria County Municipal Utility District No. 19, Unlimited General Obligation
Insured: BAM 3.00%, due 9/1/22	385,000	402,775
Insured: BAM 3.00%, due 9/1/23	410,000	434,887
Central Texas Regional Mobility Authority, Revenue Bonds Series F 5.00%, due 1/1/25	9,000,000	10,307,520
Central Texas Turnpike System, Capital Appreciation, Revenue Bonds Series A, Insured: AMBAC (zero coupon), due 8/15/29	1,000,000	853,810
Cibolo Canyons Special Improvement District, Limited General Obligation
Series A, Insured: AGM 5.00%, due 8/15/21	345,000	357,092
Series A, Insured: AGM 5.00%, due 8/15/22	365,000	393,985
Series A, Insured: AGM 5.00%, due 8/15/23	575,000	639,929
Cinco Southwest Texas Municipal Utility District No. 1, Unlimited General Obligation
Insured: BAM 2.00%, due 12/1/21	480,000	488,458
Insured: BAM 2.00%, due 12/1/22	470,000	482,892
Series A, Insured: BAM 2.00%, due 12/1/22	275,000	282,543
City of Austin TX, Airport System, Revenue Bonds (b)
Series B 5.00%, due 11/15/22	200,000	217,672
Series B 5.00%, due 11/15/24	250,000	292,023
5.00%, due 11/15/26	500,000	572,460
City of Dallas TX, Waterworks & Sewer Systems, Revenue Bonds Series B 2.485%, due 10/1/21	3,500,000	3,559,815

	Principal Amount	Value
Texas (continued)
City of Houston TX, Airport System, Revenue Bonds
Series A 5.00%, due 7/1/21 (b)(e)	$300,000	$308,673
Series A 5.00%, due 7/1/24 (b)	2,035,000	2,095,623
Subseries D 5.00%, due 7/1/24	2,000,000	2,321,320
City of Houston TX, Utility System, Revenue Bonds Series E 2.81%, due 11/15/20	450,000	450,392
City of Laredo TX, International Toll Bridge System, Revenue Bonds Series B, Insured: BAM 5.00%, due 10/1/22	150,000	163,214
City of Lewisville TX, Castle Hills Public Works, Special Assessment Insured: AGM 5.00%, due 9/1/24	1,045,000	1,150,639
City of Lubbock TX, Water & Wastewater System, Revenue Bonds Series A 5.00%, due 2/15/22	250,000	264,770
City of Rio Grande City TX, Limited General Obligation
Insured: AGM 4.00%, due 2/15/22	300,000	313,770
Insured: AGM 4.00%, due 2/15/23	505,000	542,799
Insured: AGM 4.00%, due 2/15/24	545,000	602,301
Insured: AGM 4.00%, due 2/15/25	610,000	690,520
Clear Lake City Water Authority, Unlimited General Obligation
4.00%, due 3/1/21	125,000	126,268
4.00%, due 3/1/22	110,000	114,505
4.00%, due 3/1/23	150,000	161,154
Collin County Water Control & Improvement District No. 3, Unlimited General Obligation
Insured: AGM 5.00%, due 9/15/21	215,000	223,297
Insured: AGM 5.00%, due 9/15/22	245,000	265,026
Insured: AGM 5.00%, due 9/15/23	240,000	269,424
Insured: AGM 5.00%, due 9/15/24	250,000	290,365

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	45

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Cypress-Fairbanks Independent School District, Unlimited General Obligation Series A-1, Insured: PSF 2.125%, due 2/15/27 (a)	$5,845,000	$5,926,830
Dallas Fort Worth International Airport, Revenue Bonds Series D 5.00%, due 11/1/38 (b)	1,750,000	1,830,360
Dallas-Fort Worth International Airport, Revenue Bonds
Series E 4.00%, due 11/1/20 (b)	850,000	850,000
Series F 5.00%, due 11/1/21 (b)	1,000,000	1,000,000
Series F 5.00%, due 11/1/21	1,295,000	1,353,534
Series A 5.00%, due 11/1/23	1,110,000	1,257,386
Series A 5.00%, due 11/1/24	1,770,000	2,077,874
Series B 5.00%, due 11/1/31	215,000	215,000
Series B 5.00%, due 11/1/35	325,000	325,000
East Aldine Management District, Revenue Bonds Insured: AGM 4.00%, due 2/15/23	200,000	216,636
Ector County Hospital District, Limited General Obligation
5.00%, due 9/15/21	400,000	412,920
5.00%, due 9/15/22	400,000	427,160
5.00%, due 9/15/23	430,000	473,671
5.00%, due 9/15/24	450,000	510,489
5.00%, due 9/15/25	500,000	582,385
Fort Bend County Levee Improvement District No. 15, Unlimited General Obligation
Insured: BAM 4.00%, due 9/1/21	850,000	875,551
Insured: BAM 4.00%, due 9/1/22	465,000	495,718
Fort Bend County Municipal Utility District No. 194, Unlimited General Obligation
Series A, Insured: AGM 4.00%, due 9/1/21	285,000	293,205
Series A, Insured: AGM 4.00%, due 9/1/22	290,000	308,334
Series A, Insured: AGM 4.00%, due 9/1/24	290,000	325,450

	Principal Amount	Value
Texas (continued)
Fort Bend County Municipal Utility District No. 194, Unlimited General Obligation (continued)
Series A, Insured: AGM 4.00%, due 9/1/25	$290,000	$331,995
Fort Bend Independent School District, Unlimited General Obligation Series B, Insured: PSF 0.875%, due 8/1/50 (a)	7,500,000	7,564,275
Fort Bend Municipal Utility District, No. 169 Contract, Revenue Bonds
Series A, Insured: AGM 4.00%, due 12/1/21	925,000	959,650
Series A, Insured: AGM 4.50%, due 12/1/20	465,000	466,442
Fort Bend Municipal Utility District, No. 169 Contract, Unlimited General Obligation Insured: AGM 2.00%, due 12/1/26	665,000	696,654
Fort Bend-Waller Counties Municipal Utility District No. 3, Unlimited General Obligation
Insured: BAM 4.50%, due 4/1/23	175,000	189,858
Insured: BAM 4.50%, due 4/1/24	175,000	195,585
Insured: BAM 4.50%, due 4/1/25	175,000	201,105
Galveston County Municipal Utility District No. 56, Unlimited General Obligation
Insured: BAM 4.25%, due 12/1/22	400,000	429,340
Insured: BAM 4.50%, due 12/1/20	300,000	300,930
Insured: BAM 4.50%, due 12/1/21	400,000	417,132
Insured: AGM 4.50%, due 12/1/23	425,000	472,341
Insured: AGM 4.50%, due 12/1/24	675,000	771,707
Grand Parkway Transportation Corp., Revenue Bonds 5.00%, due 2/1/23	3,610,000	3,943,203
Gulfgate Redevelopment Authority, Tax Allocation
Insured: AGM 4.00%, due 9/1/21	300,000	308,637
Insured: AGM 4.00%, due 9/1/23	325,000	352,079
Insured: AGM 4.00%, due 9/1/25	440,000	499,259

46	MainStay MacKay Short Term Municipal Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Harris County Metropolitan Transit Authority, Sales & Use Tax, Revenue Bonds Series A 5.00%, due 11/1/25	$150,000	$183,207
Harris County Municipal Utility District No. 105, Unlimited General Obligation Insured: AGM 4.50%, due 3/1/26	250,000	293,260
Harris County Municipal Utility District No. 370, Unlimited General Obligation
Insured: AGM 3.00%, due 12/1/21	110,000	113,121
Insured: AGM 3.00%, due 12/1/22	355,000	372,956
Insured: AGM 3.00%, due 12/1/24	250,000	273,365
Harris County Municipal Utility District No. 480, Unlimited General Obligation
Insured: AGM 4.00%, due 4/1/23	175,000	188,867
Insured: AGM 4.00%, due 4/1/24	175,000	194,028
Harris County Municipal Utility District No. 489, Unlimited Tax Bonds, Unlimited General Obligation
Insured: BAM 4.00%, due 9/1/24	615,000	688,941
Insured: BAM 4.00%, due 9/1/25	615,000	703,744
Harris County-Houston Sports Authority, Senior Lien, Revenue Bonds
Series A 5.00%, due 11/15/20	400,000	400,568
Series A, Insured: AGM 5.00%, due 11/15/24	150,000	170,345
Series A, Insured: AGM 5.00%, due 11/15/25	245,000	277,585
Hidalgo County Regional Mobility Authority, Revenue Bonds Series B, Insured: AGM 1.464%, due 12/1/27	170,000	170,607
Houston Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Facilities Department, Revenue Bonds
Series B, Insured: AGM (zero coupon), due 9/1/22	150,000	147,438
5.00%, due 9/1/21	1,535,000	1,567,465
5.00%, due 9/1/23	1,005,000	1,067,380
5.00%, due 9/1/24	3,180,000	3,448,519
5.00%, due 9/1/25	2,520,000	2,762,936
5.00%, due 9/1/26	430,000	479,102

	Principal Amount	Value
Texas (continued)
Hunt Memorial Hospital District, Charitable Health, Limited General Obligation
5.00%, due 2/15/21	$300,000	$302,685
5.00%, due 2/15/23	325,000	352,706
5.00%, due 2/15/24	275,000	308,311
5.00%, due 2/15/25	450,000	519,133
5.00%, due 2/15/26	800,000	943,008
Imperial Redevelopment District, Unlimited General Obligation
Insured: AGM 2.00%, due 5/1/26	130,000	134,126
Insured: AGM 4.50%, due 5/1/22	110,000	116,509
Insured: AGM 4.50%, due 5/1/23	120,000	130,628
Insured: AGM 4.50%, due 5/1/24	85,000	95,358
Insured: AGM 4.50%, due 5/1/25	125,000	144,141
Lazy Nine Municipal Utility District No. 1B, Unlimited General Obligation Insured: MAC 3.00%, due 9/1/24	360,000	390,164
Leander Independent School District, Unlimited General Obligation
Series D, Insured: PSF (zero coupon), due 8/15/40	2,125,000	968,957
Series C, Insured: PSF 5.00%, due 8/15/23	340,000	384,628
Mabank Independent School District, Unlimited General Obligation Insured: PSF (zero coupon), due 8/15/26	950,000	902,405
Matagorda County Navigation District No. 1, Revenue Bonds Insured: AMBAC 5.125%, due 11/1/28 (b)	6,530,000	8,177,780
Montgomery County Municipal Utility District No. 46, Unlimited General Obligation 2.50%, due 3/1/22	1,455,000	1,457,226
North Central Texas Community College District, Revenue Bonds Insured: AGM 3.00%, due 5/15/21	380,000	385,339
North Texas Municipal Water District, Sabine Creek Regional Wastewater System, Revenue Bonds Insured: AGM 4.00%, due 6/1/24	350,000	392,742

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	47

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Northwest Independent School District, Capital Appreciation, Unlimited General Obligation Insured: PSF (zero coupon), due 2/15/25	$295,000	$286,976
Onalaska Independent School District, Capital Appreciation, Unlimited General Obligation Insured: PSF (zero coupon), due 2/15/21	210,000	209,840
Pearland Independent School District, Unlimited General Obligation Series B; Insured: PSF 4.75%, due 2/15/23	1,520,000	1,539,745
Progreso Independent School District, Unlimited General Obligation Insured: PSF 4.00%, due 2/15/23	290,000	293,060
Remington Municipal Utility District No. 1, Unlimited General Obligation Insured: AGM 3.00%, due 9/1/22	330,000	345,484
Sienna Plantation Municipal Utility District No. 4, Unlimited General Obligation
Insured: AGM 3.00%, due 9/1/24	460,000	498,727
Insured: AGM 3.00%, due 9/1/25	475,000	522,357
Southeast Williamson County Municipal Utility District No. 1, Unlimited General Obligation
Insured: BAM 4.00%, due 9/1/22	150,000	159,483
Insured: BAM 4.00%, due 9/1/23	330,000	357,882
Insured: BAM 4.00%, due 9/1/24	345,000	383,578
Insured: BAM 4.00%, due 9/1/25	355,000	403,706
Southwest Houston Redevelopment Authority, Revenue Bonds
Insured: AGM 5.00%, due 9/1/21	150,000	155,555
Insured: AGM 5.00%, due 9/1/22	200,000	216,276
Insured: AGM 5.00%, due 9/1/24	300,000	343,929
Insured: AGM 5.00%, due 9/1/25	300,000	353,688

	Principal Amount	Value
Texas (continued)
State of Texas, College Student Loan, Unlimited General Obligation Series B 5.25%, due 8/1/21 (b)	$9,745,000	$10,107,904
State of Texas, Revenue Notes 4.00%, due 8/26/21	12,500,000	12,884,250
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds 5.00%, due 11/15/29	770,000	919,180
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas, Revenue Bonds 5.00%, due 10/1/27	1,100,000	1,227,930
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds Series A 5.25%, due 12/15/22	200,000	218,692
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.00%, due 12/15/25	1,900,000	2,058,061
Texas Municipal Power Agency, Revenue Bonds 4.00%, due 9/1/25	2,740,000	2,747,014
Texas State Public Finance Authority, Financing System Texas Southern University, Revenue Bonds Insured: BAM 5.00%, due 5/1/28	500,000	585,330
Viridian Municipal Management District, Road Improvement, Unlimited General Obligation
Insured: AGM 4.00%, due 12/1/20	505,000	506,389
Insured: AGM 4.00%, due 12/1/21	300,000	311,403
Insured: AGM 4.00%, due 12/1/22	550,000	587,862
Insured: AGM 4.00%, due 12/1/23	300,000	329,733
Viridian Municipal Management District, Unlimited Tax Road Improvement, Unlimited General Obligation
Insured: BAM 4.00%, due 12/1/22	175,000	187,047
Insured: BAM 4.00%, due 12/1/24	370,000	417,205

48	MainStay MacKay Short Term Municipal Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Viridian Municipal Management District, Utility Improvement, Unlimited General Obligation
Insured: AGM 4.00%, due 12/1/20	$260,000	$260,715
Insured: AGM 4.00%, due 12/1/21	225,000	233,552
Insured: AGM 4.00%, due 12/1/22	395,000	422,192
Insured: AGM 4.00%, due 12/1/23	305,000	335,229
Weatherford Independent School District, Unlimited General Obligation
Insured: PSF (zero coupon), due 2/15/21	250,000	249,780
Insured: PSF (zero coupon), due 2/15/22	325,000	323,359

		154,600,300

U.S. Virgin Islands 0.1%
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Insured: NATL-RE 5.00%, due 10/1/21	450,000	454,140
Insured: NATL-RE 5.00%, due 10/1/22	665,000	674,756
Insured: NATL-RE 5.00%, due 10/1/24	395,000	401,245

		1,530,141

Utah 0.4%
Salt Lake City Airport, Revenue Bonds (b)
Series A 5.00%, due 7/1/21	725,000	744,002
Series A 5.00%, due 7/1/24	95,000	108,662
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: UT CSCE 4.00%, due 4/15/22	100,000	104,737
Insured: UT CSCE 4.00%, due 4/15/23	175,000	188,466
Insured: UT CSCE 4.00%, due 4/15/24	280,000	309,969
Insured: UT CSCE 4.00%, due 4/15/26	400,000	461,104
Utah Charter School Finance Authority, Summit Academy, Inc., Revenue Bonds
Series A; Insured: UT CSCE 5.00%, due 4/15/22	110,000	116,943

	Principal Amount	Value
Utah (continued)
Utah Charter School Finance Authority, Summit Academy, Inc., Revenue Bonds (continued)
Series A; Insured: UT CSCE 5.00%, due 4/15/24	$340,000	$387,304
Utah Charter School Finance Authority, Vista School, Revenue Bonds
Series A, Insured: UT CSCE 4.00%, due 10/15/24	255,000	285,536
Series A, Insured: UT CSCE 4.00%, due 10/15/25	265,000	303,120
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/21	500,000	514,195
4.00%, due 10/15/23	755,000	794,826
5.00%, due 10/15/25	1,000,000	1,128,470
Utah State Charter School Finance Authority, North Star Academy, Revenue Bonds Insured: UT CSCE (zero coupon)%, due 4/15/25	920,000	878,251

		6,325,585

Vermont 0.1%
Vermont Educational & Health Building Financing Agency, Revenue Bonds 5.00%, due 11/1/40	1,000,000	1,000,000

Virginia 1.2%
Norfolk Airport Authority, Revenue Bonds
5.00%, due 7/1/24	395,000	449,968
5.00%, due 7/1/25	160,000	187,350
Peninsula Ports Authority, Dominion Terminal Associates Project, Revenue Bonds 1.70%, due 10/1/33 (a)	2,000,000	2,017,200
Rockingham County Economic Development Authority, Sunnyside Presbyterian Home Project, Revenue Bonds
Series A 4.00%, due 12/1/20	280,000	280,375
Series A 4.00%, due 12/1/22	300,000	309,852
University of Virginia, Prefunded, Revenue Bonds Series B 5.00%, due 8/1/21	215,000	222,607
Virginia Public School Authority, Revenue Bonds Series B 5.00%, due 8/1/21	1,545,000	1,599,539

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	49

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Virginia (continued)
Virginia Small Business Financing Authority, National Senior Campuses, Revenue Bonds
5.00%, due 1/1/22	$500,000	$524,380
5.00%, due 1/1/23	500,000	544,575
5.00%, due 1/1/24	550,000	620,692
Wise County Industrial Development Authority, Virginia Electric & Power Co. Project, Revenue Bonds Series A 0.75%, due 10/1/40 (a)	12,500,000	12,490,000

		19,246,538

Washington 0.5%
Bellevue Convention Center Authority, Revenue Bonds Insured: NATL-RE (zero coupon), due 2/1/22	530,000	520,529
City of Washougal WA, Water & Sewer, Revenue Bonds Insured: AGM 5.00%, due 9/1/31	250,000	253,880
King County School District No. 400 Mercer Island, Unlimited General Obligation Insured: School Bond Guaranty 2.00%, due 12/1/20	250,000	250,353
King County School District No. 414 Lake Washington, Limited General Obligation 4.00%, due 12/1/20	1,400,000	1,404,116
King County School District No. 414 Lake Washington, Unlimited General Obligation Insured: School Bond Guaranty 4.00%, due 12/1/20	465,000	466,367
Pend Oreille County Public Utility District No. 1 Box Canyon, Production System, Revenue Bonds 5.00%, due 1/1/23	100,000	106,314
Port of Seattle, Revenue Bonds Series B 5.00%, due 5/1/23 (b)	500,000	552,005
Snohomish County Public Utility District No. 1, Revenue Bonds 5.00%, due 12/1/22	500,000	525,380
Snohomish County School District No. 2 Everett, Unlimited General Obligation Insured: School Bond Guaranty 4.00%, due 12/1/20	750,000	752,227

	Principal Amount	Value
Washington (continued)
Spokane Public Facilities District, Revenue Bonds Series B 5.00%, due 12/1/23	$1,175,000	$1,263,513
State of Washington, Senior 520 Corridor Program, Revenue Bonds Series A 5.00%, due 9/1/24	1,000,000	1,083,970
Washington Higher Education Facilities Authority, Seattle University Project, Revenue Bonds
5.00%, due 5/1/24	250,000	280,802
5.00%, due 5/1/25	255,000	294,413

		7,753,869

West Virginia 0.5%
Morgantown Utility Board, Inc., Revenue Bonds Series A, Insured: BAM 3.00%, due 12/1/22	225,000	236,230
Roane County Building Commission, Roane General Hospital, Revenue Bonds 2.55%, due 11/1/21	1,250,000	1,251,475
West Virginia Commissioner of Highways, Surface Transportation Improvements, Revenue Bonds Series A 5.00%, due 9/1/22	390,000	423,384
West Virginia Economic Development Authority, Appalachian Power—Amos Project, Revenue Bonds Series A 1.00%, due 1/1/41 (a)(b)	5,500,000	5,459,190
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
5.00%, due 1/1/21	140,000	140,892
5.00%, due 1/1/22	200,000	209,090
5.00%, due 1/1/25	350,000	404,477

		8,124,738

Wisconsin 0.9%
City of Racine WI, Revenue Notes 2.25%, due 4/6/21	8,305,000	8,325,846
City of Racine WI, Unlimited General Obligation 0.60%, due 12/1/23	1,075,000	1,074,333
City of Racine WI, Waterworks System, Revenue Bonds 4.00%, due 9/1/23	750,000	771,502

50	MainStay MacKay Short Term Municipal Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Wisconsin (continued)
County of Milwaukee WI, Airport, Revenue Bonds Series A 5.00%, due 12/1/20 (b)	$120,000	$120,373
Fox Crossings Village WI, Water Works, Revenue Bonds 3.00%, due 5/1/24	295,000	319,795
Public Finance Authority, Affinity Living Group, Revenue Bonds 3.75%, due 2/1/22	2,000,000	2,000,460
Public Finance Authority, Northwest Nazarene University, Revenue Bonds 5.00%, due 10/1/25	500,000	544,370
State of Wisconsin, Unlimited General Obligation Series 1 5.00%, due 11/1/20	200,000	200,000
Town of Manitowish Waters WI, Unlimited General Obligation
Insured: AGM 3.00%, due 3/1/21	100,000	100,658
Insured: AGM 3.00%, due 3/1/22	285,000	292,421
Insured: AGM 3.00%, due 3/1/23	295,000	308,122
Insured: AGM 3.00%, due 3/1/24	300,000	318,243
Insured: AGM 3.00%, due 3/1/25	310,000	333,774

		14,709,897

Wyoming 0.1%
Laramie County Hospital Revenue, Cheyenne Regional Medical Center Project, Revenue Bonds
5.00%, due 5/1/23	935,000	954,663
5.00%, due 5/1/24	920,000	938,814

		1,893,477

Total Long-Term Municipal Bonds (Cost $1,384,519,689)		1,394,038,805

Short-Term Municipal Notes 8.9%
Alabama 0.2%
Southeast Alabama Gas Supply District, SIFMA Index Project No. 1, Revenue Bonds Series C 0.77%, due 4/1/49 (f)	3,000,000	3,005,340

	Principal Amount	Value
California 0.9%
California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Revenue Bonds Series A 0.45%, due 1/1/50 (b)(d)(f)	$10,000,000	$9,996,000
California Municipal Finance Authority, Revenue Bonds 0.23%, due 9/1/21 (f)	5,000,000	4,999,400

		14,995,400

Connecticut 0.2%
State of Connecticut, SIFMA Index, Unlimited General Obligation Series A 0.97%, due 3/1/22 (f)	3,000,000	3,020,040

Georgia 0.7%
Heard County Development Authority, Georgia Power Co., Plant Wansley, Revenue Bonds 0.17%, due 12/1/37 (b)(f)	3,600,000	3,600,000
Main Street Natural Gas, Inc., Revenue Bonds Subseries D 0.93%, due 8/1/48 (f)	7,500,000	7,506,900

		11,106,900

Kentucky 0.8%
County of Meade KY, Nucor Corp., Revenue Bonds 0.21%, due 7/1/60 (b)(f)	5,320,000	5,320,000
Kentucky Asset Liability Commission, Revenue Bonds (f)
Series B, Insured: NATL-RE 0.688%, due 11/1/21	2,000,000	1,995,140
Series B, Insured: NATL-RE 0.718%, due 11/1/25	5,825,000	5,713,218

		13,028,358

Massachusetts 0.5%
Massachusetts Development Finance Agency, Boston University, Revenue Bonds Series U-6C 0.09%, due 10/1/42 (f)	7,600,000	7,600,000

Mississippi 0.1%
Mississippi Business Finance Corp., Waste Management Inc., Project, Revenue Bonds 0.55%, due 3/1/29 (f)	1,750,000	1,747,410

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	51

Portfolio of Investments October 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Short-Term Municipal Notes (continued)
Missouri 0.4%
Missouri State Health & Educational Facilities Authority, Washington University, Revenue Bonds Series C 0.11%, due 3/1/40 (f)	$6,000,000	$6,000,000

Montana 0.4%
Montana Facility Finance Authority, Billings Clinic Obligated Group, Revenue Bonds 0.67%, due 8/15/37 (f)	6,075,000	6,074,332

Nevada 0.2%
State of Nevada Department of Business & Industry, Republic Services Project, Revenue Bonds 0.875%, due 12/1/26 (b)(d)(f)	3,700,000	3,701,665

New Hampshire 0.4%
New Hampshire Business Finance Authority, Waste Management, Revenue Bonds (b)(f)
0.40%, due 3/1/21	2,870,000	2,869,857
0.40%, due 4/1/24	3,000,000	2,999,850

		5,869,707

New Jersey 0.5%
New Jersey Transportation Trust Fund Authority, Transportation Program Notes, Revenue Bonds 1.32%, due 6/15/34 (f)	2,250,000	2,252,317
New Jersey Turnpike Authority, Revenue Bonds (f)
Series C-2 0.584%, due 1/1/22	3,500,000	3,493,420
Series D-1 0.804%, due 1/1/24	2,600,000	2,597,660

		8,343,397

New York 0.6%
New York City Housing Development Corp., Revenue Bonds Series G 0.20%, due 5/1/52 (f)	10,000,000	9,997,700

Ohio 0.6%
County of Franklin OH, CHE Trinity Health Credit Group, Revenue Bonds 0.23%, due 12/1/46 (f)	10,250,000	10,250,000

	Principal Amount	Value
Pennsylvania 0.4%
County of Allegheny PA, Unlimited General Obligation Series C-59B, Insured: AGM 0.718%, due 11/1/26 (f)	$1,100,000	$1,097,404
Pennsylvania Higher Educational Facilities Authority, Foundation for Indiana University of Pennsylvania, Revenue Bonds Series A; Insured: AGC 0.751%, due 7/1/27 (f)	3,000,000	2,964,510
University of Pittsburgh of the Commonwealth System of Higher Education, Revenue Bonds 0.48%, due 2/15/24 (f)	2,000,000	1,999,760

		6,061,674

Texas 0.5%
Texas Municipal Gas Acquisition and Supply Corp II, BMA Index Rate, Revenue Bonds 0.67%, due 9/15/27 (f)	8,500,000	8,484,020

Utah 0.7%
City of Murray UT, Murray City Hospital, IHC Health Services, Inc., Revenue Bonds Series D 0.10%, due 5/15/36 (f)	12,000,000	12,000,000

Washington 0.6%
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Revenue Bonds Series C 1.17%, due 1/1/42 (f)	9,000,000	9,086,940

Wisconsin 0.2%
Wisconsin State Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, Revenue Bonds Series C-2 0.57%, due 8/15/54 (f)	3,500,000	3,498,460

Total Short-Term Municipal Notes (Cost $143,531,023)		143,871,343

Total Municipal Bonds (Cost $1,528,050,712)		1,537,910,148

Total Long-Term Bonds (Cost $1,530,925,712)		1,540,804,124

52	MainStay MacKay Short Term Municipal Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	Principal Amount	Value
Unaffiliated Investment Company 1.2%
California 0.3%
Invesco California Value Municipal Income Trust 1.14%, due 12/01/22 (a)(d)	$5,000,000	$5,000,000

Massachusetts 0.9%
Invesco Muni, Inc. 1.05%, due 5/29/60 (d)	15,000,000	15,000,000

Total Unaffiliated Investment Company (Cost $20,000,000)		20,000,000

Total Investments (Cost $1,550,925,712)	96.4%	1,560,804,124
Other Assets, Less Liabilities	3.6	58,801,191
Net Assets	100.0%	$1,619,605,315

†	Percentages indicated are based on Fund net assets.

‡	Less than one-tenth of a percent.

(a)	Floating rate—Rate shown was the rate in effect as of October 31, 2020.

(b)	Interest on these securities was subject to alternative minimum tax.

(c)	Step coupon—Rate shown was the rate in effect as of October 31, 2020.

(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)

Illiquid security—As of October 31, 2020, the total market value of the security deemed illiquid under procedures approved by the Board of Trustees was $308,673, which represented less than one-tenth of a percent of the Fund’s net assets.

(f)

Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

The following abbreviations are used in the preceding pages:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—Ambac Assurance Corp.

BAM—Build America Mutual Assurance Co.

BHAC—Berkshire Hathaway Assurance Corp.

CHF— Collegiate Housing Foundation

FGIC—Financial Guaranty Insurance Company.

MAC—Municipal Assurance Corp.

NATL-RE—National Public Finance Guarantee Corp.

PSF—Permanent School Fund

Q-SBLF—Qualified School Board Loan Fund

SONYMA—State of New York Mortgage Agency

UT CSCE—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$2,893,976	$—	$2,893,976

Total Corporate Bonds	—	2,893,976	—	2,893,976

Municipal Bonds
Long-Term Municipal Bonds	—	1,417,734,170	—	1,417,734,170
Short-Term Municipal Notes	—	120,175,978	—	120,175,978

Total Municipal Bonds	—	1,537,910,148	—	1,537,910,148

Total Long-Term Bonds	—	1,540,804,124	—	1,540,804,124

Unaffiliated Investment Company	—	20,000,000	—	20,000,000

Total Investments in Securities	$—	$1,560,804,124	$—	$1,560,804,124

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	53

Statement of Assets and Liabilities as of October 31, 2020 (Unaudited)

Assets
Investment in securities, at value (identified cost $1,550,925,712)	$1,560,804,124
Cash	59,346,263
Due from custodian	1,102,883
Receivables:
Fund shares sold	35,206,496
Interest	13,997,057
Investment securities sold	6,169,366
Other assets	151,065

Total assets	1,676,777,254

Liabilities
Payables:
Investment securities purchased	53,387,003
Fund shares redeemed	2,589,930
Manager (See Note 3)	462,121
NYLIFE Distributors (See Note 3)	84,374
Transfer agent (See Note 3)	34,389
Professional fees	34,041
Shareholder communication	23,352
Custodian	3,344
Dividend payable	553,385

Total liabilities	57,171,939

Net assets	$1,619,605,315

Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$167,247
Additional paid-in capital	1,611,582,669

1,611,749,916
Total distributable earnings (loss)	7,855,399

Net assets	$1,619,605,315

Class A
Net assets applicable to outstanding shares	$399,801,157

Shares of beneficial interest outstanding	41,283,569

Net asset value per share outstanding	$9.68
Maximum sales charge (1.00% of offering price)	0.10

Maximum offering price per share outstanding	$9.78

Class A2
Net assets applicable to outstanding shares	$6,600,515

Shares of beneficial interest outstanding	680,972

Net asset value per share	$9.69

Investor Class
Net assets applicable to outstanding shares	$3,989,715

Shares of beneficial interest outstanding	410,718

Net asset value per share outstanding	$9.71
Maximum sales charge (0.50% of offering price)	0.05

Maximum offering price per share outstanding	$9.76

Class I
Net assets applicable to outstanding shares	$1,209,213,928

Shares of beneficial interest outstanding	124,871,750

Net asset value and offering price per share outstanding	$9.68

54	MainStay MacKay Short Term Municipal Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the six months ended October 31, 2020 (Unaudited)

Investment Income (Loss)
Income
Interest	$7,804,115

Expenses
Manager (See Note 3)	1,895,727
Distribution/Service—Class A (See Note 3)	351,880
Distribution/Service—Class A2 (See Note 3)	709
Distribution/Service—Investor Class (See Note 3)	5,248
Transfer agent (See Note 3)	139,936
Registration	70,782
Professional fees	46,846
Shareholder communication	20,491
Custodian	16,535
Trustees	5,534
Miscellaneous	10,462

Total expenses before waiver/reimbursement	2,564,150
Expense waiver/reimbursement from Manager (See Note 3)	(14,491)

Net expenses	2,549,659

Net investment income (loss)	5,254,456

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	439,631
Net change in unrealized appreciation (depreciation) on investments	9,763,565

Net realized and unrealized gain (loss)	10,203,196

Net increase (decrease) in net assets resulting from operations	$15,457,652

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	55

Statements of Changes in Net Assets

for the years ended October 31, 2020 (Unaudited) and April 30, 2019

	2020	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$5,254,456	$7,294,910
Net realized gain (loss)	439,631	(105,695)
Net change in unrealized appreciation (depreciation)	9,763,565	(1,222,177)

Net increase (decrease) in net assets resulting from operations	15,457,652	5,967,038

Distributions to shareholders:
Class A	(1,314,469)	(1,790,060)
Class A2	(1,626)	—
Investor Class	(14,514)	(43,444)
Class I	(4,786,632)	(6,253,078)

Total distributions to shareholders	(6,117,241)	(8,086,582)

Capital share transactions:
Net proceeds from sale of shares	1,253,730,268	598,830,379
Net asset value of shares issued to shareholders in reinvestment of distributions	3,614,831	5,905,161
Cost of shares redeemed	(216,045,619)	(487,623,791)

Increase (decrease) in net assets derived from capital share transactions	1,041,299,480	117,111,749

Net increase (decrease) in net assets	1,050,639,891	114,992,205

Net Assets
Beginning of period	568,965,424	453,973,219

End of period	$1,619,605,315	$568,965,424

56	MainStay MacKay Short Term Municipal Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios

	Six months ended October 31,		Year ended April 30,

Class A	2020*		2020		2019		2018	2017	2016

Net asset value at beginning of period	$9.54		$9.58		$9.51		$9.56	$9.61	$9.54

Net investment income (loss) (a)	0.04		0.13		0.12		0.10	0.08	0.07

Net realized and unrealized gain (loss) on investments	0.15		(0.03)		0.07		(0.05)	(0.05)	0.06

Total from investment operations	0.19		0.10		0.19		0.05	0.03	0.13

Less distributions:

From net investment income	(0.05)		(0.14)		(0.12)		(0.10)	(0.08)	(0.06)

From net realized gain on investments	—		—		—		—	(0.00)‡	—

Total distributions	(0.05)		(0.14)		(0.12)		(0.10)	(0.08)	(0.06)

Net asset value at end of period	$9.68		$9.54		$9.58		$9.51	$9.56	$9.61

Total investment return (b)	1.98%		1.05%		2.04	%(c)	0.54%	0.27%	1.41%

Ratios (to average net assets)/Supplemental Data:

Net investment income (loss)	0.78	%††	1.30%		1.28%		1.06%	0.79%	0.69%

Net expenses (d)	0.65	%††	0.69%		0.71%		0.80%	0.80%	0.80%

Expenses (before waiver/reimbursement) (d)	0.65	%††	0.70%		0.71%		0.84%	0.84%	0.94%

Portfolio turnover rate	17	%(e)	94	%(e)	96%		69%	85%	66%

Net assets at end of period (in 000’s)	$399,801		$152,614		$113,023		$98,982	$147,029	$111,768

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)

In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e)	The portfolio turnover rate includes variable rate demand notes.

Class A2	September 30, 2020^ through October 31, 2020*

Net asset value at beginning of period**	$9.70

Net investment income (loss) (a)	0.00 ‡

Net realized and unrealized gain (loss) on investments	(9.70)

Net realized and unrealized gain (loss) on foreign currency transactions	9.69

Total from investment operations	(0.01)

Net asset value at end of period	$9.69

Total investment return (b)	(0.05%)

Ratios (to average net assets)/Supplemental Data:

Net investment income (loss)††	0.20%

Net expenses††(c)	0.64%

Portfolio turnover rate (d)	17%

Net assets at end of period (in 000’s)	$6,601

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
**	Based on the net asset value of Class A as of September 30, 2020.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.
(c)

In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	57

Financial Highlights selected per share data and ratios

	Six months ended October 31,		Year ended April 30,

Investor Class	2020*		2020		2019	2018	2017	2016

Net asset value at beginning of period	$9.57		$9.61		$9.54	$9.59	$9.64	$9.56

Net investment income (loss) (a)	0.03		0.09		0.08	0.06	0.04	0.03

Net realized and unrealized gain (loss) on investments	0.14		(0.02)		0.07	(0.05)	(0.05)	0.07

Total from investment operations	0.17		0.07		0.15	0.01	(0.01)	0.10

Less distributions:

From net investment income	(0.03)		(0.11)		(0.08)	(0.06)	(0.04)	(0.02)

From net realized gain on investments	—		—		—	—	(0.00)‡	—

Total distributions	(0.03)		(0.11)		(0.08)	(0.06)	(0.04)	(0.02)

Net asset value at end of period	$9.71		$9.57		$9.61	$9.54	$9.59	$9.64

Total investment return (b)	1.92%		0.61%		1.56%	0.08%	(0.09%)	1.06%

Ratios (to average net assets)/Supplemental Data:

Net investment income (loss)	0.53	%††	0.98%		0.81%	0.60%	0.42%	0.30%

Net expenses (c)	0.99	%††	1.09%		1.18%	1.26%	1.17%	1.20%

Expenses (before waiver/reimbursement) (c)	1.27	%††	1.28%		1.30%	1.36%	1.22%	1.33%

Portfolio turnover rate	17	%(d)	94	%(d)	96%	69%	85%	66%

Net assets at end of period (in 000’s)	$3,990		$4,158		$3,834	$3,366	$3,639	$3,663

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.
(c)

In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d)	The portfolio turnover rate includes variable rate demand notes.

	Six months ended October 31,		Year ended April 30,

Class I	2020*		2020		2019	2018	2017	2016

Net asset value at beginning of period	$9.54		$9.58		$9.51	$9.56	$9.61	$9.54

Net investment income (loss) (a)	0.05		0.15		0.15	0.13	0.10	0.09

Net realized and unrealized gain (loss) on investments	0.15		(0.02)		0.07	(0.05)	(0.05)	0.07

Total from investment operations	0.20		0.13		0.22	0.08	0.05	0.16

Less distributions:

From net investment income	(0.06)		(0.17)		(0.15)	(0.13)	(0.10)	(0.09)

From net realized gain on investments	—		—		—	—	(0.00)‡	—

Total distributions	(0.06)		(0.17)		(0.15)	(0.13)	(0.10)	(0.09)

Net asset value at end of period	$9.68		$9.54		$9.58	$9.51	$9.56	$9.61

Total investment return (b)	2.12%		1.34%		2.34%	0.84%	0.54%	1.66%

Ratios (to average net assets)/Supplemental Data:

Net investment income (loss)	1.03	%††	1.58%		1.61%	1.36%	1.04%	0.93%

Net expenses (c)	0.40	%††	0.40%		0.40%	0.50%	0.54%	0.55%

Expenses (before waiver/reimbursement) (c)	0.40	%††	0.45%		0.45%	0.59%	0.59%	0.68%

Portfolio turnover rate	17	%(d)	94	%(d)	96%	69%	85%	66%

Net assets at end of period (in 000’s)	$1,209,214		$412,193		$337,116	$157,945	$164,798	$211,369

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)

Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)

In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d)	The portfolio turnover rate includes variable rate demand notes.

58	MainStay MacKay Short Term Municipal Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Notes to Financial Statements (Unaudited)

Note 1–Organization and Business

MainStay Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-four funds (collectively referred to as the “Funds”). These financial statements and notes relate to the Mainstay MacKay Short Term Municipal Fund (the “Fund”), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.

The Fund currently has six classes of shares registered for sale. Class I shares commenced operations on January 2, 1991. Class A shares commenced operations on January 2, 2004. Investor Class shares commenced operations on February 28, 2008. Class A2 shares commenced operations on September 30, 2020. Class R6 shares were registered for sale effective as of February 28, 2017. As of October 31, 2020, Class R6 shares were not yet offered for sale. SIMPLE Class shares were registered for sale effective as of August 31, 2020. As of October 31, 2020, SIMPLE Class shares were not yet offered for sale.

Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 0.50% may be imposed on certain redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. Class A2 shares are offered at NAV without an initial sales charge, although a 2.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class A2 shares. Class I shares are offered at NAV without a sales charge. Class R6 shares are currently expected to be offered at NAV without a sales charge. SIMPLE Class shares are currently expected to be offered at NAV without a sales charge. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class A, Investor Class and SIMPLE Class shares are subject to a distribution and/or service fee. Class I and Class R6 shares are not subject to a distribution and/or service fee.

The Fund’s investment objective is to seek current income exempt from regular federal income tax.

Note 2–Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(A)  Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) on each day the Fund is open for business (“valuation date”).

The Board of Trustees of the Trust (the “Board”) adopted procedures establishing methodologies for the valuation of the Fund’s securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Trust (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Fund’s assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the “Manager”), aided to whatever extent necessary by the Subadvisor (as defined in Note 3(A)). To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund’s third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.

The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.

For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

“Fair value” is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on

59

Notes to Financial Statements (Unaudited) (continued)

market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for an identical asset or liability

•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2020, is included at the end of the Portfolio of Investments.

The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund’s valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund’s valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended October 31, 2020, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor, reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. No securities held by the Fund as of October 31, 2020 were fair valued in such a manner.

Debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities are generally categorized as Level 2 in the hierarchy.

Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

In calculating NAV, each closed end fund is valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Price information on closed end funds is taken from the exchange where the security is primarily traded. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature

60	MainStay MacKay Short Term Municipal Fund

in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

(B)  Income Taxes.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.

The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund’s financial statements. The Fund’s federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

(C)  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.

(D)  Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method and includes any realized gains and losses from repayments of principal on mortgage-backed securities. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased, other than Short-Term Investments, for the Fund are accreted and amortized, respectively, on the effective interest rate method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(E)  Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations. Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.

(F)  Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

(G)  Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., interest rate, security or securities index). The Fund is subject to risks such as market price risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

61

Notes to Financial Statements (Unaudited) (continued)

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund’s involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund’s activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss.

The Fund’s investment in futures contracts and other derivatives may increase the volatility of the Fund’s NAVs and may result in a loss to the Fund. As of October 31, 2020, the Fund did not hold any futures contracts.

(H)  Debt Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.

(I)  Municipal Bond Risk.  The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects that may have a significant impact on the Fund’s investment performance. In addition, the Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse due to economic challenges posed by COVID-19. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Certain of the issuers in which the Fund may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades. On May 3, 2017, the Commonwealth of Puerto Rico began proceedings pursuant to the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”) to seek bankruptcy-type protections from approximately $74 billion in debt and approximately $48 billion in unfunded pension obligations. In addition, the economic downturn following the outbreak of COVID-19 and the resulting pressure on Puerto Rico’s budget have further contributed to its financial challenges. Puerto Rico has reached agreements with certain bondholders to restructure outstanding debt issued by certain of Puerto Rico’s instrumentalities and is negotiating the restructuring of its debt with certain other bondholders. Any agreement to restructure such outstanding debt must be approved by the judge overseeing the debt restructuring. Puerto Rico’s debt restructuring process and other economic, political, social, environmental or health factors or developments could occur rapidly and may significantly affect the value of municipal securities of Puerto Rico. Due to the ongoing budget impact from Covid-19 on the Commonwealth’s finances, the Federal Oversight and Management Board or the Commonwealth could seek to revise or even terminate earlier agreements reached with certain creditors prior to the outbreak of COVID-19. Any agreement between the Federal Oversight and Management Board and creditors is subject to approval by the judge overseeing the Title III proceedings. The composition of the Federal Oversight and Management Board is changing significantly due to existing members either stepping down or being replaced as the current board’s term has expired. There is no assurance that newly appointed board members will approve the restructuring agreements the prior board had negotiated. The Fund’s vulnerability to potential losses associated with such developments may be reduced through investing in municipal securities that feature credit enhancements (such as bond insurance). The bond insurance provider pays both principal and interest when due to the bond holder. The magnitude of Puerto Rico’s debt restructuring or other adverse economic developments could pose significant strains on the ability of municipal securities insurers to meet all future claims. As of October 31, 2020, 100.0% of the Puerto Rico municipal securities held by the Fund were insured.

In light of the spread of the novel coronavirus in early 2020 to Puerto Rico and globally, the presiding Judge Laura Taylor adjourned most of the Commonwealth’s PROMESA proceedings for public health reasons and negotiations between Puerto Rico and its instrumentalities and their respective creditors to restructure outstanding debt obligations remain ongoing.

(J)  Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

Note 3–Fees and Related Party Transactions

(A)  Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”), serves as the Fund’s Manager, pursuant to an Amended and Restated Management

62	MainStay MacKay Short Term Municipal Fund

Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC (“MacKay Shields” or the “Subadvisor”), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement (“Subadvisory Agreement”) between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.

Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.35% on assets up to $1 billion; and 0.33% on assets over $1 billion. During the six-month period ended October 31, 2020, the effective management fee rate was 0.35%, (exclusive of any applicable waivers/reimbursements).

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed: Class A, 0.70% and Class I, 0.40% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement, to Investor Class shares. New York Life Investments will waive fees and/or reimburse expenses so that Class R6 fees and expenses do not exceed those of Class I. This agreement will remain in effect until August 31, 2021, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.

New York Life has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses) do not exceed 0.70% of its average daily net assets for Class A2 shares. This agreement will remain in effect until September 30, 2021, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.

During the six-month period ended October 31, 2020, New York Life Investments earned fees from the Fund in the amount of $1,895,727 and waived fees and/or reimbursed expenses including the waiver/ reimbursement of certain class specific expenses in the amount of $14,491 and paid the Subadvisor in the amount of $938,521.

State Street provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund,

maintaining the general ledger and sub-ledger accounts for the calculation of the Fund’s NAVs and assisting New York Life Investments in conducting various aspects of the Fund’s administrative operations. For providing these services to the Fund, State Street is compensated by New York Life Investments.

Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.

(B)  Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A, Class A2 and Investor Class Plans, the Distributor receives a monthly distribution fee from Class A, Class A2 and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A, Class A2 and Investor Class shares for distribution and/or service activities as designated by the Distributor. Class I shares are not subject to a distribution and/or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund’s shares and service activities.

(C)  Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended October 31, 2020, were $4,760 and $208, respectively.

The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A shares during the six-month period ended October 31, 2020, of $25,605.

(D)  Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund’s transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with DST Asset Manager Solutions, Inc. (“DST”), pursuant to which DST performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until August 31, 2021 and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During

63

Notes to Financial Statements (Unaudited) (continued)

the six-month period ended October 31, 2020, transfer agent expenses incurred by the Fund and reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, waivers were as follows:

Class	Expense	Waived
Class A	$32,825	$—
Investor Class	13,349	(5,980)
Class A2	66	—
Class I	93,696	—

(E)  Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund’s prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.

(F)  Capital.  As of October 31, 2020, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:

Class A	$16,331,430	4.1%
Class A2	24,974	0.4

Note 4–Federal Income Tax

As of October 31, 2020, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Investments in Securities	$1,551,262,082	$11,704,021	$(2,161,979)	$9,542,042

As of April 30, 2020, for federal income tax purposes, capital loss carryforwards of $1,235,603, were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the Fund through the years indicated. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or have expired.

Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)

Unlimited	$791	$445

During the years ended October 31, 2020, and April 30, 2020, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets were as follows:

Distributions paid from:
Ordinary Income	$40,673
Exempt Interest Dividends	8,045,909
Total	$8,086,582

Note 5–Custodian

State Street is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund’s net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.

Note 6–Line of Credit

The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.

Effective July 28, 2020, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan Chase Bank NA, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate or the one-month London Interbank Offered Rate (“LIBOR”), whichever is higher. The Credit Agreement expires on July 27, 2021, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 28, 2020, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement, but State Street served as agent to the syndicate. During the six-month period ended October 31, 2020, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement or the credit agreement for which State Street served as agent.

Note 7–Interfund Lending Program

Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another subject to the conditions of the exemptive order. During the six-month period ended October 31, 2020, there were no interfund loans made or outstanding with respect to the Fund.

Note 8–Purchases and Sales of Securities (in 000’s)

During the six-month period ended October 31, 2020, purchases and sales of securities, other than short-term securities, were $1,083,117 and $155,217, respectively.

64	MainStay MacKay Short Term Municipal Fund

The Fund may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. During the six-month period ended October 31, 2020, such purchases were $65,848.

Note 9–Capital Share Transactions

Transactions in capital shares for the six-month period ended October 31, 2020 and the year ended April 30, 2020, were as follows:

Class A	Shares	Amount

Six-month period ended October 31, 2020:
Shares sold	30,787,016	$297,925,144
Shares issued to shareholders in reinvestment of distributions	99,548	963,398
Shares redeemed	(5,661,295)	(54,781,793)

Net increase (decrease) in shares outstanding before conversion	25,225,269	244,106,749
Shares converted into Class A (See Note 1)	64,031	619,756

Net increase (decrease)	25,289,300	$244,726,505

Year ended April 30, 2020:
Shares sold	14,392,027	$138,183,004
Shares issued to shareholders in reinvestment of distributions	167,115	1,607,404
Shares redeemed	(10,426,586)	(100,270,675)

Net increase (decrease) in shares outstanding before conversion	4,132,556	39,519,733
Shares converted into Class A (See Note 1)	94,440	907,322
Shares converted from Class A (See Note 1)	(26,919)	(258,313)

Net increase (decrease)	4,200,077	$40,168,742

Class A2	Shares	Amount

Period ended October 31, 2020 (a):
Shares sold	695,257	$6,742,064
Shares issued to shareholders in reinvestment of distributions	168	1,626
Shares redeemed	(14,453)	(140,195)

Net increase (decrease)	680,972	$6,603,495

Investor Class	Shares	Amount
Six-month period ended October 31, 2020:
Shares sold	138,479	$1,341,395
Shares issued to shareholders in reinvestment of distributions	1,446	14,026
Shares redeemed	(99,951)	(967,707)

Net increase (decrease) in shares outstanding before conversion	39,974	387,714
Shares converted from Investor Class (See Note 1)	(63,840)	(619,756)

Net increase (decrease)	(23,866)	$(232,042)

Six-month period ended April 30, 2020:
Shares sold	421,609	$4,064,884
Shares issued to shareholders in reinvestment of distributions	4,303	41,488
Shares redeemed	(322,899)	(3,114,767)

Net increase (decrease) in shares outstanding before conversion	103,013	991,605
Shares converted into Investor Class (See Note 1)	26,842	258,313
Shares converted from Investor Class (See Note 1)	(94,228)	(907,322)

Net increase (decrease)	35,627	$342,596

Class I	Shares	Amount
Six-month period ended October 31, 2020:
Shares sold	97,954,332	$947,721,665
Shares issued to shareholders in reinvestment of distributions	272,279	2,635,781
Shares redeemed	(16,559,833)	(160,155,924)

Net increase (decrease)	81,666,778	$790,201,522

Year ended April 30, 2020:
Shares sold	47,548,072	$456,582,492
Shares issued to shareholders in reinvestment of distributions	442,537	4,256,269
Shares redeemed	(39,971,679)	(384,238,350)

Net increase (decrease)	8,018,930	$76,600,411

(a)	The inception date of the class was September 30, 2020.

Note 10–Recent Accounting Pronouncement

To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which adds, removes, and modifies certain fair value measurement disclosure requirements. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019. The Manager evaluated the implications of certain provisions of ASU 2018-13 and determined to early adopt aspects related to the removal and modifications of certain fair value measurement disclosures, which are currently in place as of October 31, 2020. The Manager is evaluating the implications of certain other provisions of ASU 2018-13 related to new disclosure requirements and has not yet determined the impact of those provisions on the financial statement disclosures, if any.

65

Notes to Financial Statements (Unaudited) (continued)

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2020-04 (“ASU 2020-04”), which provides optional guidance to ease the potential accounting burden associated with transitioning away from LIBOR and other reference rates that are expected to be discontinued. ASU 2020-04 is effective immediately upon release of the update on March 12, 2020, through December 31, 2022. At this time, the Manager is evaluating the implications of certain other provisions of ASU 2020-04 related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

Note 11–Other Matters

An outbreak of COVID-19, first detected in December 2019, has developed into a global pandemic and has resulted in travel restrictions, closure of international borders, certain businesses and securities markets, restrictions on securities trading activities, prolonged quarantines, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The continued impact of COVID-19 is uncertain and could further adversely affect the global economy, national economies, individual issuers and capital markets in unforeseeable ways and result in a substantial and extended economic downturn. Developments that disrupt global economies and financial markets, such as COVID-19, may magnify factors that affect the Fund’s performance.

Note 12–Subsequent Events

In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2020, events and transactions subsequent to October 31, 2020, through the date the financial statements were issued have been evaluated by the Manager, for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

66	MainStay MacKay Short Term Municipal Fund

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Fund’s securities is available free of charge upon request, by visiting the MainStay Funds’ website at newyorklifeinvestments.com or visiting the SEC’s website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting records for the 12-month period ending June 30 on Form N-PX. The most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-624-6782; visiting the MainStay Funds’ website at newyorklifeinvestments.com; or visiting the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC 60 days after its first and third fiscal quarter on Form N-PORT. The Fund’s holdings report is available free of charge by visiting the SEC’s website at www.sec.gov or upon request by calling New York Life Investments at 800-624-6782.

67

MainStay Funds

Equity

U.S. Equity

MainStay Epoch U.S. All Cap Fund

MainStay Epoch U.S. Equity Yield Fund

MainStay MacKay Common Stock Fund

MainStay MacKay Growth Fund

MainStay MacKay S&P 500 Index Fund

MainStay MacKay Small Cap Core Fund

MainStay MacKay U.S. Equity Opportunities Fund

MainStay MAP Equity Fund

MainStay Winslow Large Cap Growth Fund1

International Equity

MainStay Epoch International Choice Fund

MainStay MacKay International Equity Fund

MainStay MacKay International Opportunities Fund

Emerging Markets Equity

MainStay Candriam Emerging Markets Equity Fund

Global Equity

MainStay Epoch Capital Growth Fund

MainStay Epoch Global Equity Yield Fund

Fixed Income

Taxable Income

MainStay Candriam Emerging Markets Debt Fund

MainStay Floating Rate Fund

MainStay MacKay High Yield Corporate Bond Fund

MainStay MacKay Short Duration High Yield Fund

MainStay MacKay Total Return Bond Fund

MainStay MacKay Unconstrained Bond Fund

MainStay MacKay U.S. Infrastructure Bond Fund2

MainStay Short Term Bond Fund3

Tax-Exempt Income

MainStay MacKay California Tax Free Opportunities Fund4

MainStay MacKay High Yield Municipal Bond Fund

MainStay MacKay Intermediate Tax Free Bond Fund

MainStay MacKay New York Tax Free Opportunities Fund5

MainStay MacKay Short Term Municipal Fund

MainStay MacKay Tax Free Bond Fund

Money Market

MainStay Money Market Fund

Mixed Asset

MainStay Balanced Fund

MainStay Income Builder Fund

MainStay MacKay Convertible Fund

Speciality

MainStay CBRE Global Infrastructure Fund

MainStay CBRE Real Estate Fund

MainStay Cushing MLP Premier Fund

Asset Allocation

MainStay Conservative Allocation Fund

MainStay Conservative ETF Allocation Fund

MainStay Defensive ETF Allocation Fund

MainStay Equity Allocation Fund6

MainStay Equity ETF Allocation Fund

MainStay Growth Allocation Fund7

MainStay Growth ETF Allocation Fund

MainStay Moderate Allocation Fund

MainStay Moderate ETF Allocation Fund

Manager

New York Life Investment Management LLC

New York, New York

Subadvisors

Candriam Belgium S.A.8

Brussels, Belgium

Candriam Luxembourg S.C.A.8

Strassen, Luxembourg

CBRE Clarion Securities LLC

Radnor, Pennsylvania

Cushing Asset Management, LP

Dallas, Texas

Epoch Investment Partners, Inc.

New York, New York

MacKay Shields LLC8

New York, New York

Markston International LLC

White Plains, New York

NYL Investors LLC8

New York, New York

Winslow Capital Management, LLC

Minneapolis, Minnesota

Legal Counsel

Dechert LLP

Washington, District of Columbia

Independent Registered Public Accounting Firm

KPMG LLP

Philadelphia, Pennsylvania

Distributor

NYLIFE Distributors LLC8

Jersey City, New Jersey

Custodian9

State Street Bank and Trust Company

Boston, Massachusetts

1.	Formerly known as MainStay Large Cap Growth Fund.
2.	Formerly known as MainStay MacKay Infrastructure Bond Fund.
3.	Formerly known as MainStay Indexed Bond Fund.
4.

This Fund is registered for sale in AZ, CA, NV, OR, TX, UT and WA. Class A and Class I shares are registered for sale in MI. Class I and Class C2 shares are registered for sale in CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY.

5.	This Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY and VT.
6.	Formerly known as MainStay Growth Allocation Fund.
7.	Formerly known as MainStay Moderate Growth Allocation Fund.
8.	An affiliate of New York Life Investment Management LLC.
9.

The custodian for MainStay Cushing MLP Premier Fund is U.S. Bank National Association, Milwaukee, Wisconsin and the custodian for the MainStay ETF Asset Allocation Funds is JPMorgan Chase Bank, N.A., New York, New York.

Not part of the Semiannual Report

For more information

800-624-6782

newyorklifeinvestments.com

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. The MainStay Funds® are managed by New York Life Investment Management LLC and distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, a wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors LLC is a Member FINRA/SIPC.

©2020 NYLIFE Distributors LLC. All rights reserved.

1716479 MS203-20	MSSTM10-12/20 (NYLIM) NL230

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments is included as part of Item 1 of this report.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	January 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	January 8, 2021

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	January 8, 2021

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b)	Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.